UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC.

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/16

Item 1.	Schedule of Investments.

GEI U.S. Equity Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—97.1% †	Number of Shares	Fair Value
Aerospace & Defense—2.4%
General Dynamics Corp.	2,166	$336,076
Hexcel Corp.	4,642	205,641
The Boeing Co.	865	113,955
		655,672
Agricultural Products—0.3%
Archer-Daniels-Midland Co.	2,180	91,931
Air Freight & Logistics—0.4%
United Parcel Service Inc., Class B	877	95,909
Airlines—1.1%
Delta Air Lines Inc.	7,937	312,400
Apparel, Accessories & Luxury Goods—0.7%
Ralph Lauren Corp.	899	90,925
VF Corp.	1,948	109,185
		200,110
Application Software—1.0%
Intuit Inc.	1,864	205,058
salesforce.com Inc.	1,096	78,178	(a)
		283,236
Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	2,576	257,008
Invesco Ltd.	3,597	112,478
		369,486
Auto Parts & Equipment—1.1%
Delphi Automotive PLC	4,266	304,251
Automobile Manufacturers—0.3%
Ford Motor Co.	6,503	78,491
Automotive Retail—0.4%
Advance Auto Parts Inc.	756	112,735
Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	1,382	169,350	(a)
Amgen Inc.	3,977	663,403
Gilead Sciences Inc.	5,622	444,813
Vertex Pharmaceuticals Inc.	1,250	109,013	(a)
		1,386,579
Cable & Satellite—4.8%
Charter Communications Inc., Class A	1,842	497,285	(a)
Comcast Corp., Class A	6,055	401,688
Liberty Global PLC, Class C	8,552	282,558	(a)
Sirius XM Holdings Inc.	35,087	146,313	(a)
		1,327,844
Communications Equipment—2.2%
Cisco Systems Inc.	18,658	591,832
Consumer Finance—1.5%
Discover Financial Services	7,401	418,527
Data Processing & Outsourced Services—2.1%
PayPal Holdings Inc.	4,495	184,160	(a)
Visa Inc., Class A	4,824	398,945
		583,105
Diversified Banks—6.2%
Bank of America Corp.	26,123	408,825
Citigroup Inc.	10,663	503,614
JPMorgan Chase & Co.	5,255	349,930
Wells Fargo & Co.	9,760	432,173
		1,694,542

Drug Retail—0.2%
CVS Health Corp.	464	41,291
Electric Utilities—0.9%
Exelon Corp.	1,575	52,432
NextEra Energy Inc.	1,552	189,840
		242,272
Financial Exchanges & Data—2.5%
CME Group Inc.	3,224	336,972
S&P Global Inc.	2,741	346,901
		683,873
General Merchandise Stores—0.5%
Dollar General Corp.	1,884	131,861
Gold—0.4%
Newmont Mining Corp.	2,868	112,684
Healthcare Equipment—5.6%
Abbott Laboratories	3,728	157,657
Boston Scientific Corp.	15,910	378,658	(a)
Medtronic PLC	10,251	885,686
Stryker Corp.	1,119	130,263
		1,552,264
Healthcare Supplies—0.6%
The Cooper Companies Inc.	899	161,155
Home Improvement Retail—1.3%
Lowe’s Companies Inc.	4,926	355,706
Hotels, Resorts & Cruise Lines—0.3%
Hilton Worldwide Holdings Inc.	4,122	94,517
Household Products—0.2%
The Procter & Gamble Co.	501	44,965
Housewares & Specialties—1.3%
Newell Brands Inc.	6,817	358,983
Hypermarkets & Super Centers—0.5%
Wal-Mart Stores Inc.	1,919	138,398
Independent Power Producers & Energy Traders—0.4%
Calpine Corp.	8,366	105,746	(a)
Industrial Conglomerates—0.5%
Honeywell International Inc.	1,240	144,572
Industrial Gases—0.2%
Air Products & Chemicals Inc.	441	66,300
Industrial Machinery—1.5%
Ingersoll-Rand PLC	6,091	413,823
Integrated Oil & Gas—4.4%
Chevron Corp.	3,988	410,445
Exxon Mobil Corp.	5,257	458,831
Occidental Petroleum Corp.	4,610	336,161
		1,205,437
Internet & Direct Marketing Retail—1.5%
Amazon.com Inc.	504	422,004	(a)
Internet Software & Services—4.9%
Alphabet Inc., Class A	451	362,631	(a)
Alphabet Inc., Class C	548	425,955	(a)
Baidu Inc. ADR	767	139,648	(a)
Facebook Inc., Class A	2,741	351,588	(a)
LinkedIn Corp., Class A	437	83,519	(a)
		1,363,341
Investment Banking & Brokerage—1.1%
The Charles Schwab Corp.	9,539	301,146

Movies & Entertainment—2.2%
The Walt Disney Co.	2,237	207,728
Time Warner Inc.	5,074	403,941
		611,669
Multi-Line Insurance—1.0%
American International Group Inc.	1,974	117,137
The Hartford Financial Services Group Inc.	3,759	160,961
		278,098
Multi-Utilities—1.5%
Dominion Resources Inc.	515	38,249
Sempra Energy	3,569	382,561
		420,810
Oil & Gas Equipment & Services—1.0%
Schlumberger Ltd.	3,481	273,746
Oil & Gas Exploration & Production—2.8%
Concho Resources Inc.	508	69,774	(a)
ConocoPhillips	6,002	260,907
Hess Corp.	5,777	309,763
Noble Energy Inc.	3,368	120,372
		760,816
Packaged Foods & Meats—1.2%
Mondelez International Inc., Class A	7,620	334,518
Paper Packaging—0.2%
Packaging Corporation of America	592	48,106
Pharmaceuticals—8.6%
Allergan PLC	3,681	847,771	(a)
Johnson & Johnson	5,063	598,092
Merck & Company Inc.	8,936	557,696
Pfizer Inc.	10,416	352,790
		2,356,349
Property & Casualty Insurance—1.0%
Chubb Ltd.	1,974	248,033
XL Group Ltd.	898	30,200
		278,233
Research & Consulting Services—1.2%
Nielsen Holdings PLC	6,101	326,831
Semiconductor Equipment—1.7%
Applied Materials Inc.	15,484	466,843
Semiconductors—3.3%
NXP Semiconductors N.V.	1,717	175,151	(a)
QUALCOMM Inc.	10,611	726,854
		902,005
Soft Drinks—2.1%
PepsiCo Inc.	5,352	582,137
Specialized REITs—1.8%
American Tower Corp.	4,429	501,939
Specialty Chemicals—0.1%
PPG Industries Inc.	359	37,106
Systems Software—2.1%
Microsoft Corp.	6,140	353,664
Oracle Corp.	5,605	220,164
		573,828
Technology Hardware, Storage & Peripherals—4.5%
Apple Inc.	6,577	743,530
Hewlett Packard Enterprise Co.	6,250	142,188
Western Digital Corp.	6,013	351,580
		1,237,298

Trading Companies & Distributors—1.2%
United Rentals Inc.	4,057	318,434	(a)

Total Common Stock (Cost $22,623,358)		26,755,754

Short-Term Investments—3.0%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $834,272)	834,272	834,272	(b,c,d)

Total Investments (Cost $23,457,630)		27,590,026

Liabilities in Excess of Other Assets, net—(0.1)%		(31,693)

NET ASSETS—100.0%		$27,558,333

Other Information:

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2016	2	$216,040	$841

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2016.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipt

GEI S&P 500 Index Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—97.5% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	2,230	$189,550
The Interpublic Group of Companies Inc.	3,820	85,377
		274,927
Aerospace & Defense—2.0%
General Dynamics Corp.	2,694	418,001
L-3 Communications Holdings Inc.	689	103,853
Lockheed Martin Corp.	2,354	564,301
Northrop Grumman Corp.	1,671	357,510
Raytheon Co.	2,772	377,352
Rockwell Collins Inc.	1,236	104,244
Textron Inc.	2,725	108,319
The Boeing Co.	5,340	703,492
TransDigm Group Inc.	500	144,560	(a)
United Technologies Corp.	7,183	729,793
		3,611,425
Agricultural & Farm Machinery—0.1%
Deere & Co.	2,806	239,492
Agricultural Products—0.1%
Archer-Daniels-Midland Co.	5,624	237,164
Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	1,445	101,815
Expeditors International of Washington Inc.	1,799	92,684
FedEx Corp.	2,188	382,200
United Parcel Service Inc., Class B	6,402	700,123
		1,276,822
Airlines—0.5%
Alaska Air Group Inc.	1,200	79,032
American Airlines Group Inc.	4,846	177,412
Delta Air Lines Inc.	7,130	280,637
Southwest Airlines Co.	5,649	219,690
United Continental Holdings Inc.	2,650	139,045	(a)
		895,816
Alternative Carriers—0.1%
Level 3 Communications Inc.	2,800	129,864	(a)
Aluminum—0.1%
Alcoa Inc.	13,140	133,240
Apparel Retail—0.6%
Foot Locker Inc.	1,300	88,036
L Brands Inc.	2,188	154,845
Ross Stores Inc.	3,724	239,453
The Gap Inc.	2,196	48,839
The TJX Companies Inc.	6,131	458,476
Urban Outfitters Inc.	846	29,204	(a)
		1,018,853
Apparel, Accessories & Luxury Goods—0.4%
Coach Inc.	2,689	98,310
Hanesbrands Inc.	3,400	85,850
Michael Kors Holdings Ltd.	1,622	75,893	(a)
PVH Corp.	769	84,975
Ralph Lauren Corp.	600	60,684

Under Armour Inc., Class A	1,700	65,756	(a)
Under Armour Inc., Class C	1,712	57,968	(a)
VF Corp.	3,215	180,201
		709,637
Application Software—0.8%
Adobe Systems Inc.	4,584	497,547	(a)
Autodesk Inc.	1,748	126,433	(a)
Citrix Systems Inc.	1,407	119,904	(a)
Intuit Inc.	2,200	242,022
salesforce.com Inc.	5,909	421,489	(a)
Verint Systems Inc.	1	38	(a)
		1,407,433
Asset Management & Custody Banks—1.0%
Affiliated Managers Group Inc.	500	72,350	(a)
Ameriprise Financial Inc.	1,567	156,340
BlackRock Inc.	1,096	397,256
Franklin Resources Inc.	3,500	124,495
Invesco Ltd.	3,850	120,389
Legg Mason Inc.	1,100	36,828
Northern Trust Corp.	1,896	128,909
State Street Corp.	3,311	230,545	(b)
T Rowe Price Group Inc.	2,240	148,960
The Bank of New York Mellon Corp.	10,003	398,920
		1,814,992
Auto Parts & Equipment—0.1%
BorgWarner Inc.	1,747	61,459
Delphi Automotive PLC	2,456	175,162
		236,621
Automobile Manufacturers—0.5%
Ford Motor Co.	35,994	434,448
General Motors Co.	13,087	415,774
		850,222
Automotive Retail—0.4%
Advance Auto Parts Inc.	722	107,665
AutoNation Inc.	486	23,673	(a)
AutoZone Inc.	275	211,293	(a)
CarMax Inc.	1,690	90,162	(a)
O’Reilly Automotive Inc.	900	252,099	(a)
		684,892
Biotechnology—2.9%
AbbVie Inc.	15,073	950,654
Alexion Pharmaceuticals Inc.	2,101	257,457	(a)
Amgen Inc.	6,930	1,155,993
Biogen Inc.	2,015	630,755	(a)
Celgene Corp.	7,257	758,574	(a)
Gilead Sciences Inc.	12,105	957,748
Regeneron Pharmaceuticals Inc.	650	261,313	(a)
Vertex Pharmaceuticals Inc.	2,300	200,583	(a)
		5,173,077
Brewers—0.1%
Molson Coors Brewing Co., Class B	1,598	175,460
Broadcasting—0.2%
CBS Corp., Class B	3,932	215,238
Discovery Communications Inc., Class A	1,497	40,299	(a)
Discovery Communications Inc., Class C	2,397	63,065	(a)
Scripps Networks Interactive Inc., Class A	1,000	63,490
TEGNA Inc.	1,870	40,878
		422,970

Building Products—0.4%
Allegion PLC	933	64,293
Fortune Brands Home & Security Inc.	1,400	81,340
Johnson Controls International PLC	8,942	416,071
Masco Corp.	2,985	102,416
		664,120
Cable & Satellite—1.1%
Charter Communications Inc., Class A	2,000	539,940	(a)
Comcast Corp., Class A	22,191	1,472,151
		2,012,091
Casinos & Gaming—0.0%*
Wynn Resorts Ltd.	791	77,059
Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	3,204	258,435
Communications Equipment—1.0%
Cisco Systems Inc.	46,437	1,472,982
F5 Networks Inc.	700	87,248	(a)
Harris Corp.	1,100	100,771
Juniper Networks Inc.	3,500	84,210
Motorola Solutions Inc.	1,444	110,148
		1,855,359
Computer & Electronics Retail—0.1%
Best Buy Company Inc.	2,495	95,259
Construction & Engineering—0.1%
Fluor Corp.	1,478	75,851
Jacobs Engineering Group Inc.	1,150	59,478	(a)
Quanta Services Inc.	1,200	33,588	(a)
		168,917
Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	5,402	479,536
Cummins Inc.	1,356	173,771
PACCAR Inc.	3,203	188,272
		841,579
Construction Materials—0.1%
Martin Marietta Materials Inc.	600	107,466
Vulcan Materials Co.	1,298	147,622
		255,088
Consumer Electronics—0.1%
Garmin Ltd.	1,000	48,110
Harman International Industries Inc.	700	59,115
		107,225
Consumer Finance—0.7%
American Express Co.	7,058	451,994
Capital One Financial Corp.	4,684	336,452
Discover Financial Services	3,877	219,245
Navient Corp.	2,743	39,691
Synchrony Financial	7,658	214,424
		1,261,806
Copper—0.1%
Freeport-McMoRan Inc.	10,498	114,008
Data Processing & Outsourced Services—2.4%
Alliance Data Systems Corp.	525	112,628	(a)
Automatic Data Processing Inc.	4,226	372,733
Fidelity National Information Services Inc.	3,000	231,090
Fiserv Inc.	2,026	201,526	(a)
Global Payments Inc.	1,463	112,300
Mastercard Inc., Class A	8,786	894,151

Paychex Inc.	3,125	180,844
PayPal Holdings Inc.	10,260	420,352	(a)
The Western Union Co.	5,024	104,600
Total System Services Inc.	1,602	75,534
Visa Inc., Class A	17,432	1,441,627
Xerox Corp.	8,947	90,633
		4,238,018
Department Stores—0.1%
Kohl’s Corp.	1,573	68,819
Macy’s Inc.	3,030	112,261
Nordstrom Inc.	992	51,465
		232,545
Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	1,540	73,058
Constellation Brands Inc., Class A	1,694	282,034
		355,092
Distributors—0.1%
Genuine Parts Co.	1,345	135,105
LKQ Corp.	2,900	102,834	(a)
		237,939
Diversified Banks—4.2%
Bank of America Corp.	94,138	1,473,260
Citigroup Inc.	26,837	1,267,511
Comerica Inc.	1,556	73,630
JPMorgan Chase & Co.	33,381	2,222,841
U.S. Bancorp	14,746	632,456
Wells Fargo & Co.	41,969	1,858,387	(c)
		7,528,085
Diversified Chemicals—0.7%
Eastman Chemical Co.	1,318	89,202
EI du Pont de Nemours & Co.	8,235	551,498
The Dow Chemical Co.	10,404	539,240
		1,179,940
Diversified Support Services—0.1%
Cintas Corp.	764	86,026
Drug Retail—0.8%
CVS Health Corp.	9,789	871,123
Walgreens Boots Alliance Inc.	7,874	634,802
		1,505,925
Electric Utilities—2.0%
Alliant Energy Corp.	2,100	80,451
American Electric Power Company Inc.	4,641	297,999
Duke Energy Corp.	6,504	520,580
Edison International	2,942	212,560
Entergy Corp.	1,785	136,963
Eversource Energy	2,930	158,747
Exelon Corp.	8,725	290,455
FirstEnergy Corp.	4,254	140,722
NextEra Energy Inc.	4,362	533,560
PG&E Corp.	4,554	278,568
Pinnacle West Capital Corp.	1,100	83,589
PPL Corp.	6,237	215,613
The Southern Co.	8,958	459,546
Xcel Energy Inc.	4,780	196,649
		3,606,002
Electrical Components & Equipment—0.5%
Acuity Brands Inc.	400	105,840
AMETEK Inc.	2,100	100,338

Eaton Corporation PLC	4,245	278,939
Emerson Electric Co.	6,126	333,928
Rockwell Automation Inc.	1,219	149,133
		968,178
Electronic Components—0.2%
Amphenol Corp., Class A	2,800	181,776
Corning Inc.	9,334	220,749
		402,525
Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	1,100	34,562
Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	3,389	218,184
Environmental & Facilities Services—0.2%
Republic Services Inc.	2,215	111,747
Stericycle Inc.	800	64,112	(a)
Waste Management Inc.	3,903	248,855
		424,714
Fertilizers & Agricultural Chemicals—0.3%
CF Industries Holdings Inc.	2,385	58,075
FMC Corp.	1,400	67,676
Monsanto Co.	4,028	411,661
The Mosaic Co.	3,300	80,718
		618,130
Financial Exchanges & Data—0.7%
CME Group Inc.	3,074	321,295
Intercontinental Exchange Inc.	1,051	283,097
Moody’s Corp.	1,529	165,560
Nasdaq Inc.	1,200	81,048
S&P Global Inc.	2,494	315,641
		1,166,641
Food Distributors—0.1%
Sysco Corp.	4,649	227,848
Food Retail—0.2%
The Kroger Co.	8,590	254,951
Whole Foods Market Inc.	2,988	84,710
		339,661
Footwear—0.4%
NIKE Inc., Class B	12,457	655,861
General Merchandise Stores—0.4%
Dollar General Corp.	2,300	160,977
Dollar Tree Inc.	2,148	169,542	(a)
Target Corp.	5,449	374,237
		704,756
Gold—0.1%
Newmont Mining Corp.	4,919	193,268
Health Care REITs—0.4%
HCP Inc.	4,600	174,570
Ventas Inc.	3,029	213,938
Welltower Inc.	3,300	246,741
		635,249
Healthcare Distributors—0.5%
AmerisourceBergen Corp.	1,761	142,253
Cardinal Health Inc.	2,868	222,844
Henry Schein Inc.	800	130,384	(a)
McKesson Corp.	2,141	357,012
Patterson Companies Inc.	700	32,158
		884,651

Healthcare Equipment—2.6%
Abbott Laboratories	13,691	578,992
Baxter International Inc.	4,377	208,345
Becton Dickinson and Co.	2,012	361,617
Boston Scientific Corp.	12,399	295,096	(a)
CR Bard Inc.	660	148,025
Danaher Corp.	5,600	438,984
Edwards Lifesciences Corp.	2,000	241,120	(a)
Hologic Inc.	2,400	93,192	(a)
Intuitive Surgical Inc.	370	268,187	(a)
Medtronic PLC	12,688	1,096,243
St Jude Medical Inc.	2,547	203,149
Stryker Corp.	2,937	341,896
Varian Medical Systems Inc.	834	83,008	(a)
Zimmer Biomet Holdings Inc.	1,840	239,237
		4,597,091
Healthcare Facilities—0.2%
HCA Holdings Inc.	2,807	212,293	(a)
Universal Health Services Inc., Class B	898	110,652
		322,945
Healthcare Services—0.4%
DaVita Inc.	1,458	96,330	(a)
Express Scripts Holding Co.	5,886	415,140	(a)
Laboratory Corporation of America Holdings	900	123,732	(a)
Quest Diagnostics Inc.	1,200	101,556
		736,758
Healthcare Supplies—0.1%
DENTSPLY SIRONA Inc.	2,300	136,689
The Cooper Companies Inc.	500	89,630
		226,319
Healthcare Technology—0.1%
Cerner Corp.	2,700	166,725	(a)
Home Building—0.1%
DR Horton Inc.	2,900	87,580
Lennar Corp., Class A	1,800	76,212
PulteGroup Inc.	3,135	62,825
		226,617
Home Entertainment Software—0.3%
Activision Blizzard Inc.	6,200	274,660
Electronic Arts Inc.	2,838	242,365	(a)
		517,025
Home Furnishing Retail—0.0%*
Bed Bath & Beyond Inc.	1,613	69,536
Home Furnishings—0.1%
Leggett & Platt Inc.	1,400	63,812
Mohawk Industries Inc.	600	120,204	(a)
		184,016
Home Improvement Retail—1.2%
Lowe’s Companies Inc.	8,031	579,919
The Home Depot Inc.	11,371	1,463,220
		2,043,139
Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	6,717	104,584
Hotels, Resorts & Cruise Lines—0.3%
Carnival Corp.	3,900	190,398
Marriott International Inc., Class A	2,882	194,045
Royal Caribbean Cruises Ltd.	1,634	122,468
Wyndham Worldwide Corp.	975	65,647
		572,558

Household Appliances—0.1%
Whirlpool Corp.	743	120,485
Household Products—2.0%
Church & Dwight Company Inc.	2,600	124,592
Colgate-Palmolive Co.	8,145	603,870
Kimberly-Clark Corp.	3,375	425,723
The Clorox Co.	1,167	146,085
The Procter & Gamble Co.	24,825	2,228,044
		3,528,314
Housewares & Specialties—0.1%
Newell Brands Inc.	4,334	228,228
Human Resource & Employment Services—0.0%*
Robert Half International Inc.	1,275	48,272
Hypermarkets & Super Centers—0.9%
Costco Wholesale Corp.	4,108	626,511
Wal-Mart Stores Inc.	13,951	1,006,146
		1,632,657
Independent Power Producers & Energy Traders—0.1%
AES Corp.	5,500	70,675
NRG Energy Inc.	3,615	40,524
		111,199
Industrial Conglomerates—2.5%
3M Co.	5,600	986,888
General Electric Co.	82,796	2,452,418	(d)
Honeywell International Inc.	6,994	815,430
Roper Technologies Inc.	988	180,280
		4,435,016
Industrial Gases—0.3%
Air Products & Chemicals Inc.	1,941	291,810
Praxair Inc.	2,674	323,099
		614,909
Industrial Machinery—0.8%
Dover Corp.	1,509	111,123
Flowserve Corp.	1,300	62,712
Fortive Corp.	2,800	142,520
Illinois Tool Works Inc.	3,017	361,557
Ingersoll-Rand PLC	2,400	163,056
Parker-Hannifin Corp.	1,234	154,904
Pentair PLC	1,707	109,658
Snap-on Inc.	609	92,544
Stanley Black & Decker Inc.	1,399	172,049
Xylem Inc.	1,581	82,923
		1,453,046
Industrial REITs—0.1%
Prologis Inc. REIT	4,829	258,545
Insurance Brokers—0.5%
Aon PLC	2,434	273,801
Arthur J Gallagher & Co.	1,700	86,479
Marsh & McLennan Companies Inc.	4,853	326,364
Willis Towers Watson PLC	1,158	153,748
		840,392
Integrated Oil & Gas—3.2%
Chevron Corp.	17,532	1,804,394
Exxon Mobil Corp.	38,319	3,344,482
Occidental Petroleum Corp.	7,126	519,628
		5,668,504

Integrated Telecommunication Services—2.5%
AT&T Inc.	56,844	2,308,435
CenturyLink Inc.	4,962	136,108
Frontier Communications Corp.	11,474	47,732
Verizon Communications Inc.	37,621	1,955,539
		4,447,814
Internet & Direct Marketing Retail—2.4%
Amazon.com Inc.	3,604	3,017,665	(a)
Expedia Inc.	1,050	122,556
Netflix Inc.	3,943	388,583	(a)
The Priceline Group Inc.	465	684,243	(a)
TripAdvisor Inc.	1,150	72,657	(a)
		4,285,704
Internet Software & Services—4.5%
Akamai Technologies Inc.	1,733	91,832	(a)
Alphabet Inc., Class A	2,734	2,198,300	(a)
Alphabet Inc., Class C	2,750	2,137,547	(a)
eBay Inc.	9,760	321,104	(a)
Facebook Inc., Class A	21,535	2,762,294	(a)
VeriSign Inc.	862	67,443	(a)
Yahoo! Inc.	8,289	357,256	(a)
		7,935,776
Investment Banking & Brokerage—0.8%
E*TRADE Financial Corp.	2,840	82,701	(a)
Morgan Stanley	13,496	432,682
The Charles Schwab Corp.	11,111	350,774
The Goldman Sachs Group Inc.	3,453	556,865
		1,423,022
IT Consulting & Other Services—1.3%
Accenture PLC, Class A	5,845	714,084
Cognizant Technology Solutions Corp., Class A	5,714	272,615	(a)
CSRA Inc.	1,382	37,176
International Business Machines Corp.	8,030	1,275,565
Teradata Corp.	1,400	43,400	(a)
		2,342,840
Leisure Products—0.1%
Hasbro Inc.	1,096	86,946
Mattel Inc.	3,296	99,803
		186,749
Life & Health Insurance—0.8%
Aflac Inc.	3,902	280,437
Lincoln National Corp.	2,059	96,732
MetLife Inc.	10,308	457,984
Principal Financial Group Inc.	2,411	124,191
Prudential Financial Inc.	4,100	334,765
Torchmark Corp.	966	61,718
Unum Group	1,989	70,231
		1,426,058
Life Sciences Tools & Services—0.7%
Agilent Technologies Inc.	3,185	149,981
Illumina Inc.	1,400	254,324	(a)
Mettler-Toledo International Inc.	237	99,500	(a)
PerkinElmer Inc.	1,011	56,727
Thermo Fisher Scientific Inc.	3,628	577,070
Waters Corp.	800	126,792	(a)
		1,264,394

Managed Healthcare—1.5%
Aetna Inc.	3,227	372,557
Anthem Inc.	2,478	310,518
Centene Corp.	1,600	107,136	(a)
Cigna Corp.	2,309	300,909
Humana Inc.	1,427	252,422
UnitedHealth Group Inc.	8,811	1,233,540
		2,577,082
Metal & Glass Containers—0.1%
Ball Corp.	1,341	109,895
Owens-Illinois Inc.	1,800	33,102	(a)
		142,997
Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	1,800	94,662
Movies & Entertainment—1.3%
The Walt Disney Co.	13,675	1,269,860
Time Warner Inc.	7,307	581,710
Twenty-First Century Fox Inc., Class A	9,590	232,270
Twenty-First Century Fox Inc., Class B	4,192	103,710
Viacom Inc., Class B	3,346	127,483
		2,315,033
Multi-Line Insurance—0.5%
American International Group Inc.	9,325	553,345
Assurant Inc.	500	46,125
Loews Corp.	2,726	112,175
The Hartford Financial Services Group Inc.	3,589	153,681
		865,326
Multi-Sector Holdings—1.5%
Berkshire Hathaway Inc., Class B	17,518	2,530,825	(a)
Leucadia National Corp.	3,000	57,120
		2,587,945
Multi-Utilities—1.1%
Ameren Corp.	2,242	110,262
CenterPoint Energy Inc.	3,718	86,369
CMS Energy Corp.	2,700	113,427
Consolidated Edison Inc.	2,855	214,981
Dominion Resources Inc.	5,682	422,002
DTE Energy Co.	1,766	165,421
NiSource Inc.	3,315	79,925
Public Service Enterprise Group Inc.	4,692	196,454
SCANA Corp.	1,400	101,318
Sempra Energy	2,132	228,529
WEC Energy Group Inc.	3,075	184,131
		1,902,819
Office REITs—0.3%
Boston Properties Inc.	1,498	204,162
SL Green Realty Corp.	1,000	108,100
Vornado Realty Trust	1,669	168,920
		481,182
Office Services & Supplies—0.0%*
Pitney Bowes Inc.	2,032	36,901
Oil & Gas Drilling—0.1%
Helmerich & Payne Inc.	900	60,570
Transocean Ltd.	3,804	40,551
		101,121
Oil & Gas Equipment & Services—1.0%
Baker Hughes Inc.	3,981	200,921
FMC Technologies Inc.	2,086	61,891	(a)

Halliburton Co.	8,067	362,047
National Oilwell Varco Inc.	3,346	122,932
Schlumberger Ltd.	12,901	1,014,535
		1,762,326
Oil & Gas Exploration & Production—1.8%
Anadarko Petroleum Corp.	4,757	301,403
Apache Corp.	3,448	220,224
Cabot Oil & Gas Corp.	3,600	92,880
Chesapeake Energy Corp.	5,615	35,206	(a)
Cimarex Energy Co.	900	120,933
Concho Resources Inc.	1,300	178,555	(a)
ConocoPhillips	11,514	500,514
Devon Energy Corp.	4,692	206,964
EOG Resources Inc.	5,100	493,221
EQT Corp.	1,514	109,947
Hess Corp.	2,449	131,315
Marathon Oil Corp.	7,042	111,334
Murphy Oil Corp.	1,700	51,680
Newfield Exploration Co.	1,300	56,498	(a)
Noble Energy Inc.	3,700	132,238
Pioneer Natural Resources Co.	1,500	278,475
Range Resources Corp.	1,800	69,750
Southwestern Energy Co.	4,100	56,744	(a)
		3,147,881
Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	4,790	194,426
Phillips 66	4,061	327,114
Tesoro Corp.	1,200	95,472
Valero Energy Corp.	4,300	227,900
		844,912
Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	16,837	389,440
ONEOK Inc.	2,000	102,780
Spectra Energy Corp.	6,277	268,341
The Williams Companies Inc.	6,171	189,635
		950,196
Packaged Foods & Meats—1.5%
Campbell Soup Co.	1,615	88,341
ConAgra Foods Inc.	3,754	176,851
General Mills Inc.	5,536	353,640
Hormel Foods Corp.	2,400	91,032
Kellogg Co.	2,390	185,153
McCormick & Company Inc.	1,100	109,912
Mead Johnson Nutrition Co.	1,815	143,403
Mondelez International Inc., Class A	14,398	632,072
The Hershey Co.	1,381	132,024
The JM Smucker Co.	947	128,356
The Kraft Heinz Co.	5,530	494,990
Tyson Foods Inc., Class A	2,871	214,378
		2,750,152
Paper Packaging—0.2%
Avery Dennison Corp.	854	66,433
International Paper Co.	3,730	178,965
Sealed Air Corp.	1,731	79,314
WestRock Co.	2,175	105,444
		430,156
Personal Products—0.1%
The Estee Lauder Companies Inc., Class A	2,079	184,116

Pharmaceuticals—5.3%
Allergan PLC	3,651	840,862	(a)
Bristol-Myers Squibb Co.	15,526	837,162
Eli Lilly & Co.	8,946	718,006
Endo International PLC	1,700	34,255	(a)
Johnson & Johnson	25,279	2,986,208
Mallinckrodt PLC	965	67,338	(a)
Merck & Company Inc.	25,750	1,607,058
Mylan N.V.	3,904	148,820	(a)
Perrigo Company PLC	1,275	117,721
Pfizer Inc.	56,043	1,898,176
Zoetis Inc.	4,146	215,633
		9,471,239
Property & Casualty Insurance—0.8%
Chubb Ltd.	4,261	535,395
Cincinnati Financial Corp.	1,392	104,985
The Allstate Corp.	3,386	234,243
The Progressive Corp.	5,373	169,249
The Travelers Companies Inc.	2,732	312,951
XL Group Ltd.	2,456	82,595
		1,439,418
Publishing—0.0%*
News Corp., Class A	3,400	47,532
Railroads—0.8%
CSX Corp.	9,109	277,824
Kansas City Southern	1,000	93,320
Norfolk Southern Corp.	2,645	256,724
Union Pacific Corp.	7,622	743,374
		1,371,242
Real Estate Services—0.1%
CBRE Group Inc., Class A	3,044	85,171	(a)
Regional Banks—1.0%
BB&T Corp.	7,500	282,900
Citizens Financial Group Inc.	5,200	128,492
Fifth Third Bancorp	7,316	149,686
Huntington Bancshares Inc.	9,534	94,005
KeyCorp	10,228	124,475
M&T Bank Corp.	1,503	174,498
People’s United Financial Inc.	3,200	50,624
Regions Financial Corp.	11,268	111,215
SunTrust Banks Inc.	4,529	198,370
The PNC Financial Services Group Inc.	4,639	417,928
Zions Bancorporation	1,900	58,938
		1,791,131
Research & Consulting Services—0.3%
Equifax Inc.	1,169	157,324
Nielsen Holdings PLC	3,300	176,781
The Dun & Bradstreet Corp.	400	54,648
Verisk Analytics Inc.	1,400	113,792	(a)
		502,545
Residential REITs—0.4%
Apartment Investment & Management Co., Class A	1,477	67,809
AvalonBay Communities Inc.	1,272	226,212
Equity Residential	3,308	212,804
Essex Property Trust Inc.	600	133,620
UDR Inc.	2,500	89,975
		730,420

Restaurants—1.2%
Chipotle Mexican Grill Inc.	260	110,110	(a)
Darden Restaurants Inc.	1,229	75,362
McDonald’s Corp.	7,837	904,076
Starbucks Corp.	13,761	745,021
Yum! Brands Inc.	3,374	306,393
		2,140,962
Retail REITs—0.7%
Federal Realty Investment Trust	700	107,751
General Growth Properties Inc.	5,300	146,280
Kimco Realty Corp.	3,931	113,803
Realty Income Corp.	2,400	160,632
Simon Property Group Inc.	2,879	595,982
The Macerich Co.	1,144	92,515
		1,216,963
Semiconductor Equipment—0.3%
Applied Materials Inc.	10,081	303,942
KLA-Tencor Corp.	1,378	96,061
Lam Research Corp.	1,447	137,045
		537,048
Semiconductors—2.9%
Analog Devices Inc.	2,800	180,460
Broadcom Ltd.	3,665	632,286
First Solar Inc.	710	28,038	(a)
Intel Corp.	43,652	1,647,863
Linear Technology Corp.	2,100	124,509
Microchip Technology Inc.	1,800	111,852
Micron Technology Inc.	9,526	169,372	(a)
NVIDIA Corp.	4,638	317,796
Qorvo Inc.	1,100	61,314	(a)
QUALCOMM Inc.	13,810	945,985
Skyworks Solutions Inc.	1,700	129,438
Texas Instruments Inc.	9,182	644,393
Xilinx Inc.	2,287	124,275
		5,117,581
Soft Drinks—1.9%
Dr Pepper Snapple Group Inc.	1,700	155,227
Monster Beverage Corp.	1,246	182,925	(a)
PepsiCo Inc.	13,232	1,439,245
The Coca-Cola Co.	36,218	1,532,746
		3,310,143
Specialized Consumer Services—0.0%*
H&R Block Inc.	2,179	50,444
Specialized REITs—1.0%
American Tower Corp.	3,955	448,220
Crown Castle International Corp.	3,100	292,051
Digital Realty Trust Inc.	1,400	135,968
Equinix Inc.	616	221,914
Extra Space Storage Inc.	1,200	95,292
Iron Mountain Inc.	1,886	70,781
Public Storage	1,406	313,735
Weyerhaeuser Co.	7,285	232,683
		1,810,644
Specialty Chemicals—0.5%
Albemarle Corp.	1,100	94,039
Ecolab Inc.	2,502	304,543
International Flavors & Fragrances Inc.	647	92,502

PPG Industries Inc.	2,410	249,098
The Sherwin-Williams Co.	763	211,091
		951,273
Specialty Stores—0.2%
Signet Jewelers Ltd.	800	59,624
Staples Inc.	7,050	60,277
Tiffany & Co.	1,086	78,876
Tractor Supply Co.	1,342	90,384
Ulta Salon Cosmetics & Fragrance Inc.	500	118,990	(a)
		408,151
Steel—0.1%
Nucor Corp.	2,859	141,378
Systems Software—3.2%
CA Inc.	2,703	89,415
Microsoft Corp.	72,036	4,149,274
Oracle Corp.	27,703	1,088,174
Red Hat Inc.	1,800	145,494	(a)
Symantec Corp.	6,051	151,880
		5,624,237
Technology Hardware, Storage & Peripherals—3.7%
Apple Inc.	49,855	5,636,108
Hewlett Packard Enterprise Co.	15,417	350,737
HP Inc.	15,600	242,268
NetApp Inc.	2,570	92,057
Seagate Technology PLC	2,894	111,564
Western Digital Corp.	2,677	156,524
		6,589,258
Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	2,619	84,594
Tobacco—1.6%
Altria Group Inc.	18,180	1,149,522
Philip Morris International Inc.	14,319	1,392,093
Reynolds American Inc.	7,622	359,377
		2,900,992
Trading Companies & Distributors—0.2%
Fastenal Co.	2,700	112,806
United Rentals Inc.	800	62,792	(a)
WW Grainger Inc.	482	108,373
		283,971
Trucking—0.1%
JB Hunt Transport Services Inc.	900	73,026
Ryder System Inc.	631	41,614
		114,640
Water Utilities—0.1%
American Water Works Company Inc.	1,700	127,228

Total Common Stock (Cost $95,333,348)		173,489,902

Short-Term Investments—2.3%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $4,038,734)	4,038,734	4,038,734	(c,e,f)

Total Investments (Cost $99,372,082)		177,528,636

Other Assets and Liabilities, net—0.2%		305,417

NET ASSETS—100.0%		$177,834,053

Other Information:

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2016	40	$4,320,800	$26,354

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(d)	General Electric Co. is the parent company of GE Asset Management Incorporated (GEAM), the Fund’s investment adviser prior to July 1, 2016.

(e)	Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(f)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

GEI Premier Growth Equity Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—95.3% †	Number of Shares	Fair Value
Air Freight & Logistics—1.1%
United Parcel Service Inc., Class B	3,460	$378,386
Application Software—3.2%
Intuit Inc.	7,353	808,904
salesforce.com Inc.	4,374	311,997	(a)
		1,120,901
Biotechnology—9.4%
Alexion Pharmaceuticals Inc.	5,450	667,843	(a)
Amgen Inc.	7,180	1,197,696
Gilead Sciences Inc.	12,111	958,222
Vertex Pharmaceuticals Inc.	4,931	430,033	(a)
		3,253,794
Cable & Satellite—9.6%
Charter Communications Inc., Class A	3,893	1,050,993	(a)
Comcast Corp., Class A	9,083	602,566
Liberty Global PLC, Class C	33,737	1,114,670	(a)
Sirius XM Holdings Inc.	138,409	577,166	(a)
		3,345,395
Data Processing & Outsourced Services—6.6%
PayPal Holdings Inc.	17,734	726,562	(a)
Visa Inc., Class A	19,031	1,573,864
		2,300,426
Financial Exchanges & Data—7.8%
CME Group Inc.	12,716	1,329,077
S&P Global Inc.	10,813	1,368,493
		2,697,570
Healthcare Equipment—5.8%
Abbott Laboratories	14,706	621,916
Medtronic PLC	16,177	1,397,693
		2,019,609
Healthcare Supplies—1.8%
The Cooper Companies Inc.	3,547	635,835
Home Improvement Retail—2.8%
Lowe’s Companies Inc.	13,408	968,192
Internet & Direct Marketing Retail—4.8%
Amazon.com Inc.	1,989	1,665,410	(a)
Internet Software & Services—11.4%
Alphabet Inc., Class C	2,163	1,681,278	(a)
Baidu Inc. ADR	3,028	551,308	(a)
Facebook Inc., Class A	10,813	1,386,984	(a)
LinkedIn Corp., Class A	1,729	330,446	(a)
		3,950,016
Investment Banking & Brokerage—3.4%
The Charles Schwab Corp.	37,630	1,187,979
Movies & Entertainment—2.4%
The Walt Disney Co.	8,824	819,397
Oil & Gas Equipment & Services—2.1%
Schlumberger Ltd.	9,516	748,338
Pharmaceuticals—4.4%
Allergan PLC	6,574	1,514,058	(a)
Semiconductors—2.6%
QUALCOMM Inc.	13,408	918,448

Soft Drinks—3.8%
PepsiCo Inc.	12,111	1,317,313
Specialized REITs—3.5%
American Tower Corp.	10,813	1,225,437
Systems Software—2.1%
Microsoft Corp.	12,543	722,477
Technology Hardware, Storage & Peripherals—4.8%
Apple Inc.	14,706	1,662,513
Trading Companies & Distributors—1.9%
United Rentals Inc.	8,651	679,017	(a)

Total Common Stock (Cost $23,731,074)		33,130,511

Short-Term Investments—4.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $1,577,934)	1,577,934	1,577,934	(b,c,d)

Total Investments (Cost $25,309,008)		34,708,445

Other Assets and Liabilities, net—0.2%		72,689

NET ASSETS—100.0%		$34,781,134

Other Information:

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2016	6	$648,120	$4,171

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2016.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Core Value Equity Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—96.4% †	Number of Shares	Fair Value
Aerospace & Defense—3.8%
General Dynamics Corp.	1,468	$227,775
Hexcel Corp.	2,993	132,590
The Boeing Co.	1,057	139,249
		499,614
Agricultural Products—0.9%
Archer-Daniels-Midland Co.	2,666	112,425
Airlines—1.1%
Delta Air Lines Inc.	3,805	149,765
Apparel, Accessories & Luxury Goods—1.0%
VF Corp.	2,380	133,399
Asset Management & Custody Banks—2.7%
Ameriprise Financial Inc.	2,130	212,510
Invesco Ltd.	4,397	137,494
		350,004
Auto Parts & Equipment—1.7%
Delphi Automotive PLC	3,137	223,731
Automobile Manufacturers—0.7%
Ford Motor Co.	7,950	95,957
Automotive Retail—1.0%
Advance Auto Parts Inc.	924	137,787
Biotechnology—3.7%
Amgen Inc.	1,771	295,421
Gilead Sciences Inc.	2,376	187,989
		483,410
Cable & Satellite—2.3%
Comcast Corp., Class A	4,586	304,235
Communications Equipment—2.2%
Cisco Systems Inc.	9,137	289,826
Consumer Finance—1.7%
Discover Financial Services	3,954	223,599
Diversified Banks—8.1%
Bank of America Corp.	21,613	338,243
Citigroup Inc.	4,524	213,669
JPMorgan Chase & Co.	3,784	251,977
Wells Fargo & Co.	6,066	268,602
		1,072,491
Drug Retail—0.4%
CVS Health Corp.	567	50,457
Electric Utilities—2.3%
Exelon Corp.	1,925	64,083
NextEra Energy Inc.	1,897	232,041
		296,124
General Merchandise Stores—1.2%
Dollar General Corp.	2,303	161,187
Gold—1.0%
Newmont Mining Corp.	3,506	137,751
Healthcare Equipment—5.2%
Boston Scientific Corp.	10,870	258,706	(a)
Medtronic PLC	3,164	273,369
Stryker Corp.	1,368	159,249
		691,324

Home Improvement Retail—1.0%
Lowe’s Companies Inc.	1,867	134,816
Hotels, Resorts & Cruise Lines—0.9%
Hilton Worldwide Holdings Inc.	5,038	115,521
Household Products—0.4%
The Procter & Gamble Co.	612	54,927
Housewares & Specialties—1.5%
Newell Brands Inc.	3,641	191,735
Independent Power Producers & Energy Traders—1.0%
Calpine Corp.	10,227	129,269	(a)
Industrial Conglomerates—1.3%
Honeywell International Inc.	1,516	176,750
Industrial Gases—0.6%
Air Products & Chemicals Inc.	539	81,033
Industrial Machinery—1.7%
Ingersoll-Rand PLC	3,385	229,977
Integrated Oil & Gas—3.7%
Chevron Corp.	1,578	162,408
Exxon Mobil Corp.	1,334	116,432
Occidental Petroleum Corp.	2,794	203,738
		482,578
Internet Software & Services—3.4%
Alphabet Inc., Class A	552	443,841	(a)
Movies & Entertainment—1.9%
Time Warner Inc.	3,120	248,383
Multi-Line Insurance—1.5%
The Hartford Financial Services Group Inc.	4,595	196,758
Multi-Utilities—1.5%
Sempra Energy	1,883	201,839
Oil & Gas Equipment & Services—0.8%
Schlumberger Ltd.	1,306	102,704
Oil & Gas Exploration & Production—4.4%
Concho Resources Inc.	621	85,294	(a)
ConocoPhillips	3,986	173,271
Hess Corp.	3,175	170,244
Noble Energy Inc.	4,116	147,106
		575,915
Packaged Foods & Meats—1.6%
Mondelez International Inc., Class A	4,759	208,920
Paper Packaging—0.5%
Packaging Corporation of America	724	58,832
Pharmaceuticals—8.2%
Allergan PLC	1,108	255,183	(a)
Johnson & Johnson	2,878	339,978
Merck & Company Inc.	5,428	338,762
Pfizer Inc.	4,155	140,730
		1,074,653
Property & Casualty Insurance—0.3%
XL Group Ltd.	1,153	38,775
Research & Consulting Services—1.6%
Nielsen Holdings PLC	3,973	212,834
Semiconductor Equipment—2.1%
Applied Materials Inc.	9,144	275,692
Semiconductors—4.0%
NXP Semiconductors N.V.	2,098	214,017	(a)
QUALCOMM Inc.	4,661	319,278
		533,295

Soft Drinks—2.3%
PepsiCo Inc.	2,789	303,360
Specialized REITs—1.8%
American Tower Corp.	2,063	233,800
Specialty Chemicals—0.3%
PPG Industries Inc.	439	45,375
Systems Software—2.0%
Oracle Corp.	6,852	269,147
Technology Hardware, Storage & Peripherals—4.1%
Apple Inc.	3,483	393,753
Western Digital Corp.	2,524	147,578
		541,331
Trading Companies & Distributors—1.0%
United Rentals Inc.	1,744	136,887	(a)

Total Common Stock (Cost $11,051,017)		12,712,033

Short-Term Investments—4.4%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $582,615)	582,615	582,615	(b,c,d)

Total Investments (Cost $11,633,632)		13,294,648

Liabilities in Excess of Other Assets, net—(0.8)%		(110,380)

NET ASSETS—100.0%		$13,184,268

Other Information:

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	December 2016	3	$324,060	$802

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Coupon amount represents effective yield.

(c)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for current or potential holdings of futures.

(d)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2016.

Abbreviations:

REIT	Real Estate Investment Trust

SPDR	Standard and Poor’s Depositary Receipt

GEI Small-Cap Equity Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock—94.5% †	Number of Shares	Fair Value
Aerospace & Defense—0.4%
Esterline Technologies Corp.	171	$13,003	(a)
Teledyne Technologies Inc.	1,347	145,382	(a)
		158,385
Agricultural & Farm Machinery—0.7%
AGCO Corp.	5,039	248,523
Agricultural Products—0.8%
Darling Ingredients Inc.	21,382	288,871	(a)
Airlines—0.1%
Hawaiian Holdings Inc.	450	21,870	(a)
Alternative Carriers—0.1%
Inteliquent Inc.	1,700	27,438
Aluminum—0.0%*
Century Aluminum Co.	1,453	10,098	(a)
Apparel Retail—0.8%
American Eagle Outfitters Inc.	528	9,430
Burlington Stores Inc.	1,030	83,451	(a)
Express Inc.	605	7,133	(a)
Genesco Inc.	1,707	92,963	(a)
The Buckle Inc.	4,801	115,368
		308,345
Apparel, Accessories & Luxury Goods—0.3%
G-III Apparel Group Ltd.	3,524	102,725	(a)
Application Software—4.1%
ACI Worldwide Inc.	7,661	148,470	(a)
Blackbaud Inc.	7,137	473,469
Exa Corp.	1,600	25,680	(a)
Guidewire Software Inc.	2,000	119,960	(a)
Jive Software Inc.	11,373	48,449	(a)
Mentor Graphics Corp.	5,500	145,420
PTC Inc.	3,029	134,215	(a)
RealPage Inc.	10,670	274,219	(a)
SS&C Technologies Holdings Inc.	4,262	137,023
Zix Corp.	6,300	25,830	(a)
		1,532,735
Asset Management & Custody Banks—0.6%
Ashford Inc.	350	16,590	(a)
Fifth Street Asset Management Inc.	3,100	17,081
Financial Engines Inc.	6,000	178,260
Westwood Holdings Group Inc.	165	8,763
		220,694
Auto Parts & Equipment—1.0%
American Axle & Manufacturing Holdings Inc.	827	14,241	(a)
Drew Industries Inc.	235	23,035
Gentherm Inc.	597	18,758	(a)
Horizon Global Corp.	1,411	28,121	(a)
Tenneco Inc.	4,735	275,908	(a)
Tower International Inc.	1,019	24,558
		384,621
Automobile Manufacturers—0.8%
Thor Industries Inc.	3,059	259,097
Winnebago Industries Inc.	1,551	36,557
		295,654

Automotive Retail—0.6%
CST Brands Inc.	2,700	129,843
Group 1 Automotive Inc.	1,562	99,781
		229,624
Biotechnology—2.2%
Achillion Pharmaceuticals Inc.	2,400	19,440	(a)
Aduro Biotech Inc.	1,000	12,430	(a)
Agios Pharmaceuticals Inc.	200	10,564	(a)
Applied Genetic Technologies Corp.	1,500	14,670	(a)
Arena Pharmaceuticals Inc.	13,100	22,925	(a)
BioSpecifics Technologies Corp.	600	27,402	(a)
Cepheid	6,700	353,023	(a)
Exelixis Inc.	1,200	15,348	(a)
FibroGen Inc.	800	16,560	(a)
Five Prime Therapeutics Inc.	500	26,245	(a)
Halozyme Therapeutics Inc.	1,500	18,120	(a)
Insys Therapeutics Inc.	900	10,611	(a)
MacroGenics Inc.	800	23,928	(a)
Natera Inc.	1,200	13,332	(a)
NewLink Genetics Corp.	500	7,510	(a)
Repligen Corp.	6,278	189,533	(a)
Vanda Pharmaceuticals Inc.	1,000	16,640	(a)
Voyager Therapeutics Inc.	1,600	19,216	(a)
		817,497
Brewers—0.4%
The Boston Beer Company Inc., Class A	1,000	155,260	(a)
Building Products—0.5%
American Woodmark Corp.	363	29,247	(a)
Apogee Enterprises Inc.	793	35,439
Builders FirstSource Inc.	1,970	22,675	(a)
NCI Building Systems Inc.	1,496	21,826	(a)
Simpson Manufacturing Company Inc.	377	16,569
Universal Forest Products Inc.	528	52,003
		177,759
Casinos & Gaming—0.2%
Churchill Downs Inc.	175	25,611
Golden Entertainment Inc.	2,100	26,187
Pinnacle Entertainment Inc.	795	9,811	(a)
		61,609
Commercial Printing—0.5%
Brady Corp., Class A	4,400	152,284
Deluxe Corp.	282	18,843
		171,127
Commodity Chemicals—0.1%
Trinseo S.A.	668	37,782
Communications Equipment—0.5%
ADTRAN Inc.	1,635	31,294
Extreme Networks Inc.	5,800	26,042	(a)
Lumentum Holdings Inc.	1,915	79,989	(a)
Plantronics Inc.	810	42,088
		179,413
Construction & Engineering—0.6%
Chicago Bridge & Iron Company N.V.	8,600	241,058
Construction Machinery & Heavy Trucks—1.5%
Alamo Group Inc.	570	37,557
Astec Industries Inc.	650	38,916
Commercial Vehicle Group Inc.	5,600	32,368	(a)

Federal Signal Corp.	12,930	171,452
Trinity Industries Inc.	10,985	265,617
Wabash National Corp.	2,116	30,132	(a)
		576,042
Construction Materials—0.1%
Summit Materials Inc., Class A	1,136	21,073	(a)
Consumer Finance—0.1%
Enova International Inc.	2,786	26,968	(a)
Data Processing & Outsourced Services—2.0%
Broadridge Financial Solutions Inc.	3,460	234,553
CoreLogic Inc.	4,000	156,880	(a)
CSG Systems International Inc.	1,490	61,582
WEX Inc.	2,800	302,652	(a)
		755,667
Distributors—0.7%
LKQ Corp.	7,841	278,042	(a)
Diversified Chemicals—0.1%
The Chemours Co.	2,409	38,544
Diversified REITs—0.3%
American Assets Trust Inc.	629	27,286
Gramercy Property Trust	6,286	60,597
PS Business Parks Inc.	230	26,121
		114,004
Diversified Support Services—1.5%
Healthcare Services Group Inc.	6,074	240,409
Ritchie Bros Auctioneers Inc.	7,989	280,174
UniFirst Corp.	337	44,437
		565,020
Education Services—0.4%
Capella Education Co.	350	20,314
K12 Inc.	9,720	139,482	(a)
		159,796
Electric Utilities—1.2%
ALLETE Inc.	583	34,758
IDACORP Inc.	3,909	305,996
MGE Energy Inc.	400	22,604
PNM Resources Inc.	1,058	34,618
Portland General Electric Co.	474	20,188
Spark Energy Inc., Class A	900	26,217
The Empire District Electric Co.	468	15,978
		460,359
Electrical Components & Equipment—0.3%
Encore Wire Corp.	934	34,343
EnerSys	427	29,544
General Cable Corp.	1,589	23,803
Regal Beloit Corp.	261	15,527
		103,217
Electronic Components—0.7%
Belden Inc.	369	25,457
Littelfuse Inc.	1,532	197,337
Rogers Corp.	539	32,922	(a)
		255,716
Electronic Equipment & Instruments—0.8%
Coherent Inc.	300	33,162	(a)
Control4 Corp.	4,079	50,090	(a)
FARO Technologies Inc.	263	9,455	(a)
Rofin-Sinar Technologies Inc.	1,464	47,111	(a)

VeriFone Systems Inc.	5,378	84,650	(a)
Zebra Technologies Corp., Class A	1,139	79,286	(a)
		303,754
Electronic Manufacturing Services—0.2%
Benchmark Electronics Inc.	455	11,352	(a)
Methode Electronics Inc.	816	28,536
Plexus Corp.	837	39,155	(a)
		79,043
Environmental & Facilities Services—0.8%
Clean Harbors Inc.	6,123	293,782	(a)
Fertilizers & Agricultural Chemicals—0.1%
American Vanguard Corp.	1,516	24,347
Food Distributors—0.5%
SpartanNash Co.	6,928	200,358
Food Retail—0.1%
Casey’s General Stores Inc.	271	32,561
Footwear—1.2%
Deckers Outdoor Corp.	2,093	124,638	(a)
Wolverine World Wide Inc.	14,710	338,771
		463,409
Gas Utilities—0.1%
South Jersey Industries Inc.	834	24,645
Health Care REITs—0.6%
CareTrust REIT Inc.	2,886	42,655
Omega Healthcare Investors Inc.	3,465	122,834
Sabra Health Care REIT Inc.	2,182	54,943
		220,432
Healthcare Distributors—0.2%
Aceto Corp.	2,700	51,273
Owens & Minor Inc.	510	17,712
		68,985
Healthcare Equipment—5.6%
Abaxis Inc.	600	30,972
Cantel Medical Corp.	2,000	155,960
Cardiovascular Systems Inc.	5,700	135,318	(a)
CONMED Corp.	5,300	212,318
Glaukos Corp.	464	17,511	(a)
Globus Medical Inc., Class A	4,400	99,308	(a)
Hill-Rom Holdings Inc.	5,901	365,744
Insulet Corp.	2,800	114,632	(a)
Integra LifeSciences Holdings Corp.	4,100	338,455	(a)
iRadimed Corp.	900	15,291	(a)
LeMaitre Vascular Inc.	1,800	35,712
Masimo Corp.	3,700	220,113	(a)
Natus Medical Inc.	374	14,695	(a)
NuVasive Inc.	4,550	303,303	(a)
NxStage Medical Inc.	1,300	32,487	(a)
Penumbra Inc.	405	30,776	(a)
		2,122,595
Healthcare Facilities—0.8%
Amsurg Corp.	4,233	283,823	(a)
Healthcare Services—1.9%
Addus HomeCare Corp.	500	13,080	(a)
Air Methods Corp.	2,485	78,253	(a)
AMN Healthcare Services Inc.	1,299	41,399	(a)
BioTelemetry Inc.	2,300	42,711	(a)
Diplomat Pharmacy Inc.	708	19,831	(a)

Envision Healthcare Holdings Inc.	1,336	29,753	(a)
LHC Group Inc.	600	22,128	(a)
MEDNAX Inc.	4,791	317,404	(a)
RadNet Inc.	3,000	22,200	(a)
Team Health Holdings Inc.	3,967	129,165	(a)
		715,924
Healthcare Supplies—1.3%
Endologix Inc.	11,687	149,593	(a)
ICU Medical Inc.	1,750	221,165	(a)
Lantheus Holdings Inc.	7,800	64,584	(a)
Merit Medical Systems Inc.	889	21,594	(a)
OraSure Technologies Inc.	4,200	33,474	(a)
		490,410
Healthcare Technology—1.9%
HMS Holdings Corp.	12,256	271,715	(a)
Medidata Solutions Inc.	3,800	211,888	(a)
Omnicell Inc.	4,700	180,010	(a)
Quality Systems Inc.	666	7,539
Vocera Communications Inc.	2,102	35,524	(a)
		706,676
Home Building—0.2%
Meritage Homes Corp.	736	25,539	(a)
TopBuild Corp.	1,592	52,855	(a)
		78,394
Home Furnishing Retail—0.2%
Aaron’s Inc.	3,010	76,514
Home Furnishings—0.0%*
Ethan Allen Interiors Inc.	560	17,511
Hotel & Resort REITs—0.3%
Ashford Hospitality Trust Inc.	1,421	8,370
RLJ Lodging Trust	4,273	89,861
		98,231
Hotels, Resorts & Cruise Lines—0.2%
Interval Leisure Group Inc.	4,919	84,459
Household Appliances—0.1%
Helen of Troy Ltd.	275	23,697	(a)
Household Products—0.1%
Central Garden & Pet Co.	980	25,480	(a)
Housewares & Specialties—0.1%
Tupperware Brands Corp.	302	19,742
Human Resource & Employment Services—0.1%
Insperity Inc.	442	32,107
Industrial Conglomerates—0.0%*
Raven Industries Inc.	700	16,121
Industrial Machinery—8.0%
Actuant Corp., Class A	6,300	146,412
Altra Industrial Motion Corp.	618	17,903
Barnes Group Inc.	3,380	137,059
CLARCOR Inc.	4,794	311,610
Crane Co.	925	58,284
Energy Recovery Inc.	1,500	23,970	(a)
Franklin Electric Company Inc.	810	32,975
Harsco Corp.	3,457	34,328
IDEX Corp.	2,726	255,072
John Bean Technologies Corp.	1,800	126,990
LB Foster Co., Class A	1,130	13,571
Luxfer Holdings PLC ADR	5,976	69,262

Lydall Inc.	3,200	163,616	(a)
Manitowoc Foodservice Inc.	9,000	145,980	(a)
Mueller Industries Inc.	4,904	158,988
Nordson Corp.	2,106	209,821
RBC Bearings Inc.	1,900	145,312	(a)
Standex International Corp.	1,800	167,166
The Gorman-Rupp Co.	1,700	43,537
The Timken Co.	7,270	255,468
TriMas Corp.	10,000	186,100	(a)
Woodward Inc.	5,043	315,087
		3,018,511
Industrial REITs—0.2%
Rexford Industrial Realty Inc.	956	21,883
STAG Industrial Inc.	2,774	67,991
		89,874
Internet Software & Services—3.6%
Alarm.com Holdings Inc.	700	20,202	(a)
Autobytel Inc.	1,200	21,360	(a)
Blucora Inc.	2,100	23,520	(a)
Brightcove Inc.	2,900	37,845	(a)
Care.com Inc.	2,108	20,996	(a)
comScore Inc.	600	18,396	(a)
Cornerstone OnDemand Inc.	4,789	220,055	(a)
EarthLink Holdings Corp.	3,300	20,460
Envestnet Inc.	3,400	123,930	(a)
GoDaddy Inc., Class A	1,060	36,602	(a)
Gogo Inc.	2,200	24,288	(a)
Internap Corp.	9,300	15,345	(a)
LogMeIn Inc.	3,300	298,287
MeetMe Inc.	3,000	18,600	(a)
NIC Inc.	11,215	263,552
SPS Commerce Inc.	2,000	146,820	(a)
XO Group Inc.	2,431	46,991	(a)
		1,357,249
Investment Banking & Brokerage—1.2%
GAIN Capital Holdings Inc.	2,987	18,460
Greenhill & Company Inc.	540	12,728
Piper Jaffray Cos.	957	46,223	(a)
Raymond James Financial Inc.	5,586	325,161
Stifel Financial Corp.	1,070	41,141	(a)
		443,713
IT Consulting & Other Services—0.1%
Perficient Inc.	1,296	26,114	(a)
The Hackett Group Inc.	1,600	26,432
Virtusa Corp.	222	5,479	(a)
		58,025
Leisure Products—0.7%
Brunswick Corp.	366	17,854
Polaris Industries Inc.	3,305	255,939
		273,793
Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	1,519	26,932
Life Sciences Tools & Services—1.8%
Albany Molecular Research Inc.	7,435	122,752	(a)
Bruker Corp.	4,642	105,141
Cambrex Corp.	420	18,673	(a)
Charles River Laboratories International Inc.	370	30,836	(a)
Enzo Biochem Inc.	3,966	20,187	(a)

ICON PLC	2,730	211,220	(a)
INC Research Holdings Inc., Class A	3,604	160,667	(a)
PAREXEL International Corp.	229	15,904	(a)
		685,380
Managed Healthcare—1.1%
Centene Corp.	4,320	289,267	(a)
Magellan Health Inc.	534	28,692	(a)
Molina Healthcare Inc.	1,910	111,391	(a)
		429,350
Marine—0.1%
Kirby Corp.	333	20,699	(a)
Multi-Line Insurance—0.0%*
Horace Mann Educators Corp.	475	17,409
Multi-Utilities—0.1%
Avista Corp.	642	26,829
Office REITs—0.5%
Brandywine Realty Trust	1,704	26,617
Corporate Office Properties Trust	824	23,360
Cousins Properties Inc.	14,245	148,718
		198,695
Office Services & Supplies—1.0%
Herman Miller Inc.	4,612	131,903
HNI Corp.	619	24,636
Steelcase Inc., Class A	1,600	22,224
West Corp.	9,445	208,546
		387,309
Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	2,810	34,170
Oil & Gas Equipment & Services—1.2%
Dril-Quip Inc.	927	51,671	(a)
Forum Energy Technologies Inc.	10,890	216,275	(a)
Geospace Technologies Corp.	443	8,630	(a)
Hornbeck Offshore Services Inc.	2,023	11,126	(a)
Natural Gas Services Group Inc.	821	20,188	(a)
Oil States International Inc.	3,603	113,747	(a)
TETRA Technologies Inc.	2,206	13,479	(a)
		435,116
Oil & Gas Exploration & Production—1.7%
Carrizo Oil & Gas Inc.	2,332	94,726	(a)
Denbury Resources Inc.	21,496	69,432
Newfield Exploration Co.	6,055	263,150	(a)
Parsley Energy Inc., Class A	1,218	40,815	(a)
Rice Energy Inc.	523	13,656	(a)
SM Energy Co.	3,650	140,817
		622,596
Oil & Gas Refining & Marketing—0.1%
Western Refining Inc.	1,234	32,652
Packaged Foods & Meats—3.0%
AdvancePierre Foods Holdings Inc.	800	22,048
Amplify Snack Brands Inc.	1,400	22,680	(a)
B&G Foods Inc.	1,900	93,442
Cal-Maine Foods Inc.	418	16,110
J&J Snack Foods Corp.	688	81,955
Sanderson Farms Inc.	3,271	315,095
Snyder’s-Lance Inc.	8,100	271,998
TreeHouse Foods Inc.	3,400	296,446	(a)
		1,119,774

Paper Packaging—0.3%
Packaging Corporation of America	1,463	118,883
Paper Products—0.1%
Neenah Paper Inc.	732	57,835
Pharmaceuticals—0.3%
Aratana Therapeutics Inc.	1,800	16,848	(a)
Corcept Therapeutics Inc.	4,500	29,250	(a)
Heska Corp.	400	21,772	(a)
Horizon Pharma PLC	900	16,317	(a)
Lannett Company Inc.	397	10,548	(a)
Pernix Therapeutics Holdings Inc.	4,800	2,986	(a)
Phibro Animal Health Corp., Class A	405	11,008
		108,729
Property & Casualty Insurance—2.5%
Allied World Assurance Company Holdings AG	7,800	315,276
AMERISAFE Inc.	2,325	136,663
Argo Group International Holdings Ltd.	3,820	215,524
RLI Corp.	1,710	116,896
The Navigators Group Inc.	1,200	116,304
United Insurance Holdings Corp.	1,300	22,074
		922,737
Publishing—1.2%
John Wiley & Sons Inc., Class A	8,751	451,639
Railroads—0.5%
Genesee & Wyoming Inc., Class A	2,851	196,576	(a)
Real Estate Services—0.1%
Altisource Portfolio Solutions S.A.	800	25,920	(a)
Marcus & Millichap Inc.	482	12,604	(a)
		38,524
Regional Banks—8.3%
1st Source Corp.	272	9,709
Bank of the Ozarks Inc.	887	34,061
BankUnited Inc.	1,153	34,821
Banner Corp.	832	36,392
Bryn Mawr Bank Corp.	3,200	102,368
Camden National Corp.	462	22,056
Cascade Bancorp	1,917	11,617	(a)
Columbia Banking System Inc.	897	29,350
Community Bank System Inc.	2,900	139,519
Cullen/Frost Bankers Inc.	1,315	94,601
CVB Financial Corp.	8,700	153,207
Enterprise Financial Services Corp.	583	18,219
FCB Financial Holdings Inc., Class A	1,077	41,389	(a)
Fidelity Southern Corp.	987	18,151
First Financial Bankshares Inc.	3,800	138,472
Fulton Financial Corp.	12,262	178,044
German American Bancorp Inc.	1,200	46,716
Great Southern Bancorp Inc.	577	23,484
Home BancShares Inc.	1,642	34,170
Hope Bancorp Inc.	585	10,161
Iberiabank Corp.	2,628	176,391
Independent Bank Corp.	2,100	113,589
Lakeland Financial Corp.	396	14,026
LegacyTexas Financial Group Inc.	2,360	74,647
PacWest Bancorp	1,476	63,335
Pinnacle Financial Partners Inc.	550	29,744
Prosperity Bancshares Inc.	4,739	260,124

Renasant Corp.	7,428	249,804
South State Corp.	231	17,334
Southwest Bancorp Inc.	1,017	19,313
Stock Yards Bancorp Inc.	2,600	85,696
SVB Financial Group	1,500	165,810	(a)
UMB Financial Corp.	3,600	214,020
Umpqua Holdings Corp.	1,925	28,971
United Community Banks Inc.	2,119	44,541
Washington Trust Bancorp Inc.	2,700	108,594
Westamerica Bancorporation	2,537	129,083
Western Alliance Bancorp	2,715	101,921	(a)
Wintrust Financial Corp.	791	43,956
		3,117,406
Reinsurance—0.9%
Endurance Specialty Holdings Ltd.	4,750	310,887
Maiden Holdings Ltd.	2,337	29,657
		340,544
Research & Consulting Services—0.3%
Resources Connection Inc.	6,955	103,908
Residential REITs—0.6%
Education Realty Trust Inc.	5,554	239,600
Restaurants—1.0%
Buffalo Wild Wings Inc.	800	112,592	(a)
Cracker Barrel Old Country Store Inc.	533	70,473
El Pollo Loco Holdings Inc.	4,300	54,137	(a)
Texas Roadhouse Inc.	3,883	151,554
		388,756
Retail REITs—0.2%
Pennsylvania Real Estate Investment Trust	1,026	23,629
Retail Opportunity Investments Corp.	1,724	37,859
		61,488
Security & Alarm Services—0.8%
The Brink’s Co.	7,990	296,269
Semiconductor Equipment—0.4%
Advanced Energy Industries Inc.	700	33,124	(a)
Brooks Automation Inc.	1,242	16,903
Rudolph Technologies Inc.	5,874	104,205	(a)
		154,232
Semiconductors—1.6%
Advanced Micro Devices Inc.	4,000	27,640	(a)
CEVA Inc.	900	31,563	(a)
Cirrus Logic Inc.	400	21,260	(a)
Diodes Inc.	256	5,463	(a)
Exar Corp.	2,822	26,273	(a)
Lattice Semiconductor Corp.	2,448	15,887	(a)
MaxLinear Inc., Class A	1,135	23,006	(a)
Microsemi Corp.	5,156	216,449	(a)
NeoPhotonics Corp.	1,870	30,556	(a)
Semtech Corp.	7,345	203,677	(a)
		601,774
Silver—0.1%
Coeur Mining Inc.	1,607	19,011	(a)
Specialized Finance—0.0%*
NewStar Financial Inc.	1,075	10,438	(a)
Specialized REITs—0.6%
CoreSite Realty Corp.	1,850	136,974
DuPont Fabros Technology Inc.	567	23,389

National Storage Affiliates Trust	1,241	25,986
Potlatch Corp.	1,180	45,890
		232,239
Specialty Chemicals—3.2%
Balchem Corp.	2,663	206,462
Chase Corp.	200	13,824
GCP Applied Technologies Inc.	925	26,196	(a)
HB Fuller Co.	2,693	125,144
Innospec Inc.	2,800	170,268
KMG Chemicals Inc.	933	26,432
PolyOne Corp.	5,197	175,710
Quaker Chemical Corp.	1,647	174,467
Rayonier Advanced Materials Inc.	1,564	20,911
Sensient Technologies Corp.	3,350	253,930
		1,193,344
Specialty Stores—0.2%
Hibbett Sports Inc.	2,400	95,760	(a)
Steel—0.5%
Commercial Metals Co.	5,409	87,572
Handy & Harman Ltd.	100	2,104	(a)
Olympic Steel Inc.	900	19,890
Ryerson Holding Corp.	2,897	32,707	(a)
Worthington Industries Inc.	671	32,228
		174,501
Systems Software—1.7%
A10 Networks Inc.	3,267	34,924	(a)
Barracuda Networks Inc.	1,010	25,735	(a)
CommVault Systems Inc.	2,500	132,825	(a)
Fleetmatics Group PLC	1,600	95,968	(a)
Gigamon Inc.	1,213	66,472	(a)
Qualys Inc.	7,000	267,330	(a)
		623,254
Technology Distributors—0.1%
Insight Enterprises Inc.	434	14,127	(a)
ScanSource Inc.	449	16,388	(a)
		30,515
Technology Hardware, Storage & Peripherals—0.6%
Diebold Inc.	9,400	233,026
Super Micro Computer Inc.	504	11,778	(a)
		244,804
Thrifts & Mortgage Finance—0.3%
BofI Holding Inc.	629	14,090	(a)
Essent Group Ltd.	948	25,226	(a)
EverBank Financial Corp.	1,187	22,980
HomeStreet Inc.	1,679	42,076	(a)
Washington Federal Inc.	742	19,797
		124,169
Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	1,145	43,533
Trading Companies & Distributors—1.0%
Applied Industrial Technologies Inc.	5,612	262,305
GMS Inc.	857	19,051	(a)
MRC Global Inc.	2,926	48,074	(a)
Neff Corp., Class A	2,201	20,909	(a)
SiteOne Landscape Supply Inc.	664	23,858	(a)
		374,197

Trucking—0.8%
Heartland Express Inc.	1,538	29,037
Landstar System Inc.	1,000	68,080
Old Dominion Freight Line Inc.	2,186	149,982	(a)
Saia Inc.	1,479	44,311	(a)
YRC Worldwide Inc.	2,100	25,872	(a)
		317,282

Total Common Stock (Cost $29,046,035)		35,488,559

Short-Term Investments—4.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $1,708,580)	1,708,580	1,708,580	(b,c,d)

Total Investments (Cost $30,754,615)		37,197,139

Other Assets and Liabilities, net—1.0%		359,113

NET ASSETS—100.0%		$37,556,252

Other Information:

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	December 2016	5	$624,150	$(149)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures.

(c)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

GEI Income Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Bonds and Notes—98.2% †		Principal Amount	Fair Value
U.S. Treasuries—24.7%
U.S. Treasury Bonds
1.50%	08/15/26	$335,000	$331,977	(a)
2.25%	08/15/46	425,200	418,839	(a)
U.S. Treasury Notes
0.63%	06/30/18	110,900	110,653	(a)
0.75%	04/30/18 - 08/15/19	1,069,200	1,065,870	(a)
0.88%	10/15/18 - 06/15/19	1,829,300	1,831,456	(a)
1.13%	07/31/21	956,000	954,693	(a)
1.25%	07/31/23	1,693,000	1,675,674	(a)
1.38%	06/30/23	266,000	265,595	(a)
			6,654,757
Agency Mortgage Backed—21.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	4,987	5,478	(a)
5.00%	07/01/35 - 06/01/41	194,081	219,371	(a)
5.50%	05/01/20 - 01/01/38	71,014	81,467
6.00%	04/01/17 - 05/01/20	3,077	3,170
6.00%	04/01/29 - 11/01/37	167,687	194,336	(a)
6.50%	02/01/29	90	104	(a)
6.93%	06/01/26	60,000	85,827	(b)
7.00%	06/01/29 - 08/01/36	33,064	37,138	(a)
7.50%	01/01/30 - 09/01/33	4,555	4,880	(a)
8.00%	11/01/30	5,807	6,639	(a)
8.50%	04/01/30	6,697	8,240	(a)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 06/01/43	571,939	598,178	(a)
3.50%	11/01/42 - 08/01/45	85,459	90,429	(a)
4.00%	05/01/19 - 06/01/19	12,639	13,045
4.00%	01/01/41 - 03/01/44	488,394	529,139	(a)
4.50%	05/01/18 - 08/01/20	29,853	30,697
4.50%	07/01/33 - 01/01/41	451,986	496,140	(a)
5.00%	03/01/34 - 08/01/35	76,377	85,886	(a)
5.50%	06/01/20 - 11/01/35	83,453	91,512
5.50%	12/01/32 - 01/01/39	188,293	213,310	(a)
6.00%	10/01/19 - 03/01/21	7,242	7,604
6.00%	02/01/33 - 07/01/35	274,752	319,749	(a)
6.50%	07/01/17 - 03/01/19	3,351	3,406
6.50%	10/01/28 - 08/01/34	38,772	44,572	(a)
7.00%	04/01/17 - 08/01/17	1,491	1,509
7.00%	01/01/30 - 02/01/34	9,288	10,116	(a)
7.50%	11/01/22 - 12/01/33	27,631	29,985	(a)
8.00%	08/01/25 - 01/01/33	12,687	14,254	(a)
9.00%	12/01/17 - 12/01/22	1,101	1,195	(a)
2.50%	TBA	290,976	301,399	(c)
3.00%	TBA	218,232	228,807	(c)
3.50%	TBA	490,577	517,712	(c)
Federal National Mortgage Assoc. 12 month USD LIBOR + 1.60%
2.72%	04/01/37	1,016	1,038	(d)
Government National Mortgage Assoc. 1 year CMT + 1.50%
2.00%	02/20/23 - 02/20/26	5,590	5,701	(d)

Government National Mortgage Assoc.
3.00%	TBA	364,045	381,422	(c)
3.50%	05/20/43	62,666	66,809	(a)
3.50%	TBA	273,918	290,952	(c)
4.00%	01/20/41 - 04/20/43	219,064	236,220	(a)
4.50%	08/15/33 - 03/20/41	149,224	164,181	(a)
4.50%	09/15/34	14,152	15,753
6.00%	04/15/27 - 04/15/34	118,954	139,241	(a)
6.50%	04/15/19	1,169	1,210
6.50%	03/15/24 - 08/15/34	55,489	64,024	(a)
7.00%	01/15/28 - 10/15/36	37,838	41,622	(a)
7.50%	11/15/31	343	344	(a)
8.50%	10/15/17	264	267	(a)
9.00%	11/15/16 - 12/15/21	429	474
9.00%	01/15/17 - 11/15/17	75	75	(a)
			5,684,627
Agency Collateralized Mortgage Obligations—2.1%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	615,496	1,748	(d,e)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	99,292	5,688	(e)
5.50%	06/15/33	31,458	6,243	(e)
7.50%	07/15/27	2,798	355	(e)
Federal Home Loan Mortgage Corp. REMIC 6.00%–1 month USD LIBOR
5.48%	08/15/43	247,375	48,880	(d,e)
Federal Home Loan Mortgage Corp. REMIC 6.10%–1 month USD LIBOR
5.58%	06/15/41 - 05/15/46	583,323	99,120	(d,e)
Federal Home Loan Mortgage Corp. REMIC 6.20%–1 month USD LIBOR
5.68%	10/15/42	181,468	37,887	(d,e)
Federal Home Loan Mortgage Corp. REMIC 6.60%–1 month USD LIBOR
6.08%	08/15/25	47,766	4,611	(d,e)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	357	294	(f,g)
8.00%	02/01/23 - 07/01/24	1,203	220	(e)
Federal Home Loan Mortgage Corp. STRIPS 5.95%–1 month USD LIBOR
5.43%	08/15/43 - 03/15/44	397,047	85,595	(d,e)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	60	58	(f,g)
1.22%	12/25/42	34,333	1,702	(d,e)
5.00%	09/25/40	49,237	5,400	(e)
7.00%	09/25/20	158	166
8.00%	05/25/22	2	23	(e)
Federal National Mortgage Assoc. REMIC 6.00%–1 month USD LIBOR
5.47%	07/25/38 - 08/25/42	645,360	136,899	(d,e)
Federal National Mortgage Assoc. REMIC 6.60%–1 month USD LIBOR
6.07%	10/25/43	168,755	41,723	(d,e)
Federal National Mortgage Assoc. REMIC 7.50%–1 month USD LIBOR
6.97%	05/25/18	19,025	709	(d,e)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	27,532	24,835	(f,g)
4.50%	08/25/35 - 01/25/36	35,779	5,559	(e)
5.00%	03/25/38 - 05/25/38	19,558	2,819	(e)
5.50%	12/25/33	8,107	1,524	(e)
6.00%	01/25/35	13,278	2,690	(e)
7.50%	11/25/23	6,596	1,159	(e)
8.00%	08/25/23 - 07/25/24	2,453	504	(e)
8.50%	07/25/22	43	7	(e)
8.50%	07/25/22	6	—	(e,**)
9.00%	05/25/22	46	7	(e)

Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	67,725	2,908	(e)
5.00%	10/20/37 - 09/20/38	41,809	1,573	(e)
Government National Mortgage Assoc. 6.25%–1 month USD LIBOR
5.72%	02/20/40	191,952	32,734	(d,e)
Government National Mortgage Assoc. 6.80%–1 month USD LIBOR
6.27%	01/16/40	43,322	7,338	(d,e)
			560,978
Corporate Notes—42.4%
21st Century Fox America Inc.
3.70%	10/15/25	11,000	11,921
4.95%	10/15/45	5,000	5,682
6.65%	11/15/37	15,000	19,815
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,087
AbbVie Inc.
1.75%	11/06/17	45,000	45,129
2.00%	11/06/18	31,000	31,316
2.85%	05/14/23	19,000	19,295
3.20%	05/14/26	20,000	20,260
3.60%	05/14/25	11,000	11,504
4.45%	05/14/46	12,000	12,565
ACCO Brands Corp.
6.75%	04/30/20	44,000	46,420
Actavis Funding SCS
1.30%	06/15/17	27,000	26,977
3.00%	03/12/20	23,000	23,711
3.45%	03/15/22	32,000	33,597
3.80%	03/15/25	45,000	47,652
Aetna Inc.
2.40%	06/15/21	26,000	26,322
3.20%	06/15/26	26,000	26,424
3.50%	11/15/24	29,000	30,658
Aflac Inc.
4.00%	10/15/46	17,000	17,215
Agrium Inc.
4.90%	06/01/43	17,000	17,984
Alphabet Inc.
2.00%	08/15/26	42,000	41,498
Altria Group Inc.
2.63%	09/16/26	25,000	25,291
2.95%	05/02/23	23,000	24,099
3.88%	09/16/46	15,000	15,614
4.50%	05/02/43	13,000	14,616
American Axle & Manufacturing Inc.
6.25%	03/15/21	33,000	34,403
6.63%	10/15/22	9,000	9,506
American Campus Communities Operating Partnership LP
4.13%	07/01/24	12,000	12,809
American Electric Power Company Inc.
2.95%	12/15/22	36,000	37,610
American Express Co.
3.63%	12/05/24	23,000	23,970
American Express Credit Corp.
2.60%	09/14/20	45,000	46,312
American International Group Inc.
3.75%	07/10/25	25,000	26,236
4.13%	02/15/24	14,000	15,093

4.50%	07/16/44	9,000	9,190
4.80%	07/10/45	23,000	24,401
American Tower Corp. (REIT)
3.38%	10/15/26	25,000	25,355
3.40%	02/15/19	44,000	45,715
AmeriGas Partners LP/AmeriGas Finance Corp.
5.63%	05/20/24	8,000	8,480
5.88%	08/20/26	12,000	12,720
Amgen Inc.
2.20%	05/22/19	46,000	46,851
4.56%	06/15/48	17,000	18,065	(h)
Amkor Technology Inc.
6.63%	06/01/21	43,000	44,290
Anadarko Petroleum Corp.
4.85%	03/15/21	3,000	3,232
6.60%	03/15/46	3,000	3,658
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	20,000	20,639
3.65%	02/01/26	40,000	42,835
4.90%	02/01/46	20,000	23,987
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	77,000	78,528
Anthem Inc.
3.30%	01/15/23	22,000	23,063
Apache Corp.
5.10%	09/01/40	15,000	15,591
Apple Inc.
3.25%	02/23/26	21,000	22,335
3.45%	02/09/45	26,000	24,910
3.85%	08/04/46	19,000	19,350
Aramark Services Inc.
5.13%	01/15/24	21,000	21,840	(h)
5.75%	03/15/20	11,000	11,303
Archer-Daniels-Midland Co.
2.50%	08/11/26	40,000	39,898
Ascension Health
4.85%	11/15/53	36,000	44,604
AstraZeneca PLC
2.38%	11/16/20	16,000	16,455
3.38%	11/16/25	23,000	24,610
4.38%	11/16/45	9,000	9,994
AT&T Inc.
2.45%	06/30/20	48,000	48,923
2.80%	02/17/21	23,000	23,667
4.45%	04/01/24	35,000	38,489
4.50%	05/15/35	23,000	24,212
4.75%	05/15/46	8,000	8,416
4.80%	06/15/44	17,000	17,888
Bank of America Corp.
1.70%	08/25/17	111,000	111,163
2.60%	01/15/19	38,000	38,770
2.63%	04/19/21	73,000	74,167
3.50%	04/19/26	16,000	16,638
3.95%	04/21/25	27,000	27,966
4.00%	01/22/25	20,000	20,739
4.10%	07/24/23	40,000	43,322
4.25%	10/22/26	40,000	42,330

Barrick Gold Corp.
4.10%	05/01/23	8,000	8,654
Barrick North America Finance LLC
5.70%	05/30/41	5,000	5,742
Baxalta Inc.
2.88%	06/23/20	24,000	24,587
Berkshire Hathaway Energy Co.
6.13%	04/01/36	16,000	21,293
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	27,000	28,688
Berkshire Hathaway Inc.
3.13%	03/15/26	34,000	35,790
Berry Plastics Corp.
5.13%	07/15/23	25,000	25,422
Biogen Inc.
2.90%	09/15/20	9,000	9,348
BMW US Capital LLC
2.00%	04/11/21	31,000	31,349	(h)
2.80%	04/11/26	23,000	23,509	(h)
Boston Scientific Corp.
3.85%	05/15/25	25,000	26,617
BP Capital Markets PLC
1.38%	05/10/18	23,000	22,995
3.12%	05/04/26	25,000	25,677
Brixmor Operating Partnership LP
4.13%	06/15/26	14,000	14,518
Buckeye Partners LP
5.60%	10/15/44	7,000	7,265
CalAtlantic Group Inc.
5.25%	06/01/26	25,000	25,015
Calpine Corp.
5.75%	01/15/25	27,000	26,629
5.88%	01/15/24	58,000	61,262	(h)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
6.50%	04/15/21	27,000	22,073
Capital One Financial Corp.
4.20%	10/29/25	45,000	46,975
Caterpillar Inc.
4.30%	05/15/44	14,000	15,714
Catholic Health Initiatives
2.60%	08/01/18	15,000	15,287
4.35%	11/01/42	16,000	15,901
CBS Corp.
2.90%	01/15/27	25,000	24,391
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	25,000	26,673	(h)
Celgene Corp.
3.88%	08/15/25	24,000	25,701
5.00%	08/15/45	23,000	25,960
CenturyLink Inc.
5.80%	03/15/22	38,000	38,950
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	53,000	53,000	(h)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	34,000	35,539	(h)
4.91%	07/23/25	34,000	37,535	(h)
6.38%	10/23/35	5,000	5,899	(h)
6.48%	10/23/45	9,000	10,908	(h)

Chevron Corp.
3.19%	06/24/23	22,000	23,441
Chubb INA Holdings Inc.
2.30%	11/03/20	30,000	30,782
3.35%	05/03/26	17,000	18,214
4.35%	11/03/45	10,000	11,589
Cigna Corp.
3.25%	04/15/25	45,000	46,423
Cinemark USA Inc.
4.88%	06/01/23	18,000	18,090
Cisco Systems Inc.
2.50%	09/20/26	26,000	26,300
Citigroup Inc.
1.55%	08/14/17	46,000	46,054
1.75%	05/01/18	47,000	47,066
1.85%	11/24/17	20,000	20,064
2.05%	12/07/18	41,000	41,309
2.70%	03/30/21	49,000	50,094
4.40%	06/10/25	22,000	23,306
4.65%	07/30/45	6,000	6,768
4.75%	05/18/46	25,000	26,343
CMS Energy Corp.
4.88%	03/01/44	23,000	27,056
CNA Financial Corp.
5.88%	08/15/20	38,000	43,159
CNH Industrial N.V.
4.50%	08/15/23	25,000	25,250
Columbia Pipeline Group Inc.
3.30%	06/01/20	15,000	15,548
Comcast Corp.
3.38%	08/15/25	40,000	43,011
4.20%	08/15/34	22,000	24,373
4.60%	08/15/45	6,000	6,948
ConocoPhillips Co.
5.95%	03/15/46	5,000	6,338
Corp Andina de Fomento
4.38%	06/15/22	71,000	78,757
CSX Corp.
4.50%	08/01/54	13,000	14,101
CVS Health Corp.
3.88%	07/20/25	22,000	23,963
5.13%	07/20/45	20,000	24,385
Daimler Finance North America LLC
2.38%	08/01/18	150,000	152,250	(h)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	24,000	25,152	(h)
Danaher Corp.
4.38%	09/15/45	11,000	13,032
Delphi Automotive PLC
4.40%	10/01/46	13,000	13,251
Deutsche Bank AG
2.85%	05/10/19	26,000	25,357
Devon Energy Corp.
5.85%	12/15/25	19,000	21,527
Diageo Investment Corp.
2.88%	05/11/22	21,000	22,038

Diamond 1 Finance Corp./Diamond 2 Finance Corp.
3.48%	06/01/19	50,000	51,416	(h)
4.42%	06/15/21	25,000	26,130	(h)
6.02%	06/15/26	13,000	14,260	(h)
8.35%	07/15/46	10,000	11,979	(h)
DigitalGlobe Inc.
5.25%	02/01/21	51,000	50,617	(h)
Dollar General Corp.
1.88%	04/15/18	45,000	45,262
3.25%	04/15/23	19,000	19,622
4.15%	11/01/25	13,000	14,156
Dominion Resources Inc.
3.63%	12/01/24	21,000	22,189
Duke Energy Corp.
3.75%	09/01/46	15,000	14,586
Duke Energy Progress LLC
4.15%	12/01/44	15,000	16,459
Eastman Chemical Co.
3.60%	08/15/22	21,000	22,285
Ecopetrol S.A.
5.88%	05/28/45	11,000	10,120
Electricite de France S.A.
2.15%	01/22/19	46,000	46,651	(h)
Eli Lilly & Co.
3.70%	03/01/45	4,000	4,312
EMD Finance LLC
3.25%	03/19/25	23,000	23,744	(h)
Emera US Finance LP
2.70%	06/15/21	18,000	18,422	(h)
4.75%	06/15/46	5,000	5,373	(h)
Enbridge Energy Partners LP
4.20%	09/15/21	18,000	19,109
Energy Transfer Equity LP
5.88%	01/15/24	71,000	73,662
Energy Transfer Partners LP
4.05%	03/15/25	9,000	8,931
6.50%	02/01/42	29,000	30,308
Entergy Louisiana LLC
3.05%	06/01/31	14,000	14,387
Enterprise Products Operating LLC
3.95%	02/15/27	40,000	41,872
EOG Resources Inc.
4.15%	01/15/26	40,000	43,714
ERP Operating LP
4.50%	07/01/44	9,000	9,874
Express Scripts Holding Co.
3.40%	03/01/27	15,000	15,095
4.80%	07/15/46	15,000	15,628
Exxon Mobil Corp.
2.22%	03/01/21	50,000	51,095
3.04%	03/01/26	20,000	20,940
4.11%	03/01/46	15,000	16,698
FedEx Corp.
4.10%	02/01/45	2,000	2,072
Florida Power & Light Co.
4.13%	02/01/42	31,000	34,874

Frontier Communications Corp.
7.13%	03/15/19	61,000	65,422
11.00%	09/15/25	9,000	9,383
General Dynamics Corp.
2.13%	08/15/26	50,000	49,231
General Motors Co.
5.20%	04/01/45	5,000	5,213
General Motors Financial Company Inc.
3.15%	01/15/20	32,000	32,608
3.20%	07/13/20	90,000	92,161
5.25%	03/01/26	25,000	27,378
Georgia-Pacific LLC
3.60%	03/01/25	20,000	21,316	(h)
Gilead Sciences Inc.
1.95%	03/01/22	15,000	15,034
2.50%	09/01/23	25,000	25,201
3.65%	03/01/26	25,000	26,924
4.15%	03/01/47	13,000	13,361
4.80%	04/01/44	10,000	11,187
Halliburton Co.
3.80%	11/15/25	23,000	23,793
5.00%	11/15/45	14,000	15,318
HCA Inc.
4.75%	05/01/23	56,000	58,380
6.50%	02/15/20	25,000	27,688
Hess Corp.
4.30%	04/01/27	35,000	35,289
5.60%	02/15/41	10,000	9,962
5.80%	04/01/47	11,000	11,258
Huntington Bancshares Inc.
2.30%	01/14/22	21,000	20,924
Hyundai Capital America
2.13%	10/02/17	23,000	23,113	(h)
Illinois Tool Works Inc.
3.50%	03/01/24	23,000	25,145
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	32,000	33,938
Ingles Markets Inc.
5.75%	06/15/23	71,000	73,662
Intel Corp.
2.60%	05/19/26	43,000	43,834
International Paper Co.
4.40%	08/15/47	33,000	33,021
Interstate Power & Light Co.
3.40%	08/15/25	10,000	10,694
JB Poindexter & Company Inc.
9.00%	04/01/22	13,000	13,764	(h)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	27,000	26,528	(h)
Jefferies Group LLC
5.13%	01/20/23	15,000	15,986
6.50%	01/20/43	16,000	16,732
Johnson & Johnson
1.65%	03/01/21	10,000	10,148
2.45%	03/01/26	10,000	10,283

JPMorgan Chase & Co.
2.30%	08/15/21	47,000	47,105
2.55%	10/29/20	22,000	22,433
3.30%	04/01/26	24,000	24,788
4.25%	10/01/27	2,000	2,153
JPMorgan Chase & Co. 3 month USD LIBOR + 3.32%
5.00%	12/29/49	17,000	16,788	(d)
JPMorgan Chase & Co. 3 month USD LIBOR + 3.33%
6.10%	10/29/49	55,000	58,094	(d)
KB Home
7.00%	12/15/21	45,000	48,375
Kellogg Co.
4.50%	04/01/46	10,000	10,844
KFW
2.00%	10/04/22	45,000	46,216
4.50%	07/16/18	85,000	90,289
Kinder Morgan Energy Partners LP
3.50%	09/01/23	16,000	16,030
Kinder Morgan Inc.
3.05%	12/01/19	9,000	9,196
5.55%	06/01/45	14,000	14,394
Kraft Heinz Foods Co.
2.80%	07/02/20	46,000	47,674
3.00%	06/01/26	15,000	15,129
4.38%	06/01/46	17,000	18,033
L Brands Inc.
5.63%	02/15/22	47,000	52,522
L-3 Communications Corp.
1.50%	05/28/17	30,000	30,029
Lee Enterprises Inc.
9.50%	03/15/22	35,000	36,138	(h)
Lennar Corp.
4.50%	11/15/19	36,000	37,935
4.75%	05/30/25	18,000	18,360
Levi Strauss & Co.
5.00%	05/01/25	26,000	27,105
Lockheed Martin Corp.
2.50%	11/23/20	31,000	32,003
4.70%	05/15/46	11,000	13,104
Lowe’s Companies Inc.
3.70%	04/15/46	24,000	24,687
LYB International Finance BV
4.88%	03/15/44	7,000	7,591
Marathon Oil Corp.
3.85%	06/01/25	12,000	11,402
5.90%	03/15/18	12,000	12,541
6.00%	10/01/17	49,000	50,667
Marathon Petroleum Corp.
3.63%	09/15/24	21,000	21,168
Marsh & McLennan Companies Inc.
3.50%	03/10/25	23,000	24,308
McDonald’s Corp.
3.70%	01/30/26	29,000	31,218
4.88%	12/09/45	9,000	10,472
Medtronic Inc.
2.50%	03/15/20	14,000	14,479
3.50%	03/15/25	26,000	28,014
4.63%	03/15/45	7,000	8,244

Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	20,000	22,087
Merck & Company Inc.
2.75%	02/10/25	45,000	46,658
MetLife Inc.
4.72%	12/15/44	14,000	15,205
MGM Resorts International
4.63%	09/01/26	16,000	15,600
5.25%	03/31/20	26,000	27,690
6.63%	12/15/21	43,000	48,375
Microsoft Corp.
1.55%	08/08/21	50,000	49,786
2.40%	08/08/26	56,000	56,036
3.45%	08/08/36	15,000	15,301
3.70%	08/08/46	15,000	15,194
4.00%	02/12/55	25,000	25,659
Molson Coors Brewing Co.
2.10%	07/15/21	34,000	34,315
3.00%	07/15/26	18,000	18,136
4.20%	07/15/46	10,000	10,447
Monsanto Co.
4.70%	07/15/64	5,000	4,789
Morgan Stanley
2.45%	02/01/19	20,000	20,362
2.50%	04/21/21	50,000	50,488
2.65%	01/27/20	25,000	25,548
3.70%	10/23/24	22,000	23,210
3.95%	04/23/27	45,000	46,834
4.10%	05/22/23	50,000	52,887
5.00%	11/24/25	18,000	20,094
Mylan N.V.
3.15%	06/15/21	11,000	11,207	(h)
3.95%	06/15/26	12,000	12,097	(h)
National Retail Properties Inc.
4.00%	11/15/25	22,000	23,473
NCL Corporation Ltd.
4.63%	11/15/20	22,000	22,000	(h)
Newell Brands Inc.
3.85%	04/01/23	26,000	27,684
4.20%	04/01/26	10,000	10,898
5.50%	04/01/46	15,000	18,241
Newmont Mining Corp.
4.88%	03/15/42	17,000	17,953
Nexen Energy ULC
6.40%	05/15/37	25,000	33,318
Noble Energy Inc.
3.90%	11/15/24	27,000	27,552
Northern States Power Co.
2.20%	08/15/20	45,000	45,995
Northrop Grumman Corp.
3.85%	04/15/45	6,000	6,242
Novartis Capital Corp.
3.00%	11/20/25	3,000	3,175
4.00%	11/20/45	30,000	33,208
NRG Energy Inc.
6.25%	07/15/22	26,000	26,390
Occidental Petroleum Corp.
3.50%	06/15/25	30,000	31,959

Omnicom Group Inc.
3.63%	05/01/22	23,000	24,647
Oracle Corp.
1.90%	09/15/21	26,000	26,068
2.40%	09/15/23	18,000	18,150
2.65%	07/15/26	35,000	34,970
2.95%	05/15/25	15,000	15,503
4.00%	07/15/46	15,000	15,541
Owens & Minor Inc.
3.88%	09/15/21	45,000	46,496
Pacific Gas & Electric Co.
3.40%	08/15/24	68,000	72,974
PacifiCorp
6.25%	10/15/37	12,000	16,669
Penn National Gaming Inc.
5.88%	11/01/21	26,000	26,845
PepsiCo Inc.
3.10%	07/17/22	11,000	11,770
4.25%	10/22/44	13,000	14,875
Petroleos Mexicanos
3.50%	01/30/23	21,000	19,794
4.50%	01/23/26	24,000	23,340
5.63%	01/23/46	10,000	8,745
6.38%	02/04/21	20,000	21,802	(h)
6.75%	09/21/47	20,000	19,920	(h)
PetSmart Inc.
7.13%	03/15/23	33,000	34,650	(h)
Pfizer Inc.
2.75%	06/03/26	24,000	24,822
4.40%	05/15/44	15,000	17,373
Philip Morris International Inc.
4.13%	03/04/43	24,000	25,878
PPL Capital Funding Inc.
3.10%	05/15/26	50,000	50,857
Praxair Inc.
3.20%	01/30/26	14,000	14,994
Precision Castparts Corp.
4.38%	06/15/45	14,000	16,548
Prologis LP
3.75%	11/01/25	22,000	23,683
Prudential Financial Inc. 3 month USD LIBOR + 3.03%
5.38%	05/15/45	23,000	23,978	(d)
Prudential Financial Inc. 3 month USD LIBOR + 3.92%
5.63%	06/15/43	16,000	17,261	(d)
Public Service Electric & Gas Co.
2.38%	05/15/23	69,000	70,480
PulteGroup Inc.
4.25%	03/01/21	10,000	10,500
5.50%	03/01/26	20,000	21,000
QUALCOMM Inc.
4.80%	05/20/45	18,000	19,699
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	32,000	32,230
Reynolds American Inc.
4.45%	06/12/25	38,000	42,421
5.85%	08/15/45	6,000	7,788
Rio Tinto Finance USA PLC
4.13%	08/21/42	12,000	12,367

Rogers Communications Inc.
5.00%	03/15/44	8,000	9,312
Royal Bank of Canada
1.20%	09/19/17	81,000	80,965
Ryder System Inc.
2.45%	09/03/19	54,000	55,091
Santander UK Group Holdings PLC
3.13%	01/08/21	29,000	29,468
Schlumberger Holdings Corp.
3.00%	12/21/20	25,000	26,070	(h)
4.00%	12/21/25	12,000	13,063	(h)
Shell International Finance BV
2.88%	05/10/26	24,000	24,453
3.40%	08/12/23	34,000	36,303
Shire Acquisitions Investments Ireland DAC
1.90%	09/23/19	24,000	24,022
2.40%	09/23/21	50,000	50,139
2.88%	09/23/23	50,000	50,230
3.20%	09/23/26	35,000	35,097
Sinclair Television Group Inc.
5.38%	04/01/21	45,000	46,688
Southern California Edison Co.
2.40%	02/01/22	20,000	20,608
Sprint Corp.
7.63%	02/15/25	42,000	41,580
Standard Industries Inc.
5.38%	11/15/24	52,000	53,560	(h)
Statoil ASA
3.95%	05/15/43	11,000	11,371
Sumitomo Mitsui Financial Group Inc.
2.63%	07/14/26	40,000	39,511
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	17,000	17,128	(h)
SUPERVALU Inc.
6.75%	06/01/21	43,000	40,205
T-Mobile USA Inc.
6.63%	04/01/23	43,000	46,171
Tampa Electric Co.
4.35%	05/15/44	22,000	24,233
Target Corp.
2.50%	04/15/26	25,000	25,528
TD Ameritrade Holding Corp.
2.95%	04/01/22	22,000	22,926
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	25,000	28,187	(h)
Tenet Healthcare Corp.
4.75%	06/01/20	17,000	17,255
6.00%	10/01/20	44,000	46,530
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	15,000	15,079
4.10%	10/01/46	12,000	11,975
The Allstate Corp. 3 month USD LIBOR + 2.94%
5.75%	08/15/53	25,000	26,844	(d)
The Bank of New York Mellon Corp. 3 month USD LIBOR + 3.13%
4.63%	12/29/49	50,000	49,250	(d)
The Dow Chemical Co.
4.25%	10/01/34	28,000	28,891

The Goldman Sachs Group Inc.
2.35%	11/15/21	50,000	49,902
2.38%	01/22/18	58,000	58,590
2.63%	04/25/21	28,000	28,469
2.90%	07/19/18	32,000	32,735
3.75%	05/22/25	41,000	43,077
4.25%	10/21/25	7,000	7,371
4.80%	07/08/44	49,000	55,246
5.15%	05/22/45	23,000	25,142
The Home Depot Inc.
3.35%	09/15/25	17,000	18,436
3.50%	09/15/56	17,000	16,540
The Kroger Co.
2.95%	11/01/21	32,000	33,365
The Progressive Corp.
3.70%	01/26/45	20,000	20,933
The Southern Co.
3.25%	07/01/26	25,000	25,910
4.40%	07/01/46	15,000	16,227
The Toronto-Dominion Bank
2.50%	12/14/20	17,000	17,482
The Toronto-Dominion Bank 5 year USD LIBOR + 2.21%
3.63%	09/15/31	14,000	14,051	(d)
The Travelers Companies Inc.
3.75%	05/15/46	10,000	10,596
The Walt Disney Co.
1.85%	07/30/26	26,000	24,834
2.30%	02/12/21	16,000	16,490
4.13%	06/01/44	10,000	11,312
Time Inc.
5.75%	04/15/22	44,000	43,230	(h)
Time Warner Cable LLC
4.50%	09/15/42	5,000	4,782
6.55%	05/01/37	13,000	15,442
Time Warner Inc.
5.35%	12/15/43	33,000	39,358
TransCanada PipeLines Ltd.
4.88%	01/15/26	34,000	39,357
Tyco Electronics Group S.A.
2.35%	08/01/19	43,000	43,596
Tyson Foods Inc.
2.65%	08/15/19	9,000	9,228
U.S. Bancorp
3.10%	04/27/26	25,000	25,841
U.S. Bancorp 3 month USD LIBOR + 3.49%
5.13%	12/29/49	45,000	47,396	(d)
UnitedHealth Group Inc.
2.70%	07/15/20	20,000	20,787
4.75%	07/15/45	29,000	34,867
Universal Health Services Inc.
5.00%	06/01/26	16,000	16,660	(h)
Vale Overseas Ltd.
4.38%	01/11/22	14,000	13,843
5.88%	06/10/21	26,000	27,222
6.25%	08/10/26	13,000	13,581
Ventas Realty LP
3.25%	10/15/26	25,000	25,250

Verizon Communications Inc.
1.75%	08/15/21	48,000	47,479
2.63%	08/15/26	36,000	35,323
4.40%	11/01/34	23,000	24,384
4.67%	03/15/55	16,000	16,831
4.86%	08/21/46	23,000	25,827
5.05%	03/15/34	38,000	42,789
5.15%	09/15/23	30,000	34,916
Viacom Inc.
2.25%	02/04/22	25,000	24,880
3.45%	10/04/26	25,000	24,985
Visa Inc.
2.80%	12/14/22	29,000	30,404
3.15%	12/14/25	29,000	30,652
4.30%	12/14/45	13,000	15,064
W.R. Grace & Co.
5.13%	10/01/21	15,000	15,938	(h)
5.63%	10/01/24	43,000	46,870	(h)
Wal-Mart Stores Inc.
4.30%	04/22/44	20,000	23,555
Walgreens Boots Alliance Inc.
2.60%	06/01/21	24,000	24,563
4.65%	06/01/46	8,000	8,738
Wells Fargo & Co.
3.00%	04/22/26	48,000	48,482
3.90%	05/01/45	23,000	23,726
4.10%	06/03/26	27,000	28,663
4.30%	07/22/27	17,000	18,334
4.40%	06/14/46	15,000	15,310
Wells Fargo & Co. 3 month USD LIBOR + 3.11%
5.90%	12/29/49	29,000	30,051	(d)
Wells Fargo & Co. 3 month USD LIBOR + 3.99%
5.88%	12/29/49	32,000	34,720	(d)
Western Digital Corp.
7.38%	04/01/23	5,000	5,488	(h)
Westlake Chemical Corp.
3.60%	08/15/26	35,000	35,018	(h)
Williams Partners LP
3.90%	01/15/25	38,000	37,941
5.40%	03/04/44	4,000	3,994
Windstream Services LLC
6.38%	08/01/23	47,000	42,653
WPP Finance 2010
3.75%	09/19/24	45,000	47,935
XLIT Ltd.
5.25%	12/15/43	19,000	20,864
XPO Logistics Inc.
6.50%	06/15/22	25,000	26,156	(h)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	23,000	23,718
			11,448,497
Non-Agency Collateralized Mortgage Obligations—6.8%
American Tower Trust I (REIT)
1.55%	03/15/43	72,000	71,840	(h)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	100,000	99,510	(d)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	19,737	20,136	(d)

Banc of America Commercial Mortgage Trust 2008-1
6.44%	02/10/51	21,514	22,327	(d)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.53%	11/10/42	7,165	7,158	(d)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	50,000	51,687	(d)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	88,000	74,651	(d,h)
Citigroup Commercial Mortgage Trust 2015-GC33
3.17%	09/10/58	20,704	14,604
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	36,994	38,102	(c)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	25,000	28,046	(d)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	205,000	174,522	(d,h)
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	16,863	16,221	(d)
COMM 2015-PC1 Mortgage Trust
4.59%	07/10/50	19,456	20,587	(d)
CSAIL 2015-C3 Commercial Mortgage Trust
3.51%	08/15/48	24,827	18,602	(d)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	1,641	1,640
GS Mortgage Securities Trust 2015-GC32
3.35%	07/10/48	22,783	17,318
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	47,000	33,193
GS Mortgage Securities Trust 2015-GS1
3.27%	11/10/48	56,688	44,470
GS Mortgage Securities Trust 2016-GS3
3.40%	10/10/49	38,000	39,131	(d)
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	72,141	72,508
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	15,000	16,385	(d)
JPMBB Commercial Mortgage Securities Trust 2015-C29
3.84%	05/15/48	39,943	29,421	(d)
JPMBB Commercial Mortgage Securities Trust 2015-C30
4.46%	07/15/48	41,423	37,742	(d)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	30,127	31,160	(d)
6.11%	07/15/40	60,000	61,194	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	8,789	207	(e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.56%	02/15/48	326,202	26,111	(d,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.12%	03/15/48	388,934	23,805	(d,e)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
4.38%	04/15/48	100,000	81,893	(d,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.27%	07/15/50	107,556	87,513	(d,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
3.00%	01/15/49	17,470	12,249	(h)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	50,000	50,315	(d)

Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	17,057	17,048	(d)
Morgan Stanley Capital I Trust 2007-IQ16
6.25%	12/12/49	50,000	51,631	(d)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	45,000	47,019	(d)
Morgan Stanley Capital I Trust 2016-UBS9
1.41%	03/15/49	312,150	25,571	(d,e)
3.00%	03/15/49	23,000	17,973	(h)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.37%	06/15/48	33,857	27,001	(d)
Wells Fargo Commercial Mortgage Trust 2015-C30
4.65%	09/15/58	20,705	16,417	(d,h)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	20,700	15,856	(d)
Wells Fargo Commercial Mortgage Trust 2016-C33
3.12%	03/15/59	18,397	13,327	(h)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	25,000	27,825
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	41,454	33,852	(h)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	54,883	42,315	(d,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	78,708	56,429	(h)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	10,000	7,215	(d,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	58,000	64,580	(d)
4.59%	03/15/47	60,980	49,918	(d,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	10,338	7,808
			1,846,033
Sovereign Bonds—0.3%
Government of Mexico
4.00%	10/02/23	22,000	23,529
4.75%	03/08/44	26,000	27,040
Government of Peru
4.13%	08/25/27	13,000	14,853
5.63%	11/18/50	7,000	9,275
			74,697
Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	25,000	33,011
Municipal Electric Authority of Georgia
6.64%	04/01/57	28,000	37,798
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	16,371
Port Authority of New York & New Jersey
4.46%	10/01/62	40,000	46,030
South Carolina State Public Service Authority
6.45%	01/01/50	15,000	21,721
State of California
5.70%	11/01/21	40,000	47,246
State of Illinois
5.10%	06/01/33	15,000	14,460
			216,637

FNMA (TBA)—0.0%*
Lehman
5.50%	TBA	51,536	1,629	(i,j)

Total Bonds and Notes (Cost $25,779,527)			26,487,855

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. 3 month USD LIBOR + 3.09% (Cost $34,875)		1,395	37,316	(d)

Total Investments in Securities (Cost $25,814,402)			26,525,171

Short-Term Investments—7.6%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $2,040,002)		2,040,002	2,040,002	(a,g,k)

Total Investments (Cost $27,854,404)			28,565,173

Liabilities in Excess of Other Assets, net—(5.9)%			(1,583,771)

NET ASSETS—100.0%			$26,981,402

Other Information:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized
Centrally Cleared Credit Default Swaps — Buy Protection
Markit CDX North America High Yield Index	CME Group Inc.	$1,367	5.00%	12/20/20	$(80,099)	$(28,331)	$(51,768)
Markit CDX North America Investment Grade Index	CME Group Inc.	$811	1.00%	06/20/21	$(11,746)	$(9,853)	$(1,893)

							$(53,661)

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	December 2016	3	$551,625	$(7,855)
2 Yr. U.S. Treasury Notes Futures	December 2016	3	655,406	424
5 Yr. U.S. Treasury Notes Futures	December 2016	10	1,215,156	621

				$(6,810)

The Fund had the following short futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
10 Yr. U.S. Treasury Notes Futures	December 2016	26	$(3,409,250)	$3,245

				$(3,565)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Step coupon bond.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016.

(e)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to $2,122,784 or 7.87% of the net assets of the GE Investments Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors .

(j)	Security is in default.

(k)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

**	Amount is less than $0.50.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

GEI Total Return Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Domestic Equity—36.9% †	Number of Shares	Fair Value
Common Stock—36.9%
Advertising—0.1%
MDC Partners Inc., Class A	1,024	$10,977
National CineMedia Inc.	1,224	18,017
Omnicom Group Inc.	10,599	900,915
The Interpublic Group of Companies Inc.	17,924	400,602
		1,330,511
Aerospace & Defense—0.8%
AAR Corp.	664	20,797
Aerojet Rocketdyne Holdings Inc.	1,190	20,920	(a)
Aerovironment Inc.	410	10,008	(a)
Astronics Corp.	388	17,479	(a)
B/E Aerospace Inc.	920	47,527
Cubic Corp.	503	23,545
Curtiss-Wright Corp.	1,263	115,072
DigitalGlobe Inc.	1,266	34,815	(a)
Ducommun Inc.	204	4,659	(a)
Engility Holdings Inc.	359	11,309	(a)
Esterline Technologies Corp.	860	65,394	(a)
General Dynamics Corp.	12,969	2,012,270
Huntington Ingalls Industries Inc.	423	64,897
KLX Inc.	1,531	53,891	(a)
Kratos Defense & Security Solutions Inc.	926	6,380	(a)
L-3 Communications Holdings Inc.	3,492	526,349
Lockheed Martin Corp.	11,414	2,736,164
Mercury Systems Inc.	779	19,140	(a)
Moog Inc., Class A	640	38,106	(a)
National Presto Industries Inc.	99	8,691
Northrop Grumman Corp.	8,073	1,727,218
Orbital ATK Inc.	528	40,250
Raytheon Co.	13,301	1,810,665
Rockwell Collins Inc.	5,802	489,341
Sparton Corp.	188	4,937	(a)
TASER International Inc.	1,048	29,983	(a)
Teledyne Technologies Inc.	996	107,498	(a)
Textron Inc.	12,098	480,896
The Boeing Co.	26,229	3,455,409
The KEYW Holding Corp.	721	7,960	(a)
TransDigm Group Inc.	2,264	654,568	(a)
Triumph Group Inc.	1,436	40,036
United Technologies Corp.	35,177	3,573,983
Vectrus Inc.	210	3,198	(a)
Wesco Aircraft Holdings Inc.	1,112	14,934	(a)
		18,278,289
Agricultural & Farm Machinery—0.1%
AGCO Corp.	617	30,430
Deere & Co.	13,073	1,115,780
Lindsay Corp.	214	15,832
The Toro Co.	1,006	47,121
Titan International Inc.	888	8,987
		1,218,150

Agricultural Products—0.1%
Alico Inc.	66	1,773
Archer-Daniels-Midland Co.	26,304	1,109,240
Darling Ingredients Inc.	3,295	44,515	(a)
Fresh Del Monte Produce Inc.	645	38,636
Ingredion Inc.	653	86,888
Limoneira Co.	240	4,536
		1,285,588
Air Freight & Logistics—0.3%
Air Transport Services Group Inc.	906	13,001	(a)
Atlas Air Worldwide Holdings Inc.	489	20,939	(a)
CH Robinson Worldwide Inc.	6,408	451,508
Echo Global Logistics Inc.	572	13,190	(a)
Expeditors International of Washington Inc.	8,050	414,736
FedEx Corp.	11,041	1,928,642
Forward Air Corp.	592	25,610
Hub Group Inc., Class A	667	27,187	(a)
Park-Ohio Holdings Corp.	172	6,269
Radiant Logistics Inc.	505	1,434	(a)
United Parcel Service Inc., Class B	31,243	3,416,735
XPO Logistics Inc.	1,960	71,873	(a)
		6,391,124
Airlines—0.2%
Alaska Air Group Inc.	5,566	366,577
Allegiant Travel Co.	259	34,206
American Airlines Group Inc.	23,843	872,892
Delta Air Lines Inc.	33,837	1,331,824
Hawaiian Holdings Inc.	1,036	50,350	(a)
JetBlue Airways Corp.	2,931	50,530	(a)
SkyWest Inc.	1,006	26,569
Southwest Airlines Co.	28,033	1,090,203
United Continental Holdings Inc.	13,261	695,805	(a)
Virgin America Inc.	387	20,708	(a)
		4,539,664
Alternative Carriers—0.0%*
Cogent Communications Holdings Inc.	830	30,552
Globalstar Inc.	7,534	9,116	(a)
Inteliquent Inc.	660	10,652
Iridium Communications Inc.	1,646	13,349	(a)
Level 3 Communications Inc.	12,990	602,476	(a)
Lumos Networks Corp.	373	5,222	(a)
ORBCOMM Inc.	1,291	13,233	(a)
pdvWireless Inc.	195	4,466	(a)
Straight Path Communications Inc., Class B	192	4,917	(a)
Vonage Holdings Corp.	3,845	25,416	(a)
		719,399
Aluminum—0.0%*
Alcoa Inc.	58,870	596,942
Century Aluminum Co.	999	6,943	(a)
Kaiser Aluminum Corp.	351	30,358
Real Industry Inc.	521	3,188	(a)
		637,431
Apparel Retail—0.2%
Abercrombie & Fitch Co., Class A	1,975	31,383
American Eagle Outfitters Inc.	4,815	85,996
Ascena Retail Group Inc.	4,977	27,821	(a)
Boot Barn Holdings Inc.	265	3,016	(a)

Caleres Inc.	859	21,724
Chico’s FAS Inc.	3,821	45,470
Citi Trends Inc.	286	5,700
Destination XL Group Inc.	720	3,118	(a)
DSW Inc.	1,355	27,750
Express Inc.	1,496	17,638	(a)
Foot Locker Inc.	6,038	408,893
Francesca’s Holdings Corp.	734	11,326	(a)
Genesco Inc.	409	22,274	(a)
Guess? Inc.	1,793	26,196
L Brands Inc.	10,858	768,421
Ross Stores Inc.	17,916	1,151,999
Shoe Carnival Inc.	284	7,571
Stage Stores Inc.	538	3,018
Stein Mart Inc.	625	3,969
Tailored Brands Inc.	985	15,464
The Buckle Inc.	577	13,865
The Cato Corp., Class A	510	16,774
The Children’s Place Inc.	374	29,871
The Finish Line Inc., Class A	840	19,387
The Gap Inc.	9,907	220,332
The TJX Companies Inc.	29,670	2,218,723
Tilly’s Inc., Class A	209	1,962	(a)
Urban Outfitters Inc.	4,069	140,462	(a)
Zumiez Inc.	363	6,534	(a)
		5,356,657
Apparel, Accessories & Luxury Goods—0.1%
Carter’s Inc.	453	39,280
Coach Inc.	12,609	460,985
Columbia Sportswear Co.	539	30,583
Delta Apparel Inc.	140	2,304	(a)
Fossil Group Inc.	1,209	33,574	(a)
G-III Apparel Group Ltd.	862	25,127	(a)
Hanesbrands Inc.	17,080	431,270
Iconix Brand Group Inc.	856	6,951	(a)
Kate Spade & Co.	1,166	19,974	(a)
Movado Group Inc.	312	6,702
Oxford Industries Inc.	306	20,716
Perry Ellis International Inc.	249	4,801	(a)
PVH Corp.	3,588	396,474
Ralph Lauren Corp.	2,518	254,670
Sequential Brands Group Inc.	787	6,296	(a)
Superior Uniform Group Inc.	159	3,147
Under Armour Inc., Class A	8,288	320,580	(a)
Under Armour Inc., Class C	8,331	282,088	(a)
Vera Bradley Inc.	408	6,181	(a)
VF Corp.	14,909	835,649
Vince Holding Corp.	452	2,549	(a)
		3,189,901
Application Software—0.4%
8x8 Inc.	1,765	27,234	(a)
ACI Worldwide Inc.	3,372	65,349	(a)
Adobe Systems Inc.	22,542	2,446,709	(a)
American Software Inc., Class A	521	5,783
ANSYS Inc.	789	73,069	(a)
Aspen Technology Inc.	1,655	77,437	(a)
Autodesk Inc.	8,826	638,385	(a)

Blackbaud Inc.	944	62,625
Bottomline Technologies Inc.	806	18,788	(a)
BroadSoft Inc.	588	27,371	(a)
Cadence Design Systems Inc.	2,645	67,527	(a)
Callidus Software Inc.	1,171	21,488	(a)
CDK Global Inc.	1,358	77,895
Citrix Systems Inc.	7,038	599,778	(a)
Digimarc Corp.	187	7,171	(a)
Ebix Inc.	505	28,709
Ellie Mae Inc.	649	68,340	(a)
EnerNOC Inc.	532	2,878	(a)
EPIQ Systems Inc.	467	7,701
Exa Corp.	277	4,446	(a)
Fair Isaac Corp.	899	112,006
Glu Mobile Inc.	2,085	4,670	(a)
Guidance Software Inc.	429	2,557	(a)
HubSpot Inc.	579	33,362	(a)
Interactive Intelligence Group Inc.	360	21,650	(a)
Intuit Inc.	11,081	1,219,021
Jive Software Inc.	1,170	4,984	(a)
Manhattan Associates Inc.	648	37,338	(a)
Mentor Graphics Corp.	3,123	82,572
MicroStrategy Inc., Class A	190	31,814	(a)
Mitek Systems Inc.	595	4,933	(a)
MobileIron Inc.	892	2,453	(a)
Model N Inc.	444	4,933	(a)
Monotype Imaging Holdings Inc.	813	17,975
Park City Group Inc.	224	2,643	(a)
Paycom Software Inc.	881	44,165	(a)
Paylocity Holding Corp.	431	19,162	(a)
Pegasystems Inc.	721	21,262
PROS Holdings Inc.	506	11,441	(a)
PTC Inc.	1,036	45,905	(a)
QAD Inc., Class A	189	4,230
RealPage Inc.	1,080	27,756	(a)
RingCentral Inc., Class A	1,174	27,777	(a)
salesforce.com Inc.	29,105	2,076,060	(a)
Silver Spring Networks Inc.	763	10,819	(a)
Synchronoss Technologies Inc.	828	34,097	(a)
Synopsys Inc.	1,369	81,250	(a)
Tangoe Inc.	561	4,628	(a)
Telenav Inc.	652	3,736	(a)
The Ultimate Software Group Inc.	262	53,550	(a)
Tyler Technologies Inc.	299	51,198	(a)
Verint Systems Inc.	1,244	46,812	(a)
VirnetX Holding Corp.	988	3,023	(a)
Workiva Inc.	439	7,959	(a)
Zendesk Inc.	1,626	49,935	(a)
Zix Corp.	1,087	4,457	(a)
		8,540,816
Asset Management & Custody Banks—0.4%
Affiliated Managers Group Inc.	2,435	352,345	(a)
Ameriprise Financial Inc.	7,293	727,623
Arlington Asset Investment Corp., Class A	390	5,768
Associated Capital Group Inc., Class A	101	3,581
BlackRock Inc.	5,517	1,999,692
Calamos Asset Management Inc., Class A	419	2,858

Cohen & Steers Inc.	401	17,143
Diamond Hill Investment Group Inc.	65	12,011
Eaton Vance Corp.	1,021	39,870
Federated Investors Inc., Class B	853	25,274
Fifth Street Asset Management Inc.	78	430
Financial Engines Inc.	1,046	31,077
Franklin Resources Inc.	15,886	565,065
GAMCO Investors Inc., Class A	102	2,904
Hennessy Advisors Inc.	58	2,057
Invesco Ltd.	18,764	586,750
Janus Capital Group Inc.	4,105	57,511
Legg Mason Inc.	4,168	139,545
Manning & Napier Inc.	322	2,283
Medley Management Inc., Class A	167	1,404
Northern Trust Corp.	9,628	654,608
Pzena Investment Management Inc., Class A	243	1,871
Safeguard Scientifics Inc.	435	5,638	(a)
SEI Investments Co.	1,225	55,872
Silvercrest Asset Management Group Inc., Class A	195	2,315
State Street Corp.	16,564	1,153,351	(b)
T Rowe Price Group Inc.	11,237	747,260
The Bank of New York Mellon Corp.	48,454	1,932,346
Virtus Investment Partners Inc.	111	10,862
Waddell & Reed Financial Inc., Class A	2,314	42,022
Westwood Holdings Group Inc.	172	9,135
WisdomTree Investments Inc.	3,348	34,451
		9,224,922
Auto Parts & Equipment—0.0%*
American Axle & Manufacturing Holdings Inc.	1,544	26,588	(a)
BorgWarner Inc.	9,103	320,243
Cooper-Standard Holding Inc.	295	29,146	(a)
Dana Inc.	4,227	65,899
Dorman Products Inc.	528	33,739	(a)
Drew Industries Inc.	474	46,461
Federal-Mogul Holdings Corp.	614	5,900	(a)
Fox Factory Holding Corp.	447	10,268	(a)
Gentex Corp.	2,594	45,551
Gentherm Inc.	731	22,968	(a)
Horizon Global Corp.	368	7,334	(a)
Metaldyne Performance Group Inc.	302	4,787
Modine Manufacturing Co.	946	11,220	(a)
Motorcar Parts of America Inc.	367	10,562	(a)
Spartan Motors Inc.	666	6,380
Standard Motor Products Inc.	430	20,537
Stoneridge Inc.	539	9,918	(a)
Strattec Security Corp.	69	2,436
Superior Industries International Inc.	503	14,667
Tenneco Inc.	1,104	64,330	(a)
Tower International Inc.	412	9,929
Unique Fabricating Inc.	107	1,310
Workhorse Group Inc.	192	1,390	(a)
		771,563
Automobile Manufacturers—0.2%
Ford Motor Co.	176,210	2,126,855
General Motors Co.	64,223	2,040,365
Thor Industries Inc.	431	36,506
Winnebago Industries Inc.	541	12,751
		4,216,477

Automotive Retail—0.2%
Advance Auto Parts Inc.	3,329	496,420
America’s Car-Mart Inc.	158	5,750	(a)
Asbury Automotive Group Inc.	400	22,268	(a)
AutoNation Inc.	3,035	147,835	(a)
AutoZone Inc.	1,321	1,014,977	(a)
CarMax Inc.	8,728	465,639	(a)
CST Brands Inc.	686	32,990
Group 1 Automotive Inc.	417	26,638
Lithia Motors Inc., Class A	476	45,467
Monro Muffler Brake Inc.	628	38,415
Murphy USA Inc.	333	23,763	(a)
O’Reilly Automotive Inc.	4,291	1,201,952	(a)
Sonic Automotive Inc., Class A	560	10,528
		3,532,642
Biotechnology—1.2%
AbbVie Inc.	73,620	4,643,213
Acceleron Pharma Inc.	549	19,868	(a)
Achillion Pharmaceuticals Inc.	2,351	19,043	(a)
Acorda Therapeutics Inc.	862	17,999	(a)
Adamas Pharmaceuticals Inc.	334	5,481	(a)
Aduro Biotech Inc.	716	8,900	(a)
Advaxis Inc.	737	7,878	(a)
Adverum Biotechnologies Inc.	417	1,714	(a)
Agenus Inc.	1,467	10,533	(a)
Aimmune Therapeutics Inc.	529	7,935	(a)
Akebia Therapeutics Inc.	718	6,498	(a)
Alder Biopharmaceuticals Inc.	940	30,804	(a)
Alexion Pharmaceuticals Inc.	10,096	1,237,164	(a)
AMAG Pharmaceuticals Inc.	701	17,181	(a)
Amgen Inc.	33,819	5,641,347
Amicus Therapeutics Inc.	2,861	21,171	(a)
Anavex Life Sciences Corp.	655	2,378	(a)
Anthera Pharmaceuticals Inc.	801	2,523	(a)
Applied Genetic Technologies Corp.	255	2,494	(a)
Aptevo Therapeutics Inc.	326	835	(a)
Ardelyx Inc.	639	8,269	(a)
Arena Pharmaceuticals Inc.	4,922	8,613	(a)
Argos Therapeutics Inc.	349	1,735	(a)
ARIAD Pharmaceuticals Inc.	3,547	48,558	(a)
Array BioPharma Inc.	2,904	19,602	(a)
Arrowhead Pharmaceuticals Inc.	1,215	8,930	(a)
Asterias Biotherapeutics Inc.	449	1,904	(a)
Atara Biotherapeutics Inc.	466	9,968	(a)
Athersys Inc.	1,530	3,259	(a)
Avexis Inc.	98	4,039	(a)
Bellicum Pharmaceuticals Inc.	423	8,418	(a)
BioCryst Pharmaceuticals Inc.	1,493	6,584	(a)
Biogen Inc.	9,908	3,101,501	(a)
BioSpecifics Technologies Corp.	109	4,978	(a)
BioTime Inc.	1,269	4,949	(a)
Bluebird Bio Inc.	743	50,361	(a)
Blueprint Medicines Corp.	401	11,910	(a)
Cara Therapeutics Inc.	451	3,766	(a)
Celgene Corp.	35,020	3,660,641	(a)
Celldex Therapeutics Inc.	1,930	7,797	(a)
Cellular Biomedicine Group Inc.	246	3,567	(a)

Cepheid	1,434	75,557	(a)
ChemoCentryx Inc.	422	2,549	(a)
Chimerix Inc.	862	4,775	(a)
Cidara Therapeutics Inc.	214	2,450	(a)
Clovis Oncology Inc.	639	23,036	(a)
Coherus Biosciences Inc.	591	15,827	(a)
Concert Pharmaceuticals Inc.	333	3,367	(a)
Corvus Pharmaceuticals Inc.	90	1,480	(a)
Curis Inc.	2,270	5,925	(a)
Cytokinetics Inc.	675	6,196	(a)
CytomX Therapeutics Inc.	410	6,429	(a)
CytRx Corp.	947	557	(a)
Dimension Therapeutics Inc.	206	1,646	(a)
Dyax Corp.	4,362	4,842
Dynavax Technologies Corp.	782	8,203	(a)
Eagle Pharmaceuticals Inc.	179	12,530	(a)
Edge Therapeutics Inc.	327	3,404	(a)
Editas Medicine Inc.	139	1,874	(a)
Eiger BioPharmaceuticals Inc.	108	1,446	(a)
Emergent BioSolutions Inc.	653	20,589	(a)
Enanta Pharmaceuticals Inc.	316	8,409	(a)
Epizyme Inc.	812	7,990	(a)
Esperion Therapeutics Inc.	292	4,044	(a)
Exact Sciences Corp.	2,083	38,681	(a)
Exelixis Inc.	4,551	58,207	(a)
FibroGen Inc.	1,050	21,735	(a)
Five Prime Therapeutics Inc.	541	28,397	(a)
Flexion Therapeutics Inc.	477	9,321	(a)
Fortress Biotech Inc.	629	1,868	(a)
Foundation Medicine Inc.	270	6,304	(a)
Galena Biopharma Inc.	3,094	1,084	(a)
Genomic Health Inc.	374	10,816	(a)
Geron Corp.	3,050	6,893	(a)
Gilead Sciences Inc.	59,627	4,717,688
Global Blood Therapeutics Inc.	315	7,261	(a)
GlycoMimetics Inc.	155	1,108	(a)
Halozyme Therapeutics Inc.	2,192	26,479	(a)
Heron Therapeutics Inc.	638	10,993	(a)
Idera Pharmaceuticals Inc.	1,813	4,641	(a)
Ignyta Inc.	590	3,711	(a)
Immune Design Corp.	226	1,713	(a)
ImmunoGen Inc.	1,713	4,591	(a)
Immunomedics Inc.	1,766	5,739	(a)
Infinity Pharmaceuticals Inc.	764	1,192	(a)
Inotek Pharmaceuticals Corp.	347	3,290	(a)
Inovio Pharmaceuticals Inc.	1,336	12,451	(a)
Insmed Inc.	1,244	18,063	(a)
Insys Therapeutics Inc.	475	5,600	(a)
Intellia Therapeutics Inc.	141	2,400	(a)
Invitae Corp.	458	4,012	(a)
Ironwood Pharmaceuticals Inc.	2,589	41,113	(a)
Karyopharm Therapeutics Inc.	478	4,651	(a)
Keryx Biopharmaceuticals Inc.	1,588	8,432	(a)
Kite Pharma Inc.	784	43,794	(a)
La Jolla Pharmaceutical Co.	279	6,637	(a)
Lexicon Pharmaceuticals Inc.	843	15,233	(a)
Ligand Pharmaceuticals Inc., Class B	381	38,885	(a)

Lion Biotechnologies Inc.	1,018	8,378	(a)
Loxo Oncology Inc.	267	6,990	(a)
MacroGenics Inc.	640	19,142	(a)
MannKind Corp.	6,530	4,049	(a)
Medgenics Inc.	490	2,729	(a)
MediciNova Inc.	593	4,442	(a)
Merrimack Pharmaceuticals Inc.	2,451	15,564	(a)
MiMedx Group Inc.	2,051	17,598	(a)
Minerva Neurosciences Inc.	371	5,237	(a)
Mirati Therapeutics Inc.	225	1,487	(a)
Momenta Pharmaceuticals Inc.	1,309	15,302	(a)
Myriad Genetics Inc.	1,353	27,845	(a)
NantKwest Inc.	332	2,583	(a)
Natera Inc.	525	5,833	(a)
NewLink Genetics Corp.	438	6,579	(a)
Novavax Inc.	5,417	11,267	(a)
OncoMed Pharmaceuticals Inc.	411	4,698	(a)
Ophthotech Corp.	610	28,139	(a)
Organovo Holdings Inc.	1,742	6,602	(a)
Osiris Therapeutics Inc.	373	1,850	(a)
Otonomy Inc.	482	8,768	(a)
OvaScience Inc.	638	4,568	(a)
PDL BioPharma Inc.	3,034	10,164
Pfenex Inc.	369	3,303	(a)
PharmAthene Inc.	1,261	3,657	(a)
Portola Pharmaceuticals Inc.	987	22,415	(a)
Progenics Pharmaceuticals Inc.	1,405	8,894	(a)
Protagonist Therapeutics Inc.	151	3,191	(a)
Proteostasis Therapeutics Inc.	151	2,354	(a)
PTC Therapeutics Inc.	673	9,429	(a)
Puma Biotechnology Inc.	495	33,190	(a)
Radius Health Inc.	632	34,185	(a)
Raptor Pharmaceutical Corp.	1,723	15,455	(a)
Regeneron Pharmaceuticals Inc.	3,412	1,371,692	(a)
REGENXBIO Inc.	409	5,730	(a)
Regulus Therapeutics Inc.	790	2,607	(a)
Repligen Corp.	678	20,469	(a)
Retrophin Inc.	726	16,248	(a)
Rigel Pharmaceuticals Inc.	1,870	6,863	(a)
Sage Therapeutics Inc.	591	27,216	(a)
Sangamo Biosciences Inc.	1,403	6,496	(a)
Sarepta Therapeutics Inc.	858	52,690	(a)
Seres Therapeutics Inc.	358	4,400	(a)
Sorrento Therapeutics Inc.	466	3,607	(a)
Spark Therapeutics Inc.	376	22,583	(a)
Spectrum Pharmaceuticals Inc.	1,488	6,949	(a)
Stemline Therapeutics Inc.	333	3,606	(a)
Syndax Pharmaceuticals Inc.	130	1,971	(a)
Synergy Pharmaceuticals Inc.	3,642	20,067	(a)
Synthetic Biologics Inc.	1,538	2,645	(a)
T2 Biosystems Inc.	304	2,201	(a)
TESARO Inc.	532	53,328	(a)
TG Therapeutics Inc.	746	5,774	(a)
Tobira Therapeutics Inc.	183	7,272	(a)
Tokai Pharmaceuticals Inc.	120	184	(a)
Trevena Inc.	893	6,028	(a)
Trovagene Inc.	564	2,532	(a)

Ultragenyx Pharmaceutical Inc.	723	51,290	(a)
United Therapeutics Corp.	392	46,287	(a)
Vanda Pharmaceuticals Inc.	738	12,280	(a)
Versartis Inc.	550	6,737	(a)
Vertex Pharmaceuticals Inc.	11,154	972,740	(a)
Vitae Pharmaceuticals Inc.	529	11,067	(a)
Vital Therapies Inc.	481	2,944	(a)
Voyager Therapeutics Inc.	238	2,858	(a)
vTv Therapeutics Inc., Class A	106	762	(a)
Xencor Inc.	647	15,845	(a)
Zafgen Inc.	463	1,533	(a)
ZIOPHARM Oncology Inc.	2,449	13,788	(a)
		27,227,592
Brewers—0.0%*
Craft Brew Alliance Inc.	250	4,708	(a)
Molson Coors Brewing Co., Class B	8,369	918,916
The Boston Beer Company Inc., Class A	258	40,057	(a)
		963,681
Broadcasting—0.1%
CBS Corp., Class B	18,390	1,006,669
Discovery Communications Inc., Class A	6,819	183,567	(a)
Discovery Communications Inc., Class C	10,136	266,678	(a)
Entercom Communications Corp., Class A	522	6,755
Entravision Communications Corp., Class A	1,320	10,072
Gray Television Inc.	1,294	13,406	(a)
Hemisphere Media Group Inc.	122	1,555	(a)
Media General Inc.	2,183	40,233	(a)
Nexstar Broadcasting Group Inc., Class A	598	34,511
Radio One Inc., Class D	396	1,200	(a)
Saga Communications Inc., Class A	76	3,446
Salem Media Group Inc.	191	1,123
Scripps Networks Interactive Inc., Class A	4,303	273,197
Sinclair Broadcast Group Inc., Class A	1,326	38,295
TEGNA Inc.	9,690	211,823
The EW Scripps Co., Class A	1,199	19,064	(a)
Townsquare Media Inc., Class A	207	1,933	(a)
		2,113,527
Building Products—0.1%
AAON Inc.	809	23,315
Advanced Drainage Systems Inc.	695	16,722
American Woodmark Corp.	277	22,318	(a)
AO Smith Corp.	670	66,189
Apogee Enterprises Inc.	569	25,429
Armstrong Flooring Inc.	470	8,874	(a)
Builders FirstSource Inc.	1,678	19,314	(a)
Continental Building Products Inc.	708	14,861	(a)
CSW Industrials Inc.	290	9,393	(a)
Fortune Brands Home & Security Inc.	7,069	410,709
Gibraltar Industries Inc.	629	23,367	(a)
Griffon Corp.	601	10,223
Insteel Industries Inc.	351	12,720
Johnson Controls International PLC	42,542	1,979,479
Lennox International Inc.	355	55,746
Masco Corp.	15,023	515,439
Masonite International Corp.	608	37,799	(a)
NCI Building Systems Inc.	541	7,893	(a)
Patrick Industries Inc.	290	17,957	(a)

PGT Inc.	960	10,243	(a)
Ply Gem Holdings Inc.	438	5,852	(a)
Quanex Building Products Corp.	689	11,892
Simpson Manufacturing Company Inc.	830	36,479
Trex Company Inc.	592	34,762	(a)
Universal Forest Products Inc.	396	39,002
		3,415,977
Cable & Satellite—0.4%
AMC Networks Inc., Class A	542	28,108	(a)
Cable One Inc.	42	24,528
Charter Communications Inc., Class A	9,797	2,644,896	(a)
Comcast Corp., Class A	108,547	7,201,008
Loral Space & Communications Inc.	261	10,208	(a)
MSG Networks Inc., Class A	1,193	22,202	(a)
		9,930,950
Casinos & Gaming—0.0%*
Boyd Gaming Corp.	1,654	32,716	(a)
Caesars Acquisition Co., Class A	964	11,973	(a)
Caesars Entertainment Corp.	1,126	8,389	(a)
Century Casinos Inc.	441	3,047	(a)
Churchill Downs Inc.	381	55,759
Eldorado Resorts Inc.	572	8,042	(a)
Empire Resorts Inc.	39	789	(a)
Golden Entertainment Inc.	197	2,457
Isle of Capri Casinos Inc.	503	11,207	(a)
Monarch Casino & Resort Inc.	216	5,437	(a)
Penn National Gaming Inc.	1,494	20,274	(a)
Pinnacle Entertainment Inc.	1,067	13,167	(a)
Red Rock Resorts Inc., Class A	604	14,248
Scientific Games Corp., Class A	1,039	11,709	(a)
Wynn Resorts Ltd.	3,587	349,446
		548,660
Coal & Consumable Fuels—0.0%*
CONSOL Energy Inc.	1,601	30,739
Westmoreland Coal Co.	365	3,234	(a)
		33,973
Commercial Printing—0.0%*
Brady Corp., Class A	915	31,668
Deluxe Corp.	1,423	95,085
Ennis Inc.	518	8,728
InnerWorkings Inc.	764	7,197	(a)
Multi-Color Corp.	271	17,886
Quad/Graphics Inc.	579	15,471
		176,035
Commodity Chemicals—0.1%
Cabot Corp.	563	29,507
Calgon Carbon Corp.	1,018	15,443
Hawkins Inc.	192	8,319
Koppers Holdings Inc.	406	13,065	(a)
Kronos Worldwide Inc.	464	3,846
LyondellBasell Industries N.V., Class A	15,395	1,241,761
Olin Corp.	4,788	98,250
Trecora Resources	399	4,557	(a)
Tredegar Corp.	513	9,537
Trinseo S.A.	575	32,522
Tronox Ltd., Class A	1,301	12,190
		1,468,997

Communications Equipment—0.4%
ADTRAN Inc.	987	18,891
Aerohive Networks Inc.	476	2,899	(a)
Applied Optoelectronics Inc.	335	7,440	(a)
Bel Fuse Inc., Class B	184	4,442
Black Box Corp.	300	4,170
Brocade Communications Systems Inc.	3,623	33,440
CalAmp Corp.	717	10,002	(a)
Calix Inc.	830	6,101	(a)
Ciena Corp.	3,951	86,132	(a)
Cisco Systems Inc.	227,334	7,211,034
Clearfield Inc.	229	4,305	(a)
Comtech Telecommunications Corp.	451	5,777
Digi International Inc.	520	5,928	(a)
EMCORE Corp.	471	2,685
Extreme Networks Inc.	2,073	9,308	(a)
F5 Networks Inc.	3,012	375,416	(a)
Finisar Corp.	2,115	63,027	(a)
Harmonic Inc.	1,543	9,150	(a)
Harris Corp.	5,542	507,703
Infinera Corp.	2,823	25,492	(a)
InterDigital Inc.	1,000	79,200
Ixia	1,288	16,100	(a)
Juniper Networks Inc.	17,303	416,310
KVH Industries Inc.	306	2,696	(a)
Lumentum Holdings Inc.	1,012	42,271	(a)
Motorola Solutions Inc.	7,534	574,694
NETGEAR Inc.	648	39,198	(a)
NetScout Systems Inc.	2,603	76,138	(a)
Oclaro Inc.	2,162	18,485	(a)
Plantronics Inc.	966	50,193
ShoreTel Inc.	1,348	10,784	(a)
Sonus Networks Inc.	960	7,469	(a)
Ubiquiti Networks Inc.	519	27,766	(a)
ViaSat Inc.	1,296	96,746	(a)
Viavi Solutions Inc.	4,696	34,703	(a)
		9,886,095
Computer & Electronics Retail—0.0%*
Best Buy Company Inc.	12,468	476,028
Conn’s Inc.	410	4,231	(a)
GameStop Corp., Class A	938	25,880
Rent-A-Center Inc.	1,039	13,133
		519,272
Construction & Engineering—0.1%
AECOM	1,396	41,503	(a)
Aegion Corp.	697	13,292	(a)
Ameresco Inc., Class A	412	2,167	(a)
Argan Inc.	270	15,981
Comfort Systems USA Inc.	742	21,748
Dycom Industries Inc.	894	73,111	(a)
EMCOR Group Inc.	1,733	103,321
Fluor Corp.	6,133	314,746
Granite Construction Inc.	1,149	57,151
Great Lakes Dredge & Dock Corp.	1,192	4,172	(a)
HC2 Holdings Inc.	645	3,515	(a)
IES Holdings Inc.	156	2,775	(a)
Jacobs Engineering Group Inc.	5,490	283,943	(a)

KBR Inc.	1,291	19,533
Layne Christensen Co.	358	3,047	(a)
MasTec Inc.	1,327	39,465	(a)
MYR Group Inc.	279	8,398	(a)
NV5 Global Inc.	147	4,750	(a)
Orion Group Holdings Inc.	546	3,740	(a)
Primoris Services Corp.	807	16,624
Quanta Services Inc.	6,828	191,116	(a)
Tutor Perini Corp.	755	16,210	(a)
Valmont Industries Inc.	205	27,587
		1,267,895
Construction Machinery & Heavy Trucks—0.2%
Alamo Group Inc.	188	12,387
American Railcar Industries Inc.	157	6,511
Astec Industries Inc.	387	23,170
Blue Bird Corp.	119	1,739	(a)
Caterpillar Inc.	26,315	2,335,982
Cummins Inc.	7,014	898,844
Douglas Dynamics Inc.	446	14,245
Federal Signal Corp.	1,207	16,005
FreightCar America Inc.	248	3,566
Joy Global Inc.	2,863	79,420
Meritor Inc.	1,624	18,075	(a)
Miller Industries Inc.	220	5,014
Navistar International Corp.	996	22,798	(a)
Oshkosh Corp.	666	37,296
PACCAR Inc.	15,847	931,487
Supreme Industries Inc., Class A	262	5,057
Terex Corp.	978	24,851
The Greenbrier Companies Inc.	523	18,462
The Manitowoc Company Inc.	2,546	12,195
Trinity Industries Inc.	1,383	33,441
Wabash National Corp.	1,298	18,483	(a)
Wabtec Corp.	815	66,545
		4,585,573
Construction Materials—0.1%
Eagle Materials Inc.	439	33,935
Headwaters Inc.	1,457	24,652	(a)
Martin Marietta Materials Inc.	2,855	511,359
Summit Materials Inc., Class A	1,494	27,714	(a)
United States Lime & Minerals Inc.	38	2,508
US Concrete Inc.	286	13,175	(a)
Vulcan Materials Co.	5,976	679,650
		1,292,993
Consumer Electronics—0.0%*
GoPro Inc., Class A	2,032	33,894	(a)
Harman International Industries Inc.	3,153	266,271
Universal Electronics Inc.	282	20,997	(a)
ZAGG Inc.	571	4,625	(a)
		325,787
Consumer Finance—0.3%
American Express Co.	35,085	2,246,843
Capital One Financial Corp.	22,875	1,643,111
Discover Financial Services	18,382	1,039,502
Encore Capital Group Inc.	477	10,723	(a)
Enova International Inc.	538	5,208	(a)
Ezcorp Inc., Class A	1,014	11,215	(a)

FirstCash Inc.	953	44,867
Green Dot Corp., Class A	854	19,693	(a)
LendingClub Corp.	6,614	40,875	(a)
Navient Corp.	14,329	207,341
Nelnet Inc., Class A	401	16,188
PRA Group Inc.	926	31,984	(a)
Regional Management Corp.	214	4,633	(a)
SLM Corp.	3,857	28,812	(a)
Synchrony Financial	35,821	1,002,988
World Acceptance Corp.	123	6,032	(a)
		6,360,015
Copper—0.0%*
Freeport-McMoRan Inc.	55,248	599,993
Southern Copper Corp.	3,979	104,648
		704,641
Data Processing & Outsourced Services—0.9%
ALJ Regional Holdings Inc.	363	1,706	(a)
Alliance Data Systems Corp.	2,659	570,435	(a)
Automatic Data Processing Inc.	20,621	1,818,772
Blackhawk Network Holdings Inc.	1,099	33,157	(a)
Broadridge Financial Solutions Inc.	1,070	72,535
Cardtronics PLC, Class A	903	40,274	(a)
Cass Information Systems Inc.	216	12,236
Convergys Corp.	2,640	80,309
CoreLogic Inc.	804	31,533	(a)
CSG Systems International Inc.	638	26,369
DST Systems Inc.	295	34,786
ExlService Holdings Inc.	647	32,247	(a)
Fidelity National Information Services Inc.	14,810	1,140,814
Fiserv Inc.	9,943	989,030	(a)
Global Payments Inc.	6,903	529,874
Information Services Group Inc.	600	2,394	(a)
Jack Henry & Associates Inc.	711	60,826
Mastercard Inc., Class A	43,352	4,411,933
MAXIMUS Inc.	1,871	105,824
MoneyGram International Inc.	597	4,239	(a)
NeuStar Inc., Class A	1,259	33,477	(a)
Paychex Inc.	14,462	836,916
PayPal Holdings Inc.	50,713	2,077,712	(a)
Planet Payment Inc.	840	3,116	(a)
Sykes Enterprises Inc.	767	21,576	(a)
Syntel Inc.	641	26,864	(a)
TeleTech Holdings Inc.	320	9,277
The Western Union Co.	21,645	450,649
Total System Services Inc.	7,481	352,729
Visa Inc., Class A	85,277	7,052,408
WEX Inc.	346	37,399	(a)
Xerox Corp.	38,471	389,711
		21,291,127
Department Stores—0.1%
JC Penney Company Inc.	2,770	25,539	(a)
Kohl’s Corp.	8,118	355,162
Macy’s Inc.	13,975	517,774
Nordstrom Inc.	5,254	272,578
Sears Holdings Corp.	223	2,556	(a)
		1,173,609

Distillers & Vintners—0.1%
Brown-Forman Corp., Class B	8,246	391,190
Constellation Brands Inc., Class A	8,008	1,333,252
MGP Ingredients Inc.	249	10,090
		1,734,532
Distributors—0.1%
Core-Mark Holding Company Inc.	911	32,614
Genuine Parts Co.	6,737	676,732
LKQ Corp.	14,050	498,213	(a)
Pool Corp.	379	35,823
Weyco Group Inc.	129	3,466
		1,246,848
Diversified Banks—1.6%
Bank of America Corp.	461,319	7,219,642
Citigroup Inc.	131,253	6,199,079
Comerica Inc.	7,704	364,553
JPMorgan Chase & Co.	163,258	10,871,350
U.S. Bancorp	72,931	3,128,011
Wells Fargo & Co.	205,306	9,090,950
		36,873,585
Diversified Chemicals—0.2%
Eastman Chemical Co.	6,568	444,522
EI du Pont de Nemours & Co.	39,413	2,639,489
LSB Industries Inc.	420	3,603	(a)
The Chemours Co.	3,607	57,712
The Dow Chemical Co.	50,942	2,640,324
		5,785,650
Diversified Metals & Mining—0.0%*
Compass Minerals International Inc.	303	22,331
Materion Corp.	401	12,315
		34,646
Diversified Real Estate Activities—0.0%*
Alexander & Baldwin Inc.	1,351	51,905
Consolidated-Tomoka Land Co.	80	4,095
RMR Group Inc. Class A	135	5,122
Tejon Ranch Co.	280	6,810	(a)
The St Joe Co.	1,006	18,490	(a)
		86,422
Diversified REITs—0.0%*
American Assets Trust Inc.	777	33,706
Armada Hoffler Properties Inc.	631	8,455
First Potomac Realty Trust	1,172	10,724
Gladstone Commercial Corp.	448	8,346
Global Net Lease Inc.	3,440	28,071
Gramercy Property Trust	8,475	81,699
Investors Real Estate Trust	2,456	14,613
iStar Inc.	1,451	15,569	(a)
Lexington Realty Trust	4,634	47,730
Liberty Property Trust	1,327	53,545
One Liberty Properties Inc.	265	6,402
PS Business Parks Inc.	392	44,520
RAIT Financial Trust	1,861	6,290
Select Income REIT	1,267	34,082
Washington Real Estate Investment Trust	1,469	45,715
Whitestone REIT	546	7,579
		447,046

Diversified Support Services—0.0%*
Cintas Corp.	3,869	435,649
Copart Inc.	881	47,186	(a)
G&K Services Inc., Class A	391	37,337
Healthcare Services Group Inc.	1,406	55,650
Matthews International Corp., Class A	637	38,704
McGrath RentCorp.	471	14,935
Mobile Mini Inc.	888	26,818
UniFirst Corp.	302	39,822
Viad Corp.	397	14,637
VSE Corp.	166	5,642
		716,380
Drug Retail—0.3%
CVS Health Corp.	48,188	4,288,250
Walgreens Boots Alliance Inc.	38,653	3,116,205
		7,404,455
Education Services—0.0%*
American Public Education Inc.	312	6,181	(a)
Apollo Education Group Inc.	1,717	13,650	(a)
Bridgepoint Education Inc.	363	2,494	(a)
Bright Horizons Family Solutions Inc.	876	58,596	(a)
Cambium Learning Group Inc.	198	1,075	(a)
Capella Education Co.	228	13,233
Career Education Corp.	1,342	9,112	(a)
Chegg Inc.	1,625	11,521	(a)
DeVry Education Group Inc.	1,715	39,548
Graham Holdings Co., Class B	42	20,217
Grand Canyon Education Inc.	899	36,311	(a)
Houghton Mifflin Harcourt Co.	2,485	33,324	(a)
K12 Inc.	679	9,744	(a)
Strayer Education Inc.	212	9,896	(a)
		264,902
Electric Utilities—0.8%
ALLETE Inc.	995	59,322
Alliant Energy Corp.	10,471	401,144
American Electric Power Company Inc.	22,232	1,427,517
Duke Energy Corp.	31,144	2,492,766
Edison International	14,728	1,064,098
El Paso Electric Co.	808	37,790
Entergy Corp.	7,994	613,380
Eversource Energy	14,333	776,562
Exelon Corp.	41,716	1,388,726
FirstEnergy Corp.	19,022	629,248
Genie Energy Ltd., Class B	237	1,398	(a)
Great Plains Energy Inc.	1,876	51,196
Hawaiian Electric Industries Inc.	974	29,074
IDACORP Inc.	1,445	113,114
MGE Energy Inc.	700	39,557
NextEra Energy Inc.	21,111	2,582,297
OGE Energy Corp.	1,811	57,264
Otter Tail Corp.	758	26,219
PG&E Corp.	22,535	1,378,466
Pinnacle West Capital Corp.	5,026	381,926
PNM Resources Inc.	2,314	75,714
Portland General Electric Co.	1,793	76,364
PPL Corp.	30,837	1,066,035
Spark Energy Inc., Class A	99	2,884

The Empire District Electric Co.	883	30,146
The Southern Co.	44,236	2,269,307
Westar Energy Inc.	1,283	72,810
Xcel Energy Inc.	23,033	947,577
		18,091,901
Electrical Components & Equipment—0.2%
Acuity Brands Inc.	1,966	520,204
Allied Motion Technologies Inc.	124	2,345
American Superconductor Corp.	226	1,584	(a)
AMETEK Inc.	10,523	502,789
Atkore International Group Inc.	242	4,535	(a)
Eaton Corporation PLC	20,555	1,350,669
Emerson Electric Co.	29,095	1,585,968
Encore Wire Corp.	404	14,855
Energous Corp.	298	5,844	(a)
EnerSys	1,236	85,519
FuelCell Energy Inc.	559	3,030	(a)
Generac Holdings Inc.	1,309	47,517	(a)
General Cable Corp.	976	14,620
Hubbell Inc.	467	50,314
LSI Industries Inc.	481	5,402
Plug Power Inc.	3,634	6,214	(a)
Powell Industries Inc.	173	6,929
Preformed Line Products Co.	47	1,982
Regal Beloit Corp.	403	23,974
Rockwell Automation Inc.	5,849	715,567
Sunrun Inc.	1,262	7,951	(a)
Thermon Group Holdings Inc.	642	12,679	(a)
Vicor Corp.	332	3,851	(a)
		4,974,342
Electronic Components—0.1%
Amphenol Corp., Class A	13,908	902,907
AVX Corp.	927	12,783
Belden Inc.	1,220	84,168
Corning Inc.	46,863	1,108,310
DTS Inc.	349	14,847
II-VI Inc.	1,190	28,953	(a)
InvenSense Inc.	1,655	12,280	(a)
Knowles Corp.	2,565	36,038	(a)
Littelfuse Inc.	442	56,934
Rogers Corp.	361	22,050	(a)
Universal Display Corp.	831	46,129	(a)
Vishay Intertechnology Inc.	3,924	55,289
		2,380,688
Electronic Equipment & Instruments—0.0%*
Badger Meter Inc.	562	18,833
Cognex Corp.	774	40,914
Coherent Inc.	484	53,501	(a)
Control4 Corp.	403	4,949	(a)
Daktronics Inc.	742	7,079
Electro Scientific Industries Inc.	523	2,950	(a)
FARO Technologies Inc.	333	11,971	(a)
FLIR Systems Inc.	6,385	200,617
Itron Inc.	667	37,192	(a)
Keysight Technologies Inc.	1,537	48,707	(a)
Mesa Laboratories Inc.	60	6,862
MTS Systems Corp.	335	15,420

National Instruments Corp.	953	27,065
Novanta Inc.	630	10,930	(a)
OSI Systems Inc.	349	22,818	(a)
Rofin-Sinar Technologies Inc.	540	17,377	(a)
VeriFone Systems Inc.	1,004	15,803	(a)
Vishay Precision Group Inc.	239	3,831	(a)
Zebra Technologies Corp., Class A	479	33,343	(a)
		580,162
Electronic Manufacturing Services—0.0%*
Benchmark Electronics Inc.	987	24,626	(a)
CTS Corp.	627	11,662
IPG Photonics Corp.	335	27,587	(a)
Jabil Circuit Inc.	1,736	37,879
Kimball Electronics Inc.	561	7,775	(a)
Maxwell Technologies Inc.	632	3,261	(a)
Methode Electronics Inc.	731	25,563
Park Electrochemical Corp.	391	6,792
Plexus Corp.	665	31,109	(a)
Radisys Corp.	716	3,827	(a)
Sanmina Corp.	1,468	41,794	(a)
Trimble Inc.	2,253	64,346	(a)
TTM Technologies Inc.	1,448	16,580	(a)
		302,801
Environmental & Facilities Services—0.1%
ABM Industries Inc.	1,115	44,265
Aqua Metals Inc.	218	1,931	(a)
Casella Waste Systems Inc., Class A	768	7,910	(a)
CECO Environmental Corp.	591	6,666
Clean Harbors Inc.	470	22,551	(a)
Heritage-Crystal Clean Inc.	258	3,426	(a)
Republic Services Inc.	10,646	537,091
Rollins Inc.	867	25,386
SP Plus Corp.	343	8,771	(a)
Stericycle Inc.	3,842	307,898	(a)
Team Inc.	581	19,005	(a)
Tetra Tech Inc.	1,157	41,039
TRC Companies Inc.	375	3,251	(a)
US Ecology Inc.	437	19,595
Waste Management Inc.	18,479	1,178,221
		2,227,006
Fertilizers & Agricultural Chemicals—0.1%
AgroFresh Solutions Inc.	436	2,306	(a)
American Vanguard Corp.	568	9,122
CF Industries Holdings Inc.	10,539	256,625
FMC Corp.	6,166	298,065
Monsanto Co.	19,781	2,021,618
The Mosaic Co.	15,737	384,927
The Scotts Miracle-Gro Co., Class A	411	34,224
		3,006,887
Financial Exchanges & Data—0.3%
CBOE Holdings Inc.	735	47,665
CME Group Inc.	15,259	1,594,871
FactSet Research Systems Inc.	368	59,653
Intercontinental Exchange Inc.	5,386	1,450,773
MarketAxess Holdings Inc.	340	56,301
Moody’s Corp.	7,562	818,813

MSCI Inc.	855	71,769
Nasdaq Inc.	5,160	348,506
S&P Global Inc.	11,908	1,507,076
		5,955,427
Food Distributors—0.1%
Performance Food Group Co.	746	18,501	(a)
SpartanNash Co.	737	21,314
Sysco Corp.	23,077	1,131,004
The Andersons Inc.	537	19,429
The Chefs’ Warehouse Inc.	390	4,344	(a)
United Natural Foods Inc.	1,455	58,258	(a)
		1,252,850
Food Retail—0.1%
Casey’s General Stores Inc.	356	42,773
Ingles Markets Inc., Class A	277	10,953
Natural Grocers by Vitamin Cottage Inc.	188	2,098	(a)
Smart & Final Stores Inc.	456	5,823	(a)
Sprouts Farmers Market Inc.	1,259	25,998	(a)
SUPERVALU Inc.	5,348	26,687	(a)
The Kroger Co.	42,768	1,269,354
Village Super Market Inc., Class A	143	4,578
Weis Markets Inc.	188	9,964
Whole Foods Market Inc.	14,303	405,490
		1,803,718
Footwear—0.1%
Crocs Inc.	1,482	12,301	(a)
Deckers Outdoor Corp.	922	54,905	(a)
NIKE Inc., Class B	60,972	3,210,176
Skechers U.S.A. Inc., Class A	1,201	27,503	(a)
Steven Madden Ltd.	1,233	42,612	(a)
Wolverine World Wide Inc.	1,891	43,550
		3,391,047
Forest Products—0.0%*
Boise Cascade Co.	785	19,939	(a)
Deltic Timber Corp.	211	14,291
Louisiana-Pacific Corp.	4,182	78,747	(a)
		112,977
Gas Utilities—0.0%*
Atmos Energy Corp.	936	69,704
Chesapeake Utilities Corp.	295	18,013
Delta Natural Gas Company Inc.	140	3,339
National Fuel Gas Co.	768	41,526
New Jersey Resources Corp.	2,435	80,014
Northwest Natural Gas Co.	543	32,640
ONE Gas Inc.	1,512	93,502
South Jersey Industries Inc.	1,601	47,309
Southwest Gas Corp.	1,350	94,311
Spire Inc.	892	56,856
UGI Corp.	1,567	70,891
WGL Holdings Inc.	1,472	92,294
		700,399
General Merchandise Stores—0.2%
Big Lots Inc.	1,272	60,738
Dollar General Corp.	11,716	820,003
Dollar Tree Inc.	10,648	840,447	(a)
Fred’s Inc., Class A	706	6,396

Ollie’s Bargain Outlet Holdings Inc.	405	10,615	(a)
Target Corp.	25,990	1,784,993
Tuesday Morning Corp.	903	5,400	(a)
		3,528,592
Gold—0.0%*
Gold Resource Corp.	1,024	7,598
Newmont Mining Corp.	23,925	940,013
Royal Gold Inc.	589	45,607
		993,218
Health Care REITs—0.2%
Care Capital Properties Inc.	764	21,774
CareTrust REIT Inc.	1,163	17,189
Community Healthcare Trust Inc.	257	5,633
HCP Inc.	21,138	802,187
Healthcare Realty Trust Inc.	3,273	111,478
LTC Properties Inc.	754	39,201
Medical Properties Trust Inc.	7,416	109,534
National Health Investors Inc.	745	58,468
New Senior Investment Group Inc.	1,540	17,772
Omega Healthcare Investors Inc.	1,747	61,931
Physicians Realty Trust	2,712	58,417
Sabra Health Care REIT Inc.	1,300	32,734
Senior Housing Properties Trust	2,148	48,781
Universal Health Realty Income Trust REIT	248	15,629
Ventas Inc.	15,878	1,121,463
Welltower Inc.	16,179	1,209,704
		3,731,895
Healthcare Distributors—0.2%
Aceto Corp.	584	11,090
AmerisourceBergen Corp.	8,250	666,435
Cardinal Health Inc.	14,402	1,119,035
Henry Schein Inc.	3,709	604,493	(a)
McKesson Corp.	10,203	1,701,350
Owens & Minor Inc.	1,808	62,792
Patterson Companies Inc.	3,915	179,855
PharMerica Corp.	593	16,646	(a)
		4,361,696
Healthcare Equipment—0.8%
Abaxis Inc.	440	22,713
Abbott Laboratories	66,471	2,811,059
ABIOMED Inc.	362	46,546	(a)
Accuray Inc.	1,606	10,230	(a)
Analogic Corp.	249	22,061
AngioDynamics Inc.	538	9,437	(a)
AtriCure Inc.	633	10,014	(a)
Avinger Inc.	360	1,717	(a)
AxoGen Inc.	476	4,298	(a)
Baxter International Inc.	22,133	1,053,531
Becton Dickinson and Co.	9,625	1,729,901
Boston Scientific Corp.	61,218	1,456,988	(a)
Cantel Medical Corp.	717	55,912
Cardiovascular Systems Inc.	641	15,217	(a)
ConforMIS Inc.	723	7,172	(a)
CONMED Corp.	553	22,153
Corindus Vascular Robotics Inc.	922	1,023	(a)
CR Bard Inc.	3,321	744,834
CryoLife Inc.	638	11,210

Cutera Inc.	215	2,563	(a)
Cynosure Inc., Class A	475	24,197	(a)
Danaher Corp.	27,470	2,153,373
Edwards Lifesciences Corp.	9,623	1,160,149	(a)
Entellus Medical Inc.	169	3,748	(a)
Exactech Inc.	209	5,649	(a)
GenMark Diagnostics Inc.	807	9,523	(a)
Glaukos Corp.	336	12,681	(a)
Globus Medical Inc., Class A	1,406	31,734	(a)
Hill-Rom Holdings Inc.	539	33,407
Hologic Inc.	12,541	486,967	(a)
IDEXX Laboratories Inc.	810	91,311	(a)
Inogen Inc.	326	19,527	(a)
Insulet Corp.	1,154	47,245	(a)
Integer Holdings Corp.	613	13,296	(a)
Integra LifeSciences Holdings Corp.	603	49,778	(a)
Intuitive Surgical Inc.	1,739	1,260,479	(a)
Invacare Corp.	640	7,149
InVivo Therapeutics Holdings Corp.	656	4,461	(a)
iRadimed Corp.	88	1,495	(a)
IRIDEX Corp.	151	2,188	(a)
K2M Group Holdings Inc.	519	9,228	(a)
LeMaitre Vascular Inc.	275	5,456
Masimo Corp.	817	48,603	(a)
Natus Medical Inc.	652	25,617	(a)
Nevro Corp.	481	50,212	(a)
NuVasive Inc.	1,446	96,390	(a)
NxStage Medical Inc.	1,275	31,862	(a)
Orthofix International N.V.	349	14,927	(a)
Penumbra Inc.	511	38,831	(a)
ResMed Inc.	1,273	82,478
Rockwell Medical Inc.	970	6,499	(a)
Second Sight Medical Products Inc.	191	672	(a)
St Jude Medical Inc.	12,817	1,022,284
Stryker Corp.	14,119	1,643,593
SurModics Inc.	261	7,854	(a)
Tandem Diabetes Care Inc.	374	2,865	(a)
Teleflex Inc.	398	66,884
TransEnterix Inc.	1,481	2,503	(a)
Varian Medical Systems Inc.	4,263	424,296	(a)
Veracyte Inc.	223	1,697	(a)
Zeltiq Aesthetics Inc.	711	27,885	(a)
Zimmer Biomet Holdings Inc.	9,043	1,175,771
		18,243,343
Healthcare Facilities—0.1%
AAC Holdings Inc.	202	3,513	(a)
Amsurg Corp.	495	33,190	(a)
Capital Senior Living Corp.	563	9,458	(a)
Community Health Systems Inc.	3,232	37,297	(a)
Genesis Healthcare Inc.	651	1,738	(a)
HCA Holdings Inc.	13,345	1,009,282	(a)
HealthSouth Corp.	1,777	72,093
Kindred Healthcare Inc.	1,691	17,282
LifePoint Health Inc.	388	22,981	(a)
National HealthCare Corp.	223	14,716
Quorum Health Corp.	595	3,731	(a)
Select Medical Holdings Corp.	2,144	28,944	(a)

Surgery Partners Inc.	372	7,529	(a)
Surgical Care Affiliates Inc.	535	26,087	(a)
Tenet Healthcare Corp.	720	16,315	(a)
The Ensign Group Inc.	957	19,265
Universal Health Services Inc., Class B	4,049	498,918
US Physical Therapy Inc.	243	15,236
VCA Inc.	731	51,155	(a)
		1,888,730
Healthcare Services—0.2%
Addus HomeCare Corp.	151	3,950	(a)
Adeptus Health Inc., Class A	264	11,365	(a)
Air Methods Corp.	713	22,452	(a)
Almost Family Inc.	161	5,920	(a)
Amedisys Inc.	559	26,519	(a)
American Renal Associates Holdings Inc.	175	3,197	(a)
AMN Healthcare Services Inc.	949	30,245	(a)
BioScrip Inc.	1,987	5,742	(a)
BioTelemetry Inc.	541	10,046	(a)
Chemed Corp.	324	45,707
Civitas Solutions Inc.	301	5,496	(a)
CorVel Corp.	198	7,603	(a)
Cross Country Healthcare Inc.	643	7,575	(a)
DaVita Inc.	7,406	489,314	(a)
Diplomat Pharmacy Inc.	915	25,629	(a)
Express Scripts Holding Co.	28,529	2,012,150	(a)
Healthways Inc.	636	16,829	(a)
Laboratory Corporation of America Holdings	4,624	635,708	(a)
Landauer Inc.	192	8,540
LHC Group Inc.	299	11,027	(a)
MEDNAX Inc.	833	55,186	(a)
National Research Corp., Class A	159	2,590
Quest Diagnostics Inc.	6,352	537,570
RadNet Inc.	744	5,506	(a)
Team Health Holdings Inc.	1,360	44,282	(a)
Teladoc Inc.	418	7,654	(a)
The Providence Service Corp.	257	12,498	(a)
USMD Holdings Inc.	67	1,517	(a)
		4,051,817
Healthcare Supplies—0.1%
Align Technology Inc.	680	63,750	(a)
Anika Therapeutics Inc.	281	13,446	(a)
Atrion Corp.	27	11,518
Cerus Corp.	2,029	12,600	(a)
DENTSPLY SIRONA Inc.	10,534	626,036
Endologix Inc.	1,626	20,813	(a)
Haemonetics Corp.	1,026	37,151	(a)
Halyard Health Inc.	1,359	47,103	(a)
ICU Medical Inc.	294	37,156	(a)
Meridian Bioscience Inc.	841	16,223
Merit Medical Systems Inc.	863	20,962	(a)
Neogen Corp.	728	40,724	(a)
OraSure Technologies Inc.	1,099	8,759	(a)
Quidel Corp.	539	11,907	(a)
RTI Surgical Inc.	1,167	3,653	(a)
Senseonics Holdings Inc.	534	2,083	(a)
STAAR Surgical Co.	816	7,670	(a)
The Cooper Companies Inc.	2,202	394,731

The Spectranetics Corp.	857	21,502	(a)
Utah Medical Products Inc.	69	4,126
Vascular Solutions Inc.	337	16,253	(a)
West Pharmaceutical Services Inc.	662	49,319
		1,467,485
Healthcare Technology—0.0%*
Allscripts Healthcare Solutions Inc.	1,670	21,994	(a)
Castlight Health Inc., Class B	806	3,353	(a)
Cerner Corp.	13,586	838,935	(a)
Computer Programs & Systems Inc.	227	5,916
Cotiviti Holdings Inc.	248	8,315	(a)
Evolent Health Inc. Class A	305	7,509	(a)
HealthStream Inc.	513	14,159	(a)
HMS Holdings Corp.	1,686	37,379	(a)
Medidata Solutions Inc.	1,100	61,336	(a)
Omnicell Inc.	711	27,231	(a)
Press Ganey Holdings Inc.	438	17,695	(a)
Quality Systems Inc.	1,030	11,660
Vocera Communications Inc.	498	8,416	(a)
		1,063,898
Heavy Electrical Equipment—0.0%*
AZZ Inc.	518	33,810
Babcock & Wilcox Enterprises Inc.	919	15,163	(a)
Power Solutions International Inc.	92	943	(a)
		49,916
Home Building—0.1%
Beazer Homes USA Inc.	640	7,462	(a)
CalAtlantic Group Inc.	669	22,371
Cavco Industries Inc.	169	16,740	(a)
Century Communities Inc.	304	6,539	(a)
DR Horton Inc.	15,315	462,513
Green Brick Partners Inc.	472	3,899	(a)
Hovnanian Enterprises Inc., Class A	2,473	4,179	(a)
Installed Building Products Inc.	401	14,384	(a)
KB Home	2,426	39,107
Lennar Corp., Class A	8,391	355,275
LGI Homes Inc.	309	11,384	(a)
M/I Homes Inc.	473	11,149	(a)
MDC Holdings Inc.	796	20,537
Meritage Homes Corp.	766	26,580	(a)
NVR Inc.	33	54,116	(a)
PulteGroup Inc.	13,981	280,179
Taylor Morrison Home Corp., Class A	609	10,718	(a)
The New Home Company Inc.	290	3,094	(a)
Toll Brothers Inc.	1,365	40,759	(a)
TopBuild Corp.	771	25,597	(a)
TRI Pointe Group Inc.	4,312	56,832	(a)
WCI Communities Inc.	437	10,366	(a)
William Lyon Homes, Class A	483	8,960	(a)
		1,492,740
Home Entertainment Software—0.1%
Activision Blizzard Inc.	30,822	1,365,415
Electronic Arts Inc.	13,602	1,161,611	(a)
Rosetta Stone Inc.	383	3,248	(a)
Take-Two Interactive Software Inc.	1,666	75,103	(a)
		2,605,377

Home Furnishing Retail—0.0%*
Aaron’s Inc.	1,906	48,450
Bed Bath & Beyond Inc.	6,980	300,908
Haverty Furniture Companies Inc.	344	6,894
Kirkland’s Inc.	300	3,654	(a)
Pier 1 Imports Inc.	1,653	7,009
Restoration Hardware Holdings Inc.	1,120	38,730	(a)
Select Comfort Corp.	930	20,088	(a)
Williams-Sonoma Inc.	740	37,799
		463,532
Home Furnishings—0.0%*
Bassett Furniture Industries Inc.	206	4,789
Ethan Allen Interiors Inc.	496	15,510
Flexsteel Industries Inc.	129	6,672
Hooker Furniture Corp.	228	5,584
La-Z-Boy Inc.	984	24,167
Leggett & Platt Inc.	6,043	275,440
Mohawk Industries Inc.	2,856	572,171	(a)
Tempur Sealy International Inc.	459	26,044	(a)
		930,377
Home Improvement Retail—0.4%
Lowe’s Companies Inc.	39,536	2,854,895
Lumber Liquidators Holdings Inc.	532	10,464	(a)
Sears Hometown and Outlet Stores Inc.	152	749	(a)
The Home Depot Inc.	55,827	7,183,818
Tile Shop Holdings Inc.	650	10,758	(a)
		10,060,684
Hotel & Resort REITs—0.0%*
Ashford Hospitality Prime Inc.	450	6,345
Ashford Hospitality Trust Inc.	1,574	9,271
Chatham Lodging Trust	758	14,591
Chesapeake Lodging Trust	1,197	27,411
DiamondRock Hospitality Co.	3,897	35,463
FelCor Lodging Trust Inc.	2,755	17,715
Hersha Hospitality Trust	842	15,173
Hospitality Properties Trust	1,482	44,045
Host Hotels & Resorts Inc.	33,769	525,783
LaSalle Hotel Properties	3,102	74,045
Pebblebrook Hotel Trust	1,441	38,331
RLJ Lodging Trust	2,381	50,072
Ryman Hospitality Properties Inc.	872	41,996
Summit Hotel Properties Inc.	1,746	22,977
Sunstone Hotel Investors Inc.	4,236	54,178
Xenia Hotels & Resorts Inc.	2,089	31,711
		1,009,107
Hotels, Resorts & Cruise Lines—0.1%
Carnival Corp.	19,569	955,359
Interval Leisure Group Inc.	2,192	37,637
La Quinta Holdings Inc.	1,712	19,140	(a)
Lindblad Expeditions Holdings Inc.	299	2,691	(a)
Marriott International Inc., Class A	14,452	973,053
Marriott Vacations Worldwide Corp.	432	31,674
Red Lion Hotels Corp.	265	2,210	(a)
Royal Caribbean Cruises Ltd.	7,654	573,667
The Marcus Corp.	370	9,265
Wyndham Worldwide Corp.	4,853	326,752
		2,931,448

Household Appliances—0.0%*
Helen of Troy Ltd.	813	70,056	(a)
iRobot Corp.	538	23,661	(a)
NACCO Industries Inc., Class A	76	5,165
Whirlpool Corp.	3,431	556,371
		655,253
Household Products—0.7%
Central Garden & Pet Co.	194	5,044	(a)
Central Garden & Pet Co., Class A	675	16,740	(a)
Church & Dwight Company Inc.	11,642	557,885
Colgate-Palmolive Co.	40,202	2,980,576
Energizer Holdings Inc.	558	27,878
HRG Group Inc.	2,363	37,099	(a)
Kimberly-Clark Corp.	16,219	2,045,865
Oil-Dri Corporation of America	99	3,726
Orchids Paper Products Co.	181	4,929
The Clorox Co.	5,826	729,299
The Procter & Gamble Co.	120,659	10,829,145
WD-40 Co.	280	31,480
		17,269,666
Housewares & Specialties—0.1%
CSS Industries Inc.	171	4,374
Libbey Inc.	448	7,997
Lifetime Brands Inc.	220	2,961
Newell Brands Inc.	21,794	1,147,672
Tupperware Brands Corp.	456	29,809
		1,192,813
Human Resource & Employment Services—0.0%*
Barrett Business Services Inc.	142	7,045
GP Strategies Corp.	257	6,327	(a)
Heidrick & Struggles International Inc.	371	6,882
Insperity Inc.	314	22,809
Kelly Services Inc., Class A	582	11,186
Kforce Inc.	495	10,143
Korn/Ferry International	1,153	24,213
ManpowerGroup Inc.	620	44,801
On Assignment Inc.	1,019	36,980	(a)
Robert Half International Inc.	5,883	222,730
TriNet Group Inc.	845	18,277	(a)
TrueBlue Inc.	847	19,193	(a)
WageWorks Inc.	730	44,464	(a)
		475,050
Hypermarkets & Super Centers—0.3%
Costco Wholesale Corp.	19,750	3,012,072
PriceSmart Inc.	400	33,504
Wal-Mart Stores Inc.	68,522	4,941,807
		7,987,383
Independent Power Producers & Energy Traders—0.0%*
AES Corp.	29,366	377,353
Atlantic Power Corp.	2,442	6,032
Dynegy Inc.	2,347	29,079	(a)
NRG Energy Inc.	14,724	165,056
NRG Yield Inc., Class A	688	11,228
NRG Yield Inc., Class C	1,294	21,946
Talen Energy Corp.	2,463	34,113	(a)
		644,807

Industrial Conglomerates—0.9%
3M Co.	27,293	4,809,845
Carlisle Companies Inc.	586	60,106
General Electric Co.	405,151	12,000,573	(c)
Honeywell International Inc.	34,399	4,010,579
Raven Industries Inc.	731	16,835
Roper Technologies Inc.	4,557	831,516
		21,729,454
Industrial Gases—0.1%
Air Products & Chemicals Inc.	9,787	1,471,378
Praxair Inc.	12,826	1,549,765
		3,021,143
Industrial Machinery—0.3%
Actuant Corp., Class A	1,179	27,400
Albany International Corp., Class A	573	24,284
Altra Industrial Motion Corp.	505	14,630
Barnes Group Inc.	1,007	40,834
Briggs & Stratton Corp.	853	15,908
Chart Industries Inc.	612	20,092	(a)
CIRCOR International Inc.	331	19,714
CLARCOR Inc.	1,391	90,415
Columbus McKinnon Corp.	393	7,011
Crane Co.	447	28,165
Donaldson Company Inc.	1,202	44,871
Dover Corp.	6,913	509,073
Dynamic Materials Corp.	281	2,995
Energy Recovery Inc.	693	11,074	(a)
EnPro Industries Inc.	433	24,603
ESCO Technologies Inc.	507	23,535
Flowserve Corp.	5,891	284,182
Fortive Corp.	13,726	698,653
Franklin Electric Company Inc.	922	37,535
Gencor Industries Inc.	118	1,414	(a)
Global Brass & Copper Holdings Inc.	420	12,134
Graco Inc.	506	37,444
Graham Corp.	195	3,725
Hardinge Inc.	228	2,538
Harsco Corp.	1,636	16,245
Hillenbrand Inc.	1,182	37,399
Hurco Companies Inc.	128	3,593
Hyster-Yale Materials Handling Inc.	189	11,365
IDEX Corp.	689	64,470
Illinois Tool Works Inc.	14,441	1,730,609
Ingersoll-Rand PLC	11,677	793,335
ITT Inc.	814	29,174
John Bean Technologies Corp.	583	41,131
Kadant Inc.	215	11,204
Kennametal Inc.	2,254	65,411
Lincoln Electric Holdings Inc.	569	35,631
Lydall Inc.	332	16,975	(a)
Milacron Holdings Corp.	292	4,660	(a)
Mueller Industries Inc.	1,132	36,699
Mueller Water Products Inc., Class A	3,126	39,231
NN Inc.	530	9,673
Nordson Corp.	481	47,922
Omega Flex Inc.	58	2,236
Parker-Hannifin Corp.	6,095	765,105

Proto Labs Inc.	495	29,655	(a)
RBC Bearings Inc.	452	34,569	(a)
Rexnord Corp.	1,661	35,562	(a)
Snap-on Inc.	2,626	399,047
SPX Corp.	833	16,777	(a)
SPX FLOW Inc.	707	21,860	(a)
Standex International Corp.	254	23,589
Stanley Black & Decker Inc.	6,801	836,387
Sun Hydraulics Corp.	469	15,135
Tennant Co.	352	22,810
The ExOne Co.	197	2,998	(a)
The Gorman-Rupp Co.	355	9,092
The Timken Co.	636	22,349
TriMas Corp.	902	16,786	(a)
Watts Water Technologies Inc., Class A	554	35,921
Woodward Inc.	1,556	97,219
Xylem Inc.	8,099	424,793
		7,788,846
Industrial REITs—0.1%
DCT Industrial Trust Inc.	815	39,568
Duke Realty Corp.	3,169	86,609
EastGroup Properties Inc.	631	46,417
First Industrial Realty Trust Inc.	3,383	95,468
Monmouth Real Estate Investment Corp., Class A	1,271	18,137
Prologis Inc. REIT	23,906	1,279,927
Rexford Industrial Realty Inc.	1,314	30,078
STAG Industrial Inc.	1,381	33,848
Terreno Realty Corp.	877	24,126
		1,654,178
Insurance Brokers—0.1%
Arthur J Gallagher & Co.	8,123	413,217
Brown & Brown Inc.	1,038	39,143
Crawford & Co., Class B	241	2,735
eHealth Inc.	364	4,080	(a)
Marsh & McLennan Companies Inc.	23,458	1,577,551
Patriot National Inc.	265	2,388	(a)
		2,039,114
Integrated Oil & Gas—1.2%
Chevron Corp.	85,298	8,778,870
Exxon Mobil Corp.	187,467	16,362,120
Occidental Petroleum Corp.	34,454	2,512,386
		27,653,376
Integrated Telecommunication Services—0.9%
AT&T Inc.	278,057	11,291,895
ATN International Inc.	208	13,528
CenturyLink Inc.	24,509	672,282
Cincinnati Bell Inc.	4,225	17,238	(a)
Consolidated Communications Holdings Inc.	991	25,013
Fairpoint Communications Inc.	425	6,388	(a)
Frontier Communications Corp.	53,029	220,601
General Communication Inc., Class A	574	7,892	(a)
Hawaiian Telcom Holdco Inc.	118	2,642	(a)
IDT Corp., Class B	352	6,068
Verizon Communications Inc.	184,250	9,577,315
Windstream Holdings Inc.	1,914	19,236
		21,860,098

Internet & Direct Marketing Retail—0.9%
1-800-Flowers.com Inc., Class A	522	4,787	(a)
Amazon.com Inc.	17,785	14,891,558	(a)
Blue Nile Inc.	222	7,641
Duluth Holdings Inc.	194	5,143	(a)
Etsy Inc.	2,111	30,145	(a)
Expedia Inc.	5,447	635,774
FTD Companies Inc.	345	7,097	(a)
Gaia Inc.	99	713	(a)
HSN Inc.	913	36,337
Lands’ End Inc.	298	4,321	(a)
Liberty TripAdvisor Holdings Inc., Class A	1,456	31,814	(a)
Netflix Inc.	19,298	1,901,818	(a)
Nutrisystem Inc.	586	17,398
Overstock.com Inc.	264	4,044	(a)
PetMed Express Inc.	401	8,132
Shutterfly Inc.	691	30,846	(a)
The Priceline Group Inc.	2,244	3,302,024	(a)
TripAdvisor Inc.	5,284	333,843	(a)
Wayfair Inc., Class A	632	24,882	(a)
		21,278,317
Internet Software & Services—1.7%
2U Inc.	734	28,105	(a)
Actua Corp.	721	9,337	(a)
Akamai Technologies Inc.	7,839	415,389	(a)
Alarm.com Holdings Inc.	205	5,916	(a)
Alphabet Inc., Class A	13,326	10,714,903	(a)
Alphabet Inc., Class C	13,355	10,380,708	(a)
Amber Road Inc.	359	3,464	(a)
Angie’s List Inc.	803	7,958	(a)
Apigee Corp.	305	5,307	(a)
Appfolio Inc. Class A	150	2,916	(a)
Autobytel Inc.	177	3,151	(a)
Bankrate Inc.	956	8,107	(a)
Bazaarvoice Inc.	1,658	9,799	(a)
Benefitfocus Inc.	257	10,259	(a)
Blucora Inc.	787	8,814	(a)
Box Inc., Class A	988	15,571	(a)
Brightcove Inc.	606	7,908	(a)
Carbonite Inc.	361	5,545	(a)
Care.com Inc.	232	2,311	(a)
ChannelAdvisor Corp.	467	6,038	(a)
comScore Inc.	1,365	41,851	(a)
Cornerstone OnDemand Inc.	1,007	46,272	(a)
Cvent Inc.	605	19,184	(a)
DHI Group Inc.	1,018	8,032	(a)
EarthLink Holdings Corp.	2,113	13,101
eBay Inc.	47,314	1,556,631	(a)
Endurance International Group Holdings Inc.	1,207	10,561	(a)
Envestnet Inc.	831	30,290	(a)
Everyday Health Inc.	575	4,422	(a)
Facebook Inc., Class A	104,962	13,463,476	(a)
Five9 Inc.	659	10,333	(a)
Gogo Inc.	1,134	12,519	(a)
GrubHub Inc.	1,603	68,913	(a)
GTT Communications Inc.	527	12,400	(a)
Hortonworks Inc.	811	6,772	(a)

inContact Inc.	1,179	16,482	(a)
Instructure Inc.	210	5,328	(a)
IntraLinks Holdings Inc.	839	8,440	(a)
j2 Global Inc.	1,377	91,722
Limelight Networks Inc.	1,267	2,369	(a)
Liquidity Services Inc.	496	5,575	(a)
LivePerson Inc.	1,079	9,074	(a)
LogMeIn Inc.	504	45,557
Marchex Inc., Class B	661	1,831	(a)
MeetMe Inc.	837	5,189	(a)
MINDBODY Inc., Class A	288	5,662	(a)
Monster Worldwide Inc.	1,783	6,437	(a)
New Relic Inc.	440	16,861	(a)
NIC Inc.	1,271	29,868
Numerex Corp., Class A	256	1,992	(a)
Q2 Holdings Inc.	511	14,645	(a)
QuinStreet Inc.	753	2,274	(a)
Quotient Technology Inc.	1,287	17,130	(a)
Rackspace Hosting Inc.	962	30,486	(a)
RealNetworks Inc.	415	1,851	(a)
Reis Inc.	170	3,478
RetailMeNot Inc.	784	7,754	(a)
Rightside Group Ltd.	226	2,057	(a)
Shutterstock Inc.	381	24,270	(a)
SPS Commerce Inc.	331	24,299	(a)
Stamps.com Inc.	324	30,621	(a)
TechTarget Inc.	214	1,725	(a)
TrueCar Inc.	1,096	10,346	(a)
VeriSign Inc.	4,252	332,676	(a)
Web.com Group Inc.	852	14,714	(a)
WebMD Health Corp.	1,099	54,620	(a)
Xactly Corp.	455	6,698	(a)
XO Group Inc.	509	9,839	(a)
Yahoo! Inc.	39,576	1,705,726	(a)
		39,503,859
Investment Banking & Brokerage—0.3%
B. Riley Financial Inc.	155	2,071
BGC Partners Inc., Class A	4,253	37,214
Cowen Group Inc., Class A	2,124	7,710	(a)
E*TRADE Financial Corp.	12,625	367,640	(a)
Evercore Partners Inc., Class A	764	39,354
GAIN Capital Holdings Inc.	758	4,684
Greenhill & Company Inc.	545	12,846
Houlihan Lokey Inc.	263	6,588
INTL. FCStone Inc.	288	11,189	(a)
Investment Technology Group Inc.	683	11,706
KCG Holdings Inc., Class A	1,010	15,685	(a)
Ladenburg Thalmann Financial Services Inc.	2,143	4,950	(a)
Moelis & Co., Class A	379	10,191
Morgan Stanley	66,561	2,133,946
Oppenheimer Holdings Inc., Class A	223	3,187
Piper Jaffray Cos.	281	13,572	(a)
PJT Partners Inc., Class A	359	9,790
Raymond James Financial Inc.	1,139	66,301
Stifel Financial Corp.	1,851	71,171	(a)
The Charles Schwab Corp.	54,153	1,709,610
The Goldman Sachs Group Inc.	17,047	2,749,170
Virtu Financial Inc., Class A	539	8,069
		7,296,644

IT Consulting & Other Services—0.4%
Acxiom Corp.	2,247	59,883	(a)
CACI International Inc., Class A	486	49,037	(a)
Cognizant Technology Solutions Corp., Class A	27,302	1,302,578	(a)
Computer Sciences Corp.	1,273	66,463
CSRA Inc.	6,614	177,917
Datalink Corp.	390	4,138	(a)
EPAM Systems Inc.	966	66,953	(a)
Forrester Research Inc.	194	7,547
Gartner Inc.	746	65,984	(a)
International Business Machines Corp.	39,317	6,245,505
Leidos Holdings Inc.	1,284	55,572
Lionbridge Technologies Inc.	1,138	5,690	(a)
ManTech International Corp., Class A	493	18,581
NCI Inc., Class A	105	1,215
Perficient Inc.	706	14,226	(a)
PFSweb Inc.	271	2,420	(a)
Science Applications International Corp.	1,249	86,643
ServiceSource International Inc.	1,215	5,929	(a)
Teradata Corp.	5,896	182,776	(a)
The Hackett Group Inc.	447	7,384
Unisys Corp.	1,013	9,867	(a)
Virtusa Corp.	553	13,648	(a)
		8,449,956
Leisure Facilities—0.0%*
ClubCorp Holdings Inc.	1,297	18,768
International Speedway Corp., Class A	759	25,366
Intrawest Resorts Holdings Inc.	321	5,207	(a)
Planet Fitness Inc., Class A	350	7,024	(a)
SeaWorld Entertainment Inc.	1,348	18,171
Speedway Motorsports Inc.	234	4,179
		78,715
Leisure Products—0.1%
Arctic Cat Inc.	268	4,152
Brunswick Corp.	816	39,805
Callaway Golf Co.	1,895	22,001
Escalade Inc.	203	2,590
Hasbro Inc.	5,103	404,821
JAKKS Pacific Inc.	275	2,376	(a)
Johnson Outdoors Inc., Class A	98	3,564
Malibu Boats Inc., Class A	367	5,468	(a)
Marine Products Corp.	226	2,027
Mattel Inc.	15,399	466,282
MCBC Holdings Inc.	148	1,687
Nautilus Inc.	617	14,018	(a)
Polaris Industries Inc.	539	41,740
Smith & Wesson Holding Corp.	1,099	29,223	(a)
Sturm Ruger & Company Inc.	374	21,602
Vista Outdoor Inc.	542	21,604	(a)
		1,082,960
Life & Health Insurance—0.3%
Aflac Inc.	18,515	1,330,673
American Equity Investment Life Holding Co.	1,611	28,563
Citizens Inc.	936	8,761	(a)
CNO Financial Group Inc.	5,172	78,976
FBL Financial Group Inc., Class A	194	12,410
Fidelity & Guaranty Life	234	5,426

Genworth Financial Inc., Class A	14,049	69,683	(a)
Independence Holding Co.	139	2,388
Lincoln National Corp.	10,618	498,834
MetLife Inc.	49,673	2,206,971
National Western Life Group Inc., Class A	43	8,831
Primerica Inc.	1,352	71,697
Principal Financial Group Inc.	12,204	628,628
Prudential Financial Inc.	19,752	1,612,751
Torchmark Corp.	4,956	316,639
Trupanion Inc.	287	4,850	(a)
Unum Group	10,647	375,946
		7,262,027
Life Sciences Tools & Services—0.3%
Accelerate Diagnostics Inc.	464	12,649	(a)
Agilent Technologies Inc.	14,795	696,697
Albany Molecular Research Inc.	521	8,602	(a)
Bio-Rad Laboratories Inc., Class A	186	30,469	(a)
Bio-Techne Corp.	339	37,121
Cambrex Corp.	638	28,365	(a)
Charles River Laboratories International Inc.	428	35,670	(a)
ChromaDex Corp.	578	1,722	(a)
Enzo Biochem Inc.	798	4,062	(a)
Fluidigm Corp.	587	4,702	(a)
Illumina Inc.	6,628	1,204,042	(a)
INC Research Holdings Inc., Class A	829	36,957	(a)
Luminex Corp.	793	18,017	(a)
Medpace Holdings Inc.	162	4,837	(a)
Mettler-Toledo International Inc.	1,204	505,475	(a)
NanoString Technologies Inc.	296	5,914	(a)
NeoGenomics Inc.	1,061	8,721	(a)
Pacific Biosciences of California Inc.	1,613	14,452	(a)
PAREXEL International Corp.	1,528	106,120	(a)
PerkinElmer Inc.	4,946	277,520
PRA Health Sciences Inc.	482	27,238	(a)
Thermo Fisher Scientific Inc.	17,822	2,834,767
Waters Corp.	3,662	580,390	(a)
		6,484,509
Managed Healthcare—0.5%
Aetna Inc.	15,807	1,824,918
Anthem Inc.	11,842	1,483,921
Centene Corp.	7,628	510,771	(a)
Cigna Corp.	11,600	1,511,712
HealthEquity Inc.	865	32,740	(a)
Humana Inc.	6,777	1,198,784
Magellan Health Inc.	495	26,596	(a)
Molina Healthcare Inc.	1,252	73,017	(a)
UnitedHealth Group Inc.	43,061	6,028,540
Universal American Corp.	822	6,288
WellCare Health Plans Inc.	400	46,836	(a)
		12,744,123
Marine—0.0%*
Kirby Corp.	486	30,210	(a)
Matson Inc.	867	34,576
Scorpio Bulkers Inc.	1,043	3,609	(a)
		68,395
Metal & Glass Containers—0.0%*
AptarGroup Inc.	570	44,124
Ball Corp.	7,876	645,438

Greif Inc., Class A	746	36,994
Greif Inc., Class B	112	6,786
Myers Industries Inc.	439	5,703
Owens-Illinois Inc.	7,450	137,005	(a)
Silgan Holdings Inc.	369	18,668
		894,718
Mortgage REITs—0.0%*
AG Mortgage Investment Trust Inc.	593	9,340
Altisource Residential Corp.	1,062	11,576
Anworth Mortgage Asset Corp.	2,001	9,845
Apollo Commercial Real Estate Finance Inc.	1,462	23,933
Ares Commercial Real Estate Corp.	547	6,892
ARMOUR Residential REIT Inc.	699	15,755
Capstead Mortgage Corp.	1,974	18,615
Colony Capital Inc., Class A	2,267	41,327
CYS Investments Inc.	3,089	26,936
Dynex Capital Inc.	967	7,175
Great Ajax Corp.	272	3,713
Hannon Armstrong Sustainable Infrastructure Capital Inc.	809	18,906
Invesco Mortgage Capital Inc.	2,275	34,648
Ladder Capital Corp., Class A	773	10,235
MTGE Investment Corp.	935	16,073
New Residential Investment Corp.	4,771	65,888
New York Mortgage Trust Inc.	2,225	13,394
Orchid Island Capital Inc.	426	4,439
Owens Realty Mortgage Inc.	201	3,481
PennyMac Mortgage Investment Trust	1,386	21,594
Redwood Trust Inc.	1,536	21,750
Resource Capital Corp.	613	7,853
United Development Funding IV	936	2,995
Western Asset Mortgage Capital Corp.	844	8,794
		405,157
Motorcycle Manufacturers—0.0%*
Harley-Davidson Inc.	8,162	429,240
Movies & Entertainment—0.5%
AMC Entertainment Holdings Inc., Class A	428	13,307
Carmike Cinemas Inc.	478	15,626	(a)
Cinemark Holdings Inc.	960	36,749
Global Eagle Entertainment Inc.	944	7,845	(a)
Liberty Media Corp.-Liberty Braves, Class A	189	3,298	(a)
Liberty Media Corp.-Liberty Braves, Class A	450	12,892	(a)
Liberty Media Corp.-Liberty Braves, Class C	635	11,036	(a)
Liberty Media Corp.-Liberty Braves, Class C	925	26,029	(a)
Live Nation Entertainment Inc.	1,193	32,784	(a)
Reading International Inc., Class A	333	4,446	(a)
The Walt Disney Co.	66,805	6,203,512
Time Warner Inc.	35,165	2,799,486
Twenty-First Century Fox Inc., Class A	48,094	1,164,837
Twenty-First Century Fox Inc., Class B	22,014	544,626
Viacom Inc., Class B	15,603	594,474
World Wrestling Entertainment Inc., Class A	730	15,549
		11,486,496
Multi-Line Insurance—0.2%
American Financial Group Inc.	659	49,425
American International Group Inc.	45,971	2,727,919
Assurant Inc.	2,669	246,215
Horace Mann Educators Corp.	813	29,796

Kemper Corp.	1,232	48,442
Loews Corp.	12,497	514,252
National General Holdings Corp.	969	21,551
The Hartford Financial Services Group Inc.	17,446	747,038
		4,384,638
Multi-Sector Holdings—0.5%
BBX Capital Corp., Class A	60	1,238	(a)
Berkshire Hathaway Inc., Class B	85,813	12,397,404	(a)
FNFV Group	1,321	16,486	(a)
Leucadia National Corp.	14,667	279,260
PICO Holdings Inc.	436	5,140	(a)
		12,699,528
Multi-Utilities—0.4%
Ameren Corp.	10,849	533,554
Avista Corp.	1,267	52,948
Black Hills Corp.	1,507	92,259
CenterPoint Energy Inc.	19,467	452,218
CMS Energy Corp.	12,613	529,872
Consolidated Edison Inc.	13,660	1,028,598
Dominion Resources Inc.	28,288	2,100,950
DTE Energy Co.	8,059	754,886
MDU Resources Group Inc.	1,762	44,825
NiSource Inc.	14,814	357,165
NorthWestern Corp.	1,411	81,175
Public Service Enterprise Group Inc.	23,061	965,564
SCANA Corp.	6,459	467,438
Sempra Energy	11,291	1,210,282
Unitil Corp.	278	10,859
Vectren Corp.	753	37,801
WEC Energy Group Inc.	14,278	854,967
		9,575,361
Office REITs—0.1%
Alexandria Real Estate Equities Inc.	706	76,792
Boston Properties Inc.	6,964	949,124
Corporate Office Properties Trust	850	24,097
Cousins Properties Inc.	4,181	43,650
Douglas Emmett Inc.	1,296	47,472
Easterly Government Properties Inc.	637	12,154
Franklin Street Properties Corp.	1,965	24,759
Government Properties Income Trust	1,404	31,758
Highwoods Properties Inc.	890	46,387
Hudson Pacific Properties Inc.	1,841	60,514
Kilroy Realty Corp.	833	57,769
Mack-Cali Realty Corp.	2,603	70,854
New York REIT Inc.	3,330	30,469
NorthStar Realty Europe Corp.	1,192	13,052
Parkway Properties Inc.	1,611	27,403
SL Green Realty Corp.	4,535	490,233
Tier REIT Inc.	956	14,761
Vornado Realty Trust	7,767	786,098
		2,807,346
Office Services & Supplies—0.0%*
ACCO Brands Corp.	2,132	20,552	(a)
ARC Document Solutions Inc.	849	3,175	(a)
Essendant Inc.	742	15,226
Herman Miller Inc.	1,739	49,735

HNI Corp.	1,312	52,218
Interface Inc.	1,301	21,714
Kimball International Inc., Class B	741	9,589
Knoll Inc.	964	22,027
MSA Safety Inc.	906	52,584
NL Industries Inc.	176	692	(a)
Pitney Bowes Inc.	8,388	152,326
Steelcase Inc., Class A	1,731	24,044
West Corp.	864	19,077
		442,959
Oil & Gas Drilling—0.0%*
Atwood Oceanics Inc.	1,234	10,723
Diamond Offshore Drilling Inc.	583	10,267
Helmerich & Payne Inc.	4,984	335,423
Independence Contract Drilling Inc.	607	3,187	(a)
Nabors Industries Ltd.	2,575	31,312
Parker Drilling Co.	2,400	5,208	(a)
Patterson-UTI Energy Inc.	1,327	29,685
Pioneer Energy Services Corp.	1,279	5,167	(a)
Rowan Companies PLC, Class A	1,136	17,222
Unit Corp.	1,014	18,860	(a)
		467,054
Oil & Gas Equipment & Services—0.4%
Archrock Inc.	1,401	18,325
Baker Hughes Inc.	19,341	976,140
Bristow Group Inc.	682	9,562
CARBO Ceramics Inc.	394	4,310
Dawson Geophysical Co.	401	3,060	(a)
Dril-Quip Inc.	338	18,840	(a)
Era Group Inc.	402	3,236	(a)
Exterran Corp.	630	9,878	(a)
Fairmount Santrol Holdings Inc.	1,496	12,686	(a)
FMC Technologies Inc.	10,199	302,604	(a)
Forum Energy Technologies Inc.	1,202	23,872	(a)
Geospace Technologies Corp.	263	5,123	(a)
Halliburton Co.	38,714	1,737,484
Helix Energy Solutions Group Inc.	2,017	16,398	(a)
Hornbeck Offshore Services Inc.	660	3,630	(a)
Matrix Service Co.	535	10,037	(a)
McDermott International Inc.	4,855	24,324	(a)
National Oilwell Varco Inc.	16,865	619,620
Natural Gas Services Group Inc.	245	6,025	(a)
Newpark Resources Inc.	1,666	12,262	(a)
Oceaneering International Inc.	881	24,236
Oil States International Inc.	1,491	47,071	(a)
PHI Inc.	233	4,234	(a)
RigNet Inc.	255	3,856	(a)
Schlumberger Ltd.	62,865	4,943,704
SEACOR Holdings Inc.	315	18,739	(a)
Superior Energy Services Inc.	1,359	24,326
Tesco Corp.	871	7,107
TETRA Technologies Inc.	1,871	11,432	(a)
Tidewater Inc.	970	2,735
U.S. Silica Holdings Inc.	1,251	58,247
Willbros Group Inc.	851	1,600	(a)
		8,964,703

Oil & Gas Exploration & Production—0.7%
Abraxas Petroleum Corp.	2,099	3,547	(a)
Anadarko Petroleum Corp.	24,660	1,562,458
Apache Corp.	17,163	1,096,201
Bill Barrett Corp.	986	5,482	(a)
Cabot Oil & Gas Corp.	21,027	542,497
California Resources Corp.	639	7,987
Callon Petroleum Co.	2,838	44,557	(a)
Carrizo Oil & Gas Inc.	1,117	45,373	(a)
Chesapeake Energy Corp.	29,503	184,984	(a)
Cimarex Energy Co.	4,293	576,850
Clayton Williams Energy Inc.	121	10,338	(a)
Cobalt International Energy Inc.	8,179	10,142	(a)
Concho Resources Inc.	6,426	882,611	(a)
ConocoPhillips	55,925	2,431,060
Contango Oil & Gas Co.	449	4,589	(a)
Denbury Resources Inc.	10,632	34,341
Devon Energy Corp.	23,664	1,043,819
Earthstone Energy Inc.	35	301	(a)
Eclipse Resources Corp.	1,210	3,981	(a)
Energen Corp.	878	50,678
EOG Resources Inc.	24,877	2,405,855
EP Energy Corp., Class A	772	3,381	(a)
EQT Corp.	7,900	573,698
Erin Energy Corp.	422	992	(a)
Evolution Petroleum Corp.	511	3,209
EXCO Resources Inc.	2,832	3,030	(a)
Gulfport Energy Corp.	1,133	32,007	(a)
Hess Corp.	12,170	652,555
Isramco Inc.	13	1,084	(a)
Jones Energy Inc., Class A	1,010	3,596	(a)
Marathon Oil Corp.	37,952	600,021
Matador Resources Co.	1,662	40,453	(a)
Murphy Oil Corp.	7,316	222,406
Newfield Exploration Co.	8,911	387,272	(a)
Noble Energy Inc.	19,220	686,923
Northern Oil and Gas Inc.	939	2,517	(a)
Oasis Petroleum Inc.	3,579	41,051	(a)
Panhandle Oil and Gas Inc., Class A	308	5,399
PDC Energy Inc.	1,098	73,632	(a)
Pioneer Natural Resources Co.	7,667	1,423,379
QEP Resources Inc.	2,158	42,146
Range Resources Corp.	8,496	329,220
Ring Energy Inc.	722	7,906	(a)
RSP Permian Inc.	1,576	61,117	(a)
Sanchez Energy Corp.	1,125	9,945	(a)
SM Energy Co.	786	30,324
Southwestern Energy Co.	22,307	308,729	(a)
Synergy Resources Corp.	3,736	25,890	(a)
W&T Offshore Inc.	631	1,111	(a)
WPX Energy Inc.	3,117	41,113	(a)
		16,561,757
Oil & Gas Refining & Marketing—0.2%
Adams Resources & Energy Inc.	39	1,533
Alon USA Energy Inc.	644	5,191
Clean Energy Fuels Corp.	1,753	7,836	(a)
CVR Energy Inc.	324	4,462

Delek US Holdings Inc.	1,241	21,457
Green Plains Inc.	727	19,047
HollyFrontier Corp.	1,598	39,151
Marathon Petroleum Corp.	23,904	970,263
Pacific Ethanol Inc.	584	4,035	(a)
Par Pacific Holdings Inc.	604	7,900	(a)
Phillips 66	20,090	1,618,250
Renewable Energy Group Inc.	729	6,175	(a)
REX American Resources Corp.	114	9,663	(a)
Tesoro Corp.	5,304	421,986
Valero Energy Corp.	20,855	1,105,315
Western Refining Inc.	2,292	60,646
World Fuel Services Corp.	639	29,560
		4,332,470
Oil & Gas Storage & Transportation—0.2%
Dorian LPG Ltd.	488	2,928	(a)
GasLog Ltd.	823	11,975
Gener8 Maritime Inc.	799	4,091	(a)
Kinder Morgan Inc.	86,788	2,007,406
Nordic American Tankers Ltd.	1,750	17,692
ONEOK Inc.	9,657	496,273
Overseas Shipholding Group Inc., Class A	722	7,632
SemGroup Corp., Class A	1,046	36,987
Ship Finance International Ltd.	1,206	17,764
Spectra Energy Corp.	31,687	1,354,619
The Williams Companies Inc.	30,800	946,484
		4,903,851
Packaged Foods & Meats—0.6%
AdvancePierre Foods Holdings Inc.	431	11,878
Amplify Snack Brands Inc.	588	9,526	(a)
B&G Foods Inc.	1,304	64,131
Cal-Maine Foods Inc.	623	24,010
Calavo Growers Inc.	310	20,283
Campbell Soup Co.	8,785	480,540
ConAgra Foods Inc.	18,842	887,647
Dean Foods Co.	2,659	43,608
Farmer Brothers Co.	161	5,724	(a)
Flowers Foods Inc.	1,635	24,721
Freshpet Inc.	458	3,962	(a)
General Mills Inc.	26,988	1,723,993
Hormel Foods Corp.	12,208	463,049
Inventure Foods Inc.	381	3,581	(a)
J&J Snack Foods Corp.	300	35,736
John B Sanfilippo & Son Inc.	171	8,777
Kellogg Co.	11,402	883,313
Lancaster Colony Corp.	551	72,782
Landec Corp.	537	7,201	(a)
Lifeway Foods Inc.	73	1,237	(a)
McCormick & Company Inc.	5,191	518,685
Mead Johnson Nutrition Co.	8,428	665,896
Mondelez International Inc., Class A	70,306	3,086,433
Omega Protein Corp.	442	10,330	(a)
Post Holdings Inc.	587	45,299	(a)
Sanderson Farms Inc.	401	38,628
Seaboard Corp.	5	17,200	(a)
Seneca Foods Corp., Class A	129	3,643	(a)
Snyder’s-Lance Inc.	2,386	80,122

The Hain Celestial Group Inc.	939	33,410	(a)
The Hershey Co.	6,372	609,163
The JM Smucker Co.	5,264	713,483
The Kraft Heinz Co.	26,940	2,411,399
The WhiteWave Foods Co., Class A	1,602	87,197	(a)
Tootsie Roll Industries Inc.	500	18,415
TreeHouse Foods Inc.	515	44,903	(a)
Tyson Foods Inc., Class A	13,447	1,004,087
		14,163,992
Paper Packaging—0.1%
AEP Industries Inc.	80	8,750
Avery Dennison Corp.	4,016	312,405
Bemis Company Inc.	855	43,614
International Paper Co.	18,629	893,819
Multi Packaging Solutions International Ltd.	423	6,095	(a)
Packaging Corporation of America	852	69,233
Sealed Air Corp.	8,891	407,386
Sonoco Products Co.	907	47,917
UFP Technologies Inc.	127	3,365	(a)
WestRock Co.	11,333	549,424
		2,342,008
Paper Products—0.0%*
Clearwater Paper Corp.	339	21,923	(a)
Domtar Corp.	570	21,164
KapStone Paper and Packaging Corp.	1,737	32,864
Neenah Paper Inc.	332	26,231
PH Glatfelter Co.	874	18,948
Schweitzer-Mauduit International Inc.	608	23,445
		144,575
Personal Products—0.0%*
Avon Products Inc.	12,633	71,503
Edgewell Personal Care Co.	533	42,384	(a)
Inter Parfums Inc.	351	11,327
Lifevantage Corp.	272	2,573	(a)
Medifast Inc.	210	7,936
Natural Health Trends Corp.	150	4,239
Nature’s Sunshine Products Inc.	183	2,928
Nutraceutical International Corp.	163	5,092	(a)
Revlon Inc., Class A	232	8,533	(a)
Synutra International Inc.	366	1,559	(a)
The Estee Lauder Companies Inc., Class A	9,987	884,449
USANA Health Sciences Inc.	104	14,388	(a)
		1,056,911
Pharmaceuticals—2.0%
AcelRx Pharmaceuticals Inc.	701	2,727	(a)
Aclaris Therapeutics Inc.	182	4,661	(a)
Aerie Pharmaceuticals Inc.	482	18,191	(a)
Agile Therapeutics Inc.	236	1,647	(a)
Akorn Inc.	805	21,944	(a)
Allergan PLC	17,900	4,122,549	(a)
Amphastar Pharmaceuticals Inc.	712	13,507	(a)
Ampio Pharmaceuticals Inc.	1,274	943	(a)
ANI Pharmaceuticals Inc.	159	10,550	(a)
Aratana Therapeutics Inc.	671	6,281	(a)
Axsome Therapeutics Inc.	180	1,418	(a)
Bio-Path Holdings Inc.	1,689	2,365	(a)
Bristol-Myers Squibb Co.	75,538	4,073,009

Catalent Inc.	3,125	80,750	(a)
Cempra Inc.	867	20,981	(a)
Collegium Pharmaceutical Inc.	270	5,200	(a)
Corcept Therapeutics Inc.	1,502	9,763	(a)
Depomed Inc.	1,223	30,563	(a)
Dermira Inc.	470	15,895	(a)
Durect Corp.	2,560	3,558	(a)
Egalet Corp.	443	3,371	(a)
Eli Lilly & Co.	43,918	3,524,859
Endocyte Inc.	764	2,361	(a)
Flex Pharma Inc.	215	2,533	(a)
Heska Corp.	121	6,586	(a)
Horizon Pharma PLC	3,235	58,651	(a)
Impax Laboratories Inc.	1,468	34,792	(a)
Innoviva Inc.	1,626	17,870
Intersect ENT Inc.	515	8,158	(a)
Intra-Cellular Therapies Inc.	686	10,455	(a)
Johnson & Johnson	123,623	14,603,585
Lannett Company Inc.	560	14,879	(a)
Lipocine Inc.	291	1,298	(a)
Mallinckrodt PLC	4,828	336,898	(a)
Merck & Company Inc.	125,012	7,801,999
Mylan N.V.	20,790	792,515	(a)
MyoKardia Inc.	227	3,709	(a)
Nektar Therapeutics	2,591	44,513	(a)
Neos Therapeutics Inc.	278	1,829	(a)
Ocular Therapeutix Inc.	319	2,191	(a)
Omeros Corp.	803	8,961	(a)
Pacira Pharmaceuticals Inc.	732	25,049	(a)
Paratek Pharmaceuticals Inc.	362	4,710	(a)
Pfizer Inc.	274,145	9,285,291
Phibro Animal Health Corp., Class A	379	10,301
Prestige Brands Holdings Inc.	1,545	74,577	(a)
Reata Pharmaceuticals Inc., Class A	106	2,794	(a)
Revance Therapeutics Inc.	413	6,695	(a)
SciClone Pharmaceuticals Inc.	1,007	10,322	(a)
Sucampo Pharmaceuticals Inc., Class A	472	5,810	(a)
Supernus Pharmaceuticals Inc.	939	23,221	(a)
Teligent Inc.	826	6,278	(a)
Tetraphase Pharmaceuticals Inc.	738	2,826	(a)
The Medicines Co.	1,345	50,760	(a)
TherapeuticsMD Inc.	3,005	20,464	(a)
Titan Pharmaceuticals Inc.	363	2,134	(a)
WaVe Life Sciences Ltd.	149	4,838	(a)
Zoetis Inc.	22,366	1,163,256
Zogenix Inc.	499	5,704	(a)
		46,433,545
Precious Metals & Minerals—0.0%*
Stillwater Mining Co.	2,454	32,785	(a)
Property & Casualty Insurance—0.2%
Ambac Financial Group Inc.	904	16,624	(a)
AMERISAFE Inc.	379	22,278
Atlas Financial Holdings Inc.	214	3,375	(a)
Baldwin & Lyons Inc., Class B	179	4,588
Cincinnati Financial Corp.	6,771	510,669
Donegal Group Inc., Class A	163	2,626
EMC Insurance Group Inc.	168	4,524

Employers Holdings Inc.	646	19,270
Federated National Holding Co.	257	4,803
First American Financial Corp.	989	38,848
Hallmark Financial Services Inc.	283	2,912	(a)
HCI Group Inc.	185	5,617
Heritage Insurance Holdings Inc.	546	7,868
Infinity Property & Casualty Corp.	215	17,765
Investors Title Co.	28	2,786
MBIA Inc.	2,646	20,612	(a)
Mercury General Corp.	331	18,155
National Interstate Corp.	150	4,879
Old Republic International Corp.	2,222	39,152
OneBeacon Insurance Group Ltd., Class A	399	5,698
RLI Corp.	762	52,090
Safety Insurance Group Inc.	289	19,427
Selective Insurance Group Inc.	1,144	45,600
State Auto Financial Corp.	310	7,381
State National Companies Inc.	627	6,972
Stewart Information Services Corp.	457	20,314
The Allstate Corp.	16,816	1,163,331
The Hanover Insurance Group Inc.	388	29,263
The Navigators Group Inc.	222	21,516
The Progressive Corp.	26,472	833,868
The Travelers Companies Inc.	13,036	1,493,274
United Fire Group Inc.	431	18,240
United Insurance Holdings Corp.	350	5,943
Universal Insurance Holdings Inc.	668	16,834
WR Berkley Corp.	886	51,175
		4,538,277
Publishing—0.0%*
Daily Journal Corp.	22	4,818	(a)
Gannett Company Inc.	2,364	27,517
John Wiley & Sons Inc., Class A	405	20,902
Meredith Corp.	1,103	57,345
New Media Investment Group Inc.	781	12,106
News Corp., Class A	17,200	240,456
News Corp., Class B	5,375	76,432
Scholastic Corp.	536	21,097
The New York Times Co., Class A	3,599	43,008
Time Inc.	2,956	42,803
tronc Inc.	541	9,132
		555,616
Railroads—0.3%
CSX Corp.	42,855	1,307,077
Genesee & Wyoming Inc., Class A	519	35,785	(a)
Kansas City Southern	4,846	452,229
Norfolk Southern Corp.	13,314	1,292,257
Union Pacific Corp.	37,647	3,671,712
		6,759,060
Real Estate Development—0.0%*
AV Homes Inc.	240	3,994	(a)
Forestar Group Inc.	678	7,939	(a)
Stratus Properties Inc.	122	2,977	(a)
		14,910
Real Estate Operating Companies—0.0%*
FRP Holdings Inc.	127	3,946	(a)
Kennedy-Wilson Holdings Inc.	1,650	37,208
Trinity Place Holdings Inc.	367	3,589	(a)
		44,743

Real Estate Services—0.0%*
CBRE Group Inc., Class A	13,580	379,968	(a)
HFF Inc. REIT, Class A	722	19,992
Jones Lang LaSalle Inc.	410	46,654
Marcus & Millichap Inc.	308	8,054	(a)
RE/MAX Holdings Inc., Class A	356	15,586
		470,254
Regional Banks—0.5%
1st Source Corp.	314	11,208
Access National Corp.	168	4,015
ACNB Corp.	119	3,163
Allegiance Bancshares Inc.	220	5,940	(a)
American National Bankshares Inc.	166	4,640
Ameris Bancorp.	681	23,801
Ames National Corp.	174	4,813
Arrow Financial Corp.	228	7,473
Associated Banc-Corp.	1,351	26,466
Atlantic Capital Bancshares Inc.	346	5,183	(a)
Banc of California Inc.	981	17,128
BancFirst Corp.	157	11,384
BancorpSouth Inc.	2,532	58,742
Bank of Hawaii Corp.	388	28,177
Bank of Marin Bancorp.	119	5,918
Bank of the Ozarks Inc.	2,564	98,458
Bankwell Financial Group Inc.	110	2,606
Banner Corp.	600	26,244
Bar Harbor Bankshares	117	4,296
BB&T Corp.	36,754	1,386,361
Berkshire Hills Bancorp Inc.	617	17,097
Blue Hills Bancorp Inc.	487	7,315
BNC Bancorp	786	19,116
Boston Private Financial Holdings Inc.	1,663	21,336
Bridge Bancorp Inc.	335	9,578
Brookline Bancorp Inc.	1,394	16,993
Bryn Mawr Bank Corp.	334	10,685
C&F Financial Corp.	62	2,671
Camden National Corp.	203	9,691
Capital Bank Financial Corp., Class A	393	12,619
Capital City Bank Group Inc.	221	3,264
Cardinal Financial Corp.	633	16,515
Carolina Financial Corp.	200	4,468
Cascade Bancorp	621	3,763	(a)
Cathay General Bancorp.	2,159	66,454
Centerstate Banks Inc.	931	16,507
Central Pacific Financial Corp.	604	15,215
Central Valley Community Bancorp	178	2,823
Century Bancorp Inc., Class A	55	2,493
Chemical Financial Corp.	1,952	86,142
Chemung Financial Corp.	55	1,594
Citizens & Northern Corp.	239	5,251
Citizens Financial Group Inc.	23,485	580,314
City Holding Co.	295	14,836
CNB Financial Corp.	281	5,946
CoBiz Financial Inc.	753	10,022
Codorus Valley Bancorp Inc.	152	3,326
Columbia Banking System Inc.	1,166	38,152
Commerce Bancshares Inc.	755	37,191

Community Bank System Inc.	863	41,519
Community Trust Bancorp Inc.	306	11,356
CommunityOne Bancorp	379	5,245	(a)
ConnectOne Bancorp Inc.	572	10,330
County Bancorp Inc.	84	1,681
CU Bancorp	322	7,345	(a)
Cullen/Frost Bankers Inc.	501	36,042
Customers Bancorp Inc.	487	12,253	(a)
CVB Financial Corp.	1,971	34,709
Eagle Bancorp Inc.	611	30,141	(a)
East West Bancorp Inc.	1,304	47,870
Enterprise Bancorp Inc.	170	4,760
Enterprise Financial Services Corp.	384	12,000
Equity Bancshares Inc., Class A	97	2,516	(a)
Farmers Capital Bank Corp.	144	4,268
Farmers National Banc Corp.	506	5,455
FCB Financial Holdings Inc., Class A	598	22,981	(a)
Fidelity Southern Corp.	420	7,724
Fifth Third Bancorp	34,650	708,939
Financial Institutions Inc.	280	7,591
First BanCorp	394	7,797
First Bancorp Inc.	207	4,962
First Busey Corp.	624	14,102
First Business Financial Services Inc.	163	3,830
First Citizens BancShares Inc., Class A	151	44,377
First Commonwealth Financial Corp.	1,786	18,021
First Community Bancshares Inc.	315	7,812
First Community Financial Partners Inc.	266	2,532	(a)
First Connecticut Bancorp Inc.	275	4,892
First Financial Bancorp.	1,230	26,863
First Financial Bankshares Inc.	1,281	46,680
First Financial Corp.	201	8,177
First Financial Northwest Inc.	175	2,480
First Foundation Inc.	258	6,365	(a)
First Horizon National Corp.	2,104	32,044
First Internet Bancorp	105	2,424
First Interstate Bancsystem Inc., Class A	394	12,415
First Merchants Corp.	815	21,801
First Mid-Illinois Bancshares Inc.	139	3,789
First Midwest Bancorp Inc.	1,615	31,266
First NBC Bank Holding Co.	320	3,021	(a)
First Northwest Bancorp	210	2,833	(a)
Flushing Financial Corp.	557	13,212
FNB Corp.	6,005	73,861
Franklin Financial Network Inc.	187	6,994	(a)
Fulton Financial Corp.	5,038	73,152
German American Bancorp Inc.	285	11,095
Glacier Bancorp Inc.	1,530	43,636
Great Southern Bancorp Inc.	216	8,791
Great Western Bancorp Inc.	1,185	39,484
Green Bancorp Inc.	425	4,645	(a)
Guaranty Bancorp	299	5,337
Hancock Holding Co.	2,246	72,838
Hanmi Financial Corp.	631	16,621
HarborOne Bancorp Inc.	291	4,586	(a)
Heartland Financial USA Inc.	440	15,871
Heritage Commerce Corp.	525	5,743

Heritage Financial Corp.	594	10,662
Heritage Oaks Bancorp	488	4,002
Hilltop Holdings Inc.	1,505	33,802	(a)
Home BancShares Inc.	2,425	50,464
HomeTrust Bancshares Inc.	322	5,957	(a)
Hope Bancorp Inc.	2,499	43,408
Horizon Bancorp	239	7,022
Huntington Bancshares Inc.	48,860	481,760
Iberiabank Corp.	821	55,105
Independent Bank Corp.	518	28,019
Independent Bank Corp.	404	6,799
Independent Bank Group Inc.	223	9,850
International Bancshares Corp.	1,615	48,095
Investors Bancorp Inc.	5,825	69,958
KeyCorp	48,895	595,052
Lakeland Bancorp Inc.	788	11,064
Lakeland Financial Corp.	483	17,108
LCNB Corp.	180	3,280
LegacyTexas Financial Group Inc.	890	28,151
Live Oak Bancshares Inc.	398	5,739
M&T Bank Corp.	7,087	822,801
Macatawa Bank Corp.	536	4,283
MainSource Financial Group Inc.	464	11,577
MB Financial Inc.	2,125	80,835
MBT Financial Corp.	362	3,276
Mercantile Bank Corp.	320	8,592
Merchants Bancshares Inc.	117	3,790
Middleburg Financial Corp.	92	2,602
Midland States Bancorp Inc.	59	1,495
MidWestOne Financial Group Inc.	166	5,041
MutualFirst Financial Inc.	105	2,912
National Bank Holdings Corp., Class A	463	10,820
National Bankshares Inc.	137	5,039
National Commerce Corp.	167	4,519	(a)
NBT Bancorp Inc.	850	27,939
Nicolet Bankshares Inc.	151	5,791	(a)
Northrim BanCorp Inc.	136	3,502
OFG Bancorp	880	8,897
Old Line Bancshares Inc.	166	3,275
Old National Bancorp	2,673	37,582
Old Second Bancorp Inc.	574	4,770
Opus Bank	343	12,132
Orrstown Financial Services Inc.	146	2,883
Pacific Continental Corp.	387	6,509
Pacific Mercantile Bancorp	284	2,093	(a)
Pacific Premier Bancorp Inc.	562	14,871	(a)
PacWest Bancorp	1,087	46,643
Park National Corp.	266	25,536
Park Sterling Corp.	1,041	8,453
Peapack Gladstone Financial Corp.	317	7,104
Penns Woods Bancorp Inc.	95	4,224
People’s United Financial Inc.	14,049	222,255
People’s Utah Bancorp	262	5,332
Peoples Bancorp Inc.	321	7,893
Peoples Financial Services Corp.	138	5,625
Pinnacle Financial Partners Inc.	863	46,671
Preferred Bank	242	8,651

Premier Financial Bancorp Inc.	174	2,982
PrivateBancorp Inc.	2,263	103,917
Prosperity Bancshares Inc.	1,940	106,487
QCR Holdings Inc.	235	7,459
Regions Financial Corp.	56,875	561,356
Renasant Corp.	817	27,476
Republic Bancorp Inc., Class A	191	5,936
Republic First Bancorp Inc.	678	2,787	(a)
S&T Bancorp Inc.	689	19,974
Sandy Spring Bancorp Inc.	472	14,434
Seacoast Banking Corporation of Florida	589	9,477	(a)
ServisFirst Bancshares Inc.	461	23,930
Shore Bancshares Inc.	250	2,945
Sierra Bancorp	237	4,446
Signature Bank	486	57,567	(a)
Simmons First National Corp., Class A	587	29,291
South State Corp.	473	35,494
Southern First Bancshares Inc.	112	3,089	(a)
Southern National Bancorp of Virginia Inc.	226	2,949
Southside Bancshares Inc.	491	15,800
Southwest Bancorp Inc.	360	6,836
State Bank Financial Corp.	703	16,042
Sterling Bancorp	2,542	44,485
Stock Yards Bancorp Inc.	428	14,107
Stonegate Bank	226	7,627
Suffolk Bancorp	232	8,067
Summit Financial Group Inc.	166	3,181
Sun Bancorp Inc.	209	4,820
SunTrust Banks Inc.	22,784	997,939
SVB Financial Group	469	51,843	(a)
Synovus Financial Corp.	1,111	36,141
TCF Financial Corp.	1,528	22,171
Texas Capital Bancshares Inc.	926	50,856	(a)
The Bancorp Inc.	713	4,577	(a)
The First of Long Island Corp.	286	9,481
The PNC Financial Services Group Inc.	22,209	2,000,809
Tompkins Financial Corp.	290	22,159
TowneBank	1,118	26,866
Trico Bancshares	405	10,842
Tristate Capital Holdings Inc.	439	7,090	(a)
Triumph Bancorp Inc.	309	6,131	(a)
Trustmark Corp.	1,967	54,211
UMB Financial Corp.	873	51,900
Umpqua Holdings Corp.	6,331	95,282
Union Bankshares Corp.	868	23,236
Union Bankshares Inc.	78	2,657
United Bankshares Inc.	1,317	49,611
United Community Banks Inc.	1,404	29,512
Univest Corporation of Pennsylvania	499	11,657
Valley National Bancorp	7,107	69,151
Veritex Holdings Inc.	164	2,852	(a)
Washington Trust Bancorp Inc.	300	12,066
WashingtonFirst Bankshares Inc.	158	3,888
Webster Financial Corp.	2,629	99,928
WesBanco Inc.	800	26,304
West Bancorporation Inc.	325	6,370
Westamerica Bancorporation	496	25,236

Wintrust Financial Corp.	1,002	55,681
Xenith Bankshares Inc.	1,296	2,994	(a)
Yadkin Financial Corp.	998	26,237
Zions Bancorporation	9,271	287,586
		12,824,202
Reinsurance—0.0%*
Alleghany Corp.	140	73,503	(a)
Endurance Specialty Holdings Ltd.	580	37,961
Enstar Group Ltd.	226	37,170	(a)
Everest Re Group Ltd.	379	71,999
Greenlight Capital Re Ltd., Class A	583	11,916	(a)
Maiden Holdings Ltd.	1,195	15,165
Reinsurance Group of America Inc.	580	62,605
WMIH Corp.	4,068	9,519	(a)
		319,838
Renewable Electricity—0.0%*
Ormat Technologies Inc.	778	37,663
Pattern Energy Group Inc.	1,274	28,652
TerraForm Global Inc., Class A	1,843	7,575	(a)
TerraForm Power Inc., Class A	1,764	24,537	(a)
Vivint Solar Inc.	358	1,132	(a)
		99,559
Research & Consulting Services—0.1%
Acacia Research Corp.	1,007	6,566
CBIZ Inc.	981	10,977	(a)
CEB Inc.	934	50,875
Cogint Inc.	233	1,186	(a)
CRA International Inc.	170	4,520	(a)
Equifax Inc.	5,352	720,272
Exponent Inc.	507	25,887
Franklin Covey Co.	207	3,687	(a)
FTI Consulting Inc.	1,213	54,051	(a)
Hill International Inc.	639	2,946	(a)
Huron Consulting Group Inc.	429	25,637	(a)
ICF International Inc.	356	15,778	(a)
Mistras Group Inc.	343	8,050	(a)
Navigant Consulting Inc.	942	19,047	(a)
Nielsen Holdings PLC	15,189	813,675
Resources Connection Inc.	710	10,607
RPX Corp.	997	10,658	(a)
The Advisory Board Co.	817	36,553	(a)
The Dun & Bradstreet Corp.	1,641	224,194
Verisk Analytics Inc.	7,104	577,413	(a)
		2,622,579
Residential REITs—0.2%
American Campus Communities Inc.	1,182	60,129
Apartment Investment & Management Co., Class A	7,270	333,766
AvalonBay Communities Inc.	6,207	1,103,853
Bluerock Residential Growth REIT Inc.	381	4,953
Camden Property Trust	792	66,322
Colony Starwood Homes	1,296	37,195
Education Realty Trust Inc.	2,100	90,594
Equity Residential	16,630	1,069,808
Essex Property Trust Inc.	2,959	658,969
Independence Realty Trust Inc.	819	7,371
Mid-America Apartment Communities Inc.	684	64,289
Monogram Residential Trust Inc.	3,372	35,878

NexPoint Residential Trust Inc.	358	7,038
Post Properties Inc.	484	32,007
Preferred Apartment Communities Inc., Class A	439	5,931
Silver Bay Realty Trust Corp.	668	11,710
UDR Inc.	11,982	431,232
UMH Properties Inc.	493	5,877
		4,026,922
Restaurants—0.5%
Biglari Holdings Inc.	20	8,720	(a)
BJ’s Restaurants Inc.	467	16,602	(a)
Bloomin’ Brands Inc.	2,280	39,307
Bob Evans Farms Inc.	399	15,282
Bojangles’ Inc.	197	3,144	(a)
Brinker International Inc.	494	24,912
Buffalo Wild Wings Inc.	544	76,563	(a)
Carrols Restaurant Group Inc.	676	8,930	(a)
Chipotle Mexican Grill Inc.	1,316	557,326	(a)
Chuy’s Holdings Inc.	327	9,136	(a)
Cracker Barrel Old Country Store Inc.	600	79,332
Darden Restaurants Inc.	5,705	349,831
Dave & Buster’s Entertainment Inc.	757	29,659	(a)
Del Frisco’s Restaurant Group Inc.	477	6,425	(a)
Del Taco Restaurants Inc.	463	5,519	(a)
Denny’s Corp.	1,515	16,195	(a)
DineEquity Inc.	348	27,558
Domino’s Pizza Inc.	436	66,207
Dunkin’ Brands Group Inc.	834	43,435
El Pollo Loco Holdings Inc.	410	5,162	(a)
Fiesta Restaurant Group Inc.	537	12,888	(a)
Fogo De Chao Inc.	121	1,279	(a)
J. Alexander’s Holdings Inc.	273	2,766	(a)
Jack in the Box Inc.	947	90,855
Jamba Inc.	242	2,643	(a)
Kona Grill Inc.	170	2,137	(a)
Luby’s Inc.	349	1,497	(a)
McDonald’s Corp.	38,577	4,450,243
Nathan’s Famous Inc.	58	3,048	(a)
Noodles & Co.	224	1,066	(a)
Panera Bread Co., Class A	201	39,139	(a)
Papa John’s International Inc.	543	42,816
Popeyes Louisiana Kitchen Inc.	432	22,956	(a)
Potbelly Corp.	479	5,954	(a)
Red Robin Gourmet Burgers Inc.	275	12,359	(a)
Ruby Tuesday Inc.	1,190	2,975	(a)
Ruth’s Hospitality Group Inc.	641	9,051
Shake Shack Inc., Class A	317	10,990	(a)
Sonic Corp.	944	24,714
Starbucks Corp.	66,296	3,589,265
Texas Roadhouse Inc.	1,868	72,908
The Cheesecake Factory Inc.	1,287	64,427
The Habit Restaurants Inc., Class A	276	3,864	(a)
The Wendy’s Co.	1,845	19,926
Wingstop Inc.	314	9,200
Yum! Brands Inc.	16,746	1,520,704
Zoe’s Kitchen Inc.	384	8,521	(a)
		11,417,436

Retail REITs—0.3%
Acadia Realty Trust	1,546	56,027
Agree Realty Corp.	455	22,495
Alexander’s Inc.	42	17,623
CBL & Associates Properties Inc.	3,312	40,208
Cedar Realty Trust Inc.	1,656	11,923
Equity One Inc.	831	25,437
Federal Realty Investment Trust	3,158	486,111
General Growth Properties Inc.	26,230	723,948
Getty Realty Corp.	530	12,683
Kimco Realty Corp.	18,987	549,674
Kite Realty Group Trust	1,653	45,821
National Retail Properties Inc.	1,327	67,478
Pennsylvania Real Estate Investment Trust	1,370	31,551
Ramco-Gershenson Properties Trust	1,576	29,534
Realty Income Corp.	11,697	782,880
Regency Centers Corp.	944	73,151
Retail Opportunity Investments Corp.	2,087	45,831
Saul Centers Inc.	185	12,321
Seritage Growth Properties REIT, Class A	500	25,340
Simon Property Group Inc.	14,209	2,941,405
Tanger Factory Outlet Centers Inc.	863	33,622
Taubman Centers Inc.	549	40,851
The Macerich Co.	5,453	440,984
Urban Edge Properties	2,623	73,811
Urstadt Biddle Properties Inc., Class A	522	11,599
Washington Prime Group Inc.	5,406	66,926
Weingarten Realty Investors	1,063	41,436
		6,710,670
Security & Alarm Services—0.0%*
The Brink’s Co.	903	33,483
Semiconductor Equipment—0.1%
Advanced Energy Industries Inc.	790	37,383	(a)
Amkor Technology Inc.	1,943	18,886	(a)
Applied Materials Inc.	48,846	1,472,707
Axcelis Technologies Inc.	551	7,317	(a)
Brooks Automation Inc.	1,331	18,115
Cabot Microelectronics Corp.	475	25,132
Cohu Inc.	530	6,222
Entegris Inc.	2,823	49,177	(a)
FormFactor Inc.	1,340	14,539	(a)
KLA-Tencor Corp.	6,933	483,299
Lam Research Corp.	7,243	685,985
MKS Instruments Inc.	1,064	52,913
Nanometrics Inc.	473	10,567	(a)
PDF Solutions Inc.	543	9,866	(a)
Photronics Inc.	1,258	12,970	(a)
Rudolph Technologies Inc.	600	10,644	(a)
Teradyne Inc.	1,827	39,427
Tessera Technologies Inc.	963	37,018
Ultra Clean Holdings Inc.	672	4,979	(a)
Ultratech Inc.	431	9,947	(a)
Veeco Instruments Inc.	770	15,115	(a)
Xcerra Corp.	1,063	6,442	(a)
		3,028,650

Semiconductors—1.0%
Acacia Communications Inc.	106	10,948	(a)
Advanced Micro Devices Inc.	21,574	149,076	(a)
Alpha & Omega Semiconductor Ltd.	384	8,340	(a)
Ambarella Inc.	639	47,037	(a)
Analog Devices Inc.	13,900	895,855
Applied Micro Circuits Corp.	1,463	10,168	(a)
Cavium Inc.	1,285	74,787	(a)
CEVA Inc.	394	13,818	(a)
Cirrus Logic Inc.	1,806	95,989	(a)
Cree Inc.	914	23,508	(a)
Cypress Semiconductor Corp.	2,893	35,179
Diodes Inc.	764	16,304	(a)
DSP Group Inc.	475	5,705	(a)
Exar Corp.	775	7,215	(a)
First Solar Inc.	3,608	142,480	(a)
GigPeak Inc.	883	2,075	(a)
Impinj Inc.	111	4,154	(a)
Inphi Corp.	795	34,590	(a)
Integrated Device Technology Inc.	3,902	90,136	(a)
Intel Corp.	213,740	8,068,685
Intersil Corp., Class A	3,902	85,571
IXYS Corp.	464	5,591
Kopin Corp.	1,142	2,490	(a)
Lattice Semiconductor Corp.	2,357	15,297	(a)
Linear Technology Corp.	10,764	638,197
MACOM Technology Solutions Holdings Inc.	454	19,222	(a)
MaxLinear Inc., Class A	1,106	22,419	(a)
Microchip Technology Inc.	9,762	606,611
Micron Technology Inc.	46,478	826,379	(a)
Microsemi Corp.	3,280	137,694	(a)
Monolithic Power Systems Inc.	1,105	88,952
NeoPhotonics Corp.	622	10,163	(a)
NVE Corp.	97	5,717
NVIDIA Corp.	24,181	1,656,882
Power Integrations Inc.	556	35,045
Qorvo Inc.	5,667	315,879	(a)
QUALCOMM Inc.	66,602	4,562,237
Rambus Inc.	2,141	26,762	(a)
Semtech Corp.	1,294	35,883	(a)
Sigma Designs Inc.	683	5,321	(a)
Silicon Laboratories Inc.	1,196	70,325	(a)
Skyworks Solutions Inc.	8,584	653,586
Synaptics Inc.	1,007	58,990	(a)
Texas Instruments Inc.	45,388	3,185,330
Xilinx Inc.	11,539	627,029
		23,433,621
Silver—0.0%*
Coeur Mining Inc.	3,191	37,750	(a)
Hecla Mining Co.	7,656	43,639
		81,389
Soft Drinks—0.7%
Coca-Cola Bottling Company Consolidated	94	13,927
Dr Pepper Snapple Group Inc.	8,376	764,813
Monster Beverage Corp.	6,111	897,156	(a)
National Beverage Corp.	233	10,264	(a)

PepsiCo Inc.	65,008	7,070,920
Primo Water Corp.	424	5,143	(a)
The Coca-Cola Co.	175,611	7,431,857
		16,194,080
Specialized Consumer Services—0.0%*
Ascent Capital Group Inc., Class A	203	4,703	(a)
Carriage Services Inc.	295	6,977
Collectors Universe Inc.	149	2,761
H&R Block Inc.	9,988	231,222
Liberty Tax Inc.	107	1,367
LifeLock Inc.	1,693	28,646	(a)
Regis Corp.	744	9,337	(a)
Service Corporation International	1,753	46,525
Sotheby’s	1,417	53,874
Weight Watchers International Inc.	562	5,800	(a)
		391,212
Specialized Finance—0.0%*
Marlin Business Services Corp.	174	3,372
NewStar Financial Inc.	492	4,777	(a)
On Deck Capital Inc.	978	5,575	(a)
		13,724
Specialized REITs—0.4%
American Tower Corp.	19,230	2,179,336
CatchMark Timber Trust Inc., Class A	789	9,223
Communications Sales & Leasing Inc.	1,240	38,948
CorEnergy Infrastructure Trust Inc.	246	7,215
CoreSite Realty Corp.	671	49,681
Corrections Corporation of America	1,072	14,869
Crown Castle International Corp.	15,252	1,436,891
Digital Realty Trust Inc.	6,639	644,780
DuPont Fabros Technology Inc.	1,496	61,710
EPR Properties	576	45,354
Equinix Inc.	3,213	1,157,483
Extra Space Storage Inc.	5,649	448,587
Farmland Partners Inc.	234	2,621
Four Corners Property Trust Inc.	883	18,834
InfraREIT Inc.	810	14,693
Iron Mountain Inc.	11,070	415,457
Lamar Advertising Co., Class A	751	49,048
Life Storage Inc.	422	37,533
National Storage Affiliates Trust	704	14,742
Potlatch Corp.	1,183	46,007
Public Storage	6,740	1,503,964
QTS Realty Trust Inc., Class A	933	49,309
Rayonier Inc.	1,107	29,380
The Geo Group Inc.	1,489	35,408
Weyerhaeuser Co.	33,839	1,080,818
		9,391,891
Specialty Chemicals—0.2%
A Schulman Inc.	577	16,802
Albemarle Corp.	5,174	442,325
Ashland Global Holdings Inc.	562	65,164
Balchem Corp.	628	48,689
Chase Corp.	141	9,746
Chemtura Corp.	1,276	41,866	(a)
Codexis Inc.	675	2,997	(a)
Ecolab Inc.	11,893	1,447,616

Ferro Corp.	1,673	23,104	(a)
Flotek Industries Inc.	1,049	15,252	(a)
FutureFuel Corp.	511	5,764
GCP Applied Technologies Inc.	1,423	40,299	(a)
HB Fuller Co.	1,004	46,656
Ingevity Corp.	855	39,415	(a)
Innophos Holdings Inc.	389	15,183
Innospec Inc.	473	28,763
International Flavors & Fragrances Inc.	3,567	509,974
KMG Chemicals Inc.	181	5,128
Kraton Corp.	595	20,849	(a)
Minerals Technologies Inc.	1,011	71,468
NewMarket Corp.	84	36,063
OMNOVA Solutions Inc.	854	7,208	(a)
PolyOne Corp.	2,437	82,395
PPG Industries Inc.	12,039	1,244,351
Quaker Chemical Corp.	259	27,436
Rayonier Advanced Materials Inc.	871	11,645
RPM International Inc.	1,204	64,679
Sensient Technologies Corp.	1,297	98,313
Stepan Co.	393	28,555
TerraVia Holdings Inc.	1,568	4,312	(a)
The Sherwin-Williams Co.	3,624	1,002,616
The Valspar Corp.	660	70,006
Valhi Inc.	555	1,276
		5,575,915
Specialty Stores—0.1%
Barnes & Noble Education Inc.	802	7,675	(a)
Barnes & Noble Inc.	1,274	14,396
Big 5 Sporting Goods Corp.	360	4,903
Build-A-Bear Workshop Inc.	274	2,839	(a)
Cabela’s Inc.	464	25,488	(a)
Dick’s Sporting Goods Inc.	796	45,149
Five Below Inc.	1,073	43,231	(a)
GNC Holdings Inc., Class A	1,348	27,526
Hibbett Sports Inc.	459	18,314	(a)
MarineMax Inc.	499	10,454	(a)
Office Depot Inc.	16,019	57,188
Party City Holdco Inc.	541	9,262	(a)
Sally Beauty Holdings Inc.	1,321	33,923	(a)
Signet Jewelers Ltd.	3,447	256,905
Sportsman’s Warehouse Holdings Inc.	518	5,450	(a)
Staples Inc.	29,902	255,662
The Container Store Group Inc.	311	1,561	(a)
Tiffany & Co.	4,842	351,675
Tractor Supply Co.	5,979	402,686
Ulta Salon Cosmetics & Fragrance Inc.	2,650	630,647	(a)
Vitamin Shoppe Inc.	485	13,022	(a)
West Marine Inc.	364	3,010	(a)
Winmark Corp.	43	4,537
		2,225,503
Steel—0.1%
AK Steel Holding Corp.	4,758	22,981	(a)
Allegheny Technologies Inc.	3,168	57,246
Ampco-Pittsburgh Corp.	164	1,819
Carpenter Technology Corp.	1,350	55,701
Cliffs Natural Resources Inc.	4,389	25,676	(a)

Commercial Metals Co.	3,343	54,123
Handy & Harman Ltd.	48	1,010	(a)
Haynes International Inc.	251	9,314
Nucor Corp.	14,375	710,844
Olympic Steel Inc.	182	4,022
Reliance Steel & Aluminum Co.	658	47,396
Ryerson Holding Corp.	218	2,461	(a)
Schnitzer Steel Industries Inc., Class A	521	10,889
Steel Dynamics Inc.	2,199	54,953
SunCoke Energy Inc.	1,301	10,434
TimkenSteel Corp.	798	8,339
United States Steel Corp.	1,523	28,724
Worthington Industries Inc.	1,301	62,487
		1,168,419
Systems Software—1.2%
A10 Networks Inc.	886	9,471	(a)
Barracuda Networks Inc.	445	11,339	(a)
CA Inc.	14,205	469,901
CommVault Systems Inc.	1,148	60,993	(a)
Fortinet Inc.	1,330	49,117	(a)
Gigamon Inc.	653	35,784	(a)
Imperva Inc.	576	30,937	(a)
Infoblox Inc.	1,133	29,877	(a)
Microsoft Corp.	352,295	20,292,192
Oracle Corp.	136,010	5,342,473
Progress Software Corp.	1,002	27,254	(a)
Proofpoint Inc.	817	61,152	(a)
Qualys Inc.	546	20,852	(a)
Rapid7 Inc.	400	7,060	(a)
Red Hat Inc.	8,196	662,483	(a)
SecureWorks Corp., Class A	103	1,289	(a)
Symantec Corp.	27,492	690,049
The Rubicon Project Inc.	747	6,185	(a)
TiVo Corp.	2,346	45,700	(a)
TubeMogul Inc.	442	4,142	(a)
Varonis Systems Inc.	215	6,472	(a)
VASCO Data Security International Inc.	609	10,725	(a)
		27,875,447
Technology Distributors—0.0%*
Agilysys Inc.	301	3,347	(a)
Anixter International Inc.	580	37,410	(a)
Arrow Electronics Inc.	825	52,775	(a)
Avnet Inc.	1,149	47,178
ePlus Inc.	126	11,896	(a)
Ingram Micro Inc., Class A	1,355	48,319
Insight Enterprises Inc.	732	23,826	(a)
PC Connection Inc.	223	5,892
ScanSource Inc.	500	18,250	(a)
SYNNEX Corp.	844	96,309
Systemax Inc.	220	1,742
Tech Data Corp.	1,015	85,981	(a)
		432,925
Technology Hardware, Storage & Peripherals—1.4%
3D Systems Corp.	3,118	55,968	(a)
Apple Inc.	243,617	27,540,902
Avid Technology Inc.	661	5,248	(a)
CPI Card Group Inc.	398	2,404

Cray Inc.	807	18,997	(a)
Diebold Inc.	2,051	50,844
Eastman Kodak Co.	343	5,145	(a)
Electronics for Imaging Inc.	940	45,985	(a)
Hewlett Packard Enterprise Co.	74,933	1,704,726
HP Inc.	77,345	1,201,168
Immersion Corp.	589	4,806	(a)
Lexmark International Inc., Class A	569	22,737
NCR Corp.	1,126	36,246	(a)
NetApp Inc.	12,803	458,604
Nimble Storage Inc.	1,276	11,267	(a)
Pure Storage Inc., Class A	1,368	18,536	(a)
Silicon Graphics International Corp.	731	5,629	(a)
Stratasys Ltd.	982	23,656	(a)
Super Micro Computer Inc.	774	18,088	(a)
USA Technologies Inc.	724	4,058	(a)
Western Digital Corp.	12,852	751,457
		31,986,471
Textiles—0.0%*
Culp Inc.	217	6,460
Unifi Inc.	314	9,241	(a)
		15,701
Thrifts & Mortgage Finance—0.0%*
Astoria Financial Corp.	1,840	26,864
Bank Mutual Corp.	825	6,336
BankFinancial Corp.	310	3,937
Bear State Financial Inc.	359	3,299
Beneficial Bancorp Inc.	1,396	20,535
BofI Holding Inc.	1,207	27,037	(a)
BSB Bancorp Inc.	153	3,585	(a)
Capitol Federal Financial Inc.	2,541	35,752
Charter Financial Corp.	269	3,465
Clifton Bancorp Inc.	434	6,636
Dime Community Bancshares Inc.	630	10,559
ESSA Bancorp Inc.	149	2,061
EverBank Financial Corp.	2,064	39,959
Federal Agricultural Mortgage Corp., Class C	170	6,715
First Defiance Financial Corp.	175	7,812
Flagstar Bancorp Inc.	413	11,461	(a)
Greene County Bancorp Inc.	77	1,284
Hingham Institution for Savings	25	3,462
Home Bancorp Inc.	113	3,164
HomeStreet Inc.	467	11,703	(a)
Impac Mortgage Holdings Inc.	161	2,124	(a)
Kearny Financial Corp.	1,835	24,974
Lake Sunapee Bank Group	154	2,783
LendingTree Inc.	128	12,404	(a)
Meridian Bancorp Inc.	959	14,932
Meta Financial Group Inc.	164	9,940
MGIC Investment Corp.	6,714	53,712	(a)
Nationstar Mortgage Holdings Inc.	618	9,152	(a)
New York Community Bancorp Inc.	4,415	62,825
NMI Holdings Inc., Class A	998	7,605	(a)
Northfield Bancorp Inc.	841	13,540
Northwest Bancshares Inc.	1,922	30,195
OceanFirst Financial Corp.	414	7,974
Ocwen Financial Corp.	2,018	7,406	(a)

Oritani Financial Corp.	779	12,246
PennyMac Financial Services Inc., Class A	456	7,756	(a)
PHH Corp.	1,060	15,317	(a)
Provident Financial Holdings Inc.	127	2,484
Provident Financial Services Inc.	1,222	25,943
Radian Group Inc.	4,248	57,560
SI Financial Group Inc.	213	2,812
Southern Missouri Bancorp Inc.	117	2,913
Territorial Bancorp Inc.	149	4,270
TrustCo Bank Corp.	1,687	11,961
United Community Financial Corp.	912	6,484
United Financial Bancorp Inc.	1,003	13,881
Walker & Dunlop Inc.	549	13,868	(a)
Walter Investment Management Corp.	335	1,360	(a)
Washington Federal Inc.	2,573	68,648
Waterstone Financial Inc.	497	8,444
Westfield Financial Inc.	301	2,303
WSFS Financial Corp.	576	21,018
		774,460
Tires & Rubber—0.0%*
Cooper Tire & Rubber Co.	1,072	40,758
The Goodyear Tire & Rubber Co.	11,701	377,942
		418,700
Tobacco—0.6%
Alliance One International Inc.	165	3,155	(a)
Altria Group Inc.	88,339	5,585,675
Philip Morris International Inc.	70,145	6,819,497
Reynolds American Inc.	37,274	1,757,469
Turning Point Brands Inc.	96	1,154	(a)
Universal Corp.	441	25,675
Vector Group Ltd.	1,852	39,878
		14,232,503
Trading Companies & Distributors—0.1%
Aircastle Ltd.	957	19,006
Applied Industrial Technologies Inc.	726	33,933
Beacon Roofing Supply Inc.	1,196	50,316	(a)
BMC Stock Holdings Inc.	1,101	19,521	(a)
CAI International Inc.	316	2,613	(a)
DXP Enterprises Inc.	258	7,273	(a)
Fastenal Co.	12,935	540,424
GATX Corp.	1,188	52,925
GMS Inc.	141	3,135	(a)
H&E Equipment Services Inc.	637	10,676
Kaman Corp.	535	23,497
Lawson Products Inc.	125	2,216	(a)
MRC Global Inc.	1,871	30,741	(a)
MSC Industrial Direct Company Inc., Class A	405	29,731
Neff Corp., Class A	198	1,881	(a)
NOW Inc.	3,119	66,840	(a)
Rush Enterprises Inc., Class A	588	14,394	(a)
Rush Enterprises Inc., Class B	129	3,136	(a)
SiteOne Landscape Supply Inc.	233	8,372	(a)
Textainer Group Holdings Ltd.	467	3,498
Titan Machinery Inc.	349	3,630	(a)
United Rentals Inc.	3,851	302,265	(a)
Univar Inc.	859	18,769	(a)
Veritiv Corp.	160	8,027	(a)

Watsco Inc.	234	32,971
Willis Lease Finance Corp.	81	1,925	(a)
WW Grainger Inc.	2,512	564,798
		1,856,513
Trucking—0.0%*
ArcBest Corp.	491	9,339
Avis Budget Group Inc.	854	29,215	(a)
Celadon Group Inc.	555	4,851
Covenant Transportation Group Inc., Class A	237	4,581	(a)
Heartland Express Inc.	916	17,294
JB Hunt Transport Services Inc.	3,927	318,637
Knight Transportation Inc.	1,341	38,473
Landstar System Inc.	381	25,938
Marten Transport Ltd.	456	9,576
Old Dominion Freight Line Inc.	630	43,224	(a)
PAM Transportation Services Inc.	35	701	(a)
Roadrunner Transportation Systems Inc.	615	4,908	(a)
Ryder System Inc.	2,527	166,656
Saia Inc.	504	15,100	(a)
Swift Transportation Co.	1,503	32,269	(a)
Universal Logistics Holdings Inc.	169	2,268
USA Truck Inc.	173	1,771	(a)
Werner Enterprises Inc.	1,292	30,065
YRC Worldwide Inc.	655	8,070	(a)
		762,936
Water Utilities—0.0%*
American States Water Co.	733	29,357
American Water Works Company Inc.	7,998	598,570
Aqua America Inc.	1,607	48,981
Artesian Resources Corp., Class A	156	4,452
California Water Service Group	964	30,935
Connecticut Water Service Inc.	216	10,742
Middlesex Water Co.	318	11,206
SJW Corp.	328	14,327
The York Water Co.	260	7,712
		756,282
Wireless Telecommunication Services—0.0%*
Boingo Wireless Inc.	716	7,361	(a)
Leap Wireless International Inc.	1,991	6,321
NII Holdings Inc.	1,100	3,663	(a)
Shenandoah Telecommunications Co.	925	25,169
Spok Holdings Inc.	415	7,395
Telephone & Data Systems Inc.	849	23,076
		72,985

Total Domestic Equity (Cost $622,547,776)		872,644,715
Foreign Equity—25.3%
Common Stock—25.0%
Advertising—0.1%
Cheil Worldwide Inc.	2,021	29,360
Dentsu Inc.	7,900	398,647
Hakuhodo DY Holdings Inc.	8,600	100,043
JCDecaux S.A.	2,402	77,688
Publicis Groupe S.A.	6,697	506,656
REA Group Ltd.	842	36,373
WPP PLC	41,137	969,346
		2,118,113

Aerospace & Defense—0.2%
Airbus Group SE	18,210	1,101,803
AviChina Industry & Technology Company Ltd., Class H	76,000	51,150
BAE Systems PLC	97,580	664,204
Bombardier Inc., Class B	51,880	71,055	(a)
CAE Inc.	8,733	123,794
Cobham PLC	37,409	81,493
Embraer S.A.	22,900	98,752
Korea Aerospace Industries Ltd.	1,660	115,003
Leonardo-Finmeccanica S.p.A.	15,038	170,518	(a)
Meggitt PLC	16,811	98,487
Rolls-Royce Holdings PLC	58,305	545,315	(a)
Safran S.A.	10,140	729,301
Singapore Technologies Engineering Ltd.	63,000	149,246
Thales S.A.	3,301	304,155
Zodiac Aerospace	6,235	151,874
		4,456,150
Agricultural & Farm Machinery—0.0%*
CNH Industrial N.V.	35,038	250,823
Kubota Corp.	37,000	553,000
		803,823
Agricultural Products—0.0%*
Charoen Pokphand Indonesia Tbk PT	289,500	77,638
Felda Global Ventures Holdings Bhd	47,900	27,103
Genting Plantations Bhd	8,500	22,609
Golden Agri-Resources Ltd.	218,900	56,995
IOI Corporation Bhd	127,900	137,627
Kuala Lumpur Kepong Bhd	18,200	105,534
Wilmar International Ltd.	66,200	156,341
		583,847
Air Freight & Logistics—0.1%
Bollore S.A.	31,468	109,451
Deutsche Post AG	32,236	1,007,830
Hyundai Glovis Company Ltd.	540	88,746
Royal Mail PLC	25,195	160,205
Yamato Holdings Company Ltd.	10,800	249,936
		1,616,168
Airlines—0.1%
Air China Ltd., Class H	70,000	47,022
AirAsia Bhd	48,500	32,720
ANA Holdings Inc.	46,000	124,329
Cathay Pacific Airways Ltd.	24,000	33,420
China Airlines Ltd.	104,000	31,022
China Southern Airlines Company Ltd., H Shares	52,000	29,165
Deutsche Lufthansa AG	8,754	97,443
easyJet PLC	5,802	75,896
Eva Airways Corp.	78,301	35,721
International Consolidated Airlines Group S.A.	28,978	150,322
Japan Airlines Company Ltd.	4,100	119,804
Korean Air Lines Company Ltd.	1,579	50,108	(a)
Latam Airlines Group S.A.	11,360	88,099	(a)
Qantas Airways Ltd.	12,651	30,205
Singapore Airlines Ltd.	19,000	146,459
Turk Hava Yollari AO	23,896	40,932	(a)
		1,132,667

Airport Services—0.1%
Aena S.A.	2,198	324,326	(d)
Aeroports de Paris	1,084	107,543
Airports of Thailand PCL NVDR	16,100	185,394
Auckland International Airport Ltd.	32,076	171,444
Beijing Capital International Airport Company Ltd., Class H	64,000	72,533
Fraport AG Frankfurt Airport Services Worldwide	1,434	78,457
Grupo Aeroportuario del Pacifico SAB de C.V., Class B	10,700	101,911
Grupo Aeroportuario del Sureste SAB de C.V., Class B	7,500	109,914
Japan Airport Terminal Company Ltd.	1,400	53,019
Malaysia Airports Holdings Bhd	36,000	56,931
Sydney Airport	37,110	197,937
TAV Havalimanlari Holding AS	6,264	25,822
		1,485,231
Alternative Carriers—0.0%*
Iliad S.A.	975	204,678
Inmarsat PLC	16,632	152,315
Intelsat S.A.	516	1,398	(a)
		358,391
Aluminum—0.0%*
Alumina Ltd.	91,959	102,743
Aluminum Corporation of China Ltd., Class H	152,000	55,070	(a)
Hindalco Industries Ltd.	39,321	90,212
Norsk Hydro ASA	48,652	209,709
		457,734
Apparel Retail—0.1%
ABC-Mart Inc.	1,000	67,743
Fast Retailing Company Ltd.	1,900	605,846
Hennes & Mauritz AB, Class B	30,962	874,571
Industria de Diseno Textil S.A.	36,216	1,343,085
Mr Price Group Ltd.	8,676	95,743
Shimamura Company Ltd.	800	96,855
The Foschini Group Ltd.	7,946	80,608
Truworths International Ltd.	16,496	85,172
		3,249,623
Apparel, Accessories & Luxury Goods—0.3%
Adidas AG	6,520	1,132,049
Burberry Group PLC	12,634	226,315
Christian Dior SE	1,807	323,999
Cie Financiere Richemont S.A.	16,654	1,017,038
Gildan Activewear Inc.	9,242	257,658
Hermes International	887	361,095
HUGO BOSS AG	2,221	122,864
Kering	2,601	524,825
Li & Fung Ltd.	228,000	116,705
LPP S.A.	33	33,925
Luxottica Group S.p.A.	6,436	307,538
LVMH Moet Hennessy Louis Vuitton SE	9,382	1,600,502
Michael Kors Holdings Ltd.	7,640	357,476	(a)
Pandora A/S	3,837	463,848
Shenzhou International Group Holdings Ltd.	16,000	111,398
The Swatch Group AG	889	251,917
The Swatch Group AG	1,612	89,796
		7,298,948
Application Software—0.2%
Constellation Software Inc.	673	302,854
Dassault Systemes	5,024	436,038

Gemalto N.V.	3,114	199,752
Globant S.A.	514	21,650	(a)
Mobileye N.V.	5,500	234,135	(a)
Nice Ltd.	2,227	148,918
Open Text Corp.	4,812	311,146
SAP SE	32,889	2,990,857
Sapiens International Corporation N.V.	487	6,219
The Sage Group PLC	37,466	359,172
		5,010,741
Asset Management & Custody Banks—0.1%
3i Group PLC	31,087	262,685
Aberdeen Asset Management PLC	18,224	77,245
Brait SE	12,888	103,545	(a)
Brookfield Asset Management Inc., Class A	29,639	1,040,325
CETIP SA—Mercados Organizados	8,013	105,760
China Cinda Asset Management Company Ltd., Class H	422,000	149,083
CI Financial Corp.	7,514	143,905
Coronation Fund Managers Ltd.	10,031	51,237
Hargreaves Lansdown PLC	9,137	151,092
IGM Financial Inc.	4,620	124,512
Julius Baer Group Ltd.	7,628	311,053	(a)
Mirae Asset Securities Company Ltd.	3,222	66,555
OM Asset Management PLC	742	10,321
Partners Group Holding AG	704	355,849
SBI Holdings Inc.	7,800	92,123
Schroders PLC	4,311	150,976
		3,196,266
Auto Parts & Equipment—0.3%
Aisin Seiki Company Ltd.	6,300	285,869
Bharat Forge Ltd.	4,436	60,700
Bosch Ltd.	136	46,532
Continental AG	3,487	733,383
Delphi Automotive PLC	12,248	873,527
Denso Corp.	16,400	647,805
GKN PLC	61,788	257,081
Hanon Systems	6,000	67,554
Hyundai Mobis Company Ltd.	2,290	571,798
Hyundai Wia Corp.	332	26,105
Koito Manufacturing Company Ltd.	4,000	192,762
Magna International Inc.	13,581	581,991
Motherson Sumi Systems Ltd.	6,492	31,066
NGK Spark Plug Company Ltd.	7,000	122,145
NHK Spring Company Ltd.	6,000	57,651
NOK Corp.	4,000	86,545
Stanley Electric Company Ltd.	5,300	141,679
Sumitomo Electric Industries Ltd.	19,900	278,264
Toyoda Gosei Company Ltd.	2,500	57,596
Toyota Industries Corp.	5,600	257,147
Valeo S.A.	8,823	514,901
		5,892,101
Automobile Manufacturers—0.7%
Astra International Tbk PT	702,900	444,328
Bayerische Motoren Werke AG	10,579	889,392
Brilliance China Automotive Holdings Ltd.	122,000	136,850
BYD Company Ltd., Class H	19,500	127,973	(a)
Chongqing Changan Automobile Company Ltd., Class B	30,000	48,892

Daimler AG	31,508	2,220,479
Dongfeng Motor Group Company Ltd., Class H	114,000	113,913
Ferrari N.V.	3,488	181,213
Fiat Chrysler Automobiles N.V.	34,881	221,476
Ford Otomotiv Sanayi AS	2,547	26,873
Fuji Heavy Industries Ltd.	20,700	767,575
Geely Automobile Holdings Ltd.	250,000	223,055
Great Wall Motor Company Ltd., Class H	124,500	121,194
Guangzhou Automobile Group Company Ltd., Class H	82,000	105,408
Honda Motor Company Ltd.	52,800	1,505,555
Hyundai Motor Co.	4,756	585,135
Isuzu Motors Ltd.	18,600	216,646
Kia Motors Corp.	8,487	324,808
Mahindra & Mahindra Ltd.	11,419	240,797
Maruti Suzuki India Ltd.	1,900	156,674
Mazda Motor Corp.	19,100	288,862
Mitsubishi Motors Corp.	21,900	101,428
Nissan Motor Company Ltd.	75,800	735,581
Peugeot S.A.	15,358	234,640	(a)
Renault S.A.	5,433	446,564
Suzuki Motor Corp.	11,700	388,209
Tata Motors Ltd.	33,690	270,512
Tofas Turk Otomobil Fabrikasi AS	4,588	33,485
Toyota Motor Corp.	87,900	5,016,285
UMW Holdings Bhd	21,300	30,028
Volkswagen AG	1,146	166,329
Yulon Motor Company Ltd.	32,000	28,125
		16,398,284
Automotive Retail—0.0%*
Hotai Motor Company Ltd.	9,000	105,230
USS Company Ltd.	7,800	130,790
		236,020
Biotechnology—0.2%
Actelion Ltd.	3,446	597,913	(a)
Axovant Sciences Ltd.	492	6,888	(a)
Celltrion Inc.	2,688	259,684	(a)
CSL Ltd.	15,656	1,281,941
Genmab A/S	1,800	306,975	(a)
Grifols S.A.	8,975	193,452
Prothena Corporation PLC	696	41,739	(a)
Shire PLC	30,175	1,959,082
XBiotech Inc.	351	4,725	(a)
		4,652,399
Brewers—0.4%
AMBEV S.A.	136,211	830,972
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,317	50,361
Anheuser-Busch InBev S.A.	26,278	3,443,340
Asahi Group Holdings Ltd.	10,100	365,641
Carlsberg A/S, Class B	3,979	379,527
China Resources Beer Holdings Company Ltd.	48,000	101,868	(a)
Cia Cervecerias Unidas S.A.	3,906	39,480
Heineken Holding N.V.	3,184	255,410
Heineken N.V.	7,858	691,542
Kirin Holdings Company Ltd.	27,900	460,523
SABMiller PLC	31,710	1,851,548
Tsingtao Brewery Company Ltd., Class H	14,000	54,513
		8,524,725

Broadcasting—0.1%
Astro Malaysia Holdings Bhd	30,600	20,200
BEC World PCL NVDR	35,500	22,540
Central European Media Enterprises Ltd., Class A	1,533	3,541	(a)
Global Mediacom Tbk PT	224,500	15,310
Grupo Televisa SAB	84,024	432,417
ITV PLC	120,963	294,149
Media Nusantara Citra Tbk PT	154,000	23,836
ProSiebenSat.1 Media SE	7,909	338,816
RTL Group S.A.	1,661	138,000	(a)
Zee Entertainment Enterprises Ltd.	20,876	171,056
		1,459,865
Building Products—0.2%
Allegion PLC	4,451	306,718
Asahi Glass Company Ltd.	30,000	192,564
Assa Abloy AB, Class B	32,002	651,067
Caesarstone Ltd.	480	18,101	(a)
Cie de Saint-Gobain	15,695	678,535
Daikin Industries Ltd.	7,800	720,267
Geberit AG	1,262	553,801
KCC Corp.	194	69,666
LIXIL Group Corp.	10,400	221,526
TOTO Ltd.	4,500	168,642
		3,580,887
Cable & Satellite—0.2%
Altice N.V. Class A	15,310	274,770	(a)
Altice N.V. Class B	140	2,522	(a)
Cyfrowy Polsat S.A.	6,693	42,844	(a)
Eutelsat Communications S.A.	5,802	120,169
Naspers Ltd., Class N	14,264	2,463,786
SES S.A.	9,706	238,167
Shaw Communications Inc., Class B	15,097	308,430
Sky PLC	36,036	418,488
Telenet Group Holding N.V.	1,897	98,982	(a)
		3,968,158
Casinos & Gaming—0.1%
Aristocrat Leisure Ltd.	10,992	132,988
Berjaya Sports Toto Bhd	26,072	20,868
Crown Resorts Ltd.	12,361	124,011
Galaxy Entertainment Group Ltd.	82,000	308,718
Genting Bhd	88,600	169,894
Genting Malaysia Bhd	109,600	120,585
Genting Singapore PLC	165,000	90,762
Kangwon Land Inc.	4,050	144,518
MGM China Holdings Ltd.	39,200	68,029
OPAP S.A.	10,054	84,966
Paddy Power Betfair PLC	2,000	226,333
Sands China Ltd.	89,600	388,739
SJM Holdings Ltd.	82,000	60,263
Tabcorp Holdings Ltd.	30,325	115,567
Tatts Group Ltd.	55,779	155,800
William Hill PLC	36,050	142,454
Wynn Macau Ltd.	66,400	109,926
		2,464,421
Coal & Consumable Fuels—0.0%*
Adaro Energy Tbk PT	538,500	49,720
Banpu PCL NVDR	38,000	17,218

Cameco Corp.	14,809	126,314
China Coal Energy Company Ltd., Class H	86,000	46,460	(a)
China Shenhua Energy Company Ltd.	133,500	260,943
Coal India Ltd.	18,723	90,831
Exxaro Resources Ltd.	4,703	28,937
United Tractors Tbk PT	63,000	85,442
Yanzhou Coal Mining Company Ltd., Class H	102,000	68,649
		774,514
Commercial Printing—0.0%*
Dai Nippon Printing Company Ltd.	14,000	136,316
Toppan Printing Company Ltd.	21,000	188,298
		324,614
Commodity Chemicals—0.2%
Asahi Kasei Corp.	38,000	300,503
Formosa Chemicals & Fibre Corp.	113,540	305,352
Formosa Plastics Corp.	115,960	287,814
Hanwha Chemical Corp.	3,760	82,619
Hyosung Corp.	768	90,652
Indorama Ventures PCL NVDR	55,500	45,249
Kaneka Corp.	8,000	62,805
Kumho Petrochemical Company Ltd.	572	36,303
Kuraray Company Ltd.	14,900	219,384
LG Chem Ltd.	1,269	278,262
Lotte Chemical Corp.	473	127,983
Methanex Corp.	3,627	128,991
Mexichem SAB de C.V.	41,600	93,137
Mitsui Chemicals Inc.	34,000	160,154
Nan Ya Plastics Corp.	182,850	361,669
Orica Ltd.	15,476	180,014
Petronas Chemicals Group Bhd	112,500	180,903
PTT Global Chemical PCL NVDR	62,900	106,649
Sinopec Shanghai Petrochemical Company Ltd., Class H	129,000	65,033
Synthos S.A.	17,899	20,343	(a)
Teijin Ltd.	3,800	73,099
Toray Industries Inc.	42,000	406,044
		3,612,962
Communications Equipment—0.1%
ARRIS International PLC	1,723	48,812	(a)
Nokia Oyj	188,608	1,093,702
Silicom Ltd.	112	4,637
Telefonaktiebolaget LM Ericsson, Class B	90,438	653,948
ZTE Corp., Class H	29,280	42,584
		1,843,683
Computer & Electronics Retail—0.0%*
Dixons Carphone PLC	29,880	143,030
GOME Electrical Appliances Holding Ltd.	456,000	55,854
Yamada Denki Company Ltd.	25,500	125,907
		324,791
Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	7,044	212,942
Arabtec Holding PJSC	92,375	36,970	(a)
Boskalis Westminster	2,811	100,156
Bouygues S.A.	6,436	213,331
China Communications Construction Company Ltd., Class H	166,000	174,434
China Railway Construction Corporation Ltd., Class H	73,500	83,394
China Railway Group Ltd., Class H	149,000	107,582
China State Construction International Holdings Ltd.	66,000	86,798

CIMIC Group Ltd.	4,164	91,580
Daelim Industrial Company Ltd.	460	34,625
Daewoo Engineering & Construction Company Ltd.	5,220	30,144	(a)
Ferrovial S.A.	16,750	356,708
Gamuda Bhd	63,600	75,357
GS Engineering & Construction Corp.	2,019	53,805	(a)
Hyundai Development Co-Engineering & Construction	2,420	112,722
Hyundai Engineering & Construction Company Ltd.	1,499	53,421
IJM Corporation Bhd	83,000	64,425
JGC Corp.	8,000	137,856
Kajima Corp.	27,000	187,705
Larsen & Toubro Ltd.	13,482	290,983
Obayashi Corp.	21,000	206,755
Shimizu Corp.	23,000	204,414
Skanska AB, Class B	12,464	291,400
SNC-Lavalin Group Inc.	6,167	241,800
Taisei Corp.	35,000	260,949
Vinci S.A.	17,265	1,321,692
		5,031,948
Construction Machinery & Heavy Trucks—0.1%
Alstom S.A.	5,826	154,155	(a)
CRRC Corporation Ltd., Class H	164,950	148,873
Eicher Motors Ltd.	567	211,986
Hino Motors Ltd.	10,000	105,762
Hitachi Construction Machinery Company Ltd.	4,100	80,935
Hyundai Heavy Industries Company Ltd.	1,548	193,966	(a)
Komatsu Ltd.	31,700	718,427
Samsung Heavy Industries Company Ltd.	3,107	26,433	(a)
SembCorp Marine Ltd.	38,000	36,371
Volvo AB, Class B	50,731	579,705
Weichai Power Company Ltd., Class H	36,000	48,273
Yangzijiang Shipbuilding Holdings Ltd.	82,000	45,106
		2,349,992
Construction Materials—0.2%
ACC Ltd.	1,972	47,741
Ambuja Cements Ltd.	22,724	85,906
Anhui Conch Cement Company Ltd., Class H	52,000	142,471
Asia Cement Corp.	78,030	68,208
Boral Ltd.	33,016	170,542
Cementos Argos S.A.	13,625	54,311
Cemex SAB de C.V.	476,070	378,573	(a)
China National Building Material Company Ltd., Class H	126,000	55,885
CRH PLC	28,530	954,326
Fletcher Building Ltd.	25,315	197,529
Grupo Argos S.A.	11,233	72,624
HeidelbergCement AG	5,149	486,582
Imerys S.A.	1,254	90,600
Indocement Tunggal Prakarsa Tbk PT	55,500	73,782
James Hardie Industries PLC	17,203	267,505
Lafarge Malaysia Bhd	13,800	26,429
LafargeHolcim Ltd.	14,133	765,404	(a)
Semen Indonesia Persero Tbk PT	110,500	85,515
Taiheiyo Cement Corp.	47,000	134,133
Taiwan Cement Corp.	134,000	152,401
The Siam Cement PCL	7,500	112,121
The Siam Cement PCL NVDR	8,400	125,091
Titan Cement Company S.A.	1,510	35,602
Ultratech Cement Ltd.	1,319	76,331
		4,659,612

Consumer Electronics—0.1%
Casio Computer Company Ltd.	8,300	114,994
Garmin Ltd.	5,207	250,509
LG Electronics Inc.	4,419	192,192
Nikon Corp.	13,600	201,989
Panasonic Corp.	72,500	717,375
Sony Corp.	40,400	1,313,753
		2,790,812
Consumer Finance—0.0%*
Acom Company Ltd.	16,000	74,735	(a)
AEON Financial Service Company Ltd.	2,900	50,259
Credit Saison Company Ltd.	6,100	100,537
Gentera SAB de C.V.	41,300	74,753
Mahindra & Mahindra Financial Services Ltd.	10,172	55,841
Provident Financial PLC	5,000	196,993
Samsung Card Company Ltd.	1,450	65,960
Shriram Transport Finance Company Ltd.	4,730	82,978
		702,056
Copper—0.0%*
Antofagasta PLC	12,579	85,622
First Quantum Minerals Ltd.	21,644	178,850
Jiangxi Copper Company Ltd., Class H	61,000	69,683
KGHM Polska Miedz S.A.	5,917	115,176
		449,331
Data Processing & Outsourced Services—0.1%
Amadeus IT Group S.A.	14,654	732,339
Cielo S.A.	36,254	362,780
Computershare Ltd.	18,369	145,067
EVERTEC Inc.	1,278	21,445
Travelport Worldwide Ltd.	2,313	34,765
		1,296,396
Department Stores—0.1%
El Puerto de Liverpool SAB de C.V.	6,900	72,375
Hyundai Department Store Company Ltd.	375	40,348
Isetan Mitsukoshi Holdings Ltd.	14,800	144,544
J Front Retailing Company Ltd.	9,000	116,872
Lojas Renner S.A.	26,500	199,595
Lotte Shopping Company Ltd.	446	83,624
Marks & Spencer Group PLC	53,208	228,847
Marui Group Company Ltd.	8,400	110,158
Matahari Department Store Tbk PT	50,000	70,780
Next PLC	4,852	301,019
SACI Falabella	27,761	203,075
Shinsegae Inc.	309	50,922
Takashimaya Company Ltd.	10,000	81,568
Woolworths Holdings Ltd.	35,874	201,633
		1,905,360
Distillers & Vintners—0.2%
Diageo PLC	79,882	2,293,763
Pernod Ricard S.A.	6,647	786,954
Remy Cointreau S.A.	964	82,302
Treasury Wine Estates Ltd.	23,696	200,192
United Spirits Ltd.	3,069	113,854	(a)
		3,477,065
Distributors—0.0%*
Imperial Holdings Ltd.	6,577	79,926
Jardine Cycle & Carriage Ltd.	4,444	139,599
		219,525

Diversified Banks—3.0%
Abu Dhabi Commercial Bank PJSC	90,716	159,303
Agricultural Bank of China Ltd., Class H	654,000	279,950
Akbank TAS	81,386	218,064
Alior Bank S.A.	1,742	21,123	(a)
Alliance Financial Group Bhd	47,100	42,368
Alpha Bank AE	47,969	79,783	(a)
AMMB Holdings Bhd	71,600	70,812
Aozora Bank Ltd.	41,000	140,493
Australia & New Zealand Banking Group Ltd.	96,246	2,035,012
Axis Bank Ltd.	54,881	447,588
Banco Bilbao Vizcaya Argentaria S.A.	200,833	1,214,697
Banco Bradesco S.A.	12,284	107,192
Banco de Chile	409,956	45,730
Banco de Credito e Inversiones	1,111	50,339
Banco de Sabadell S.A.	182,294	233,543
Banco do Brasil S.A.	29,600	207,729
Banco Latinoamericano de Comercio Exterior S.A., Class E	607	17,105
Banco Popular Espanol S.A.	138,358	171,191
Banco Santander Brasil S.A.	15,321	103,748
Banco Santander Chile	2,798,504	144,361
Banco Santander S.A.	472,979	2,097,964
Bangkok Bank PCL	12,800	60,029
Bangkok Bank PCL NVDR	1,300	6,097
Bank Central Asia Tbk PT	439,500	528,707
Bank Danamon Indonesia Tbk PT	138,000	42,824
Bank Handlowy w Warszawie S.A.	1,235	24,527
Bank Hapoalim BM	44,492	252,099
Bank Leumi Le-Israel BM	47,822	181,622	(a)
Bank Mandiri Persero Tbk PT	301,400	258,653
Bank Millennium S.A.	17,468	25,604	(a)
Bank Negara Indonesia Persero Tbk PT	294,500	125,238
Bank of China Ltd., Class H	2,668,000	1,217,739
Bank of Communications Company Ltd., Class H	277,000	211,073
Bank of Ireland	888,173	185,652	(a)
Bank of Montreal	21,498	1,406,264
Bank of the Philippine Islands	28,542	61,798
Bank Pekao S.A.	5,497	177,663
Bank Rakyat Indonesia Persero Tbk PT	367,100	343,163
Bank Zachodni WBK S.A.	987	80,214
Bankia S.A.	187,778	154,048
Bankinter S.A.	21,316	151,683
Barclays Africa Group Ltd.	16,356	179,602
Barclays PLC	562,236	1,225,518
BDO Unibank Inc.	56,200	127,245
BNP Paribas S.A.	33,460	1,721,060
BOC Hong Kong Holdings Ltd.	104,000	351,317
CaixaBank S.A.	82,136	207,593
Canadian Imperial Bank of Commerce	13,375	1,035,297
Chang Hwa Commercial Bank Ltd.	219,100	112,187
China CITIC Bank Corporation Ltd., Class H	336,000	223,106
China Construction Bank Corp., Class H	2,794,000	2,071,377
China Development Financial Holding Corp.	406,000	103,619
China Merchants Bank Company Ltd., Class H	131,231	330,618
China Minsheng Banking Corporation Ltd., Class H	244,200	281,480
CIMB Group Holdings Bhd	123,000	140,087
Commercial International Bank Egypt SAE	34,995	188,178

Commerzbank AG	36,239	233,682
Commonwealth Bank of Australia	55,367	3,067,560
Credicorp Ltd.	1,351	205,649
Credit Agricole S.A.	35,241	347,643
CTBC Financial Holding Company Ltd.	556,168	322,925
Danske Bank A/S	20,241	590,800
DBS Group Holdings Ltd.	48,800	550,832
DNB ASA	35,006	458,582
Doha Bank QSC	4,274	43,655
Dubai Islamic Bank PJSC	56,399	83,224
E.Sun Financial Holding Company Ltd.	225,869	128,623
Erste Group Bank AG	9,534	282,483	(a)
Eurobank Ergasias S.A.	2,173	1,241	(a)
First Financial Holding Company Ltd.	292,320	155,274
First Gulf Bank PJSC	25,788	82,847
Grupo Financiero Banorte SAB de C.V., Class O	84,000	441,799
Grupo Financiero Inbursa SAB de C.V., Class O	94,700	149,731
Grupo Financiero Santander Mexico SAB de C.V., Class B	68,900	121,114
Hana Financial Group Inc.	9,676	244,678
Hang Seng Bank Ltd.	26,000	464,289
Hong Leong Bank Bhd	22,500	71,382
Hong Leong Financial Group Bhd	8,200	30,575
HSBC Holdings PLC	642,237	4,827,896
Hua Nan Financial Holdings Company Ltd.	246,391	126,161
ICICI Bank Ltd.	47,185	178,875
Industrial & Commercial Bank of China Ltd., Class H	2,536,000	1,585,828
Industrial Bank of Korea	6,426	69,724
ING Groep N.V.	130,297	1,609,241
Intesa Sanpaolo S.p.A.	18,145	38,009
Intesa Sanpaolo S.p.A.	422,956	938,278
Itau CorpBanca	5,524,790	49,822
Japan Post Bank Company Ltd.	14,500	171,110
Kasikornbank PCL	38,000	205,628
Kasikornbank PCL NVDR	25,000	135,281
KB Financial Group Inc.	13,042	448,213
KBC Group N.V.	7,865	458,021	(a)
Komercni Banka AS	2,365	81,862
Krung Thai Bank PCL NVDR	138,400	70,298
Lloyds Banking Group PLC	2,012,402	1,425,997
Malayan Banking Bhd	68,900	124,955
Masraf Al Rayan QSC	18,301	178,387
mBank S.A.	587	52,414	(a)
Mega Financial Holding Company Ltd.	315,192	221,722
Metropolitan Bank & Trust Co.	17,411	30,625
Mitsubishi UFJ Financial Group Inc.	420,200	2,095,917
Mizrahi Tefahot Bank Ltd.	4,951	62,876
Mizuho Financial Group Inc.	773,800	1,288,329
National Australia Bank Ltd.	87,156	1,858,822
National Bank of Abu Dhabi PJSC	25,568	63,903
National Bank of Canada	10,963	388,053
National Bank of Greece S.A.	1,560	323	(a)
Natixis S.A.	35,140	163,845
Nedbank Group Ltd.	9,395	151,912
Nordea Bank AB	88,046	875,075
OTP Bank PLC	8,571	224,390
Oversea-Chinese Banking Corporation Ltd.	76,375	484,538
Piraeus Bank S.A.	840	126	(a)

Powszechna Kasa Oszczednosci Bank Polski S.A.	35,676	243,380
Public Bank Bhd	81,840	392,230
Qatar Islamic Bank SAQ	3,300	95,140
Qatar National Bank SAQ	7,544	323,137
Raiffeisen Bank International AG	5,172	78,786	(a)
RHB Bank Bhd	34,822	39,154
Royal Bank of Canada	49,042	3,032,264
Royal Bank of Scotland Group PLC	116,212	269,915	(a)
Sberbank of Russia PJSC ADR	88,322	828,284
Shinhan Financial Group Company Ltd.	14,787	539,064
SinoPac Financial Holdings Company Ltd.	324,436	95,740
Skandinaviska Enskilda Banken AB, Class A	46,511	467,966
Societe Generale S.A.	25,554	883,927
Standard Bank Group Ltd.	39,937	408,540
Standard Chartered PLC	113,293	924,654	(a)
State Bank of India	58,990	223,272
Sumitomo Mitsui Financial Group Inc.	43,600	1,455,271
Sumitomo Mitsui Trust Holdings Inc.	10,500	339,061
Svenska Handelsbanken AB, Class A	50,030	688,486
Swedbank AB, Class A	28,962	681,507
Taishin Financial Holding Company Ltd.	269,038	99,992
Taiwan Business Bank	163,289	41,518
Taiwan Cooperative Financial Holding Company Ltd.	281,262	124,276
The Bank of East Asia Ltd.	40,000	162,198
The Bank of Nova Scotia	39,939	2,112,657
The Commercial Bank QSC	3,901	41,345
The Siam Commercial Bank PCL NVDR	60,100	256,704
The Toronto-Dominion Bank	60,715	2,690,540
TMB Bank PCL NVDR	250,000	15,296
Turkiye Garanti Bankasi AS	68,113	180,457
Turkiye Halk Bankasi AS	25,730	78,201
Turkiye Is Bankasi, Class C	27,410	43,389
Turkiye Vakiflar Bankasi Tao, Class D	28,976	44,323
UniCredit S.p.A.	173,837	404,782
Unione di Banche Italiane SpA	32,708	75,352
United Overseas Bank Ltd.	37,600	519,277
VTB Bank PJSC GDR	85,999	191,434
Westpac Banking Corp.	105,590	2,384,490
Woori Bank	10,759	111,366
Yapi ve Kredi Bankasi AS	34,531	42,233	(a)
		72,075,728
Diversified Capital Markets—0.1%
China Everbright Ltd.	36,000	73,616
Credit Suisse Group AG	63,438	831,748	(a)
Deutsche Bank AG	45,238	588,201	(a)
Investec Ltd.	5,853	35,911
Investec PLC	16,614	101,649
UBS Group AG	115,211	1,572,356
		3,203,481
Diversified Chemicals—0.2%
Arkema S.A.	2,771	256,598
BASF SE	30,188	2,582,053
Daicel Corp.	11,000	137,629
Incitec Pivot Ltd.	61,205	132,081
Lanxess AG	3,347	208,003
Mitsubishi Chemical Holdings Corp.	45,800	284,121
Mitsubishi Gas Chemical Company Inc.	7,000	99,610

OCI Company Ltd.	643	54,588	(a)
Solvay S.A.	2,328	269,338
Sumitomo Chemical Company Ltd.	50,000	219,721
		4,243,742
Diversified Metals & Mining—0.4%
Anglo American PLC	47,262	594,042	(a)
BHP Billiton Ltd.	103,238	1,768,085
BHP Billiton PLC	60,023	906,400
Boliden AB	11,175	262,960
Ferroglobe PLC	1,316	11,883
Glencore PLC	387,241	1,067,170	(a)
Grupo Mexico SAB de C.V., Class B	98,250	240,732
Korea Zinc Company Ltd.	341	148,927
Mitsubishi Materials Corp.	2,800	75,762
MMC Norilsk Nickel PJSC ADR	20,445	328,142
Rio Tinto Ltd.	12,764	504,109
Rio Tinto PLC	38,910	1,301,257
South32 Ltd.	188,208	347,103
Sumitomo Metal Mining Company Ltd.	13,000	177,993
Teck Resources Ltd., Class B	18,681	336,166
Turquoise Hill Resources Ltd.	29,112	85,946	(a)
Vedanta Ltd.	42,022	108,905
		8,265,582
Diversified Real Estate Activities—0.3%
Aldar Properties PJSC	118,736	86,312
Ayala Land Inc.	254,600	206,063
Barwa Real Estate Co.	6,158	57,235
CapitaLand Ltd.	75,000	176,024
City Developments Ltd.	16,000	106,436
Daito Trust Construction Company Ltd.	2,500	399,324
Daiwa House Industry Company Ltd.	19,800	538,774
Ezdan Holding Group QSC	23,752	109,564
Hang Lung Properties Ltd.	80,000	179,888
Henderson Land Development Company Ltd.	46,318	274,709
Kerry Properties Ltd.	29,500	96,610
LendLease Group	22,555	242,333
Mitsubishi Estate Company Ltd.	42,000	783,054
Mitsui Fudosan Company Ltd.	30,000	632,647
New World Development Company Ltd.	194,666	252,997
Nomura Real Estate Holdings Inc.	5,000	83,741
Sumitomo Realty & Development Company Ltd.	12,000	307,806
Sun Hung Kai Properties Ltd.	46,000	694,512
Swire Pacific Ltd., Class A	21,000	226,220
The Wharf Holdings Ltd.	48,000	349,358
Tokyo Tatemono Company Ltd.	8,500	101,313
Tokyu Fudosan Holdings Corp.	18,000	96,875
UOL Group Ltd.	18,000	74,062
Wheelock & Company Ltd.	38,000	224,150
		6,300,007
Diversified REITs—0.1%
Fibra Uno Administracion S.A. de C.V.	80,100	146,720
Fonciere Des Regions	1,009	94,070
Gecina S.A.	1,411	222,233
Growthpoint Properties Ltd.	106,283	195,620
H&R Real Estate Investment Trust	5,097	86,989
ICADE	1,137	88,715
Land Securities Group PLC	28,796	395,755

Mirvac Group	147,961	253,629
Redefine Properties Ltd.	110,314	91,693
Stockland	93,768	341,559
Suntec Real Estate Investment Trust	115,500	145,280
The GPT Group	73,340	283,985
United Urban Investment Corp.	89	162,154
		2,508,402
Diversified Support Services—0.1%
Aggreko PLC	10,107	125,185
Babcock International Group PLC	10,408	139,932
Brambles Ltd.	46,709	428,214
Edenred	7,377	172,562
ISS A/S	5,324	221,045
KEPCO Plant Service & Engineering Company Ltd.	1,248	65,496
		1,152,434
Drug Retail—0.0%*
Raia Drogasil S.A.	7,400	150,968
Education Services—0.0%*
Benesse Holdings Inc.	3,000	76,256
Kroton Educacional S.A.	39,716	180,802
New Oriental Education & Technology Group Inc. ADR ADR	4,500	208,620	(a)
		465,678
Electric Utilities—0.4%
AusNet Services	62,633	78,605
CEZ AS	6,598	117,608
Cheung Kong Infrastructure Holdings Ltd.	22,000	189,197
Chubu Electric Power Company Inc.	22,600	327,177
CLP Holdings Ltd.	55,000	568,370
Contact Energy Ltd.	14,241	52,195
CPFL Energia S.A.	9,731	72,454
EDP—Energias de Portugal S.A.	80,877	271,669
EDP—Energias do Brasil S.A.	9,400	41,606
Electricite de France S.A.	8,515	103,634
Endesa S.A.	9,132	195,809
Enea S.A.	3,755	8,349	(a)
Enel S.p.A.	230,606	1,028,327
Enersis Americas S.A.	730,486	119,022
Enersis Chile S.A.	730,486	67,116
Fortis Inc.	8,347	267,955
Fortum Oyj	11,864	191,725
Hokuriku Electric Power Co.	6,200	75,124
Iberdrola S.A.	173,263	1,178,403
Interconexion Electrica S.A. ESP	12,838	43,462
Korea Electric Power Corp.	8,344	409,113
Kyushu Electric Power Company Inc.	17,100	159,745
PGE Polska Grupa Energetyczna S.A.	27,532	73,014
Power Assets Holdings Ltd.	49,500	482,494
Red Electrica Corp. S.A.	16,860	363,882
RusHydro PJSC ADR	52,229	62,153
Shikoku Electric Power Company Inc.	6,300	61,902	(a)
SSE PLC	31,774	647,183
Tata Power Company Ltd.	40,698	45,937
Tauron Polska Energia S.A.	37,527	25,493	(a)
Tenaga Nasional Bhd	88,500	306,021
Terna Rete Elettrica Nazionale S.p.A.	57,316	295,521
The Chugoku Electric Power Company Inc.	11,800	147,638
The Kansai Electric Power Company Inc.	27,000	244,017	(a)

Tohoku Electric Power Company Inc.	17,000	220,757
Tokyo Electric Power Company Holdings Inc.	54,100	232,395	(a)
Transmissora Alianca de Energia Eletrica S.A.	2,300	14,853
		8,789,925
Electrical Components & Equipment—0.2%
ABB Ltd.	66,036	1,485,708	(a)
Fuji Electric Company Ltd.	21,000	95,393
Legrand S.A.	9,580	565,000
Mabuchi Motor Company Ltd.	1,800	98,474
Nidec Corp.	7,900	722,558
OSRAM Licht AG	2,597	152,521
Prysmian S.p.A.	7,493	196,369
Schneider Electric SE	18,634	1,299,592
Teco Electric and Machinery Company Ltd.	64,000	55,128
Zhuzhou CRRC Times Electric Company Ltd., Class H	17,000	88,113
		4,758,856
Electronic Components—0.2%
Alps Electric Company Ltd.	5,800	137,461
AU Optronics Corp.	313,000	114,833
Delta Electronics Inc.	62,000	330,319
Hamamatsu Photonics KK	5,200	158,416
Hirose Electric Company Ltd.	1,200	156,421
Innolux Corp.	289,212	97,802
Kyocera Corp.	10,500	500,089
Largan Precision Company Ltd.	4,000	482,366
LG Display Company Ltd.	7,752	197,786
LG Innotek Company Ltd.	512	36,400
Murata Manufacturing Company Ltd.	6,100	784,901
Nippon Electric Glass Company Ltd.	14,000	71,891
Omron Corp.	6,300	224,278
Samsung Electro-Mechanics Company Ltd.	1,559	69,220
Samsung SDI Company Ltd.	1,803	157,160
Simplo Technology Company Ltd.	11,000	36,145
TDK Corp.	4,100	271,268
Yaskawa Electric Corp.	8,000	118,343
Zhen Ding Technology Holding Ltd.	7,350	16,109
		3,961,208
Electronic Equipment & Instruments—0.1%
Hexagon AB, Class B	8,413	367,849
Hitachi High-Technologies Corp.	2,400	95,156
Hitachi Ltd.	156,000	721,884
Ingenico Group S.A.	1,804	157,666
Keyence Corp.	1,500	1,088,135
Shimadzu Corp.	9,000	136,069
Yokogawa Electric Corp.	9,000	118,649
		2,685,408
Electronic Manufacturing Services—0.1%
AAC Technologies Holdings Inc.	24,000	241,208
Fabrinet	697	31,079	(a)
Hon Hai Precision Industry Company Ltd.	503,844	1,269,837
TE Connectivity Ltd.	16,073	1,034,780
		2,576,904
Environmental & Facilities Services—0.0%*
China Everbright International Ltd.	88,000	104,611
Park24 Company Ltd.	3,100	100,410
		205,021

Fertilizers & Agricultural Chemicals—0.1%
Agrium Inc.	4,351	393,469
Grupa Azoty S.A.	816	13,138
Israel Chemicals Ltd.	18,673	72,659
K+S AG	6,950	131,879
OCI N.V.	3,493	51,561	(a)
Potash Corporation of Saskatchewan Inc.	26,038	422,987
Syngenta AG	3,083	1,351,635
Taiwan Fertilizer Company Ltd.	28,000	37,517
UPL Ltd.	8,010	81,207
Yara International ASA	7,581	251,932
		2,807,984
Financial Exchanges & Data—0.2%
ASX Ltd.	6,529	240,623
BM&FBovespa S.A.	60,000	310,448
Deutsche Boerse AG	6,462	523,953	(a)
Hong Kong Exchanges & Clearing Ltd.	37,700	990,628
Japan Exchange Group Inc.	20,000	309,090
London Stock Exchange Group PLC	11,604	422,061
Singapore Exchange Ltd.	29,300	159,238
Thomson Reuters Corp.	12,653	522,294
		3,478,335
Food Distributors—0.0%*
Bid Corporation Ltd.	11,502	216,761
The Spar Group Ltd.	6,247	87,323
		304,084
Food Retail—0.3%
Alimentation Couche-Tard Inc., Class B	13,852	670,124
BIM Birlesik Magazalar AS	7,874	131,334
Casino Guichard Perrachon S.A.	2,125	103,404
Colruyt S.A.	2,817	156,261
CP ALL PCL NVDR	164,800	292,502
Empire Company Ltd., Class A	3,981	59,279
Eurocash S.A.	2,510	27,872
FamilyMart UNY Holdings Company Ltd.	2,200	146,428
George Weston Ltd.	1,978	164,712
ICA Gruppen AB	2,095	69,276
J Sainsbury PLC	48,231	153,999
Jeronimo Martins SGPS S.A.	11,329	196,511
Koninklijke Ahold Delhaize N.V.	44,535	1,015,483
Lawson Inc.	1,900	149,538
Loblaw Companies Ltd.	6,400	328,705
Magnit PJSC GDR	9,333	389,093
Metro Inc.	8,754	286,882
Pick n Pay Stores Ltd.	9,438	47,069
President Chain Store Corp.	21,000	166,818
Seven & I Holdings Company Ltd.	24,800	1,164,999
Shoprite Holdings Ltd.	16,646	231,679
Tesco PLC	283,611	674,007	(a)
WM Morrison Supermarkets PLC	91,077	257,795
Woolworths Ltd.	38,507	685,708
		7,569,478
Footwear—0.0%*
Anta Sports Products Ltd.	34,000	92,278
Asics Corp.	6,600	131,850
Belle International Holdings Ltd.	203,000	139,243

Feng TAY Enterprise Company Ltd.	12,320	54,632
Pou Chen Corp.	80,000	112,552
Yue Yuen Industrial Holdings Ltd.	31,000	127,902
		658,457
Forest Products—0.0%*
Duratex S.A.	11,374	30,108
West Fraser Timber Company Ltd.	3,058	94,073
		124,181
Gas Utilities—0.1%
APA Group	44,644	291,076
China Gas Holdings Ltd.	58,000	91,981
China Resources Gas Group Ltd.	34,000	116,169
Enagas S.A.	7,905	237,859
ENN Energy Holdings Ltd.	32,000	155,751
GAIL India Ltd.	14,061	78,985
Gas Natural SDG S.A.	10,427	214,378
Hong Kong & China Gas Company Ltd.	241,688	456,206
Korea Gas Corp.	1,143	45,872
Osaka Gas Company Ltd.	74,000	308,452
Perusahaan Gas Negara Persero Tbk	436,000	95,879
Petronas Gas Bhd	24,000	126,747
Snam S.p.A.	74,890	415,421
Toho Gas Company Ltd.	15,000	139,683
Tokyo Gas Company Ltd.	67,000	296,146
		3,070,605
General Merchandise Stores—0.0%*
Canadian Tire Corporation Ltd., Class A	2,622	262,110
Dollarama Inc.	4,331	337,550
Don Quijote Holdings Company Ltd.	4,000	145,559
Harvey Norman Holdings Ltd.	20,526	81,679
Lojas Americanas S.A.	5,850	25,821
Ryohin Keikaku Company Ltd.	700	140,532
		993,251
Gold—0.2%
Agnico Eagle Mines Ltd.	7,434	401,326
AngloGold Ashanti Ltd.	14,863	239,667	(a)
Barrick Gold Corp.	40,239	711,244
Cia de Minas Buenaventura S.A. ADR	8,589	118,872	(a)
Eldorado Gold Corp.	25,001	98,159
Franco-Nevada Corp.	6,022	419,993
Gold Fields Ltd.	31,089	151,474
Goldcorp Inc.	27,809	458,105
Kinross Gold Corp.	42,336	178,138	(a)
Newcrest Mining Ltd.	27,147	460,981
Randgold Resources Ltd.	3,180	321,584
Yamana Gold Inc.	28,763	123,653
Zijin Mining Group Company Ltd., Class H	230,000	73,840
		3,757,036
Healthcare Distributors—0.0%*
Alfresa Holdings Corp.	6,400	134,427
Medipal Holdings Corp.	5,400	92,946
Shanghai Pharmaceuticals Holding Company Ltd., Class H	22,700	61,170
Sinopharm Group Company Ltd., Class H	41,600	199,795
Suzuken Company Ltd.	2,800	91,799
		580,137

Healthcare Equipment—0.3%
Cochlear Ltd.	2,383	257,108
Getinge AB, Class B	7,959	154,490
LivaNova PLC	399	23,984	(a)
Medtronic PLC	62,463	5,396,803
Novocure Ltd.	1,017	8,685	(a)
Olympus Corp.	8,700	300,696
Oxford Immunotec Global PLC	448	5,627	(a)
Smith & Nephew PLC	31,271	505,326
Sonova Holding AG	1,517	215,172
STERIS PLC	777	56,799
Sysmex Corp.	5,200	382,047
Terumo Corp.	9,100	347,321
William Demant Holding A/S	6,135	125,275	(a)
Wright Medical Group N.V.	2,066	50,679	(a)
		7,830,012
Healthcare Facilities—0.1%
Apollo Hospitals Enterprise Ltd.	2,610	51,549
Bangkok Dusit Medical Services PCL NVDR	109,000	68,577
Bumrungrad Hospital PCL NVDR	13,000	65,469
Healthscope Ltd.	32,226	75,709
IHH Healthcare Bhd	95,100	145,565
Life Healthcare Group Holdings Ltd.	37,712	103,856
Mediclinic International PLC	10,371	124,817
Netcare Ltd.	33,031	80,781
Ramsay Health Care Ltd.	4,955	300,009
Ryman Healthcare Ltd.	4,493	31,464
		1,047,796
Healthcare Services—0.1%
Fresenius Medical Care AG & Company KGaA	7,926	692,627
Fresenius SE & Company KGaA	13,149	1,049,304
Miraca Holdings Inc.	2,100	103,896
Nobilis Health Corp.	1,159	3,882	(a)
Sonic Healthcare Ltd.	15,192	255,881
		2,105,590
Healthcare Supplies—0.1%
Coloplast A/S, Class B	3,718	288,419
Essilor International S.A.	7,388	953,143
Hoya Corp.	12,700	506,420
Shandong Weigao Group Medical Polymer Company Ltd., Class H	60,000	40,227
		1,788,209
Healthcare Technology—0.0%*
Alibaba Health Information Technology Ltd.	44,000	24,621	(a)
M3 Inc.	4,800	163,057
		187,678
Heavy Electrical Equipment—0.1%
Bharat Heavy Electricals Ltd.	22,240	45,011
Doosan Heavy Industries & Construction Company Ltd.	2,060	48,351
Mitsubishi Electric Corp.	57,000	721,893
Shanghai Electric Group Company Ltd., Class H	108,000	50,965	(a)
Vestas Wind Systems A/S	7,811	643,062
		1,509,282
Highways & Railtracks—0.1%
Abertis Infraestructuras S.A.	16,021	249,541
Atlantia S.p.A.	13,697	347,721
CCR S.A.	36,100	188,231
Groupe Eurotunnel SE	16,536	179,067

Jasa Marga Persero Tbk PT	81,500	28,726
Jiangsu Expressway Company Ltd., Class H	44,000	60,815
OHL Mexico SAB de C.V.	24,300	32,306	(a)
Promotora y Operadora de Infraestructura SAB de C.V.	7,800	84,128
Transurban Group	73,187	636,793
Zhejiang Expressway Company Ltd., Class H	52,000	54,843
		1,862,171
Home Building—0.1%
Barratt Developments PLC	32,674	209,798
Iida Group Holdings Company Ltd.	5,300	105,932
Persimmon PLC	9,736	229,544
Sekisui Chemical Company Ltd.	16,000	228,312
Sekisui House Ltd.	17,700	299,064
Taylor Wimpey PLC	108,071	216,332
		1,288,982
Home Entertainment Software—0.1%
GungHo Online Entertainment Inc.	14,400	35,124
Kingsoft Corporation Ltd.	27,000	63,845
Konami Holdings Corp.	3,800	146,161
NCSoft Corp.	441	118,323
Nexon Company Ltd.	4,000	62,213
Nintendo Company Ltd.	3,700	972,088
		1,397,754
Home Furnishing Retail—0.0%*
Nitori Holdings Company Ltd.	2,600	309,386
Home Furnishings—0.0%*
Hanssem Company Ltd.	497	79,423
Steinhoff International Holdings N.V.	81,878	467,704
		547,127
Home Improvement Retail—0.0%*
Home Product Center PCL NVDR	107,359	30,984
Kingfisher PLC	64,617	316,360
		347,344
Hotels, Resorts & Cruise Lines—0.1%
Accor S.A.	4,749	188,447
Belmond Ltd., Class A	1,687	21,442	(a)
Carnival PLC	7,452	364,748
Flight Centre Travel Group Ltd.	2,032	56,570
InterContinental Hotels Group PLC	7,005	289,364
Minor International PCL NVDR	48,840	54,971
Shangri-La Asia Ltd.	34,000	37,262
TUI AG	18,655	265,834
		1,278,638
Household Appliances—0.0%*
Arcelik AS	8,562	60,262
Coway Company Ltd.	1,774	153,666
Electrolux AB, Class B	9,443	237,084
Haier Electronics Group Company Ltd.	31,000	51,241
Husqvarna AB, Class B	15,105	131,966
Rinnai Corp.	1,200	110,798
Techtronic Industries Company Ltd.	44,000	171,894
		916,911
Household Products—0.2%
Henkel AG & Company KGaA	3,382	393,752
Hindustan Unilever Ltd.	22,472	293,844
Kimberly-Clark de Mexico SAB de C.V., Class A	58,300	132,123
Reckitt Benckiser Group PLC	21,132	1,994,276

Svenska Cellulosa AB SCA, Class B	19,853	590,441
Unicharm Corp.	11,300	291,078
Unilever Indonesia Tbk PT	56,500	192,865
		3,888,379
Human Resource & Employment Services—0.0%*
Adecco Group AG	5,309	299,569
Capita PLC	22,774	198,209
Randstad Holding N.V.	2,914	132,791
Recruit Holdings Company Ltd.	5,300	215,109
Seek Ltd.	13,036	155,224
		1,000,902
Hypermarkets & Super Centers—0.1%
Aeon Company Ltd.	24,500	360,248
Carrefour S.A.	18,716	485,127
Cencosud S.A.	43,221	129,300
Distribuidora Internacional de Alimentacion S.A.	22,662	140,352
E-MART Inc.	682	97,530
Massmart Holdings Ltd.	3,853	33,262
Metro AG	6,586	196,062
Sun Art Retail Group Ltd.	88,500	61,047
Wal-Mart de Mexico SAB de C.V.	166,324	364,815
Wesfarmers Ltd.	36,271	1,224,057
		3,091,800
Independent Power Producers & Energy Traders—0.0%*
Aboitiz Power Corp.	66,300	62,411
AES Gener S.A.	82,891	27,204
CGN Power Company Ltd., Class H	390,000	115,150	(d)
China Power International Development Ltd.	121,000	46,491
China Resources Power Holdings Company Ltd.	82,000	141,249
Colbun S.A.	260,471	51,726
Electric Power Development Company Ltd.	4,300	102,675
Empresa Nacional de Electricidad S.A.	101,082	66,119
Endesa Americas S.A.	101,082	45,410
Glow Energy PCL	17,700	40,738
Huaneng Power International Inc., Class H	126,000	78,791
NTPC Ltd.	44,321	99,020
		876,984
Industrial Conglomerates—0.4%
Aboitiz Equity Ventures Inc.	66,580	103,999
Alfa SAB de C.V., Class A	80,824	126,121
Alliance Global Group Inc.	117,400	38,492
Beijing Enterprises Holdings Ltd.	19,500	98,808
CITIC Ltd.	91,000	129,766
CJ Corp.	632	106,735
CK Hutchison Holdings Ltd.	87,064	1,106,829
DCC PLC	3,000	273,764
DMCI Holdings Inc.	140,000	34,816
Far Eastern New Century Corp.	119,916	89,711
Fosun International Ltd.	84,500	126,816
Grupo Carso SAB de C.V.	22,000	88,393
Hanwha Corp.	2,100	66,832
Industries Qatar QSC	5,401	160,162
Jardine Matheson Holdings Ltd.	8,000	484,880
JG Summit Holdings Inc.	62,960	96,722
Keihan Holdings Company Ltd.	22,000	153,163
Keppel Corporation Ltd.	52,800	208,729
KOC Holding AS	23,474	100,836

Koninklijke Philips N.V.	32,403	960,614
LG Corp.	3,743	219,887
NWS Holdings Ltd.	61,395	102,431
Samsung C&T Corp.	2,705	365,955
Seibu Holdings Inc.	5,300	86,986
Sembcorp Industries Ltd.	42,000	79,783
Shanghai Industrial Holdings Ltd.	20,000	57,504
Siemens AG	25,512	2,987,454
Siemens Ltd.	2,575	47,957
Sime Darby Bhd	110,100	203,667
SK Holdings Company Ltd.	1,185	228,102
SM Investments Corp.	15,291	212,362
Smiths Group PLC	15,368	292,259
The Bidvest Group Ltd.	11,502	135,151
Toshiba Corp.	141,000	466,449	(a)
Turkiye Sise ve Cam Fabrikalari A/S	23,244	24,633
		10,066,768
Industrial Gases—0.1%
Air Liquide S.A.	11,388	1,221,553
Air Water Inc.	6,000	112,339
Linde AG	5,160	877,360
Taiyo Nippon Sanso Corp.	5,400	55,778
		2,267,030
Industrial Machinery—0.4%
Alfa Laval AB	7,568	118,810
Amada Holdings Company Ltd.	13,000	134,025
Andritz AG	2,017	109,833
Atlas Copco AB, Class A	24,713	745,076
Atlas Copco AB, Class B	9,403	257,262
China Conch Venture Holdings Ltd.	53,500	104,297
FANUC Corp.	6,400	1,075,041
GEA Group AG	5,847	324,666
Hiwin Technologies Corp.	7,800	40,685
IHI Corp.	53,000	151,780
IMI PLC	10,961	152,920
JTEKT Corp.	8,400	124,592
Kawasaki Heavy Industries Ltd.	41,000	125,512
Kone Oyj, Class B	11,026	559,702
Kurita Water Industries Ltd.	2,800	66,084
Makita Corp.	3,600	254,540
Metso Oyj	5,381	157,045
Minebea Company Ltd.	13,000	121,187
Mitsubishi Heavy Industries Ltd.	106,000	438,696
Nabtesco Corp.	5,000	140,473
NGK Insulators Ltd.	10,000	205,303
NSK Ltd.	12,900	130,701
Pentair PLC	7,532	483,856
Sandvik AB	33,359	367,372
Schindler Holding AG	1,798	337,936
Schindler Holding AG	685	129,736
SKF AB, Class B	15,703	271,449
SMC Corp.	1,800	513,524
Sumitomo Heavy Industries Ltd.	21,000	102,444
The Weir Group PLC	8,910	196,760
THK Company Ltd.	4,600	89,579

Wartsila Oyj Abp	5,119	230,512
WEG S.A.	20,540	111,651
Zardoya Otis S.A.	7,066	67,973
		8,441,022
Industrial REITs—0.0%*
Ascendas Real Estate Investment Trust	87,150	161,075
Goodman Group	70,089	390,467
Nippon Prologis REIT Inc.	35	88,481
Segro PLC	27,782	163,771
		803,794
Insurance Brokers—0.1%
Aon PLC	12,006	1,350,555
Willis Towers Watson PLC	5,863	778,430
		2,128,985
Integrated Oil & Gas—1.0%
BP PLC	612,446	3,580,053
Cenovus Energy Inc.	26,809	384,108
China Petroleum & Chemical Corp., Class H	907,400	661,016
Ecopetrol S.A.	226,632	98,365	(a)
Eni S.p.A.	86,297	1,243,291
Galp Energia SGPS S.A.	10,377	141,864
Gazprom PJSC ADR ADR	196,173	825,888
Husky Energy Inc.	14,254	174,291
Imperial Oil Ltd.	8,844	276,171
Lukoil PJSC ADR	14,156	689,822
MOL Hungarian Oil & Gas PLC	1,514	93,422
OMV AG	3,925	113,008
Origin Energy Ltd.	64,930	269,307
PetroChina Company Ltd., Class H	618,000	405,575
Petroleo Brasileiro S.A.	110,600	515,408	(a)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	63,407	83,662
PTT PCL NVDR	34,800	340,468
Repsol S.A.	36,497	495,260
Rosneft PJSC GDR	45,830	250,232
Royal Dutch Shell PLC, Class A	132,774	3,301,141
Royal Dutch Shell PLC, Class B	126,992	3,294,303
Sasol Ltd.	18,970	518,696
Statoil ASA	37,361	625,932
Suncor Energy Inc.	52,547	1,456,163
Surgutneftegas OJSC ADR	3,950	18,486
Surgutneftegas OJSC ADR	29,028	140,495
Total S.A.	72,874	3,453,546
		23,449,973
Integrated Telecommunication Services—0.6%
BCE Inc.	4,587	211,471
Bezeq The Israeli Telecommunication Corporation Ltd.	71,154	134,055
Bharti Infratel Ltd.	20,103	111,022
BT Group PLC	272,662	1,377,968
China Communications Services Corporation Ltd., Class H	84,000	52,527
China Telecom Corporation Ltd., Class H	442,000	222,825
China Unicom Hong Kong Ltd.	204,000	244,875
Chunghwa Telecom Company Ltd.	122,000	430,078
Deutsche Telekom AG	107,011	1,794,264
Elisa Oyj	6,563	242,138
Emirates Telecommunications Group Co. PJSC	34,000	185,135
Hellenic Telecommunications Organization S.A.	10,479	91,855
HKT Trust & HKT Ltd.	113,280	159,785

Koninklijke KPN N.V.	115,628	383,981
KT Corp.	1,110	32,151
LG Uplus Corp.	8,060	85,990
Nippon Telegraph & Telephone Corp.	23,000	1,047,963
Ooredoo QSC	3,023	79,684
Orange Polska S.A.	28,318	44,393
Orange S.A.	63,869	999,840
PCCW Ltd.	173,000	106,174
Proximus SADP	4,685	139,970
Rostelecom PJSC ADR	7,764	58,152
SFR Group S.A.	3,660	107,805
Singapore Telecommunications Ltd.	272,800	794,320
Spark New Zealand Ltd.	68,211	179,067
Swisscom AG	780	371,494
TDC A/S	28,766	169,228
Telecom Italia S.p.A.	350,948	291,458	(a)
Telecom Italia S.p.A.	190,334	129,194	(a)
Telefonica Deutschland Holding AG	18,390	74,007
Telefonica S.A.	139,428	1,412,553
Telekom Malaysia Bhd	42,600	69,841
Telekomunikasi Indonesia Persero Tbk PT	1,797,500	593,612
Telenor ASA	26,623	456,691
Telia Company AB	69,057	309,682
Telstra Corporation Ltd.	137,153	543,674
TELUS Corp.	8,060	265,488
TPG Telecom Ltd.	9,816	64,751
True Corporation PCL	237,369	47,611
Turk Telekomunikasyon AS	16,769	31,686
		14,148,458
Internet & Direct Marketing Retail—0.1%
Ctrip.com International Ltd. ADR	11,426	532,109	(a)
JD.com Inc. ADR	23,258	606,801	(a)
Rakuten Inc.	30,600	396,155
Vipshop Holdings Ltd. ADR	7,000	102,690	(a)
		1,637,755
Internet Software & Services—0.5%
Alibaba Group Holding Ltd. ADR	36,932	3,907,036	(a)
Auto Trader Group PLC	33,000	173,826	(d)
Baidu Inc. ADR	9,181	1,671,585	(a)
Cimpress N.V.	502	50,792	(a)
Global Sources Ltd.	131	1,111	(a)
Kakaku.com Inc.	3,100	55,807
Kakao Corp.	1,370	101,753
NAVER Corp.	965	773,682
NetEase Inc. ADR	2,671	643,123
Tencent Holdings Ltd.	183,600	5,042,168
United Internet AG	4,602	203,689
Yahoo Japan Corp.	58,700	233,026
		12,857,598
Investment Banking & Brokerage—0.1%
China Galaxy Securities Company Ltd., Class H	108,000	98,448
CITIC Securities Company Ltd., Class H	76,500	162,352
Daiwa Securities Group Inc.	48,000	267,528
Haitong Securities Company Ltd., Class H	98,000	165,777
ICAP PLC	21,687	131,307
Korea Investment Holdings Company Ltd.	1,740	64,380
Macquarie Group Ltd.	10,730	672,820

Mediobanca S.p.A.	20,019	130,260
Mirae Asset Daewoo Company Ltd.	7,490	53,114
NH Investment & Securities Company Ltd.	6,220	56,307
Nomura Holdings Inc.	121,700	536,122
Samsung Securities Company Ltd.	1,210	38,013
Yuanta Financial Holding Company Ltd.	369,211	131,922
		2,508,350
IT Consulting & Other Services—0.3%
Accenture PLC, Class A	28,077	3,430,167
Atos SE	2,821	304,089
Capgemini S.A.	5,602	548,844
CGI Group Inc., Class A	7,985	379,671	(a)
Fujitsu Ltd.	68,000	362,613
HCL Technologies Ltd.	17,992	216,185
Infosys Ltd.	63,436	984,983
Nomura Research Institute Ltd.	4,100	140,493
NTT Data Corp.	4,200	208,621
Otsuka Corp.	1,800	84,876
Samsung SDS Company Ltd.	1,113	155,629
Tata Consultancy Services Ltd.	16,723	610,899
Tech Mahindra Ltd.	9,252	58,454
Wipro Ltd.	24,408	175,618
		7,661,142
Leisure Facilities—0.0%*
Merlin Entertainments PLC	22,365	127,713	(d)
Oriental Land Company Ltd.	7,200	436,131
		563,844
Leisure Products—0.0%*
Bandai Namco Holdings Inc.	6,600	200,415
Giant Manufacturing Company Ltd.	10,000	70,505
Merida Industry Company Ltd.	7,350	34,704
Performance Sports Group Ltd.	768	3,118	(a)
Sankyo Company Ltd.	400	13,588
Sega Sammy Holdings Inc.	7,400	104,863
Shimano Inc.	2,400	353,607
Yamaha Corp.	6,100	195,773
		976,573
Life & Health Insurance—0.6%
Aegon N.V.	62,069	237,928
AIA Group Ltd.	405,400	2,694,495
Cathay Financial Holding Company Ltd.	205,417	262,788
China Life Insurance Company Ltd.	107,593	98,341
China Life Insurance Company Ltd., Class H	239,000	616,301
China Taiping Insurance Holdings Company Ltd.	67,288	132,738	(a)
CNP Assurances	5,764	96,872
Dai-ichi Life Holdings Inc.	32,500	440,169
Discovery Ltd.	11,285	92,734
Great-West Lifeco Inc.	10,027	246,355
Hanwha Life Insurance Company Ltd.	8,480	44,350
Industrial Alliance Insurance & Financial Services Inc.	3,775	135,662
Japan Post Holdings Company Ltd.	16,000	199,556
Legal & General Group PLC	170,057	483,117
Liberty Holdings Ltd.	4,059	34,420
Manulife Financial Corp.	58,393	822,412
Medibank Private Ltd.	100,000	189,782
MMI Holdings Ltd.	36,164	58,909
New China Life Insurance Company Ltd., Class H	23,300	102,892

NN Group N.V.	9,099	279,666
Old Mutual PLC	165,291	434,579
Ping An Insurance Group Company of China Ltd., Class H	177,000	917,412
Power Corporation of Canada	12,324	260,593
Power Financial Corp.	7,564	174,963
Prudential PLC	86,367	1,533,086
Rand Merchant Investment Holdings Ltd.	22,171	66,749
Samsung Life Insurance Company Ltd.	2,185	209,304
Sanlam Ltd.	55,316	256,643
Shin Kong Financial Holding Company Ltd.	265,751	58,414	(a)
Sony Financial Holdings Inc.	6,500	88,644
St. James’s Place PLC	18,140	223,385
Standard Life PLC	63,545	283,872
Sun Life Financial Inc.	19,923	647,147
Swiss Life Holding AG	1,203	312,105	(a)
T&D Holdings Inc.	22,500	250,963
		12,987,346
Life Sciences Tools & Services—0.0%*
Divi’s Laboratories Ltd.	2,856	55,764
Lonza Group AG	1,992	381,386	(a)
QIAGEN N.V.	7,713	212,406	(a)
		649,556
Managed Healthcare—0.0%*
Odontoprev S.A.	10,100	40,197
Qualicorp S.A.	8,200	48,410
Triple-S Management Corp., Class B	465	10,197	(a)
		98,804
Marine—0.0%*
AP Moeller—Maersk A/S, Class A	107	150,182
AP Moeller—Maersk A/S, Class B	208	305,128
China COSCO Holdings Company Ltd., Class H	102,500	34,889	(a)
China Shipping Container Lines Company Ltd., Class H	146,000	31,248	(a)
Costamare Inc.	543	4,963
Evergreen Marine Corporation Taiwan Ltd.	64,640	24,952	(a)
Kuehne + Nagel International AG	1,515	220,358
MISC Bhd	11,500	20,995
Mitsui OSK Lines Ltd.	28,000	64,425
Nippon Yusen KK	69,000	128,100
		985,240
Marine Ports & Services—0.0%*
Adani Ports & Special Economic Zone Ltd.	26,135	100,293
China Merchants Port Holdings Company Ltd.	43,159	114,909
COSCO SHIPPING Ports Ltd.	62,000	63,551
DP World Ltd.	6,267	118,760
Hutchison Port Holdings Trust, Class U	201,000	89,445
International Container Terminal Services Inc.	26,800	42,553
Kamigumi Company Ltd.	8,000	69,362
Mitsubishi Logistics Corp.	5,000	71,644
		670,517
Metal & Glass Containers—0.0%*
Toyo Seikan Group Holdings Ltd.	5,800	101,492
Motorcycle Manufacturers—0.0%*
Bajaj Auto Ltd.	3,146	134,194
Hero Motocorp Ltd.	3,073	157,666
Yamaha Motor Company Ltd.	10,600	211,445
		503,305

Movies & Entertainment—0.1%
Alibaba Pictures Group Ltd.	360,000	75,194	(a)
Eros International PLC	595	9,115	(a)
IMAX Corp.	1,182	34,243	(a)
Toho Company Ltd.	4,400	145,124
Vivendi S.A.	38,941	785,526
		1,049,202
Multi-Line Insurance—0.4%
Ageas	5,999	218,869
Allianz SE	14,774	2,193,259
Assicurazioni Generali S.p.A.	39,174	478,098
Aviva PLC	135,977	778,073
AXA S.A.	63,136	1,343,835
Baloise Holding AG	1,313	159,147
BB Seguridade Participacoes S.A.	23,900	219,811
China Pacific Insurance Group Company Ltd., Class H	91,800	339,104
Fairfax Financial Holdings Ltd.	773	452,137
Gjensidige Forsikring ASA	7,732	144,341
Mapfre S.A.	49,475	138,444
Porto Seguro S.A.	4,400	40,386
Powszechny Zaklad Ubezpieczen S.A.	10,589	67,451
Sampo Oyj, Class A	12,381	550,985
Sul America S.A.	5,000	24,978
UnipolSai S.p.A.	19,507	31,743
Zurich Insurance Group AG	4,952	1,277,079	(a)
		8,457,740
Multi-Sector Holdings—0.1%
Ayala Corp.	7,150	126,354
Corporation Financiera Colombiana S.A.	3,077	40,450
Eurazeo S.A.	1,517	88,036
Exor S.p.A.	3,417	138,433
First Pacific Company Ltd.	94,000	66,901
Groupe Bruxelles Lambert S.A.	2,554	226,515
Grupo de Inversiones Suramericana S.A.	8,633	112,768
GT Capital Holdings Inc.	2,225	66,069
Haci Omer Sabanci Holding AS	34,397	106,491
Industrivarden AB, Class C	4,939	91,489
Investor AB, Class B	15,625	572,118
Kinnevik AB, Class B	8,574	218,968
Metro Pacific Investments Corp.	129,200	18,916
Onex Corp.	3,866	248,536
Pargesa Holding S.A.	1,294	88,834
Remgro Ltd.	19,519	325,845
Wendel S.A.	781	91,236
		2,627,959
Multi-Utilities—0.2%
AGL Energy Ltd.	28,062	409,088
Atco Ltd., Class I	2,398	85,064
Canadian Utilities Ltd., Class A	4,562	128,503
Centrica PLC	178,420	528,894
E.ON SE	71,142	504,800
Engie S.A.	43,091	667,790
National Grid PLC	127,739	1,811,988
RWE AG	16,339	281,578	(a)
Suez	10,531	173,911

Veolia Environnement S.A.	13,696	315,527
YTL Corporation Bhd	200,400	86,741
YTL Power International Bhd	87,045	33,677
		5,027,561
Office REITs—0.0%*
CapitaLand Commercial Trust	95,000	110,785
City Office REIT Inc.	452	5,754
Dexus Property Group	31,181	218,330
Japan Prime Realty Investment Corp.	22	99,284
Japan Real Estate Investment Corp.	35	209,105
Nippon Building Fund Inc.	56	354,476
		997,734
Office Services & Supplies—0.0%*
Societe BIC S.A.	1,095	162,003
Oil & Gas Drilling—0.0%*
China Oilfield Services Ltd., Class H	58,000	50,328
Ensco PLC, Class A	2,752	23,392
Noble Corporation PLC	2,190	13,885
Seadrill Ltd.	7,580	17,964	(a)
Transocean Ltd.	16,339	174,174
		279,743
Oil & Gas Equipment & Services—0.0%*
Petrofac Ltd.	10,564	122,337
Saipem S.p.A.	250,723	106,140	(a)
Sapurakencana Petroleum Bhd	127,700	48,480	(a)
Technip S.A.	4,256	261,481
Tenaris S.A.	17,331	246,963
		785,401
Oil & Gas Exploration & Production—0.2%
ARC Resources Ltd.	11,975	216,220
Cairn India Ltd.	17,722	53,328
Canadian Natural Resources Ltd.	38,395	1,225,251
CNOOC Ltd.	632,000	783,894
Crescent Point Energy Corp.	17,845	234,901
Encana Corp.	28,724	299,643
Inpex Corp.	28,900	259,476
Lundin Petroleum AB	8,987	164,584	(a)
Novatek OJSC GDR GDR	3,285	361,350
Oil & Natural Gas Corporation Ltd.	28,871	111,443
Oil Search Ltd.	24,000	130,215
Peyto Exploration & Development Corp.	4,880	136,718
PrairieSky Royalty Ltd.	6,224	126,682
PTT Exploration & Production PCL NVDR	52,000	121,559
Santos Ltd.	50,308	138,979
Tatneft PJSC ADR	9,139	281,298
Tourmaline Oil Corp.	6,249	168,986	(a)
Vermilion Energy Inc.	4,105	158,734
Woodside Petroleum Ltd.	19,860	434,963
		5,408,224
Oil & Gas Refining & Marketing—0.1%
Bharat Petroleum Corporation Ltd.	12,960	119,439
Caltex Australia Ltd.	9,305	243,882
Cosan S.A. Industria e Comercio	5,500	63,840
Empresas COPEC S.A.	11,610	107,928
Formosa Petrochemical Corp.	43,000	129,224
Grupa Lotos S.A.	2,254	16,755	(a)
GS Holdings Corp.	2,084	101,234

Idemitsu Kosan Company Ltd.	3,200	65,729
IRPC PCL NVDR	378,600	53,321
JX Holdings Inc.	61,300	246,435
Keyera Corp.	6,976	225,164
Neste Oyj	4,893	208,623
Petronas Dagangan Bhd	8,900	50,574
Polski Koncern Naftowy ORLEN S.A.	9,561	162,400
Reliance Industries Ltd.	43,251	704,502
S-Oil Corp.	1,820	134,184
Showa Shell Sekiyu KK	7,600	70,172
SK Innovation Company Ltd.	2,421	355,011
Thai Oil PCL NVDR	30,500	60,296
TonenGeneral Sekiyu KK	11,000	110,798
Tupras Turkiye Petrol Rafinerileri AS	3,135	59,342
		3,288,853
Oil & Gas Storage & Transportation—0.2%
AltaGas Ltd.	4,683	120,224
Ardmore Shipping Corp.	614	4,322
DHT Holdings Inc.	1,868	7,827
Enbridge Inc.	31,623	1,387,394
Frontline Ltd.	1,321	9,471
Golar LNG Ltd.	1,783	37,800
Inter Pipeline Ltd.	11,848	249,716
Koninklijke Vopak N.V.	2,589	135,933
Kunlun Energy Company Ltd.	138,000	105,689
Navios Maritime Acquisition Corp.	1,649	2,226
Pembina Pipeline Corp.	12,074	367,296
Scorpio Tankers Inc.	3,299	15,274
Teekay Corp.	991	7,641
Teekay Tankers Ltd., Class A	2,370	5,996
TransCanada Corp.	24,406	1,157,115
Ultrapar Participacoes S.A.	11,400	249,345
Veresen Inc.	9,523	97,096
		3,960,365
Other Diversified Financial Services—0.1%
African Bank Investments Ltd.	52,786	38	(a)
AMP Ltd.	90,691	366,439
FirstRand Ltd.	120,303	415,555
Fubon Financial Holding Company Ltd.	240,000	354,501
ORIX Corp.	46,100	672,619
RMB Holdings Ltd.	26,636	113,759
		1,922,911
Packaged Foods & Meats—0.7%
Ajinomoto Company Inc.	19,000	420,752
Aryzta AG	2,031	90,320	(a)
Associated British Foods PLC	11,143	376,344
Barry Callebaut AG	87	115,862	(a)
BRF S.A.	20,100	342,254
Calbee Inc.	2,400	90,416
Charoen Pokphand Foods PCL NVDR	115,100	105,467
China Huishan Dairy Holdings Company Ltd.	248,000	92,729
China Mengniu Dairy Company Ltd.	106,000	196,804
Chocoladefabriken Lindt & Spruengli AG	33	191,144
Chocoladefabriken Lindt & Spruengli AG	3	205,194
CJ CheilJedang Corp.	320	105,471
Danone S.A.	18,890	1,402,148
GlaxoSmithKline Consumer Healthcare Ltd.	162	14,816

Gruma SAB de C.V., Class B	8,900	116,980
Grupo Bimbo SAB de C.V., Class A	66,600	176,535
Indofood CBP Sukses Makmur Tbk PT	64,000	46,464
Indofood Sukses Makmur Tbk PT	165,000	109,992
JBS S.A.	25,900	94,230
Kerry Group PLC, Class A	5,644	470,377
Kikkoman Corp.	6,000	190,787
Lotte Confectionery Company Ltd.	350	55,931
M Dias Branco S.A.	1,200	49,088
MEIJI Holdings Company Ltd.	4,000	394,608
Nestle India Ltd.	845	81,479
Nestle S.A.	103,616	8,182,179
NH Foods Ltd.	7,000	168,390
Nisshin Seifun Group Inc.	8,400	127,246
Nissin Foods Holdings Company Ltd.	2,300	139,229
Orion Corp.	139	104,375
Orkla ASA	29,065	300,385
Pioneer Foods Group Ltd.	4,038	51,056
PPB Group Bhd	17,800	69,642
Saputo Inc.	9,396	325,938
Standard Foods Corp.	15,304	39,205
Tate & Lyle PLC	19,062	185,464
Tiger Brands Ltd.	6,889	190,490
Tingyi Cayman Islands Holding Corp.	82,000	94,941
Toyo Suisan Kaisha Ltd.	4,000	168,666
Ulker Biskuvi Sanayi AS	3,012	21,460
Uni-President Enterprises Corp.	141,303	265,066
Universal Robina Corp.	30,200	110,849
Want Want China Holdings Ltd.	242,000	149,769
WH Group Ltd.	197,500	158,897	(d)
Yakult Honsha Company Ltd.	3,400	152,432
Yamazaki Baking Company Ltd.	4,000	97,763
		16,639,634
Paper Packaging—0.0%*
Amcor Ltd.	40,091	464,797
Klabin S.A.	19,600	102,800
		567,597
Paper Products—0.1%
Empresas CMPC S.A.	49,402	97,918
Fibria Celulose S.A.	9,300	65,867
Mondi Ltd.	2,641	55,422
Mondi PLC	12,058	254,216
Nine Dragons Paper Holdings Ltd.	63,000	58,890
Oji Holdings Corp.	31,000	121,839
Sappi Ltd.	19,577	101,079	(a)
Stora Enso Oyj, Class R	16,499	146,571
UPM-Kymmene Oyj	13,305	281,101
		1,182,903
Personal Products—0.4%
AMOREPACIFIC Corp.	1,310	462,696
AMOREPACIFIC Group	1,200	180,324
Beiersdorf AG	3,558	335,673
Dabur India Ltd.	13,803	56,296
Godrej Consumer Products Ltd.	4,709	111,427
Hengan International Group Company Ltd.	19,500	161,663
Hypermarcas S.A.	12,800	109,804
Kao Corp.	16,100	904,805

Kose Corp.	900	91,364
L’Oreal S.A.	8,169	1,543,212
LG Household & Health Care Ltd.	359	311,295
Marico Ltd.	10,808	44,592
Natura Cosmeticos S.A.	7,200	69,211
Shiseido Company Ltd.	12,000	315,746
Unilever N.V.	53,483	2,468,780
Unilever PLC	42,297	2,007,921
		9,174,809
Pharmaceuticals—1.6%
Aspen Pharmacare Holdings Ltd.	11,107	250,390
Astellas Pharma Inc.	68,800	1,069,045
AstraZeneca PLC	39,998	2,599,948
Aurobindo Pharma Ltd.	9,370	120,608
Bayer AG	27,448	2,758,564
Chugai Pharmaceutical Company Ltd.	8,200	294,347
Cipla Ltd.	12,861	111,978
CSPC Pharmaceutical Group Ltd.	134,000	134,070
Daiichi Sankyo Company Ltd.	16,700	398,267
Dr Reddy’s Laboratories Ltd.	3,837	178,941
Eisai Company Ltd.	8,400	521,511
Endo International PLC	8,958	180,504	(a)
Galenica AG	140	148,896
GlaxoSmithKline PLC	162,680	3,472,009
Glenmark Pharmaceuticals Ltd.	5,757	79,896
Hanmi Pharm Company Ltd.	246	113,468
Hisamitsu Pharmaceutical Company Inc.	2,400	128,692
Kalbe Farma Tbk PT	854,500	112,288
Kyowa Hakko Kirin Company Ltd.	8,000	125,295
Lupin Ltd.	9,440	210,408
Merck KGaA	4,747	511,649
Mitsubishi Tanabe Pharma Corp.	5,300	112,788
Novartis AG	72,545	5,717,390
Novo Nordisk A/S, Class B	61,737	2,566,027
Ono Pharmaceutical Company Ltd.	14,500	401,859
Orion Oyj, Class B	4,156	163,888
Otsuka Holdings Company Ltd.	13,000	589,118
Perrigo Company PLC	6,533	603,192
Piramal Enterprises Ltd.	2,159	59,666
Richter Gedeon Nyrt	2,156	43,666
Roche Holding AG	22,982	5,713,495
Sanofi	37,696	2,865,418
Santen Pharmaceutical Company Ltd.	13,500	197,704
Shionogi & Company Ltd.	10,600	539,290
Sino Biopharmaceutical Ltd.	186,000	124,944
Sumitomo Dainippon Pharma Company Ltd.	6,100	117,283
Sun Pharmaceutical Industries Ltd.	33,348	372,147
Taisho Pharmaceutical Holdings Company Ltd.	1,300	132,484
Takeda Pharmaceutical Company Ltd.	24,000	1,143,060
Teva Pharmaceutical Industries Ltd.	31,964	1,532,561
Theravance Biopharma Inc.	722	26,165	(a)
UCB S.A.	4,241	328,046
Valeant Pharmaceuticals International Inc.	11,948	292,643	(a)
Yuhan Corp.	173	43,590
		37,207,198

Precious Metals & Minerals—0.0%*
Anglo American Platinum Ltd.	1,523	42,800	(a)
Fresnillo PLC	4,958	116,829
Impala Platinum Holdings Ltd.	21,829	110,326	(a)
Industrias Penoles SAB de C.V.	6,055	145,168
		415,123
Property & Casualty Insurance—0.3%
Admiral Group PLC	8,319	221,423
Argo Group International Holdings Ltd.	575	32,441
Aspen Insurance Holdings Ltd.	545	25,392
Chubb Ltd.	21,024	2,641,666
Direct Line Insurance Group PLC	40,658	192,668
Dongbu Insurance Company Ltd.	1,106	68,488
Global Indemnity PLC	165	4,900	(a)
Hyundai Marine & Fire Insurance Company Ltd.	1,762	57,995
Insurance Australia Group Ltd.	85,299	357,055
Intact Financial Corp.	3,974	286,775
James River Group Holdings Ltd.	286	10,353
MS&AD Insurance Group Holdings Inc.	16,500	454,518
PICC Property & Casualty Company Ltd., Class H	152,600	252,630
Qatar Insurance Co. SAQ	4,276	104,376
QBE Insurance Group Ltd.	43,777	311,218
RSA Insurance Group PLC	42,571	301,936
Samsung Fire & Marine Insurance Company Ltd.	977	247,943
Sompo Holdings Inc.	11,100	325,059
Suncorp Group Ltd.	42,400	392,928
The People’s Insurance Company Group of China Ltd., Class H	224,000	91,264
Tokio Marine Holdings Inc.	22,600	855,660
Tryg A/S	5,635	113,109
XL Group Ltd.	12,429	417,987
		7,767,784
Publishing—0.0%*
Axel Springer SE	1,610	82,469
Lagardere SCA	4,450	113,346
Pearson PLC	26,187	256,147
Singapore Press Holdings Ltd.	62,737	175,311
		627,273
Railroads—0.3%
Aurizon Holdings Ltd.	58,829	211,589
BTS Group Holdings PCL NVDR	100,000	24,964
Canadian National Railway Co.	24,728	1,613,600
Canadian Pacific Railway Ltd.	4,792	729,930
Central Japan Railway Co.	4,600	781,771
Container Corporation of India Ltd.	1,215	25,057
East Japan Railway Co.	11,500	1,031,156
Hankyu Hanshin Holdings Inc.	7,000	239,866
Keikyu Corp.	19,000	197,383
Keio Corp.	23,000	199,872
Keisei Electric Railway Company Ltd.	5,000	124,080
Kintetsu Group Holdings Company Ltd.	61,000	254,807
MTR Corporation Ltd.	43,500	239,487
Nagoya Railroad Company Ltd.	32,000	173,485
Odakyu Electric Railway Company Ltd.	12,000	265,442
Tobu Railway Company Ltd.	32,000	162,109
Tokyu Corp.	37,000	280,610
West Japan Railway Co.	5,800	357,284
		6,912,492

Real Estate Development—0.1%
Bumi Serpong Damai Tbk PT	185,500	31,270
Cheung Kong Property Holdings Ltd.	88,564	646,307
China Evergrande Group	113,000	76,344
China Jinmao Holdings Group Ltd.	114,000	35,129
China Overseas Land & Investment Ltd.	146,000	495,078
China Resources Land Ltd.	89,777	250,025
China Vanke Company Ltd., Class H	49,400	128,023
Country Garden Holdings Company Ltd.	181,333	95,624
Emaar Properties PJSC	145,223	280,720
Guangzhou R&F Properties Company Ltd., Class H	33,600	52,852
Highwealth Construction Corp.	23,400	36,206
IOI Properties Group Bhd	74,607	44,921
Lippo Karawaci Tbk PT	374,000	28,370
Longfor Properties Company Ltd.	50,000	76,715
Ruentex Development Company Ltd.	27,874	33,925	(a)
Shimao Property Holdings Ltd.	51,500	69,721
Shui On Land Ltd.	136,666	37,180
Sino Land Company Ltd.	116,000	205,200
Sino-Ocean Group Holding Ltd.	104,500	48,100
SOHO China Ltd.	76,000	41,057
Sunac China Holdings Ltd.	51,000	36,692
Talaat Moustafa Group	36,052	21,924
		2,771,383
Real Estate Operating Companies—0.1%
Aeon Mall Company Ltd.	4,000	62,726
BR Malls Participacoes S.A.	22,360	84,654	(a)
Central Pattana PCL NVDR	44,200	74,304
Deutsche Wohnen AG	12,164	442,290
First Capital Realty Inc.	863	14,433
Global Logistic Properties Ltd.	88,600	121,517
Hulic Company Ltd.	10,000	101,219
Hysan Development Company Ltd.	26,000	121,855
Multiplan Empreendimentos Imobiliarios S.A.	3,200	62,250
NTT Urban Development Corp.	4,500	43,238
SM Prime Holdings Inc.	245,000	142,216
Swire Properties Ltd.	30,800	90,145
Swiss Prime Site AG	2,163	190,105	(a)
Vonovia SE	16,737	633,959
		2,184,911
Real Estate Services—0.0%*
Altisource Portfolio Solutions S.A.	231	7,484	(a)
Regional Banks—0.1%
Bank of Queensland Ltd.	12,042	104,776
Bendigo & Adelaide Bank Ltd.	15,355	126,552
BNK Financial Group Inc.	7,204	56,122
Chongqing Rural Commercial Bank Company Ltd., Class H	92,000	56,700
Concordia Financial Group Ltd.	47,000	203,149
DGB Financial Group Inc.	3,207	26,294
First BanCorp	2,390	12,428	(a)
Fukuoka Financial Group Inc.	30,000	123,537
Resona Holdings Inc.	68,000	283,577
Seven Bank Ltd.	22,000	69,955
Shinsei Bank Ltd.	64,000	96,065
Suruga Bank Ltd.	7,000	166,523
The Bank of Kyoto Ltd.	14,000	101,476
The Chiba Bank Ltd.	27,000	151,977

The Chugoku Bank Ltd.	7,000	84,679
The Hachijuni Bank Ltd.	15,000	77,470
The Hiroshima Bank Ltd.	19,000	78,053
The Iyo Bank Ltd.	11,000	66,045
The Joyo Bank Ltd.	25,000	103,985	(a)
The Shizuoka Bank Ltd.	21,000	166,731
Yamaguchi Financial Group Inc.	8,000	84,768
		2,240,862
Reinsurance—0.1%
Blue Capital Reinsurance Holdings Ltd.	114	2,088
Hannover Rueck SE	2,353	252,108
Muenchener Rueckversicherungs-Gesellschaft AG	5,242	977,899
RenaissanceRe Holdings Ltd.	373	44,820
SCOR SE	5,925	184,241
Swiss Re AG	10,096	912,848
Third Point Reinsurance Ltd.	1,326	15,912	(a)
		2,389,916
Renewable Electricity—0.0%*
Atlantica Yield PLC	1,183	22,489
China Longyuan Power Group Corporation Ltd., Class H	101,000	82,040
Energy Development Corp.	270,200	32,929
Engie Brasil Energia S.A.	6,100	72,287
Meridian Energy Ltd.	39,224	74,162
		283,907
Research & Consulting Services—0.1%
Bureau Veritas S.A.	8,532	183,088
Experian PLC	31,900	639,804
Intertek Group PLC	5,415	245,419
RELX N.V.	35,472	637,616
RELX PLC	36,047	685,051
SGS S.A.	183	410,589
Wolters Kluwer N.V.	11,537	493,912
		3,295,479
Residential REITs—0.0%*
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	58,985	59,758
Restaurants—0.1%
Compass Group PLC	56,144	1,090,319
Jollibee Foods Corp.	15,290	77,877
McDonald’s Holdings Company Japan Ltd.	2,600	76,512
Restaurant Brands International Inc.	7,911	352,135
Sodexo SA	3,320	395,488
Whitbread PLC	6,273	319,100
		2,311,431
Retail REITs—0.2%
CapitaLand Mall Trust	82,400	131,144
Hammerson PLC	30,144	229,852
Hyprop Investments Ltd.	6,628	58,239
Intu Properties PLC	36,016	138,670
Japan Retail Fund Investment Corp.	77	190,171
Klepierre	6,776	310,687
Link REIT	82,500	606,309
Resilient REIT Ltd.	11,324	94,405
RioCan Real Estate Investment Trust	5,179	107,264
Scentre Group	174,121	626,257
The British Land Company PLC	37,216	305,773

Unibail-Rodamco SE	3,104	837,186
Vicinity Centres	121,693	295,208
Westfield Corp.	69,643	518,554
		4,449,719
Security & Alarm Services—0.0%*
G4S PLC	64,223	190,044
S-1 Corp.	405	37,325
Secom Company Ltd.	6,800	504,166
Securitas AB, Class B	11,896	199,669
		931,204
Semiconductor Equipment—0.1%
ASM Pacific Technology Ltd.	9,300	76,621
ASML Holding N.V.	11,931	1,309,833
GCL-Poly Energy Holdings Ltd.	394,000	52,324
Hanergy Thin Film Power Group Ltd.	64,000	—	(a,**)
Hermes Microvision Inc.	1,000	43,228
Tokyo Electron Ltd.	5,400	473,370
		1,955,376
Semiconductors—0.5%
Advanced Semiconductor Engineering Inc.	151,000	181,130
Broadcom Ltd.	17,879	3,084,485
Infineon Technologies AG	35,586	635,066
Inotera Memories Inc.	84,000	73,963	(a)
MediaTek Inc.	44,352	338,878
Novatek Microelectronics Corp.	22,000	77,555
NXP Semiconductors N.V.	9,900	1,009,899	(a)
Phison Electronics Corp.	5,000	37,964
Powertech Technology Inc.	27,000	70,029
Realtek Semiconductor Corp.	16,160	53,101
Rohm Company Ltd.	2,100	109,495
Semiconductor Manufacturing International Corp.	992,000	111,275	(a)
Siliconware Precision Industries Company Ltd.	76,848	115,227
SK Hynix Inc.	19,550	713,588
STMicroelectronics N.V.	17,059	139,296
Taiwan Semiconductor Manufacturing Company Ltd.	811,000	4,721,810
United Microelectronics Corp.	501,000	184,605
Vanguard International Semiconductor Corp.	19,000	35,520
		11,692,886
Silver—0.0%*
Silver Wheaton Corp.	14,644	394,889
Soft Drinks—0.1%
Arca Continental SAB de C.V.	14,500	86,460
Coca-Cola Amatil Ltd.	23,185	181,859
Coca-Cola European Partners PLC	7,000	278,871
Coca-Cola Femsa SAB de C.V., Class L	16,500	124,039
Coca-Cola HBC AG	6,874	160,013	(a)
Coca-Cola Icecek AS	2,227	27,103
Fomento Economico Mexicano SAB de C.V.	59,128	545,254
Suntory Beverage & Food Ltd.	3,900	167,531
		1,571,130
Specialized Finance—0.0%*
Chailease Holding Company Ltd.	32,718	58,034
Far East Horizon Ltd.	53,000	50,021
Mitsubishi UFJ Lease & Finance Company Ltd.	22,400	101,753
Power Finance Corporation Ltd.	21,642	39,039
		248,847

Specialty Chemicals—0.3%
Akzo Nobel N.V.	8,113	549,687
Asian Paints Ltd.	10,450	182,067
Chr Hansen Holding A/S	3,500	208,121
Croda International PLC	5,263	238,188
EMS-Chemie Holding AG	324	174,300
Evonik Industries AG	4,176	141,235
Givaudan S.A.	322	656,689
Hitachi Chemical Company Ltd.	4,000	91,088
Johnson Matthey PLC	5,784	247,492
JSR Corp.	6,700	104,471
Kansai Paint Company Ltd.	6,000	130,529
Koninklijke DSM N.V.	5,587	377,725
Nippon Paint Holdings Company Ltd.	6,100	201,797
Nitto Denko Corp.	5,500	353,360
Novozymes A/S, Class B	7,835	344,691
Shin-Etsu Chemical Company Ltd.	12,700	878,145
Sika AG	85	414,215
Symrise AG	3,997	293,002
Umicore S.A.	3,664	229,886
		5,816,688
Specialty Stores—0.0%*
Dufry AG	1,281	160,687	(a)
FF Group	1,860	46,195	(a)
Hotel Shilla Company Ltd.	1,000	54,932
JUMBO S.A.	4,127	51,481
		313,295
Steel—0.1%
ArcelorMittal	39,985	244,807	(a)
China Steel Corp.	381,796	269,183
Cia Siderurgica Nacional S.A.	27,400	76,663	(a)
Eregli Demir ve Celik Fabrikalari TAS	70,254	96,694
Fortescue Metals Group Ltd.	55,018	208,408
Hitachi Metals Ltd.	8,000	97,329
Hyundai Steel Co.	2,772	127,859
JFE Holdings Inc.	15,900	229,397
JSW Steel Ltd.	2,896	75,553
Kobe Steel Ltd.	9,500	85,089	(a)
Nippon Steel & Sumitomo Metal Corp.	23,600	479,271
POSCO	2,429	500,643
Severstal PJSC GDR	7,140	86,180
Tata Steel Ltd.	11,358	64,066
ThyssenKrupp AG	10,422	248,534
Vale S.A.	45,500	249,428
Voestalpine AG	4,459	154,339
		3,293,443
Systems Software—0.0%*
AVG Technologies N.V.	844	21,109	(a)
Check Point Software Technologies Ltd.	2,400	186,264	(a)
Fleetmatics Group PLC	787	47,204	(a)
Oracle Corporation Japan	1,400	78,665
Totvs S.A.	4,200	39,274
Trend Micro Inc.	4,000	138,646
		511,162
Technology Distributors—0.0%*
Synnex Technology International Corp.	50,400	55,793
WPG Holdings Ltd.	51,000	60,363
		116,156

Technology Hardware, Storage & Peripherals—0.4%
Acer Inc.	102,084	47,386	(a)
Advantech Company Ltd.	10,994	94,348
Asustek Computer Inc.	26,000	231,836
BlackBerry Ltd.	17,699	140,865	(a)
Brother Industries Ltd.	8,800	153,032
Canon Inc.	31,900	920,947
Catcher Technology Company Ltd.	28,000	227,337
Chicony Electronics Company Ltd.	17,427	44,088
Compal Electronics Inc.	158,000	97,536
Foxconn Technology Company Ltd.	32,561	95,360
FUJIFILM Holdings Corp.	14,800	543,390
HTC Corp.	30,000	83,361	(a)
Inventec Corp.	80,000	65,336
Konica Minolta Inc.	5,600	47,005
Lenovo Group Ltd.	248,000	164,354
Lite-On Technology Corp.	84,669	121,822
NEC Corp.	98,000	250,649
Pegatron Corp.	59,000	151,709
Quanta Computer Inc.	112,000	233,679
Ricoh Company Ltd.	22,400	201,294
Samsung Electronics Company Ltd.	3,232	4,689,459
Seagate Technology PLC	13,495	520,232
Seiko Epson Corp.	10,000	190,787
Transcend Information Inc.	6,000	17,514
Wistron Corp.	89,820	66,766
		9,400,092
Textiles—0.0%*
Eclat Textile Company Ltd.	5,200	62,044
Formosa Taffeta Company Ltd.	25,000	23,688
Ruentex Industries Ltd.	19,711	31,693
		117,425
Thrifts & Mortgage Finance—0.1%
Essent Group Ltd.	1,498	39,862	(a)
Housing Development Finance Corporation Ltd.	53,190	1,114,409
Indiabulls Housing Finance Ltd.	9,083	112,808
LIC Housing Finance Ltd.	11,981	104,334
		1,371,413
Tires & Rubber—0.1%
Bridgestone Corp.	21,500	786,836
Cheng Shin Rubber Industry Company Ltd.	65,550	137,811
Cie Generale des Etablissements Michelin	6,432	711,697
Hankook Tire Company Ltd.	2,917	157,325
Nokian Renkaat Oyj	3,864	140,910
Sumitomo Rubber Industries Ltd.	6,400	95,938
The Yokohama Rubber Company Ltd.	3,500	55,439
		2,085,956
Tobacco—0.4%
British American Tobacco Malaysia Bhd	4,300	51,095
British American Tobacco PLC	60,270	3,859,733
Gudang Garam Tbk PT	18,500	87,886
Hanjaya Mandala Sampoerna Tbk PT	190,000	57,505
Imperial Brands PLC	32,436	1,674,209
ITC Ltd.	117,714	428,388
Japan Tobacco Inc.	35,400	1,439,911
KT&G Corp.	3,742	424,706
Swedish Match AB	6,585	241,959
		8,265,392

Trading Companies & Distributors—0.2%
Ashtead Group PLC	19,688	325,055
Brenntag AG	4,792	261,750
Bunzl PLC	10,462	309,855
Finning International Inc.	6,330	117,521
ITOCHU Corp.	47,400	590,715
Marubeni Corp.	52,900	269,293
Mitsubishi Corp.	45,400	1,024,431
Mitsui & Company Ltd.	57,000	782,684
Noble Group Ltd.	416,000	46,376	(a)
Posco Daewoo Corp.	2,030	45,158
Rexel S.A.	8,008	122,797
SK Networks Company Ltd.	6,600	40,091
Sumitomo Corp.	34,200	379,268
Toyota Tsusho Corp.	6,800	156,528
Travis Perkins PLC	6,388	128,121
Triton International Ltd.	766	10,104
Wolseley PLC	8,935	505,466
		5,115,213
Trucking—0.0%*
ComfortDelGro Corporation Ltd.	50,000	103,047
DSV A/S	5,426	270,238
Localiza Rent a Car S.A.	5,145	62,807
Nippon Express Company Ltd.	32,000	148,521
		584,613
Water Utilities—0.0%*
Aguas Andinas S.A., Class A	77,578	49,802
Beijing Enterprises Water Group Ltd.	130,000	87,829
Cia de Saneamento Basico do Estado de Sao Paulo	13,500	125,449
Consolidated Water Company Ltd.	301	3,498
Guangdong Investment Ltd.	92,000	146,138
Severn Trent PLC	9,568	311,342
United Utilities Group PLC	23,476	305,868
		1,029,926
Wireless Telecommunication Services—0.6%
Advanced Info Service PCL NVDR	38,900	179,625
America Movil SAB de C.V., Class L	983,589	562,094
Axiata Group Bhd	97,600	123,195
Bharti Airtel Ltd.	47,488	223,603
China Mobile Ltd.	198,500	2,401,927
DiGi.Com Bhd	96,300	115,965
Empresa Nacional de Telecomunicaciones SA	4,152	40,611	(a)
Far EasTone Telecommunications Company Ltd.	32,000	75,545
Global Telecom Holding SAE	2,285	1,078	(a)
Globe Telecom Inc.	1,235	51,952
Idea Cellular Ltd.	24,304	28,929
KDDI Corp.	61,300	1,885,642
Maxis Bhd	88,900	132,420
MegaFon PJSC GDR	7,188	68,645
Millicom International Cellular S.A.	2,635	136,865
Mobile TeleSystems PJSC ADR	20,756	158,368
MTN Group Ltd.	59,093	504,759
NTT DOCOMO Inc.	44,100	1,115,728
PLDT Inc.	3,770	133,091
Rogers Communications Inc., Class B	12,899	546,287
Sistema PJSC FC GDR GDR	8,110	60,176
SK Telecom Company Ltd.	72	14,775

SoftBank Group Corp.	32,200	2,073,850
StarHub Ltd.	26,000	65,408
Taiwan Mobile Company Ltd.	43,000	154,328
Tele2 AB, Class B	11,746	101,523
Tim Participacoes S.A.	31,600	76,840
Turkcell Iletisim Hizmetleri AS	31,681	102,517	(a)
Vodacom Group Ltd.	9,090	101,891
Vodafone Group PLC	876,073	2,523,557
Vodafone Qatar QSC	12,767	38,210	(a)
XL Axiata Tbk PT	93,500	19,343	(a)
		13,818,747

Total Common Stock (Cost $589,744,263)		591,267,824
Preferred Stock—0.3%
Automobile Manufacturers—0.1%
Bayerische Motoren Werke AG	1,658	122,267
Hyundai Motor Co.	1,448	138,706
Hyundai Motor Co.	666	60,773
Porsche Automobil Holding SE	5,309	271,077
Volkswagen AG	6,157	809,205
		1,402,028
Commodity Chemicals—0.0%*
Braskem S.A., Class A	6,100	47,146
FUCHS PETROLUB SE	2,446	111,630
LG Chem Ltd.	274	40,925
		199,701
Diversified Banks—0.1%
Banco Bradesco S.A.	101,204	924,241
Bancolombia S.A.	12,485	121,122
Grupo Aval Acciones y Valores SA	128,800	56,350
Itau Unibanco Holding S.A.	93,543	1,022,715
Itausa—Investimentos Itau S.A.	135,385	347,542
		2,471,970
Electric Utilities—0.0%*
Centrais Eletricas Brasileiras S.A., Class B	8,100	59,512	(a)
Cia Energetica de Minas Gerais	28,508	75,288
Cia Paranaense de Energia, Class B	3,900	40,370
		175,170
Fertilizers & Agricultural Chemicals—0.0%*
Sociedad Quimica y Minera de Chile S.A., Class B	3,310	89,668
General Merchandise Stores—0.0%*
Lojas Americanas S.A.	23,550	146,352
Household Products—0.1%
Henkel AG & Company KGaA	5,912	803,913
Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao	4,800	78,452
Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	117,938	492,611	(a)
Integrated Telecommunication Services—0.0%*
Telefonica Brasil S.A.	11,900	171,970
Multi-Sector Holdings—0.0%*
Grupo de Inversiones Suramericana S.A.	3,025	39,178
Paper Products—0.0%*
Suzano Papel e Celulose S.A., Class A	9,200	29,649
Renewable Electricity—0.0%*
Cia Energetica de Sao Paulo	5,900	26,696

Soft Drinks—0.0%*
Embotelladora Andina S.A., Class B		7,865	30,001
Steel—0.0%*
Gerdau S.A.		34,600	94,358
Vale S.A.		68,100	322,804
			417,162
Technology Hardware, Storage & Peripherals—0.0%*
Samsung Electronics Company Ltd.		625	732,056

Total Preferred Stock (Cost $10,427,540)			7,306,577

Rights—0.0%*
Coal & Consumable Fuels—0.0%*
Banpu PCL NVDR		1,639	—	(a,**)
Construction Machinery & Heavy Trucks—0.0%*
Samsung Heavy Industries Company Ltd.		1,929	3,853	(a)
Industrial Gases—0.0%*
Air Liquide S.A.		11,388	31,115	(a)

Total Rights (Cost $14,686)			34,968

Total Foreign Equity (Cost $600,186,489)			598,609,369

Bonds and Notes—30.0%		Principal Amount	Fair Value
U.S. Treasuries—10.7%
U.S. Treasury Bonds
2.50%	02/15/45 - 05/15/46	$5,560,000	5,766,859
2.75%	11/15/42	650,000	709,668
2.88%	08/15/45	1,600,000	1,787,688
3.00%	05/15/42 - 11/15/45	13,800,000	15,780,324
3.13%	08/15/44	2,000,000	2,341,562
3.38%	05/15/44	2,900,000	3,548,423
3.63%	08/15/43 - 02/15/44	1,740,000	2,221,927
3.75%	11/15/43	600,000	783,140
4.38%	11/15/39	500,000	698,789
4.50%	02/15/36	3,000,000	4,229,181
4.63%	02/15/40	500,000	723,047
5.25%	02/15/29	200,000	278,391
5.50%	08/15/28	1,450,000	2,040,479
6.38%	08/15/27	200,000	294,148
7.63%	11/15/22 - 02/15/25	500,000	708,840
7.88%	02/15/21	2,000,000	2,577,032
8.75%	05/15/20	3,000,000	3,823,944
9.00%	11/15/18	3,000,000	3,519,726
U.S. Treasury Notes
0.63%	04/30/18	3,000,000	2,995,194
0.75%	12/31/17 - 03/31/18	6,000,000	6,001,876
0.88%	01/31/18 - 03/31/18	6,000,000	6,012,342
1.00%	03/15/18 - 05/31/18	12,800,000	12,850,913
1.13%	12/31/19 - 06/30/21	20,300,000	20,387,720
1.25%	10/31/18 - 02/29/20	13,500,000	13,629,648
1.38%	07/31/18 - 05/31/21	19,200,000	19,433,897
1.50%	11/30/19 - 08/15/26	14,800,000	15,000,071
1.63%	04/30/19 - 05/15/26	19,900,000	20,192,955
1.75%	10/31/20 - 09/30/22	10,600,000	10,878,708
2.00%	07/31/20 - 08/15/25	28,344,000	29,376,248

2.13%	08/31/20 - 12/31/22	5,100,000	5,324,501
2.25%	03/31/21 - 11/15/25	14,890,000	15,709,453
2.38%	05/31/18 - 08/15/24	11,700,000	12,265,125
2.50%	05/15/24	2,500,000	2,687,402
2.63%	08/15/20 - 11/15/20	3,885,000	4,120,743
3.13%	05/15/21	4,000,000	4,352,656
3.63%	02/15/21	700,000	774,430
			253,827,050
U.S. Government Sponsored Agency—0.0%*
Tennessee Valley Authority
3.50%	12/15/42	1,000,000	1,094,559
Agency Collateralized Mortgage Obligations—0.2%
Federal Home Loan Mortgage Corp.
2.37%	05/25/22	600,000	622,887
2.60%	10/25/23	130,144	134,844
2.79%	10/25/20	41,105	42,079
2.87%	12/25/21	800,000	845,761
3.06%	07/25/23	600,000	646,481	(e)
3.30%	04/25/23	100,000	109,200	(e)
3.39%	03/25/24	200,000	220,171
3.40%	07/25/19	138,065	141,592
3.41%	05/25/19	195,044	200,683
3.49%	01/25/24	300,000	332,291
3.53%	07/25/23	800,000	885,811	(e)
3.97%	01/25/21	200,000	219,320
4.25%	01/25/20	100,000	108,266
5.09%	03/25/19	100,000	108,230
Federal National Mortgage Assoc.
2.78%	06/25/21	493,268	517,107	(e)
			5,134,723
Agency Mortgage Backed—9.2%
Federal Home Loan Mortgage Corp.
0.88%	03/07/18	2,000,000	2,001,568
1.13%	08/12/21	1,137,000	1,125,353
1.20%	10/29/18	1,100,000	1,100,140
1.25%	10/02/19	1,500,000	1,510,471
2.38%	01/13/22	2,100,000	2,211,380
2.50%	07/01/28 - 01/01/30	3,172,247	3,289,969
2.50%	TBA	167,000	168,411	(f)
2.51%	11/25/22	300,000	313,244
3.00%	05/01/30 - 03/01/43	11,104,099	11,656,651
3.00%	TBA	3,868,000	4,025,192	(f)
3.50%	TBA	735,000	775,727	(f)
3.50%	10/01/42 - 09/01/46	12,854,247	13,582,252
4.00%	TBA	1,159,000	1,197,750	(f)
4.00%	06/01/42 - 04/01/46	7,846,046	8,439,122
4.50%	05/01/42 - 01/01/45	130,685	143,831
4.50%	TBA	57,000	62,415	(f)
4.88%	06/13/18	2,000,000	2,136,276
5.00%	12/01/22 - 06/01/41	3,266,814	3,614,172
5.50%	01/01/38 - 04/01/39	583,484	674,705
6.00%	06/01/37 - 11/01/37	542,535	633,872
6.25%	07/15/32	250,000	376,930
Federal Home Loan Mortgage Corp. 12 month USD LIBOR + 1.65%
2.45%	05/01/43	731,680	753,234	(e)
Federal Home Loan Mortgage Corp. 12 month USD LIBOR + 1.50%
1.79%	06/01/43	264,684	270,350	(e)

Federal Home Loan Mortgage Corp. 12 month USD LIBOR + 1.60%
2.52%	08/01/43	269,503	277,604	(e)
Federal Home Loan Mortgage Corp.
2.50%	TBA	1,608,000	1,665,787	(f)
Federal National Mortgage Assoc.
0.88%	12/20/17 - 05/21/18	6,900,000	6,909,751
2.50%	02/01/28 - 08/01/30	5,993,973	6,221,577
2.68%	05/25/21	100,000	104,513	(e)
3.00%	01/01/28 - 11/01/45	18,135,581	19,016,710
3.50%	01/01/27 - 08/01/46	22,436,362	23,756,232
3.50%	TBA	354,000	373,581	(f)
4.00%	10/01/41 - 07/01/46	13,696,447	14,807,254
4.00%	TBA	369,000	396,315	(f)
4.50%	10/01/40 - 04/01/41	10,428,152	11,454,714
5.00%	12/01/39 - 06/01/41	3,861,541	4,369,618
5.50%	12/01/35 - 04/01/38	3,865,972	4,394,101
6.00%	03/01/34 - 08/01/37	2,765,971	3,190,853
6.63%	11/15/30	100,000	152,341
Federal National Mortgage Assoc. 12 month USD LIBOR + 1.53%
1.91%	04/01/43	463,523	474,314	(e)
Federal National Mortgage Assoc.
2.50%	TBA	892,000	914,747	(f)
3.00%	TBA	3,337,000	3,469,763	(f)
3.50%	10/01/31	1,518,000	1,600,636	(f)
4.00%	TBA	1,490,000	1,544,920	(f)
4.50%	TBA	623,000	650,508	(f)
Government National Mortgage Assoc.
2.50%	05/20/45	326,712	332,530
3.00%	10/15/42 - 12/20/45	6,433,868	6,759,469
3.50%	03/20/45 - 09/20/46	18,265,087	19,439,812
4.00%	12/20/40 - 09/20/46	8,545,294	9,194,532
4.50%	05/20/40	2,157,058	2,362,450
5.00%	08/15/41	3,271,836	3,676,141
3.00%	TBA	7,433,000	7,787,810	(f)
3.50%	TBA	1,024,000	1,087,680	(f)
4.00%	TBA	318,000	340,819	(f)
			216,790,097
Asset Backed—0.1%
Capital One Multi-Asset Execution Trust
1.39%	01/15/21	1,000,000	1,004,487
Discover Card Execution Note Trust
1.90%	10/17/22	1,000,000	1,016,599
Hyundai Auto Receivables Trust 2015-B
1.12%	11/15/19	500,000	500,410
			2,521,496
Corporate Notes—8.9%
21st Century Fox America Inc.
6.65%	11/15/37	579,000	764,851
3M Co.
3.00%	08/07/25	250,000	268,996
Abbott Laboratories
2.55%	03/15/22	430,000	441,874
AbbVie Inc.
4.40%	11/06/42	250,000	260,765
4.50%	05/14/35	70,000	74,744
4.70%	05/14/45	250,000	269,860

Actavis Funding SCS
4.75%	03/15/45	350,000	383,641
Actavis Inc.
3.25%	10/01/22	500,000	518,307
Adobe Systems Inc.
3.25%	02/01/25	70,000	73,762
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust
3.95%	02/01/22	500,000	511,875
Aetna Inc.
1.50%	11/15/17	713,000	713,057
2.75%	11/15/22	500,000	512,713
3.20%	06/15/26	250,000	254,079
4.25%	06/15/36	250,000	259,552
Aflac Inc.
3.63%	11/15/24	250,000	268,992
Agrium Inc.
6.75%	01/15/19	1,000,000	1,104,763
Air Lease Corp.
3.88%	04/01/21	200,000	211,500
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	208,539
Alphabet Inc.
3.38%	02/25/24	225,000	246,487
Altria Group Inc.
4.25%	08/09/42	413,000	449,445
5.38%	01/31/44	70,000	88,636
Amazon.com Inc.
1.20%	11/29/17	373,000	373,323
4.80%	12/05/34	250,000	294,289
America Movil SAB de C.V.
3.13%	07/16/22	750,000	767,950
American Express Co.
3.63%	12/05/24	250,000	260,542
7.00%	03/19/18	1,000,000	1,078,631
American Honda Finance Corp.
2.15%	03/13/20	200,000	204,372
American International Group Inc.
4.50%	07/16/44	250,000	255,280
4.88%	06/01/22	500,000	562,617
American Tower Corp. (REIT)
3.50%	01/31/23	500,000	521,692
Amgen Inc.
4.66%	06/15/51	655,000	702,390	(d)
Anadarko Petroleum Corp.
6.20%	03/15/40	442,000	506,541
Anheuser-Busch InBev Finance Inc.
3.70%	02/01/24	500,000	540,617
4.90%	02/01/46	220,000	263,857
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	892,000	909,698
7.75%	01/15/19	500,000	568,767
Anthem Inc.
1.88%	01/15/18	602,000	604,881
3.30%	01/15/23	500,000	524,159
3.70%	08/15/21	237,000	253,931

Aon PLC
4.25%	12/12/42	250,000	251,163
Apache Corp.
5.10%	09/01/40	250,000	259,855
Apple Inc.
1.00%	05/03/18	250,000	249,628
3.25%	02/23/26	160,000	170,170
4.38%	05/13/45	465,000	514,418
4.65%	02/23/46	185,000	214,029
Applied Materials Inc.
3.90%	10/01/25	160,000	176,972
Archer-Daniels-Midland Co.
4.02%	04/16/43	370,000	403,396
Arrow Electronics Inc.
3.00%	03/01/18	250,000	254,170
4.00%	04/01/25	40,000	40,849
Asian Development Bank
2.13%	03/19/25	500,000	514,105
AstraZeneca PLC
6.45%	09/15/37	250,000	349,314
AT&T Inc.
4.35%	06/15/45	750,000	739,112
4.50%	05/15/35	95,000	100,008
4.75%	05/15/46	250,000	262,986
5.15%	03/15/42	250,000	271,872
5.55%	08/15/41	454,000	519,528
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	250,000	274,628
Autodesk Inc.
1.95%	12/15/17	888,000	893,337
AvalonBay Communities Inc.
3.45%	06/01/25	115,000	119,861
AXA S.A.
8.60%	12/15/30	100,000	141,000
Baidu Inc.
3.25%	08/06/18	205,000	210,369
Bank of America Corp.
3.50%	04/19/26	145,000	150,782
3.88%	08/01/25	250,000	267,235
3.95%	04/21/25	155,000	160,547
4.00%	04/01/24	350,000	377,355
4.13%	01/22/24	500,000	542,515
5.70%	01/24/22	1,071,000	1,245,776
5.75%	12/01/17	1,360,000	1,424,896
6.11%	01/29/37	250,000	305,130
Bank of Montreal
1.45%	04/09/18	500,000	499,999
Barclays PLC
3.65%	03/16/25	500,000	493,307
Baxalta Inc.
4.00%	06/23/25	100,000	106,444
Baxter International Inc.
2.60%	08/15/26	230,000	227,497
BB&T Corp.
2.05%	06/19/18	350,000	353,560
Becton Dickinson and Co.
3.30%	03/01/23	250,000	264,021
3.73%	12/15/24	50,000	54,255

Bed Bath & Beyond Inc.
3.75%	08/01/24	150,000	155,614
Berkshire Hathaway Energy Co.
6.13%	04/01/36	500,000	665,401
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	500,000	531,252
Berkshire Hathaway Inc.
1.15%	08/15/18	500,000	499,902
BHP Billiton Finance USA Ltd.
2.05%	09/30/18	325,000	329,424
Biogen Inc.
4.05%	09/15/25	80,000	87,150
5.20%	09/15/45	150,000	176,870
BNP Paribas S.A.
2.40%	12/12/18	250,000	253,793
Boeing Capital Corp.
4.70%	10/27/19	250,000	275,269
Boston Properties LP (REIT)
3.85%	02/01/23	250,000	267,316
Boston Scientific Corp.
2.65%	10/01/18	500,000	511,425
4.13%	10/01/23	100,000	108,467
BP Capital Markets PLC
2.32%	02/13/20	250,000	255,137
2.50%	11/06/22	500,000	505,190
2.52%	01/15/20	115,000	118,121
3.06%	03/17/22	210,000	219,975
BPCE S.A.
4.00%	04/15/24	250,000	273,941
Bristol-Myers Squibb Co.
2.00%	08/01/22	500,000	504,527
British Telecommunications PLC
9.38%	12/15/30	250,000	405,004
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	82,107
Buckeye Partners LP
4.15%	07/01/23	250,000	254,739
Burlington Northern Santa Fe LLC
5.75%	05/01/40	500,000	650,978
Canadian National Railway Co.
2.95%	11/21/24	305,000	322,388
Canadian Natural Resources Ltd.
3.80%	04/15/24	250,000	248,924
3.90%	02/01/25	250,000	251,148
Canadian Pacific Railway Co.
2.90%	02/01/25	250,000	255,995
Capital One Bank USA
2.30%	06/05/19	250,000	252,881
Capital One Financial Corp.
3.75%	07/28/26	230,000	231,232
4.20%	10/29/25	90,000	93,951
Capital One NA
2.35%	08/17/18	315,000	318,822
Cardinal Health Inc.
3.20%	03/15/23	500,000	524,856

Caterpillar Financial Services Corp.
1.25%	11/06/17	611,000	610,894
3.25%	12/01/24	350,000	372,734
Catholic Health Initiatives
1.60%	11/01/17	175,000	175,337
CBS Corp.
3.38%	03/01/22	250,000	263,142
4.00%	01/15/26	250,000	265,311
Celgene Corp.
5.00%	08/15/45	150,000	169,301
5.25%	08/15/43	220,000	249,352
CenterPoint Energy Houston Electric LLC
4.50%	04/01/44	250,000	297,244
CF Industries Inc.
3.45%	06/01/23	250,000	250,183
5.38%	03/15/44	200,000	197,897
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%	07/23/25	235,000	259,436	(d)
6.48%	10/23/45	250,000	302,997	(d)
Chevron Corp.
1.72%	06/24/18	750,000	754,980
2.19%	11/15/19	55,000	56,107
2.41%	03/03/22	145,000	148,209
2.43%	06/24/20	75,000	77,160
2.95%	05/16/26	100,000	103,395
Chubb INA Holdings Inc.
2.70%	03/13/23	250,000	258,351
4.35%	11/03/45	200,000	231,789
Cigna Corp.
5.38%	02/15/42	250,000	302,870
Cisco Systems Inc.
2.90%	03/04/21	125,000	131,480
5.90%	02/15/39	500,000	671,236
Citigroup Inc.
2.65%	10/26/20	750,000	766,164
3.88%	03/26/25	250,000	258,146
4.30%	11/20/26	200,000	209,892
4.45%	09/29/27	250,000	261,795
5.88%	01/30/42	272,000	348,959
6.13%	08/25/36	255,000	306,424
CME Group Inc.
3.00%	03/15/25	250,000	262,514
CNA Financial Corp.
5.88%	08/15/20	781,000	887,033
Colgate-Palmolive Co.
3.25%	03/15/24	250,000	274,818
Comcast Corp.
4.25%	01/15/33	1,000,000	1,112,727
5.15%	03/01/20	500,000	560,661
Commonwealth Bank of Australia
2.30%	09/06/19	350,000	356,180
Commonwealth Edison Co.
3.10%	11/01/24	150,000	159,103
4.60%	08/15/43	250,000	294,152
4.70%	01/15/44	175,000	209,187

Compass Bank
3.88%	04/10/25	250,000	244,684
ConocoPhillips
6.50%	02/01/39	500,000	647,392
Consolidated Edison Company of New York Inc.
3.30%	12/01/24	350,000	375,714
3.95%	03/01/43	250,000	264,504
Cooperatieve Rabobank UA
2.25%	01/14/19	250,000	253,992
2.50%	01/19/21	250,000	256,386
3.95%	11/09/22	500,000	524,185
4.63%	12/01/23	250,000	270,105
Corning Inc.
2.90%	05/15/22	255,000	262,892
Corp Andina de Fomento
4.38%	06/15/22	250,000	277,313
Costco Wholesale Corp.
2.25%	02/15/22	85,000	87,493
COX Communications Inc.
4.70%	12/15/42	218,000	203,860	(d)
Credit Suisse AG
2.30%	05/28/19	350,000	354,336
3.63%	09/09/24	250,000	261,054
5.30%	08/13/19	500,000	547,619
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	250,000	264,706
CSX Corp.
4.10%	03/15/44	318,000	339,058
CVS Health Corp.
2.25%	12/05/18	500,000	508,980
2.75%	12/01/22	500,000	514,955
3.38%	08/12/24	250,000	264,719
Deere & Co.
3.90%	06/09/42	471,000	511,763
Delphi Corp.
4.15%	03/15/24	150,000	161,099
Deutsche Bank AG
2.95%	08/20/20	250,000	241,575
3.38%	05/12/21	250,000	244,567
Deutsche Telekom International Finance BV
8.75%	06/15/30	250,000	388,877
Devon Energy Corp.
3.25%	05/15/22	500,000	496,467
5.00%	06/15/45	100,000	97,508
Diageo Investment Corp.
2.88%	05/11/22	500,000	524,706
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%	06/15/26	190,000	208,415	(d)
Discover Bank
4.20%	08/08/23	350,000	376,849
Discovery Communications LLC
3.25%	04/01/23	325,000	329,209
3.45%	03/15/25	135,000	133,526
DTE Electric Co.
3.70%	03/15/45	145,000	153,694
DTE Energy Co.
3.85%	12/01/23	250,000	273,239

Duke Energy Corp.
3.05%	08/15/22	1,639,000	1,713,455
Duke Energy Florida LLC
3.40%	10/01/46	400,000	390,224
Eaton Corp.
1.50%	11/02/17	500,000	501,284
eBay Inc.
3.80%	03/09/22	145,000	155,072
Ecolab Inc.
1.45%	12/08/17	750,000	751,802
Ecopetrol S.A.
4.13%	01/16/25	250,000	242,738
7.63%	07/23/19	345,000	393,731
Eli Lilly & Co.
2.75%	06/01/25	45,000	47,457
Emera US Finance LP
3.55%	06/15/26	60,000	62,223	(d)
Emerson Electric Co.
2.63%	02/15/23	500,000	519,811
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	143,784
Enbridge Inc.
3.50%	06/10/24	65,000	64,603
Energy Transfer Partners LP
6.50%	02/01/42	250,000	261,273
6.70%	07/01/18	701,000	751,849
EnLink Midstream Partners LP
5.60%	04/01/44	150,000	139,095
Entergy Louisiana LLC
4.05%	09/01/23	250,000	276,060
Enterprise Products Operating LLC
3.70%	02/15/26	35,000	36,051
3.90%	02/15/24	175,000	183,127
4.45%	02/15/43	442,000	433,889
EOG Resources Inc.
2.45%	04/01/20	175,000	177,497
3.15%	04/01/25	80,000	81,160
ERP Operating LP (REIT)
3.00%	04/15/23	250,000	256,381
European Investment Bank
1.38%	09/15/21	1,000,000	998,806
1.63%	12/15/20	1,000,000	1,012,019
3.25%	01/29/24	1,000,000	1,112,106
Eversource Energy
1.45%	05/01/18	250,000	250,469
3.15%	01/15/25	125,000	130,236
Exelon Generation Company LLC
2.95%	01/15/20	250,000	257,650
Export-Import Bank of Korea
2.38%	08/12/19	500,000	512,822
Express Scripts Holding Co.
4.75%	11/15/21	474,000	531,032
Exxon Mobil Corp.
2.71%	03/06/25	250,000	257,035
3.04%	03/01/26	50,000	52,350
3.18%	03/15/24	250,000	266,178

FedEx Corp.
2.70%	04/15/23	200,000	205,446
4.75%	11/15/45	195,000	222,531
Fifth Third BanCorp
4.50%	06/01/18	500,000	518,594
Fifth Third Bank
2.88%	10/01/21	230,000	240,603
Florida Power & Light Co.
4.13%	02/01/42	500,000	562,487
Ford Motor Co.
4.75%	01/15/43	450,000	469,086
Ford Motor Credit Company LLC
2.46%	03/27/20	250,000	252,346
2.60%	11/04/19	250,000	253,901
3.22%	01/09/22	250,000	256,551
General Electric Co.
5.25%	12/06/17	500,000	523,916	(c)
5.50%	01/08/20	1,000,000	1,129,963	(c)
6.75%	03/15/32	1,250,000	1,759,564	(c)
General Mills Inc.
3.65%	02/15/24	250,000	273,768
General Motors Co.
5.20%	04/01/45	250,000	260,649
General Motors Financial Company Inc.
3.15%	01/15/20	150,000	152,852
3.70%	05/09/23	200,000	203,474
4.38%	09/25/21	100,000	106,813
5.25%	03/01/26	155,000	169,743
Georgia Power Co.
4.30%	03/15/42	472,000	515,374
Georgia-Pacific LLC
8.88%	05/15/31	150,000	237,463
Gilead Sciences Inc.
3.70%	04/01/24	500,000	538,529
4.80%	04/01/44	250,000	279,681
Glencore Finance Canada Ltd.
5.80%	11/15/16	751,275	753,904	(d)
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,099,012
Halliburton Co.
3.50%	08/01/23	900,000	929,270
Harris Corp.
3.83%	04/27/25	250,000	264,795
4.85%	04/27/35	40,000	44,022
HCP Inc. (REIT)
2.63%	02/01/20	500,000	507,217
Hewlett Packard Enterprise Co.
6.35%	10/15/45	250,000	258,517	(d)
Honeywell International Inc.
3.35%	12/01/23	450,000	485,345
Hospitality Properties Trust
4.65%	03/15/24	250,000	257,018
HP Inc.
6.00%	09/15/41	262,000	268,901
HSBC Bank USA
5.88%	11/01/34	500,000	606,471

HSBC Finance Corp.
6.68%	01/15/21	250,000	287,295
HSBC Holdings PLC
3.90%	05/25/26	250,000	259,807
5.10%	04/05/21	1,000,000	1,105,595
HSBC USA Inc.
2.38%	11/13/19	350,000	354,272
Huntington Bancshares Inc.
3.15%	03/14/21	250,000	259,180
Husky Energy Inc.
4.00%	04/15/24	100,000	104,421
Illinois Tool Works Inc.
3.50%	03/01/24	250,000	273,314
Indiana Michigan Power Co.
3.20%	03/15/23	750,000	784,710
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	200,000	221,073
Intel Corp.
1.35%	12/15/17	872,000	874,710
2.60%	05/19/26	250,000	254,850
4.25%	12/15/42	186,000	203,135
Inter-American Development Bank
2.13%	01/15/25	500,000	515,678
3.00%	02/21/24	500,000	546,690
International Bank for Reconstruction & Development
0.88%	08/15/19	1,000,000	994,783
2.25%	06/24/21	1,000,000	1,039,936
2.50%	07/29/25	500,000	529,848
International Business Machines Corp.
4.00%	06/20/42	500,000	525,922
International Finance Corp.
1.25%	07/16/18	500,000	502,856
International Paper Co.
3.65%	06/15/24	500,000	526,178
Interstate Power & Light Co.
3.25%	12/01/24	350,000	369,677
Intesa Sanpaolo S.p.A.
3.88%	01/15/19	200,000	205,916
Invesco Finance PLC
3.13%	11/30/22	500,000	518,904
Jabil Circuit Inc.
4.70%	09/15/22	223,000	233,789
Jefferies Group LLC
5.13%	01/20/23	250,000	266,425
John Deere Capital Corp.
1.95%	12/13/18	500,000	508,451
Johnson & Johnson
2.45%	12/05/21 - 03/01/26	425,000	444,622
4.38%	12/05/33	250,000	299,394
Johnson Controls Inc.
3.63%	07/02/24	80,000	85,575
JPMorgan Chase & Co.
1.70%	03/01/18	200,000	200,603
2.25%	01/23/20	250,000	253,200
2.75%	06/23/20	250,000	257,278
3.13%	01/23/25	250,000	255,664
3.25%	09/23/22	436,000	457,353

3.38%	05/01/23	250,000	256,977
4.50%	01/24/22	703,000	776,748
6.30%	04/23/19	1,000,000	1,113,929
6.40%	05/15/38	500,000	690,411
KeyCorp
2.30%	12/13/18	170,000	172,664
2.90%	09/15/20	125,000	129,800
KFW
2.00%	10/04/22 - 05/02/25	1,750,000	1,795,320
4.50%	07/16/18	1,567,000	1,664,502
Kimberly-Clark Corp.
1.90%	05/22/19	220,000	224,230
2.65%	03/01/25	55,000	57,189
3.20%	07/30/46	125,000	123,259
Kinder Morgan Energy Partners LP
2.65%	02/01/19	740,000	746,172
5.00%	08/15/42	442,000	421,077
Kinder Morgan Inc.
4.30%	06/01/25	115,000	119,586
5.05%	02/15/46	150,000	143,165
5.30%	12/01/34	300,000	299,626
KLA-Tencor Corp.
4.65%	11/01/24	215,000	236,384
Koninklijke Philips N.V.
3.75%	03/15/22	500,000	540,984
Kraft Heinz Foods Co.
5.00%	06/04/42	500,000	575,839
5.20%	07/15/45	150,000	177,828
L-3 Communications Corp.
5.20%	10/15/19	500,000	547,453
Laboratory Corporation of America Holdings
4.00%	11/01/23	200,000	215,505
Lam Research Corp.
3.80%	03/15/25	115,000	119,864
Lincoln National Corp.
4.20%	03/15/22	317,000	343,077
Lloyds Bank PLC
2.40%	03/17/20	250,000	253,907
2.70%	08/17/20	250,000	257,052
Lloyds Banking Group PLC
4.65%	03/24/26	250,000	257,399
Lockheed Martin Corp.
3.60%	03/01/35	55,000	56,490
4.25%	11/15/19	500,000	542,982
4.70%	05/15/46	250,000	297,807
Loews Corp.
2.63%	05/15/23	400,000	403,886
Lowe’s Companies Inc.
2.50%	04/15/26	230,000	230,640
3.12%	04/15/22	750,000	795,794
3.38%	09/15/25	30,000	32,360
LyondellBasell Industries N.V.
6.00%	11/15/21	250,000	292,524
Macy’s Retail Holdings Inc.
3.88%	01/15/22	500,000	526,463
Marsh & McLennan Companies Inc.
4.05%	10/15/23	250,000	272,250

McDonald’s Corp.
1.88%	05/29/19	500,000	505,292
3.70%	02/15/42	250,000	248,397
McKesson Corp.
3.80%	03/15/24	250,000	269,741
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	119,331
Medtronic Inc.
3.63%	03/15/24	200,000	217,772
4.50%	03/15/42	250,000	284,317
4.63%	03/15/44 - 03/15/45	400,000	469,804
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	395,000	436,221
Merck & Company Inc.
2.40%	09/15/22	878,000	903,427
2.75%	02/10/25	70,000	72,579
MetLife Inc.
1.76%	12/15/17	500,000	501,923
4.13%	08/13/42	250,000	249,392
6.50%	12/15/32	250,000	321,954
Microsoft Corp.
0.88%	11/15/17	1,000,000	1,000,029
3.50%	02/12/35	65,000	66,681
3.75%	05/01/43	300,000	309,416
4.45%	11/03/45	425,000	484,337
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	250,000	249,636
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	95,719
Mondelez International Inc.
4.00%	02/01/24	250,000	273,684
Monsanto Co.
3.95%	04/15/45	150,000	146,973
4.20%	07/15/34	70,000	71,216
Moody’s Corp.
4.88%	02/15/24	250,000	284,530
Morgan Stanley
2.38%	07/23/19	350,000	356,060
2.80%	06/16/20	230,000	235,963
3.13%	07/27/26	250,000	252,493
3.95%	04/23/27	250,000	260,189
4.00%	07/23/25	95,000	102,218
4.10%	05/22/23	250,000	264,435
4.35%	09/08/26	250,000	267,049
4.88%	11/01/22	250,000	275,765
5.50%	07/28/21	898,000	1,024,265
6.63%	04/01/18	433,000	463,937
Motorola Solutions Inc.
3.50%	09/01/21	250,000	257,780
MUFG Americas Holdings Corp.
3.00%	02/10/25	250,000	255,057
National Australia Bank Ltd.
2.30%	07/25/18	500,000	507,441
NetApp Inc.
3.38%	06/15/21	210,000	219,829
Newell Brands Inc.
2.05%	12/01/17	500,000	503,472

Newmont Mining Corp.
3.50%	03/15/22	250,000	259,680
Nexen Energy ULC
6.40%	05/15/37	500,000	666,355
Nisource Finance Corp.
3.85%	02/15/23	574,000	614,613
Noble Energy Inc.
8.25%	03/01/19	500,000	571,988
Norfolk Southern Corp.
4.80%	08/15/43	250,000	290,485
Northrop Grumman Corp.
1.75%	06/01/18	750,000	755,969
Novartis Capital Corp.
2.40%	09/21/22	552,000	571,237
3.00%	11/20/25	250,000	264,613
NYSE Holdings LLC
2.00%	10/05/17	500,000	503,501
Occidental Petroleum Corp.
1.50%	02/15/18	500,000	501,536
3.40%	04/15/26	140,000	148,201
Omega Healthcare Investors Inc.
4.50%	04/01/27	200,000	201,180
Omnicom Group Inc.
3.63%	05/01/22	500,000	535,811
ONEOK Partners LP
6.13%	02/01/41	312,000	336,835
Oracle Corp.
1.20%	10/15/17	1,000,000	1,000,160
2.25%	10/08/19	250,000	256,160
3.25%	05/15/30	250,000	261,475
3.63%	07/15/23	125,000	135,785
4.30%	07/08/34	500,000	543,293
Orange S.A.
9.00%	03/01/31	250,000	399,168
Owens Corning
4.20%	12/15/22	250,000	268,610
Pacific Gas & Electric Co.
6.05%	03/01/34	611,000	815,393
PacifiCorp
6.25%	10/15/37	153,000	212,527
Parker-Hannifin Corp.
4.20%	11/21/34	350,000	395,693
Pentair Finance S.A.
3.15%	09/15/22	500,000	499,746
PepsiCo Inc.
1.85%	04/30/20	250,000	253,835
2.75%	03/01/23	250,000	262,359
4.45%	04/14/46	250,000	295,777
7.90%	11/01/18	500,000	567,093
Petroleos Mexicanos
3.50%	07/18/18	500,000	511,500
4.50%	01/23/26	100,000	97,250
5.50%	01/21/21 - 06/27/44	679,000	683,925
6.38%	01/23/45	250,000	238,750
6.50%	06/02/41	167,000	162,408
6.88%	08/04/26	250,000	281,863	(d)

Pfizer Inc.
4.30%	06/15/43	350,000	397,070
6.20%	03/15/19	1,000,000	1,113,620
Philip Morris International Inc.
3.88%	08/21/42	442,000	459,028
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	500,000	497,996
PNC Bank NA
2.25%	07/02/19	500,000	509,569
2.95%	02/23/25	400,000	412,357
Potash Corporation of Saskatchewan Inc.
3.63%	03/15/24	250,000	261,380
PPL Capital Funding Inc.
3.40%	06/01/23	500,000	528,239
Principal Financial Group Inc.
1.85%	11/15/17	250,000	251,381
3.40%	05/15/25	250,000	256,782
Prologis LP (REIT)
4.25%	08/15/23	250,000	276,529
Prudential Financial Inc.
5.63%	05/12/41	225,000	265,025
7.38%	06/15/19	350,000	402,809
Public Service Company of Colorado
3.95%	03/15/43	250,000	273,567
Public Service Electric & Gas Co.
1.80%	06/01/19	250,000	253,429
2.38%	05/15/23	500,000	510,721
3.05%	11/15/24	250,000	264,704
Puget Energy Inc.
3.65%	05/15/25	300,000	312,399
QUALCOMM Inc.
4.65%	05/20/35	150,000	161,328
Quest Diagnostics Inc.
3.50%	03/30/25	150,000	157,138
4.25%	04/01/24	250,000	273,623
Qwest Corp.
6.75%	12/01/21	500,000	556,875
Raytheon Co.
3.15%	12/15/24	90,000	96,847
Realty Income Corp. (REIT)
4.65%	08/01/23	500,000	551,412
Regions Bank
2.25%	09/14/18	250,000	251,993
Republic Services Inc.
3.20%	03/15/25	250,000	261,808
5.50%	09/15/19	500,000	554,199
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	650,000	762,756
Rogers Communications Inc.
3.00%	03/15/23	250,000	260,065
3.63%	12/15/25	60,000	65,124
Royal Bank of Canada
1.20%	09/19/17	500,000	499,785
1.80%	07/30/18	200,000	201,361
2.15%	03/06/20	250,000	253,732
Royal Bank of Scotland Group PLC
3.88%	09/12/23	200,000	197,397

S&P Global Inc.
4.40%	02/15/26	250,000	279,524
San Diego Gas & Electric Co.
3.60%	09/01/23	500,000	550,377
Sanofi
1.25%	04/10/18	500,000	500,981
Santander Holdings USA Inc.
2.65%	04/17/20	150,000	150,910
Santander UK PLC
2.38%	03/16/20	250,000	252,501
3.05%	08/23/18	250,000	255,890
Scripps Networks Interactive Inc.
3.90%	11/15/24	250,000	262,741
Seagate HDD Cayman
3.75%	11/15/18	125,000	128,434
4.75%	06/01/23	250,000	247,500
Sempra Energy
4.05%	12/01/23	250,000	274,075
Shell International Finance BV
2.00%	11/15/18	225,000	227,797
4.00%	05/10/46	250,000	256,439
4.13%	05/11/35	250,000	269,555
4.38%	03/25/20	1,000,000	1,092,438
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	150,414
Simon Property Group LP (REIT)
2.75%	02/01/23	621,000	636,782
South Carolina Electric & Gas Co.
5.10%	06/01/65	150,000	176,337
Southern California Edison Co.
3.60%	02/01/45	825,000	863,427
Southern Copper Corp.
5.88%	04/23/45	255,000	254,412
Spectra Energy Capital LLC
3.30%	03/15/23	250,000	247,858
Spectra Energy Partners LP
3.50%	03/15/25	250,000	253,045
Stanley Black & Decker Inc.
2.90%	11/01/22	250,000	262,223
State Street Corp.
3.30%	12/16/24	95,000	101,463	(b)
3.70%	11/20/23	275,000	301,350	(b)
Statoil ASA
2.45%	01/17/23	750,000	764,908
Sumitomo Mitsui Banking Corp.
2.45%	01/16/20	250,000	254,754
2.50%	07/19/18	500,000	507,024
Suncor Energy Inc.
6.85%	06/01/39	250,000	339,856
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	250,000	289,894
SunTrust Banks Inc.
2.35%	11/01/18	350,000	356,021
Target Corp.
4.00%	07/01/42	500,000	545,973
TD Ameritrade Holding Corp.
2.95%	04/01/22	250,000	260,524

Telefonica Emisiones SAU
5.88%	07/15/19	1,000,000	1,110,457
Texas Instruments Inc.
1.75%	05/01/20	250,000	253,371
The Allstate Corp. 3 month USD LIBOR + 2.94%
5.75%	08/15/53	250,000	268,438	(e)
The Bank of New York Mellon Corp.
2.20%	05/15/19	500,000	509,027
2.80%	05/04/26	30,000	30,808
3.00%	02/24/25	105,000	109,321
The Bank of Nova Scotia
1.95%	01/15/19	250,000	252,556
2.05%	10/30/18	250,000	252,967
The Boeing Co.
0.95%	05/15/18	325,000	324,599
3.30%	03/01/35	65,000	66,225
3.38%	06/15/46	150,000	151,037
The Charles Schwab Corp.
2.20%	07/25/18	200,000	203,390
The Clorox Co.
3.50%	12/15/24	250,000	267,369
The Coca-Cola Co.
1.15%	04/01/18	250,000	250,257
2.45%	11/01/20	500,000	520,919
The Dow Chemical Co.
3.00%	11/15/22	437,000	454,051
4.38%	11/15/42	437,000	445,923
The Goldman Sachs Group Inc.
2.75%	09/15/20	750,000	768,290
3.85%	07/08/24	250,000	265,570
5.75%	01/24/22	500,000	580,430
6.25%	02/01/41	350,000	458,637
6.75%	10/01/37	700,000	893,012
The Home Depot Inc.
2.13%	09/15/26	245,000	240,995
2.63%	06/01/22	190,000	197,317
4.20%	04/01/43	250,000	282,426
4.40%	04/01/21	500,000	557,027
The Kroger Co.
3.85%	08/01/23	500,000	542,171
The Pepsi Bottling Group Inc.
7.00%	03/01/29	150,000	218,021
The Procter & Gamble Co.
4.70%	02/15/19	1,000,000	1,082,657
The Progressive Corp.
4.35%	04/25/44	100,000	115,140
The Sherwin-Williams Co.
1.35%	12/15/17	436,000	436,324
The Toronto-Dominion Bank
2.25%	11/05/19	250,000	255,027
2.63%	09/10/18	250,000	255,621
The Travelers Companies Inc.
5.35%	11/01/40	250,000	322,817
The Walt Disney Co.
2.30%	02/12/21	130,000	133,978
3.00%	07/30/46	60,000	56,397
3.15%	09/17/25	165,000	178,789

The Western Union Co.
2.88%	12/10/17	500,000	507,161
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	83,841
4.15%	02/01/24	25,000	27,177
Thomson Reuters Corp.
4.50%	05/23/43	150,000	153,246
Time Warner Cable LLC
4.50%	09/15/42	500,000	478,230
6.75%	07/01/18	788,000	856,180
Time Warner Inc.
6.10%	07/15/40	650,000	818,556
Total Capital International S.A.
2.75%	06/19/21	250,000	261,132
Toyota Motor Credit Corp.
1.38%	01/10/18	1,000,000	1,001,876
TransAlta Corp.
4.50%	11/15/22	873,000	858,875
TransCanada PipeLines Ltd.
7.63%	01/15/39	350,000	519,196
Tyco Electronics Group S.A.
2.38%	12/17/18	80,000	81,409
Tyson Foods Inc.
2.65%	08/15/19	250,000	256,331
4.88%	08/15/34	70,000	77,620
Unilever Capital Corp.
2.00%	07/28/26	250,000	245,241
2.20%	03/06/19	400,000	409,036
Union Electric Co.
3.65%	04/15/45	135,000	141,450
Union Pacific Corp.
4.75%	12/15/43	250,000	298,845
United Airlines 2013-1 Class A Pass Through Trust
4.30%	02/15/27	225,539	245,838
United Parcel Service Inc.
2.45%	10/01/22	875,000	908,834
United Technologies Corp.
4.50%	06/01/42	458,000	531,771
UnitedHealth Group Inc.
1.40%	10/15/17	437,000	437,777
3.10%	03/15/26	350,000	365,901
4.63%	07/15/35	45,000	52,362
6.88%	02/15/38	250,000	367,122
US Bank NA
2.80%	01/27/25	350,000	361,593
Vale Overseas Ltd.
6.88%	11/10/39	400,000	387,000
Valero Energy Corp.
6.63%	06/15/37	500,000	586,938
Ventas Realty LP/Ventas Capital Corp.
2.00%	02/15/18	500,000	502,991
Verizon Communications Inc.
3.85%	11/01/42	436,000	416,022
4.40%	11/01/34	250,000	265,038
4.52%	09/15/48	150,000	159,022
5.05%	03/15/34	250,000	281,505

5.15%	09/15/23	1,250,000	1,454,834
6.40%	09/15/33	500,000	648,942
6.55%	09/15/43	250,000	338,781
Viacom Inc.
3.25%	03/15/23	200,000	201,067
5.85%	09/01/43	100,000	113,041
Virginia Electric and Power Co.
4.65%	08/15/43	500,000	587,669
Visa Inc.
4.30%	12/14/45	350,000	405,568
Vodafone Group PLC
2.50%	09/26/22	376,000	378,209
4.38%	02/19/43	250,000	251,035
Voya Financial Inc.
2.90%	02/15/18	191,000	194,580
Wal-Mart Stores Inc.
6.50%	08/15/37	1,000,000	1,477,554
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	57,132
4.50%	11/18/34	155,000	165,644
Waste Management Inc.
2.90%	09/15/22	500,000	524,791
Wells Fargo & Co.
1.50%	01/16/18	500,000	500,470
2.15%	01/30/20	920,000	926,493
2.50%	03/04/21	240,000	243,323
4.13%	08/15/23	250,000	267,661
4.40%	06/14/46	250,000	255,165
4.65%	11/04/44	150,000	158,182
5.61%	01/15/44	569,000	681,307
Welltower Inc. (REIT)
2.25%	03/15/18	500,000	504,379
5.13%	03/15/43	250,000	276,625
Western Gas Partners LP
5.45%	04/01/44	150,000	152,641
Westpac Banking Corp.
1.50%	12/01/17	500,000	501,191
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	135,597
Whirlpool Corp.
3.70%	05/01/25	250,000	264,123
Williams Partners LP
5.10%	09/15/45	150,000	146,679
5.80%	11/15/43	250,000	260,902
WPP Finance 2010
5.13%	09/07/42	191,000	213,543
Wyndham Worldwide Corp.
4.25%	03/01/22	250,000	265,767
Xcel Energy Inc.
3.30%	06/01/25	250,000	263,893
Zoetis Inc.
4.70%	02/01/43	250,000	263,713
			211,399,337
Non-Agency Collateralized Mortgage Obligations—0.3%
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	800,000	873,194
COMM 2012-CR1 Mortgage Trust
3.39%	05/15/45	500,000	534,645

COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	222,884
COMM 2013-CR11 Mortgage Trust
4.72%	10/10/46	1,000,000	1,129,365	(e)
COMM 2013-CR8 Mortgage Trust
3.61%	06/10/46	750,000	813,472	(e)
COMM 2015-PC1 Mortgage Trust
3.90%	07/10/50	500,000	550,036
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	750,000	811,641	(e)
Morgan Stanley Capital I Trust 2008-T29
6.48%	01/11/43	470,000	491,091	(e)
Wells Fargo Commercial Mortgage Trust 2012-LC5
4.69%	10/15/45	220,000	232,102	(e)
WF-RBS Commercial Mortgage Trust 2012-C10
2.88%	12/15/45	$1,200,000	$1,248,980
WF-RBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	214,373
			7,121,783
Sovereign Bonds—0.3%
Government of Chile
3.63%	10/30/42	350,000	372,313
Government of Colombia
4.38%	07/12/21	300,000	324,900
5.00%	06/15/45	250,000	271,000
6.13%	01/18/41	250,000	303,125
Government of Italy
5.38%	06/15/33	250,000	305,517
Government of Mexico
3.50%	01/21/21	250,000	265,750
4.75%	03/08/44	702,000	730,080
5.75%	10/12/10	172,000	181,890
6.05%	01/11/40	130,000	158,925
Government of Panama
6.70%	01/26/36	250,000	341,250
Government of Peru
6.55%	03/14/37	297,000	420,641
7.35%	07/21/25	100,000	139,000
Government of Philippines
4.00%	01/15/21	500,000	543,133
7.75%	01/14/31	500,000	779,364
Government of Poland
3.00%	03/17/23	147,000	152,870
5.00%	03/23/22	500,000	570,231
6.38%	07/15/19	74,000	83,250
Government of South Africa
5.38%	07/24/44	250,000	271,625
Government of Uruguay
4.50%	08/14/24	500,000	550,625
			6,765,489
Municipal Bonds and Notes—0.3%
American Municipal Power Inc.
6.27%	02/15/50	200,000	264,092
Bay Area Toll Authority
6.26%	04/01/49	250,000	382,440
Chicago Transit Authority
6.90%	12/01/40	75,000	98,530

City of New York
5.97%	03/01/36	250,000	336,803
City Public Service Board of San Antonio
5.72%	02/01/41	200,000	274,826
Commonwealth of Massachusetts
4.50%	08/01/31	200,000	237,284
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	99,639
6.00%	12/01/44	100,000	146,150
East Bay Municipal Utility District
5.87%	06/01/40	100,000	136,525
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	104,834
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	153,538
6.60%	07/01/50	90,000	141,270
Los Angeles Unified School District
5.76%	07/01/29	110,000	141,016
Metropolitan Transportation Authority
6.81%	11/15/40	250,000	362,447
Municipal Electric Authority of Georgia
6.64%	04/01/57	125,000	168,741
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	270,000	294,678
New York City Water & Sewer System
6.01%	06/15/42	250,000	361,292
North Texas Tollway Authority
6.72%	01/01/49	100,000	155,065
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	115,075
5.31%	08/01/46	200,000	226,930
San Diego County Water Authority Financing Corp.
6.14%	05/01/49	100,000	142,345
South Carolina State Public Service Authority
6.45%	01/01/50	150,000	217,208
State of California
5.70%	11/01/21	605,000	714,596
7.55%	04/01/39	200,000	320,282
State of Illinois
5.10%	06/01/33	550,000	530,200
State of Texas
5.52%	04/01/39	200,000	279,054
Texas Transportation Commission
5.03%	04/01/26	100,000	121,548
University of California
4.60%	05/15/31	100,000	116,993
4.77%	05/15/15	100,000	109,207
6.58%	05/15/49	100,000	143,306
University of North Carolina at Chapel Hill
3.85%	12/01/34	200,000	225,342
University of Texas System
4.79%	08/15/46	100,000	126,251
			7,247,507

FNMA (TBA)—0.0%*
Lehman
5.50%	TBA	384,555	12,152	(g,h)

Total Bonds and Notes (Cost $689,439,312)			711,914,193

		Number of Shares	Fair Value
Exchange Traded Fund—3.1%

SPDR Bloomberg Barclays High Yield Bond ETF (Cost $72,005,250)		2,022,863	74,279,529	(i)

Total Investments in Securities (Cost $1,984,178,827)			2,257,447,806

Short-Term Investments—5.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $130,080,397)			130,080,397	(i,j,k)

Total Investments (Cost $2,114,259,224)			2,387,528,203

Liabilities in Excess of Other Assets, net—(0.8)%			(19,287,631)

NET ASSETS—100.0%			$2,368,240,572

Other Information:

The Fund had the following long futures contracts open at September 30, 2016:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	December 2016	28	$2,389,380	$40,236
MSCI Emerging Market Mini Futures	December 2016	16	730,000	6,845
Russell 2000 Mini Index Futures	December 2016	4	499,320	(2,395)
S&P 500 Emini Index Futures	December 2016	117	12,638,340	(97,791)
S&P Mid 400 Emini Index Futures	December 2016	1	154,960	(1,037)

				$(54,142)

The Fund had the following short futures contracts open at September 30, 2016:
Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2016	470	$(50,769,400)	$(200,756)

				$(254,898)

The Fund held the following TBA sale commitments as of September 30, 2016:

		Principal Amount	Fair Value
Agency Mortgage Backed
Federal National Mortgage Assoc. TBA
4.00%	TBA	$(181,000)	$(193,880	)(f)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator effective July 1, 2016, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(c)	General Electric Co. is the parent company of GE Asset Management Incorporated (GEAM), the Fund’s investment adviser prior to July 1, 2016.

(d)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to $3,933,517 or 0.17% of the net assets of the GE Investments Total Return Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(e)	Variable or floating rate security. The stated rate represents the rate at September 30, 2016.

(f)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(g)	Security is in default.

(h)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors.

(i)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(j)	At September 30, 2016, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBA’s.

(k)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

**	Amount is less than $0.50.

***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MBIA	Municipal Bond Investors Assurance Corporation
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The Fund was invested in the following countries/territories at September 30, 2016 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	72.59%
Japan	4.11%
United Kingdom	3.58%
Canada	1.96%
Switzerland	1.84%
France	1.70%
Germany	1.70%

China	1.51%
Australia	1.35%
South Korea	0.85%
Netherlands	0.75%
Taiwan	0.68%
Hong Kong	0.64%
Ireland	0.56%
Spain	0.55%
Sweden	0.48%
India	0.47%
Brazil	0.43%
South Africa	0.40%
Mexico	0.38%
Singapore	0.34%
Supranational	0.34%
Italy	0.32%
Denmark	0.30%
Belgium	0.23%
Russian Federation	0.20%
Finland	0.17%
Malaysia	0.15%
Indonesia	0.15%
Norway	0.13%
Philippines	0.13%
Thailand	0.12%
Israel	0.12%
Colombia	0.09%
Poland	0.09%
Chile	0.08%
Turkey	0.07%
Qatar	0.05%
United Arab Emirates	0.05%
Peru	0.04%
Luxembourg	0.04%
Austria	0.03%
New Zealand	0.03%
Bermuda	0.03%
Cayman Islands	0.03%
Portugal	0.03%
Uruguay	0.02%
Greece	0.02%
Hungary	0.02%
Panama	0.02%
Guernsey	0.01%
Egypt	0.01%
Czech Republic	0.01%
Malta	0.00%
Puerto Rico	0.00%
Monaco	0.00%
United States Virgin Islands	0.00%
Jersey	0.00%
Republic of Korea	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2016 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Banks	1.55%	3.12%	4.67%
Pharmaceuticals	1.91%	1.59%	3.50%
Exchange Traded Funds	3.11%	0.00%	3.11%
Internet Software & Services	1.61%	0.58%	2.19%
Integrated Oil & Gas	1.17%	0.99%	2.16%
Technology Hardware, Storage & Peripherals	1.32%	0.44%	1.76%
Integrated Telecommunication Services	0.91%	0.61%	1.52%
Semiconductors	0.96%	0.51%	1.47%
Biotechnology	1.06%	0.27%	1.33%
Industrial Conglomerates	0.90%	0.43%	1.33%
Packaged Foods & Meats	0.57%	0.72%	1.29%
Systems Software	1.15%	0.04%	1.19%
Electric Utilities	0.74%	0.39%	1.13%
Healthcare Equipment	0.71%	0.38%	1.09%
Internet & Direct Marketing Retail	0.88%	0.08%	0.96%
Aerospace & Defense	0.72%	0.23%	0.95%
Data Processing & Outsourced Services	0.87%	0.08%	0.95%
Tobacco	0.59%	0.35%	0.94%
Automobile Manufacturers	0.18%	0.74%	0.92%
Oil & Gas Exploration & Production	0.67%	0.25%	0.92%
Household Products	0.71%	0.21%	0.92%
Life & Health Insurance	0.30%	0.55%	0.85%
Soft Drinks	0.68%	0.06%	0.74%
Industrial Machinery	0.27%	0.41%	0.68%
IT Consulting & Other Services	0.33%	0.34%	0.67%
Multi-Sector Holdings	0.53%	0.11%	0.64%
Regional Banks	0.34%	0.29%	0.63%
Multi-Utilities	0.39%	0.22%	0.61%
Cable & Satellite	0.41%	0.17%	0.58%
Wireless Telecommunication Services	0.00%	0.58%	0.58%
Restaurants	0.43%	0.14%	0.57%
Railroads	0.27%	0.30%	0.57%
Application Software	0.30%	0.27%	0.57%
Managed Healthcare	0.52%	0.02%	0.54%
Multi-Line Insurance	0.17%	0.37%	0.54%
Movies & Entertainment	0.47%	0.05%	0.52%
Asset Management & Custody Banks	0.36%	0.16%	0.52%
Property & Casualty Insurance	0.16%	0.36%	0.52%
Communications Equipment	0.38%	0.11%	0.49%
Specialty Chemicals	0.19%	0.29%	0.48%
Retail REITs	0.24%	0.23%	0.47%
Hypermarkets & Super Centers	0.34%	0.13%	0.47%
Apparel, Accessories & Luxury Goods	0.13%	0.31%	0.44%
Home Improvement Retail	0.42%	0.02%	0.44%
Personal Products	0.04%	0.39%	0.43%
Diversified Chemicals	0.24%	0.18%	0.42%
Investment Banking & Brokerage	0.30%	0.11%	0.41%
Oil & Gas Equipment & Services	0.36%	0.05%	0.41%
Electrical Components & Equipment	0.20%	0.21%	0.41%
Brewers	0.04%	0.36%	0.40%
Financial Exchanges & Data	0.23%	0.16%	0.39%
Specialized REITs	0.39%	0.00%	0.39%
Food Retail	0.07%	0.32%	0.39%
Oil & Gas Storage & Transportation	0.20%	0.17%	0.37%

Apparel Retail	0.21%	0.15%	0.36%
Diversified Metals & Mining	0.00%	0.35%	0.35%
Air Freight & Logistics	0.26%	0.08%	0.34%
Oil & Gas Refining & Marketing	0.18%	0.14%	0.32%
Drug Retail	0.31%	0.01%	0.32%
Life Sciences Tools & Services	0.25%	0.05%	0.30%
Consumer Finance	0.25%	0.05%	0.30%
Building Products	0.12%	0.17%	0.29%
Trading Companies & Distributors	0.05%	0.24%	0.29%
Construction Machinery & Heavy Trucks	0.18%	0.11%	0.29%
Auto Parts & Equipment	0.01%	0.27%	0.28%
Diversified Real Estate Activities	0.00%	0.27%	0.27%
Electronic Components	0.09%	0.18%	0.27%
Construction & Engineering	0.03%	0.23%	0.26%
Healthcare Services	0.15%	0.11%	0.26%
Construction Materials	0.05%	0.20%	0.25%
Research & Consulting Services	0.09%	0.16%	0.25%
Fertilizers & Agricultural Chemicals	0.12%	0.13%	0.25%
Airlines	0.20%	0.04%	0.24%
Industrial Gases	0.12%	0.10%	0.22%
Commodity Chemicals	0.05%	0.17%	0.22%
Distillers & Vintners	0.08%	0.14%	0.22%
Semiconductor Equipment	0.11%	0.10%	0.21%
Healthcare Distributors	0.19%	0.02%	0.21%
Steel	0.03%	0.17%	0.20%
Gold	0.04%	0.16%	0.20%
General Merchandise Stores	0.14%	0.06%	0.20%
Hotels, Resorts & Cruise Lines	0.11%	0.07%	0.18%
Insurance Brokers	0.09%	0.08%	0.17%
Residential REITs	0.15%	0.02%	0.17%
Footwear	0.13%	0.04%	0.17%
Home Entertainment Software	0.11%	0.06%	0.17%
Office REITs	0.09%	0.07%	0.16%
Gas Utilities	0.00%	0.16%	0.16%
Automotive Retail	0.14%	0.02%	0.16%
Health Care REITs	0.16%	0.00%	0.16%
Broadcasting	0.08%	0.07%	0.15%
Advertising	0.06%	0.08%	0.14%
Electronic Equipment & Instruments	0.01%	0.13%	0.14%
Healthcare Supplies	0.05%	0.09%	0.14%
Diversified Capital Markets	0.00%	0.13%	0.13%
Consumer Electronics	0.01%	0.12%	0.13%
Department Stores	0.04%	0.09%	0.13%
Casinos & Gaming	0.01%	0.12%	0.13%
Diversified REITs	0.00%	0.12%	0.12%
Healthcare Facilities	0.06%	0.06%	0.12%
Paper Packaging	0.09%	0.03%	0.12%
Electronic Manufacturing Services	0.00%	0.12%	0.12%
Real Estate Development	0.00%	0.12%	0.12%
Home Building	0.04%	0.08%	0.12%
Reinsurance	0.00%	0.11%	0.11%
Specialty Stores	0.08%	0.03%	0.11%
Tires & Rubber	0.02%	0.08%	0.10%
Industrial REITs	0.05%	0.05%	0.10%
Environmental & Facilities Services	0.08%	0.02%	0.10%
Real Estate Operating Companies	0.00%	0.09%	0.09%
Thrifts & Mortgage Finance	0.00%	0.09%	0.09%
Leisure Products	0.04%	0.05%	0.09%

Agricultural & Farm Machinery	0.05%	0.03%	0.08%
Other Diversified Financial Services	0.00%	0.08%	0.08%
Agricultural Products	0.05%	0.03%	0.08%
Diversified Support Services	0.02%	0.06%	0.08%
Highways & Railtracks	0.00%	0.08%	0.08%
Water Utilities	0.03%	0.04%	0.07%
Household Appliances	0.02%	0.05%	0.07%
Heavy Electrical Equipment	0.00%	0.07%	0.07%
Food Distributors	0.05%	0.01%	0.06%
Independent Power Producers & Energy Traders	0.03%	0.03%	0.06%
Airport Services	0.00%	0.06%	0.06%
Home Furnishings	0.03%	0.03%	0.06%
Human Resource & Employment Services	0.01%	0.05%	0.06%
Distributors	0.05%	0.01%	0.06%
Paper Products	0.00%	0.06%	0.06%
Trucking	0.02%	0.04%	0.06%
Healthcare Technology	0.04%	0.01%	0.05%
Housewares & Specialties	0.05%	0.00%	0.05%
Publishing	0.01%	0.04%	0.05%
Copper	0.03%	0.02%	0.05%
Aluminum	0.03%	0.02%	0.05%
Alternative Carriers	0.03%	0.01%	0.04%
Marine	0.00%	0.04%	0.04%
Hotel & Resort REITs	0.04%	0.00%	0.04%
Metal & Glass Containers	0.04%	0.00%	0.04%
Security & Alarm Services	0.00%	0.04%	0.04%
Motorcycle Manufacturers	0.02%	0.02%	0.04%
Computer & Electronics Retail	0.02%	0.02%	0.04%
Coal & Consumable Fuels	0.00%	0.03%	0.03%
Home Furnishing Retail	0.01%	0.02%	0.03%
Oil & Gas Drilling	0.01%	0.02%	0.03%
Education Services	0.00%	0.03%	0.03%
Marine Ports & Services	0.00%	0.03%	0.03%
Leisure Facilities	0.00%	0.03%	0.03%
Office Services & Supplies	0.01%	0.02%	0.03%
Technology Distributors	0.00%	0.02%	0.02%
Commercial Printing	0.00%	0.02%	0.02%
Real Estate Services	0.02%	0.00%	0.02%
Silver	0.00%	0.02%	0.02%
Precious Metals & Minerals	0.00%	0.02%	0.02%
Renewable Electricity	0.00%	0.02%	0.02%
Mortgage REITs	0.02%	0.00%	0.02%
Specialized Consumer Services	0.02%	0.00%	0.02%
Specialized Finance	0.00%	0.01%	0.01%
Forest Products	0.00%	0.01%	0.01%
Textiles	0.00%	0.01%	0.01%

			64.73%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	10.63%
Agency Mortgage Backed	9.08%
Corporate Notes	8.85%
Municipal Bonds and Notes	0.30%
Non-Agency Collateralized Mortgage Obligations	0.30%
Sovereign Bonds	0.28%
Agency Collateralized Mortgage Obligations	0.22%
Asset Backed	0.11%
U.S. Government Sponsored Agencies	0.05%
FNMA (TBA)	0.00%

29.82%

Short-Term Investments
Short-Term Investments	5.45%

5.45%

100.00%

GEI Real Estate Securities Fund

Schedule of Investments—September 30, 2016 (Unaudited)

Common Stock (REITs)—98.9% †	Number of Shares	Fair Value
Alternate Housing—2.7%
American Homes 4 Rent, Class A	39,750	$860,190
Colony Starwood Homes	13,071	375,138
Education Realty Trust Inc.	19,020	820,523
		2,055,851
Diversified—5.9%
Forest City Realty Trust Inc.	36,230	838,000
VEREIT Inc.	98,450	1,020,926
Vornado Realty Trust	19,990	2,023,188
Washington Real Estate Investment Trust	22,550	701,756
		4,583,870
Freestanding—5.2%
National Retail Properties Inc.	28,370	1,442,615
Spirit Realty Capital Inc.	61,100	814,463
STORE Capital Corp.	61,820	1,821,835
		4,078,913
Healthcare—13.4%
Care Capital Properties Inc.	12,329	351,377
HCP Inc.	54,750	2,077,762
Healthcare Realty Trust Inc.	13,500	459,810
Healthcare Trust of America Inc., Class A	42,760	1,394,831
Medical Properties Trust Inc.	7,210	106,492
Ventas Inc.	26,980	1,905,597
Welltower Inc.	55,000	4,112,350
		10,408,219
Hotel—4.8%
Chesapeake Lodging Trust	9,580	219,382
DiamondRock Hospitality Co.	26,640	242,424
Hospitality Properties Trust	22,530	669,592
Host Hotels & Resorts Inc.	121,990	1,899,384
Sunstone Hotel Investors Inc.	57,022	729,311
		3,760,093
Industrial—9.2%
Duke Realty Corp.	85,465	2,335,758
Liberty Property Trust	32,800	1,323,480
Prologis Inc. REIT	39,900	2,136,246
PS Business Parks Inc.	7,355	835,307
STAG Industrial Inc.	22,950	562,505
		7,193,296
Multifamily—11.9%
AvalonBay Communities Inc.	15,380	2,735,179
Camden Property Trust	14,090	1,179,897
Equity Residential	33,980	2,185,933
Essex Property Trust Inc.	5,890	1,311,703
UDR Inc.	52,170	1,877,598
		9,290,310
Office—10.6%
Alexandria Real Estate Equities Inc.	4,430	481,851
Boston Properties Inc.	12,600	1,717,254
Columbia Property Trust Inc.	24,620	551,242
Corporate Office Properties Trust	29,470	835,475
Douglas Emmett Inc.	32,060	1,174,358

Easterly Government Properties Inc.	10,270	195,952
Highwoods Properties Inc.	31,960	1,665,755
Hudson Pacific Properties Inc.	21,620	710,649
Mack-Cali Realty Corp.	10,060	273,833
SL Green Realty Corp.	6,130	662,653
		8,269,022
Regional Malls—11.6%
General Growth Properties Inc.	62,330	1,720,308
Simon Property Group Inc.	27,070	5,603,761
The Macerich Co.	21,300	1,722,531
		9,046,600
Self Storage—5.8%
CubeSmart	43,490	1,185,538
Life Storage Inc.	7,630	678,612
Public Storage	11,750	2,621,895
		4,486,045
Shopping Centers—9.6%
DDR Corp.	56,500	984,795
Equity One Inc.	53,260	1,630,288
Kimco Realty Corp.	48,820	1,413,339
Kite Realty Group Trust	17,180	476,230
Ramco-Gershenson Properties Trust	22,260	417,152
Regency Centers Corp.	17,040	1,320,430
Weingarten Realty Investors	32,250	1,257,105
		7,499,339
Specialty—8.2%
CyrusOne Inc.	34,920	1,661,144
Digital Realty Trust Inc.	15,510	1,506,331
Equinix Inc.	7,650	2,755,913
QTS Realty Trust Inc., Class A	9,290	490,977
		6,414,365

Total Common Stock (REITs) (Cost $69,227,864)		77,085,923

Short-Term Investments—1.1%
State Street Institutional U.S. Government Money Market Fund—Class G Shares 0.31% (Cost $853,966)	853,966	853,966	(a,b)

Total Investments (Cost $70,081,830)		77,939,889

Liabilities in Excess of Other Assets, net—(0.0)% *		(27,549)

NET ASSETS—100.0%		$77,912,340

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(b)	Coupon amount represents effective yield.

†	Percentages are based on net assets as of September 30, 2016.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

Security Valuation
The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. The investment adviser performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. During the period ended September 30, 2016, the U.S. Equity Fund, S&P 500 Index Fund, Premier Growth Equity Fund, Core Value Equity Fund and Small-Cap Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The Total Return Fund invested in futures contracts on various stock indices to gain equity exposure. The Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended September 30, 2016, the Income Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The Income Fund and Total Return Fund may purchase or sell securities on a when issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in Registered Investment Companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at September 30, 2016:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities†
	Common Stock	$26,755,754	$—	$—	$26,755,754
	Short-Term Investments	834,272	—	—	834,272

	Total Investments in Securities	$27,590,026	$—	$—	$27,590,026

	Other Financial Instruments*
	Long Futures Contracts— Unrealized Appreciation	$841	$—	$—	$841

S&P 500 Index Fund	Investments in Securities†
	Common Stock	$173,489,902	$—	$—	$173,489,902
	Short-Term Investments	4,038,734	—	—	4,038,734

	Total Investments in Securities	$177,528,636	$—	$—	$177,528,636

	Other Financial Instruments*
	Long Futures Contracts— Unrealized Appreciation	$26,354	$—	$—	$26,354

Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$33,130,511	$—	$—	$33,130,511
	Short-Term Investments	1,577,934	—	—	1,577,934

	Total Investments in Securities	$34,708,445	$—	$—	$34,708,445

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$4,171	$—	$—	$4,171

Care Value Equity Fund	Investments in Securities†
	Common Stock	$12,712,033	$—	$—	$12,712,033
	Short-Term Investments	582,615	—	—	582,615

	Total Investments in Securities	$13,294,648	$—	$—	$13,294,648

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$802	$—	$—	$802

Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$35,488,559	$—	$—	$35,488,559
	Short-Term Investments	1,708,580	—	—	1,708,580

	Total Investments in Securities	$37,197,139	$—	$—	$37,197,139

	Other Financial Instruments*
	Long Futures Contracts— Unrealized Depreciation	$(149)	$—	$—	$(149)

Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$6,654,757	$—	$6,654,757
	Agency Mortgage Backed	—	5,684,627	—	5,684,627
	Agency Collateralized Mortgage Obligations	—	560,978	—	560,978
	Corporate Notes	—	11,448,497	—	11,448,497
	Non-Agency Collateralized Mortgage Obligations	—	1,846,033	—	1,846,033
	Sovereign Bonds	—	74,697	—	74,697
	Municipal Bonds and Notes	—	216,637	—	216,637
	FNMA (TBA)	—	—	1,629	1,629

	Preferred Stock	37,316	—	—	37,316
	Short-Term Investments	2,040,002	—	—	2,040,002

	Total Investments in Securities	$2,077,318	$26,486,226	$1,629	$28,565,173

	Other Financial Instruments*
	Credit Default Swap Contracts—Unrealized Depreciation	$—	$(53,661)	$—	$(53,661)
	Long Futures Contracts—Unrealized Appreciation	1,045	—	—	1,045
	Long Futures Contracts—Unrealized Depreciation	(7,855)	—	—	(7,855)
	Short Futures Contracts—Unrealized Appreciation	3,245	—	—	3,245

	Total Other Financial Instruments	$(3,565)	$(53,661)	$—	$(57,226)

Total Return Fund	Investments in Securities†
	Domestic Equity	$872,599,994	$—	$44,721	$872,644,715
	Foreign Equity	598,470,378	—	138,991	598,609,369
	U.S. Treasuries	—	253,827,050	—	253,827,050
	U.S. Government Sponsored Agencies	—	1,094,559	—	1,094,559
	Agency Collateralized Mortgage Obligations	—	5,134,723	—	5,134,723
	Agency Mortgage Backed	—	216,790,097	—	216,790,097
	Asset Backed	—	2,521,496	—	2,521,496
	Corporate Notes	—	211,399,337	—	211,399,337
	Non-Agency Collateralized Mortgage Obligations	—	7,121,783	—	7,121,783
	Sovereign Bonds	—	6,765,489	—	6,765,489
	Municipal Bonds and Notes	—	7,247,507	—	7,247,507
	FNMA (TBA)	—	—	12,152	12,152
	Exchange Traded Funds	74,279,529	—	—	74,279,529
	Short-Term Investments	130,080,397	—	—	130,080,397

	Total Investments in Securities	$1,675,430,298	$711,902,041	$195,864	$2,387,528,203

	Other Financial Instruments*
	Long Futures Contracts—Unrealized Appreciation	$47,081	$—	$—	$47,081
	Long Futures Contracts—Unrealized Depreciation	(101,223)	—	—	(101,223)
	Short Futures Contracts—Unrealized Depreciation	(200,756)	—	—	(200,756)

	Total Other Financial Instruments	$(254,898)	$—	$—	$(254,898)

Real Estate Securities Fund	Investments in Securities†
	Common Stock	$77,085,923	$—	$—	$77,085,923
	Short-Term Investments	853,966	—	—	853,966

	Total Investments in Securities	$77,939,889	$—	$—	$77,939,889

Transfers between fair value levels during the period were insignificant in relation to net assets. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended September 30, 2016 is not presented.

INCOME TAXES

At September 30, 2016, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
U.S. Equity Fund	$23,691,657	$4,283,256	$(384,887)	$3,898,369
S&P 500 Index Fund	107,434,279	73,541,413	(3,447,056)	70,094,357
Premier Growth Equity Fund	25,563,933	9,426,316	(281,804)	9,144,512
Core Value Equity Fund	11,714,675	1,802,218	(222,245)	1,579,973
Small-Cap Equity Fund	31,076,496	7,539,203	(1,418,560)	6,120,643
Income Fund	27,858,541	877,925	(171,293)	706,632
Total Return Fund	2,125,318,577	376,001,317	(113,791,691)	262,209,626
Real Estate Securities Fund	70,193,525	8,721,678	(975,314)	7,746,364

Investment Adviser

Effective July 1, 2016, SSGA Funds Management, Inc. became the investment adviser and administrator to the Fund. Prior to July 1, 2016, GE Asset Management Incorporated served as the investment adviser and administrator to the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE Investments Funds, Inc.

Date: November 21, 2016

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: November 21, 2016